          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 27, 2001

                                             REGISTRATION NOS. 33-75292/811-3240



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.          [ ]

                           Post Effective Amendment No. 19      [X]
                                                        --


and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 71 [X]


                       -----------------------------------


                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-1230
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       -----------------------------------

                             PAULETTA P. COHN, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

           It is proposed that this filing will become effective:
           [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

           [X]   On May 1, 2001 pursuant to paragraph (b) of Rule 485


           [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
           [ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485
                       -----------------------------------
                      TITLE OF SECURITIES BEING REGISTERED:
                        Group Variable Annuity Contracts
        PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AT THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.

                                                              PORTFOLIO DIRECTOR
                                                      FIXED AND VARIABLE ANNUITY


                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.00-12.00

                                                                      Prospectus

                                                                     May 1, 2001



                                                                        AMERICAN
                                                                         GENERAL
                                                                 FINANCIAL GROUP

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A

FOR SERIES 1 TO 12                                                   May 1, 2001


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           7
SELECTED PURCHASE UNIT DATA..................          14
GENERAL INFORMATION..........................          15
    About Portfolio Director.................          15
    About VALIC..............................          15
    About VALIC Separate Account A...........          15
    Units of Interests.......................          16
    Distribution of the Contracts............          16
VARIABLE ACCOUNT OPTIONS.....................          16
PURCHASE PERIOD..............................          17
    Purchase Payments........................          17
    Purchase Units...........................          18
    Calculation of Purchase Unit Value.......          18
    Choosing Investment Options..............          19
      Fixed Account Options..................          19
      Variable Account Options...............          19
    Stopping Purchase Payments...............          19
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
    Communicating Transfer or Reallocation
      Instructions...........................          20
    Effective Date of Transfer...............          21
    Market Timing............................          21
FEES AND CHARGES.............................          21
    Account Maintenance Fee..................          21
    Surrender Charge.........................          22
      Amount of Surrender Charge.............          22
      10% Free Withdrawal....................          22
      Exceptions to Surrender Charge.........          22
    Premium Tax Charge.......................          22
    Separate Account Charges.................          23
    Fund Annual Expense Charges..............          23
    Other Tax Charges........................          23
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          23
    Separate Account Expense Reimbursement...          24
    Market Value Adjustment..................          24
PAYOUT PERIOD................................          25
    Fixed Payout.............................          25
    Variable Payout..........................          25
    Combination Fixed and Variable Payout....          25
    Payout Date..............................          25
    Payout Options...........................          25
    Enhancements to Payout Options...........          26
    Payout Information.......................          26
SURRENDER OF ACCOUNT VALUE...................          27
    When Surrenders Are Allowed..............          27
    Surrender Process........................          27
    Amount That May Be Surrendered...........          27
    Surrender Restrictions...................          27
    Partial Surrenders.......................          28
    Systematic Withdrawals...................          28
    Distributions Required by Federal Tax
      Law....................................          28
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          28
    Restrictions on Exchange Privilege.......          28
    Taxes and Conversion Costs...............          29
    Surrender Charges........................          29
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          29
    Comparison of Contracts..................          29
    Features of Portfolio Director...........          30
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          30
DEATH BENEFITS...............................          31
    The Process..............................          31
    Beneficiary Information..................          31
    Special Information for Individual
      Non-Tax Qualified Contracts............          31
    During the Purchase Period...............          31
      Interest Guaranteed Death Benefit......          31
      Standard Death Benefit.................          32
    During the Payout Period.................          32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          32
    Types of Investment Performance
      Information Advertised.................          32
      Total Return Performance Information...          33
        Standard Average Annual Total
          Return.............................          33
        Nonstandard Average Annual Total
          Return.............................          33
        Cumulative Total Return..............          33
        Annual Change in Purchase Unit
          Value..............................          33
        Cumulative Change in Purchase Unit
          Value..............................          33
        Total Return Based on Different
          Investment Amounts.................          33
        An Assumed Account Value of
          $10,000............................          34
    Yield Performance Information............          34
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
OTHER CONTRACT FEATURES......................          34
    Changes That May Not Be Made.............          34
    Change of Beneficiary....................          34
    Contingent Owner.........................          34
    Cancellation -- The 20 Day "Free Look"...          35
    We Reserve Certain Rights................          35
    Variable Account Option Changes..........          35
    Relationship to Employer's Plan..........          35
VOTING RIGHTS................................          35
    Who May Give Voting Instructions.........          35
    Determination of Fund Shares Attributable
      to Your Account........................          35
      During Purchase Period.................          35
      During Payout Period or after a Death
        Benefit Has Been Paid................          36
    How Fund Shares Are Voted................          36
FEDERAL TAX MATTERS..........................          36
    Type of Plans............................          36
    Tax Consequences in General..............          36
    Effect of Tax-Deferred Accumulations.....          37
PRIVACY NOTICE...............................          39


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.


We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:



DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.


For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):


                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.75%                --            1.00%
    North American - AG Capital Conservation Fund                0.25             0.75                 --            1.00
    North American - AG Government Securities Fund               0.25             0.75                 --            1.00
    North American - AG Growth & Income Fund                     0.25             0.75                 --            1.00
    North American - AG International Equities Fund              0.25             0.75                 --            1.00
    North American - AG International Government Bond Fund       0.25             0.75                 --            1.00
    North American - AG MidCap Index Fund                        0.25             0.75                 --            1.00
    North American - AG 1 Money Market Fund                      0.25             0.75                 --            1.00
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.75                 --            1.00
    North American - AG Small Cap Index Fund                     0.25             0.75                 --            1.00
    North American - AG Social Awareness Fund                    0.25             0.75                 --            1.00
    North American - AG Stock Index Fund                         0.25             0.75                 --            1.00
    North American - American Century Income & Growth Fund       0.25             0.75                 --            1.00
    North American - American Century International Growth
      Fund                                                       0.25             0.75                 --            1.00
    North American Core Equity Fund                              0.25             0.75                 --            1.00
    North American - Founders Large Cap Growth Fund              0.25             0.75                 --            1.00
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.75                 --            1.00
    North American - Putnam Opportunities Fund                   0.25             0.75                 --            1.00
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.75                 --            1.00
    North American - T. Rowe Price Health Sciences Fund          0.25             0.75                 --            1.00
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.75                 --            1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.75              (0.25%)          0.75
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.75              (0.25)           0.75
    North American - AG Core Bond Fund                           0.25             0.75              (0.25)           0.75
    North American - AG High Yield Bond Fund                     0.25             0.75              (0.25)           0.75
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.75              (0.25)           0.75
    North American - AG 2 Money Market Fund                      0.25             0.75              (0.25)           0.75
    North American - AG Socially Responsible Fund                0.25             0.75              (0.25)           0.75
    North American - AG Strategic Bond Fund                      0.25             0.75              (0.25)           0.75
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.75              (0.25)           0.75
    North American International Growth Fund                     0.25             0.75              (0.25)           0.75
    North American - INVESCO MidCap Growth Fund                  0.25             0.75              (0.25)           0.75
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.75              (0.25)           0.75
    North American - Neuberger Berman MidCap Value Fund          0.25             0.75              (0.25)           0.75
    North American Small Cap Value Fund                          0.25             0.75              (0.25)           0.75
    North American - State Street Large Cap Value Fund           0.25             0.75              (0.25)           0.75
  American Century Ultra Fund                                    0.25             1.00              (0.21)           1.04
  Ariel Appreciation Fund                                        0.25             1.00              (0.25)           1.00
  Ariel Fund                                                     0.25             1.00              (0.25)           1.00
  Dreyfus Basic GNMA Fund                                        0.25             1.00              (0.25)           1.00
  Evergreen Growth and Income Fund, Class A                      0.25             1.00              (0.25)           1.00
  Evergreen Small Cap Value Fund, Class A                        0.25             1.00              (0.25)           1.00
  Evergreen Value Fund, Class A                                  0.25             1.00              (0.25)           1.00
  Evergreen Special Equity Fund, Class A                         0.25             1.00              (0.25)           1.00
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             1.00              (0.25)           1.00
  Janus Adviser Worldwide Fund                                   0.25             1.00              (0.25)           1.00
  Janus Fund                                                     0.25             1.00              (0.25)           1.00
  Lou Holland Growth Fund                                        0.25             1.00              (0.25)           1.00
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             1.00              (0.25)           1.00
  Putnam Global Growth Fund, Class A                             0.25             1.00              (0.25)           1.00
  Putnam New Opportunities Fund, Class A                         0.25             1.00              (0.25)           1.00
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             1.00              (0.25)           1.00
  Sit Mid Cap Growth Fund                                        0.25             1.00              (0.25)           1.00
  Sit Small Cap Growth Fund                                      0.25             1.00              (0.25)           1.00
  Templeton Asset Strategy Fund, Class 1                         0.25             1.00                 --            1.25
  Templeton Foreign Fund, Class A                                0.25             1.00              (0.25)           1.00
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             1.00                 --            1.25
  Vanguard LifeStrategy Growth Fund                              0.25             1.00                 --            1.25
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             1.00                 --            1.25
  Vanguard Long - Term Corporate Fund (5)                        0.25             1.00              (0.25)           1.00
  Vanguard Long - Term Treasury Fund (5)                         0.25             1.00              (0.25)           1.00
  Vanguard Wellington Fund                                       0.25             1.00                 --            1.25
  Vanguard Windsor II Fund                                       0.25             1.00                 --            1.25
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             1.00              (0.25)           1.00

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

------------------------------------------------------------------
------------


                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $17         $51         $ 88        $193
  North American - AG Capital Conservation Fund                    17          51           88         193
  North American - AG Government Securities Fund                   17          51           88         193
  North American - AG Growth & Income Fund                         19          59          102         221
  North American - AG International Equities Fund                  15          47           81         178
  North American - AG International Government Bond Fund           16          50           87         190
  North American - AG MidCap Index Fund                            15          45           78         172
  North American - AG 1 Money Market Fund                          17          52           89         194
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           16          50           86         188
  North American - AG Small Cap Index Fund                         15          47           81         177
  North American - AG Social Awareness Fund                        17          51           88         193
  North American - AG Stock Index Fund                             14          44           76         167
  North American - American Century Income & Growth Fund           19          59          101         219
  North American - American Century International Growth
    Fund                                                           21          66          113         243
  North American Core Equity Fund                                  19          59          102         221
  North American - Founders Large Cap Growth Fund                  21          66          113         243
  North American - Founders/T. Rowe Price Small Cap Fund           20          62          107         232
  North American - Putnam Opportunities Fund                       21          65          112         242
  North American - T. Rowe Price Blue Chip Growth Fund             20          61          105         226
  North American - T. Rowe Price Health Sciences Fund              22          67          115         247
  North American - T. Rowe Price Science & Technology Fund         21          64          110         237
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              9          28           49         109
  North American - AG Conservative Growth Lifestyle Fund            9          28           49         109
  North American - AG Core Bond Fund                               16          49           85         186
  North American - AG High Yield Bond Fund                         18          56           96         209
  North American - AG Moderate Growth Lifestyle Fund                9          28           49         109
  North American - AG 2 Money Market Fund                          14          43           74         162
  North American - AG Socially Responsible Fund                    14          43           74         162
  North American - AG Strategic Bond Fund                          17          53           91         199
  North American - Goldman Sachs Large Cap Growth Fund             17          52           89         194
  North American International Growth Fund                         18          56           97         211
  North American - INVESCO MidCap Growth Fund                      17          52           89         194
  North American - J.P. Morgan Small Cap Growth Fund               20          61          105         227
  North American - Neuberger Berman MidCap Value Fund              19          58           99         216
  North American Small Cap Value Fund                              18          55           94         205
  North American - State Street Large Cap Value Fund               16          50           87         190
American Century Ultra Fund                                        21          65          111         240
Ariel Appreciation Fund                                            24          73          125         268
Ariel Fund                                                         23          71          122         261
Dreyfus Basic GNMA Fund                                            17          53           92         200
Evergreen Growth and Income Fund, Class A                          25          76          130         278
Evergreen Small Cap Value Fund, Class A                            26          81          139         295
Evergreen Value Fund, Class A                                      21          65          111         240
Evergreen Special Equity Fund, Class A                             27          82          140         297
INVESCO Blue Chip Growth Fund, Investor Class                      21          65          112         241
Janus Adviser Worldwide Fund                                       23          70          120         257
Janus Fund                                                         19          59          102         221
Lou Holland Growth Fund                                            24          74          127         272
MAS Mid Cap Growth Portfolio, Adviser Class                        19          60          103         223
Putnam Global Growth Fund, Class A                                 21          66          113         244
Putnam New Opportunities Fund, Class A                             19          60          102         222
Putnam OTC & Emerging Growth Fund, Class A                         20          62          106         229
Sit Mid Cap Growth Fund                                            23          71          122         262
Sit Small Cap Growth Fund                                          26          79          135         287
Templeton Asset Strategy Fund, Class 1                             21          66          113         243
Templeton Foreign Fund, Class A                                    22          68          117         252
Vanguard LifeStrategy Conservative Growth Fund                     13          41           71         156
Vanguard LifeStrategy Growth Fund                                  13          41           71         156
Vanguard LifeStrategy Moderate Growth Fund                         13          41           71         156
Vanguard Long-Term Corporate Fund                                  14          43           74         163
Vanguard Long-Term Treasury Fund                                   13          42           73         160
Vanguard Wellington Fund                                           17          52           89         194
Vanguard Windsor II Fund                                           17          52           90         196
Warburg Pincus Small Company Growth Fund, Common Class             25          76          130         277

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $63         $101        $138        $193
  North American - AG Capital Conservation Fund                    63          101         138         193
  North American - AG Government Securities Fund                   63          101         138         193
  North American - AG Growth & Income Fund                         66          109         152         221
  North American - AG International Equities Fund                  62           97         131         178
  North American - AG International Government Bond Fund           63          100         137         190
  North American - AG MidCap Index Fund                            61           95         128         172
  North American - AG 1 Money Market Fund                          63          101         139         194
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           63          100         136         188
  North American - AG Small Cap Index Fund                         62           97         131         177
  North American - AG Social Awareness Fund                        63          101         138         193
  North American - AG Stock Index Fund                             61           94         126         167
  North American - American Century Income & Growth Fund           65          108         151         219
  North American - American Century International Growth
    Fund                                                           68          115         163         243
  North American Core Equity Fund                                  66          109         152         221
  North American - Founders Large Cap Growth Fund                  68          115         163         243
  North American - Founders/T. Rowe Price Small Cap Fund           67          112         157         232
  North American - Putnam Opportunities Fund                       67          114         162         242
  North American - T. Rowe Price Blue Chip Growth Fund             66          110         155         226
  North American - T. Rowe Price Health Sciences Fund              68          116         165         247
  North American - T. Rowe Price Science & Technology Fund         67          113         160         237
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             56           78          99         109
  North American - AG Conservative Growth Lifestyle Fund           56           78          99         109
  North American - AG Core Bond Fund                               62           99         135         186
  North American - AG High Yield Bond Fund                         64          105         146         209
  North American - AG Moderate Growth Lifestyle Fund               56           78          99         109
  North American - AG 2 Money Market Fund                          60           93         124         162
  North American - AG Socially Responsible Fund                    60           93         124         162
  North American - AG Strategic Bond Fund                          64          103         141         199
  North American - Goldman Sachs Large Cap Growth Fund             63          101         139         194
  North American International Growth Fund                         65          106         147         211
  North American - INVESCO MidCap Growth Fund                      63          101         139         194
  North American - J.P. Morgan Small Cap Growth Fund               66          110         155         227
  North American - Neuberger Berman MidCap Value Fund              65          107         149         216
  North American Small Cap Value Fund                              64          104         144         205
  North American - State Street Large Cap Value Fund               63          100         137         190
American Century Ultra Fund                                        67          114         161         240
Ariel Appreciation Fund                                            70          122         175         268
Ariel Fund                                                         69          120         172         261
Dreyfus Basic GNMA Fund                                            64          103         142         200
Evergreen Growth and Income Fund, Class A                          71          125         180         278
Evergreen Small Cap Value Fund, Class A                            73          130         189         295
Evergreen Value Fund, Class A                                      67          114         161         240
Evergreen Special Equity Fund, Class A                             73          130         190         297
INVESCO Blue Chip Growth Fund, Investor Class                      67          114         162         241
Janus Adviser Worldwide Fund                                       69          119         170         257
Janus Fund                                                         66          109         152         221
Lou Holland Growth Fund                                            70          123         177         272
MAS Mid Cap Growth Portfolio, Adviser Class                        66          109         153         223
Putnam Global Growth Fund, Class A                                 68          115         163         244
Putnam New Opportunities Fund, Class A                             66          109         152         222
Putnam OTC & Emerging Growth Fund, Class A                         66          111         156         229
Sit Mid Cap Growth Fund                                            69          120         172         262
Sit Small Cap Growth Fund                                          72          127         185         287
Templeton Asset Strategy Fund, Class 1                             68          115         163         243
Templeton Foreign Fund, Class A                                    68          117         167         252
Vanguard LifeStrategy Conservative Growth Fund                     60           91         121         156
Vanguard LifeStrategy Growth Fund                                  60           91         121         156
Vanguard LifeStrategy Moderate Growth Fund                         60           91         121         156
Vanguard Long-Term Corporate Fund                                  60           93         124         163
Vanguard Long-Term Treasury Fund                                   60           92         123         160
Vanguard Wellington Fund                                           63          101         139         194
Vanguard Windsor II Fund                                           63          102         140         196
Warburg Pincus Small Company Growth Fund, Common Class             71          124         180         277


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------


                  FIXED ACCOUNT         INVESTMENT
                  OPTIONS               OBJECTIVE
 -----------------------------------------------------------------------------------------------------------------------------
 FIXED            Fixed                 Guaranteed high current
 OPTIONS          Account Plus          interest income
                  ------------------------------------------------------------------------------------------------------------
                  Short-Term            Guaranteed current
                  Fixed Account         interest income
                  ------------------------------------------------------------------------------------------------------------
                  Multi-Year            Multi-year guaranteed interest income
                  Enhanced Fixed        (May not be available in all states)
                  Option(1)
 -----------------------------------------------------------------------------------------------------------------------------
                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                   ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------
 INDEX            North American -      Seeks long-term growth of capital through   American General      N/A
 EQUITY           AG International      investments primarily in a diversified      Advisers, a division
 FUNDS            Equities Fund*        portfolio of equity and equity related      of VALIC
                                        securities of foreign issuers that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the EAFE Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through             American General      N/A(2)
                  AG MidCap             investments primarily in a diversified      Advisers
                  Index Fund*(3)        portfolio of common stocks that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's
                                        MidCap 400-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American - AG   The Fund seeks long-term capital growth     American General      American General
                  Nasdaq-100-Registered through investments in the stocks that are  Advisers              Investment
                  Trademark-Index       included in the Nasdaq-100                                        Management, L.P.
                  Fund*                 Index-Registered Trademark-.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment  American General      N/A(2)
                  AG Small Cap          primarily in a diversified portfolio of     Advisers
                  Index Fund*(3)        common stocks that, as a group, are
                                        expected to provide investment results
                                        closely corresponding to the performance
                                        of the Russell 2000-Registered Trademark-
                                        Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term capital growth through      American General      N/A(2)
                  AG Stock              investment in common stocks that, as a      Advisers
                  Index Fund*(3)        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's 500
                                        Stock Index-Registered Trademark-.
 -----------------------------------------------------------------------------------------------------------------------------
 ACTIVELY         North American -      Seeks long-term growth of capital and,      American General      N/A
 MANAGED          AG Growth &           secondarily, current income through         Advisers
 EQUITY           Income Fund*          investment in common stocks and
 FUNDS                                  equity-related securities.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks dividend growth, current     American General      American Century
                  American Century      income and capital appreciation by          Advisers              Investment
                  Income & Growth       investing in common stocks. Current income                        Management, Inc.
                  Fund*                 is a secondary consideration.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital growth through       American General      American Century
                  American Century      investments primarily in equity securities  Advisers              Investment
                  International Growth  of issuers in developed foreign countries.                        Management, Inc.
                  Fund*
 -----------------------------------------------------------------------------------------------------------------------------



*    A series of North American Funds Variable Product Series I ("NAFVPS I").
(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract.
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's ("S&P"). North American - AG MidCap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term growth of capital through         American General      Wellington
                  Core Equity           investment primarily in equity securities.        Advisers              Management
                  Fund*                                                                                         Company, LLP(1)
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term growth of capital. The   American General      Founders Asset
                  Founders Large Cap    Fund normally will invest at least 65% of its     Advisers              Management LLC
                  Growth Fund*          total assets in common stocks of
                                        well-established, high-quality growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks to provide long-term capital       American General      Founders Asset
                  Founders/T. Rowe      growth by investing primarily in the stocks of    Advisers              Management LLC and
                  Price Small Cap       small companies. It will invest at least 65% of                         T. Rowe Price
                  Fund*                 its total assets in stocks of small companies.                          Associates, Inc.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital appreciation through       American General      Putnam Investment
                  Putnam Opportunities  investments in common stocks. It invests mainly   Advisers              Management, Inc.
                  Fund*                 in common stocks of large U.S. companies, with a
                                        focus on growth stocks (those the manager
                                        believes whose earnings will grow faster than
                                        the economy, with a resultant price increase).
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. Income   American General      T. Rowe Price
                  T. Rowe Price Blue    is a secondary objective. The Fund pursues        Advisers              Associates, Inc.
                  Chip Growth Fund*     long-term capital appreciation by normally
                                        investing at least 65% of total assets in the
                                        common stocks of large and medium-sized blue
                                        chip growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through a       American General      Goldman Sachs
                  Goldman-Sachs         broadly diversified portfolio of equity           Advisers              Asset
                  Large Cap Growth      securities of large cap U.S. issuers that are                           Management
                  Fund**                expected to have better prospects for earnings
                                        growth than the growth rate of the general
                                        domestic economy. Dividend income is a secondary
                                        objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term capital appreciation by           American General      Thompson, Siegel &
                  International Growth  investing in equity securities of non-U.S.        Advisers              Walmsley, Inc.(2)
                  Fund**                companies, the majority of which are expected to
                                        be in developed markets. The Fund may invest
                                        across the capitalization spectrum, although it
                                        intends to emphasize smaller capitalization
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital appreciation principally through    American General      INVESCO Funds Group,
                  INVESCO               investments in medium capitalization equity       Advisers              Inc.
                  MidCap Growth         securities, such as common and preferred stocks
                  Fund**                and securities convertible into common stocks.
                                        Current income is a secondary objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth from a portfolio of        American General      JP Morgan
                  J.P. Morgan           equity securities of small capitalization growth  Advisers              Investment
                  Small Cap Growth      companies.                                                              Management Inc.
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital growth through investment in        American General      Neuberger Berman
                  Neuberger Berman      equity securities of medium capitalization        Advisers              Management Inc.
                  MidCap Value          companies using a value-oriented investment
                  Fund**                approach.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks maximum long-term return, consistent with   American General      Fiduciary
                  Small Cap Value       reasonable risk to principal by investing         Advisers              Management
                  Fund**                primarily in equity securities of small                                 Associates, Inc.(3)
                                        capitalization companies in terms of revenues
                                        and/or market capitalization.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks total returns that exceed over time the     American General      SSgA Funds
                  State Street          Russell 1000-Registered Trademark- Value Index    Advisers              Management, Inc.
                  Large Cap Value       through investments in equity securities.
                  Fund**(4)
                  ------------------------------------------------------------------------------------------------------------------
                  American Century      Seeks capital growth through investments          American Century      N/A
                  Ultra Fund            primarily in common stocks that are considered    Investment
                                        to have better-than-average prospects for         Management, Inc.
                                        appreciation.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Appreciation    The Fund seeks long-term capital appreciation by  Ariel Capital         N/A
                  Fund(5)               investing primarily in medium-sized company       Management, Inc.
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Fund(5)         The Fund seeks long-term capital appreciation     Ariel Capital         N/A
                                        primarily through investment in small company     Management, Inc.
                                        stocks.
 -----------------------------------------------------------------------------------------------------------------------------------



*    A series of NAFVPS I.
**   A series of North American Funds Variable Product Series II ("NAFVPS II").
(1) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.
(2) Thompson, Siegel & Walmsley, Inc. became the investment sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. Both companies were subsidiaries of United Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4) The Russell 1000-Registered Trademark- Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.
(5) The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Evergreen Growth      Seeks capital growth in the value of its shares   Evergreen Investment  N/A
                  and Income Fund --    and current income by investing in the            Management Company
                  Class A***            securities of mid- and large-sized U.S.
                                        companies which are temporarily undervalued in
                                        the marketplace but display characteristics of
                                        growth such as high return on investment and
                                        competitive advantage in their industry.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Small       Seeks current income and capital growth in the    Evergreen Investment  N/A
                  Cap Value Fund --     value of its shares by investing in common        Management Company
                  Class A***            stocks of small U.S. companies (typically less
                                        than $1.5 billion in market capitalization).
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Value       Seeks long-term capital growth with current       Evergreen Investment  N/A
                  Fund -- Class A***    income as a secondary objective by investing at   Management Company
                                        least 75% of its assets in common stocks of
                                        medium and large-cap U.S. companies that are
                                        undervalued according to various financial
                                        measurements.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Special     The Fund seeks capital growth. It invests         Meridian Investment   N/A
                  Equity Fund           primarily in equity securities of U.S. companies  Company (a
                                        with small market capitalizations.                subsidiary of First
                                                                                          Union Corporation)
                  ------------------------------------------------------------------------------------------------------------------
                  INVESCO Blue Chip     The Fund tries to buy securities that will        INVESCO Funds         N/A
                  Growth Fund           increase in value over the long-term; current     Group, Inc.
                                        income is a secondary goal. The Fund invests
                                        primarily in common stocks of large companies
                                        with market capitalizations of more than $15
                                        billion and that have a history of consistent
                                        earnings growth regardless of business cycles.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Adviser         The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                  Worldwide Fund        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        of companies of any size throughout the world.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Fund            The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                                        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        selected for their growth potential. Although
                                        the Fund can invest in companies of any size, it
                                        generally invests in larger, more established
                                        companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Lou Holland Growth    The Fund primarily seeks long-term growth of      Holland Capital       N/A
                  Fund                  capital. The receipt of dividend income is a      Management, L.P.
                                        secondary consideration. It invests primarily in
                                        common stocks of growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  MAS Mid Cap Growth    The Portfolio seeks long-term capital growth. It  Miller Anderson &     N/A
                  Portfolio             invests primarily in common stocks of companies   Sherrerd, LLP
                                        with capitalizations in the range of companies    (affiliated with
                                        included in the S&P MidCap 400 Index.             Morgan Stanley
                                                                                          Investment
                                                                                          Management Inc.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam Global         The fund seeks capital appreciation by investing  Putnam Investment     N/A
                  Growth                in common stocks of companies worldwide. The      Management, LLC
                  Fund -- Class A       fund invests mainly in growth stocks, issued by
                  Shares                large companies believed to be fast-growing,
                                        with earnings likely to increase over time. The
                                        fund emphasizes investments in developed
                                        countries but may also invest in developing
                                        (emerging) markets.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam New            The fund seeks long-term capital appreciation by  Putnam Investment     N/A
                  Opportunities         investing in common stocks of U.S. companies,     Management, LLC
                  Fund -- Class A       with a focus on growth stocks in sectors of the
                  Shares                economy with high growth potential. The fund
                                        invests mainly in growth stocks, issued by
                                        companies believed to be fast-growing, with
                                        earnings likely to increase over time. Growth
                                        sectors currently emphasized include
                                        communications, media/ entertainment, medical
                                        technology/cost containment, industrial and
                                        environmental services, consumer products and
                                        services and business services.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam OTC &          Seeks capital appreciation by investing           Putnam Investment     N/A
                  Emerging Growth       primarily in common stocks traded in the          Management, LLC
                  Fund -- Class A       over-the-counter market and "emerging growth"
                  Shares                companies listed on securities exchanges, with a
                                        focus on growth stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Mid Cap Growth    The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Associates, Inc.
                                        total assets in the common stocks of growth
                                        companies with capitalizations of $2 billion to
                                        $15 billion at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Small Cap Growth  The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Associates, Inc.
                                        total assets in common stocks of small growth
                                        companies with capitalizations of $2.5 billion
                                        or less at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Foreign     Seeks long-term capital growth by investing       Templeton Global      N/A
                  Fund -- Class A       primarily in the equity securities of companies   Advisors Limited
                                        outside the United States, including emerging
                                        markets.
 -----------------------------------------------------------------------------------------------------------------------------------


***  A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks to provide long-term growth of capital by   Barrow, Hanley,       N/A
                  Windsor II Fund       investing mainly in the equity securities of      Mewhinney & Strauss,
                                        large and medium-size companies whose stocks are  Inc., Equinox
                                        considered by the Fund's advisers to be           Capital Management,
                                        undervalued and out of favor with investors. The  LLC, Tukman Capital
                                        Fund's secondary objective is to provide some     Management, Inc.,
                                        dividend income.                                  and The Vanguard
                                                                                          Group
                  ------------------------------------------------------------------------------------------------------------------
                  Warburg Pincus Small  The Fund seeks capital growth by investing in     Credit Suisse Asset   N/A
                  Company Growth Fund   the equity securities of small U.S. companies.    Management, LLC
 -----------------------------------------------------------------------------------------------------------------------------------
 BALANCED         Vanguard              Seeks to conserve capital and provide moderate    Wellington            N/A
 FUNDS            Wellington Fund       long-term growth in capital and income by         Management
                                        investing approximately 60% to 70% of its assets  Company, LLP in dividend-paying stocks of established, large-
                                        and medium-sized companies that, in the
                                        adviser's opinion, are undervalued but whose
                                        prospects are improving. The remaining 30% to
                                        40% of assets are invested primarily in
                                        high-quality, intermediate- and long-term
                                        corporate bonds with some exposure to U.S.
                                        Treasury, government agency, and mortgage-backed
                                        bonds.
 -----------------------------------------------------------------------------------------------------------------------------------
 INCOME           North American -      Seeks the highest possible total return           American General      N/A
 FUNDS            AG Capital            consistent with preservation of capital through   Advisers
                  Conservation Fund*    current income and capital gains on investments
                                        in intermediate and long-term debt instruments
                                        and other income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks the highest possible return        American General      N/A
                  AG Core Bond Fund*    consistent with conservation of capital through   Advisers
                                        investment in medium- to high- quality fixed
                                        income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income and protection of       American General      N/A
                  AG Government         capital through investments in intermediate and   Advisers
                  Securities Fund*      long-term U.S. Government debt securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income through investments     American General      N/A
                  AG International      primarily in investment grade debt securities     Advisers
                  Government            issued or guaranteed by foreign governments.
                  Bond Fund*
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG High Yield Bond    income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        high yielding high risk fixed income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG Strategic Bond     income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Dreyfus Basic GNMA    The Fund seeks a high level of current income as  The Dreyfus           N/A
                  Fund                  is consistent with the preservation of capital.   Corporation
                                        To pursue this goal, the Fund normally invests
                                        at least 65% of its net assets in GNMA
                                        certificates (popularly called "Ginnie Maes"),
                                        which are guaranteed as to timely payment of
                                        principal and interest by the Government
                                        National Mortgage Association.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   Wellington            N/A
                  Corporate Fund        with the maintenance of principal and liquidity   Management
                                        by investing in a diversified portfolio of        Company, LLP
                                        investment grade corporate and Government bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   The Vanguard Group    N/A
                  Treasury Fund         with the maintenance of principal and liquidity
                                        by investing at least 85% of its total assets in
                                        long-term securities backed by the full faith
                                        and credit of the U.S. Government.
 -----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY        North American -      Seeks growth of capital through investment,       American General      N/A
 FUNDS            AG Social             primarily in common stocks, in companies which    Advisers
                  Awareness Fund*       meet the social criteria established for the
                                        Fund.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. The      American General      T. Rowe Price
                  T. Rowe Price Health  Fund pursues long- term capital appreciation by   Advisers              Associates, Inc.
                  Sciences Fund*        normally investing at least 65% of total assets
                                        in the common stocks of companies engaged in the
                                        research, development, production, or
                                        distribution of products or services related to
                                        health care, medicine, or the life sciences
                                        (collectively termed "health sciences").
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through         American General      T. Rowe Price
                  T. Rowe Price         investment primarily in the common stocks and     Advisers              Associates, Inc.
                  Science &             equity-related securities of companies that are
                  Technology            expected to benefit from the development,
                  Fund*                 advancement and use of science and technology.
 -----------------------------------------------------------------------------------------------------------------------------------


*    A series of NAFVPS I.
**   A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment,       American General      N/A
                  AG Socially           primarily in equity securities, in companies      Advisers
                  Responsible           which meet the social criteria established for
                  Fund**                the Fund.
 -----------------------------------------------------------------------------------------------------------------------------------
 MONEY            North American -      Seeks liquidity, protection of capital and        American General      N/A
 MARKET           AG 1 Money            current income through investments in short-term  Advisers
 FUNDS            Market Fund*          money market instruments.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks liquidity, protection of capital and        American General      N/A
                  AG 2 Money Market     current income through investments in short-term  Advisers
                  Fund**                money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE        North American -      Seeks current income and low to moderate growth   American General      N/A
 FUNDS            AG Conservative       of capital through investments in NAFVPS I or     Advisers
                  Growth                NAFVPS II Funds.
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth through investments in NAFVPS I or   American General      N/A
                  AG Aggressive         NAFVPS II Funds.                                  Advisers
                  Growth Lifestyle
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth and current income through           American General      N/A
                  AG Moderate Growth    investments in NAFVPS I or NAFVPS II Funds.       Advisers
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks current income and low to moderate growth   Vanguard              N/A
                  LifeStrategy          of capital by investing in a relatively fixed
                  Conservative          combination of other Vanguard funds.
                  Growth Fund
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital and some current income   Vanguard              N/A
                  LifeStrategy Growth   by investing in a relatively fixed combination
                  Fund                  of other Vanguard funds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital and a low to moderate     Vanguard              N/A
                  LifeStrategy          level of current income by investing in a
                  Moderate Growth       relatively fixed combination of other Vanguard
                  Fund                  funds.
 -----------------------------------------------------------------------------------------------------------------------------------
 ASSET            North American -      Seeks maximum aggregate rate of return over the   American General      N/A
 ALLOCATION       AG Asset              long-term through controlled investment risk by   Advisers
 FUNDS            Allocation Fund*      adjusting its investment mix among stocks,
                                        long-term debt securities and short-term money
                                        market securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Asset       Seeks high total return through investments in    Templeton Investment  N/A
                  Strategy              equity securities of companies in any country,    Counsel, Inc.
                  Fund -- Class 1***    debt securities of companies and governments of
                                        any country, and money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------


*    A series of NAFVPS I.
**   A series of NAFVPS II.
***  A series of Franklin Templeton Variable Insurance Products Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS


Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.


Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE


If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.


SURRENDER CHARGE


Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000          DECEMBER 31, 1999         JANUARY 4, 1999
                                    ------------------------   ------------------------   -------------------
                                     PURCHASE                   PURCHASE                  PURCHASE   PURCHASE
                                       UNITS       PURCHASE       UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE     UNIT VALUE    IN FORCE     UNIT VALUE   IN FORCE   VALUE(1)
                                    -----------   ----------   -----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............  52,959,577   $4.029885     61,240,667   $4.174280        --         --
North American - AG Capital
  Conservation Division 7..........  20,656,355   $2.223456     24,749,727   $2.056559        --         --
North American - AG Government
  Securities Division 8............  39,203,845   $2.272280     45,292,728   $2.032753        --         --
North American Core Equity Division
  15............................... 397,168,720   $2.395821    460,108,285   $2.582249        --         --
North American - AG Growth & Income
  Division 16...................... 110,018,242   $2.362641    124,329,201   $2.676995        --         --
North American - AG International
  Equities Division 11.............  83,339,570   $1.523254     94,415,343   $1.860227        --         --
North American - AG International
  Government Bond Division 13......  71,084,248   $1.531714     90,136,603   $1.609098        --         --
North American - AG MidCap Index
  Division 4(2).................... 146,197,467   $6.604931    151,288,816   $5.721920        --         --
North American - AG 1 Money Market
  Division 6....................... 240,116,959   $1.896980    233,940,123   $1.807351        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17...................... 594,274,024   $4.173326    517,699,561   $6.398997        --         --
North American - AG Small Cap Index
  Division 14......................  90,786,183   $2.413234     94,031,183   $2.522643        --         --
North American - AG Social
  Awareness Division 12............ 130,333,155   $3.921948    136,226,993   $4.419383        --         --
North American - AG Stock Index
  Division 10...................... 783,994,005   $5.112722    766,975,696   $5.696582        --         --
American Century Ultra Division
  31............................... 551,791,383   $1.871523    411,119,880   $2.359768        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....   3,163,014   $1.337269        203,221   $1.306897        --         --
North American - AG Core Bond
  Division 58......................     814,285   $1.087157         54,349   $1.009692        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....   3,064,339   $1.427592        139,443   $1.538200        --         --
North American - AG High Yield Bond
  Division 60......................     431,009   $1.003958        136,423   $1.075994        --         --
North American International Growth
  Division 33......................   3,937,263   $1.360503        167,387   $1.634943        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....   2,191,030   $1.280697        519,825   $1.667518        --         --
North American - State Street Large
  Cap Value Division 40............   1,132,534   $1.365378        216,072   $1.302905        --         --
North American - INVESCO MidCap
  Growth Division 37...............   3,354,590   $1.416916        477,094   $1.423173        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........   6,374,398   $1.947321        223,437   $1.521699        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............   5,035,039   $1.379301        215,575   $1.397661        --         --
North American - AG 2 Money Market
  Division 44......................  14,885,109   $1.108904      4,089,393   $1.053624        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........   2,825,155   $1.780869        298,665   $2.272711        --         --
North American Small Cap Value
  Division 36......................   2,215,195   $1.309775        166,013   $1.080558        --         --
North American - AG Socially
  Responsible Division 41..........     821,758   $1.349146        282,396   $1.497374        --         --
North American - AG Strategic Bond
  Division 59......................     212,572   $1.097204          2,324   $1.081981        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................     131,471   $1.054115            175   $1.132919        --      $1.00
  Evergreen Small Cap Value
    Division 55....................     714,494   $1.171563            244   $0.995515        --      $1.00
  Evergreen Value Division 57......     279,779   $1.118722          4,240   $1.034113        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)............... 120,660,042   $2.038817    137,266,658   $2.058095        --         --
Putnam Global Growth -- Class A
  Division 28...................... 293,990,642   $1.715894    181,916,991   $2.465895        --         --
Putnam New Opportunities -- Class A
  Division 26...................... 529,608,595   $1.737310    386,064,440   $2.376261        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27.............. 328,139,044   $1.162947    170,725,977   $2.408872        --         --
Templeton Foreign -- Class A
  Division 32...................... 218,992,832   $1.405534    219,168,378   $1.479830        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............   1,431,730   $1.174234        554,101   $1.153827        --         --
Vanguard LifeStrategy Growth
  Division 52......................   7,294,970   $1.263800      1,591,689   $1.352880        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............   3,343,004   $1.218136      1,354,406   $1.244955        --         --
Vanguard Long-Term Corporate
  Division 22......................  48,181,776   $1.304716     49,616,245   $1.179657        --         --
Vanguard Long-Term Treasury
  Division 23...................... 127,031,428   $1.411710    110,102,115   $1.191635        --         --
Vanguard Wellington Division 25.... 294,438,826   $1.667267    328,701,408   $1.528992        --         --
Vanguard Windsor II Division 24.... 378,017,315   $1.807556    426,529,299   $1.566008        --         --

                                        DECEMBER 31, 1998
                                     ------------------------   SEPTEMBER 22,
                                      PURCHASE                       1998
                                        UNITS       PURCHASE       PURCHASE
                                      IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                     -----------   ----------   --------------
North American - AG Asset
  Allocation Division 5............   60,237,818   $3.772519     $  3.401223
North American - AG Capital
  Conservation Division 7..........   28,751,662   $2.085846     $  2.048533
North American - AG Government
  Securities Division 8............   53,729,671   $2.111727     $  2.098372
North American Core Equity Division
  15...............................  494,997,997   $2.428587     $  1.923891
North American - AG Growth & Income
  Division 16......................  129,550,695   $2.201234     $  1.772957
North American - AG International
  Equities Division 11.............  101,811,751   $1.454644     $  1.205200
North American - AG International
  Government Bond Division 13......   97,473,851   $1.728006     $  1.653681
North American - AG MidCap Index
  Division 4(2)....................  169,039,887   $5.029093     $  3.941295
North American - AG 1 Money Market
  Division 6.......................  147,547,688   $1.742617     $  1.723944
North American - T. Rowe Price
  Science & Technology
  Division 17......................  418,601,069   $3.216190     $  2.208120
North American - AG Small Cap Index
  Division 14......................  107,321,015   $2.100506     $  1.804083
North American - AG Social
  Awareness Division 12............  114,382,494   $3.762308     $  3.138915
North American - AG Stock Index
  Division 10......................  691,680,049   $4.772052     $  3,972280
American Century Ultra Division
  31...............................  209,221,513   $1.685503     $  1.373875
North American - AG Conservative
  Growth Lifestyle Division 50.....           --   $1.162045     $  1.025412
North American - AG Core Bond
  Division 58......................           --   $1.029153     $  1.012421
North American - AG Aggressive
  Growth Lifestyle Division 48.....           --   $1.192541     $  1.014416
North American - AG High Yield Bond
  Division 60......................           --   $1.053096     $  1.000425
North American International Growth
  Division 33......................           --   $1.051722     $  0.941455
North American - Goldman Sachs
  Large Cap Growth Division 39.....           --   $1.240768     $  1.011419
North American - State Street Large
  Cap Value Division 40............           --   $1.246581     $  1.070388
North American - INVESCO MidCap
  Growth Division 37...............           --   $1.347693     $  1.069389
North American - Neuberger Berman
  MidCap Value Division 38.........           --   $1.254723     $  1.049399
North American - AG Moderate Growth
  Lifestyle Division 49............           --   $1.185441     $  1.025411
North American - AG 2 Money Market
  Division 44......................           --   $1.013309     $  1.002329
North American - J.P. Morgan Small
  Cap Growth Division 35...........           --   $1.349354     $  1.075387
North American Small Cap Value
  Division 36......................           --   $1.165259     $  1.035409
North American - AG Socially
  Responsible Division 41..........           --   $1.277759     $  1.065392
North American - AG Strategic Bond
  Division 59......................           --   $1.049867     $  1.011421
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................           --          --              --
  Evergreen Small Cap Value
    Division 55....................           --          --              --
  Evergreen Value Division 57......           --          --              --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  190,963,707   $1.695764     $  1.403278
Putnam Global Growth -- Class A
  Division 28......................  101,468,260   $1.512865     $  1.237343
Putnam New Opportunities -- Class A
  Division 26......................  280,523,297   $1,415175     $  1.109266
Putnam OTC & Emerging Growth --
  Class A Division 27..............  129,463,792   $1.072660     $  0.839928
Templeton Foreign -- Class A
  Division 32......................  198,626,024   $1.069704     $  0.923717
Vanguard LifeStrategy Conservative
  Growth Division 54...............           --   $1.084026     $  1.006776
Vanguard LifeStrategy Growth
  Division 52......................           --   $1.168111     $  1.006276
Vanguard LifeStrategy Moderate
  Growth Division 53...............           --   $1.125919     $  1.002175
Vanguard Long-Term Corporate
  Division 22......................   44,122,646   $1.271278     $  1.253982
Vanguard Long-Term Treasury
  Division 23......................   86,673,300   $1.318263     $  1.310099
Vanguard Wellington Division 25....  253,840,498   $1.482836     $  1.380127
Vanguard Windsor II Division 24....  372,737,595   $1.683226     $  1.475161


-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.


- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.


- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.



- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.


- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS


There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.



Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com



- Click "View Your Account Here" and log into VALIC Online



- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Select the desired account, input the transaction request, then click
  "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone



- Press 1 for "Account Inquiries and Transaction Requests"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account and press 2 for an asset transfer or allocation change



- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------

Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792



- Enter your Social Security Number



- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required



- Written instructions are required if you are requesting a transfer to or from the MVA Option



- Written instructions are required if you have notified us not to accept telephone instructions



- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing



No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.



EFFECTIVE DATE OF TRANSFER


The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.


FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the

---------------------------------------------------
  deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.


For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR


In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.


  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.


THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09% and 5.47%, respectively.



THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22% and 5.62%, respectively.


DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Variable Account Option Changes;


  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.


VARIABLE ACCOUNT OPTION CHANGES



We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

AMERICAN
GENERAL
FINANCIAL GROUP

[LOGO]

                                                                         PRIVACY
                                                                          NOTICE
--------------------

 Your Privacy
   is Important

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.

AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS


- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.


- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

- OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.

 Questions
   and Answers
   that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

  - Information provided to us, such as on applications or other forms.

  - Information about transactions with us, our affilates or third parties.

  - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

   (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.

DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
    DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.

--------------------------------------------------------------------------------
  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

     AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance
     Company - North American Funds - North Central Life Insurance
     Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.

--------------------------------------------------------------------------------

     American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
      Return and Annual and Cumulative Change in
      Purchase Unit Value Tables................          21
    Table I:  Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          22
    Table II: Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          25
    Table III: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          28
    Table IV: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          31
    Table V: Cumulative Return with No Surrender
      Charge or Account Maintenance Fee Imposed
      (from Separate Account Division Inception
      to December 31, 2000).....................          34
    Table VI: Cumulative Return with No
      Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          37
    Table VII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Separate Account Division
      Inception)................................          40
    Table VIII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Underlying Fund Inception)...          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
      Value.....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542



[LOGO]
AMERICAN
GENERAL
FINANCIAL GROUP



The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group(SM) is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas


VA 10855   REV 05/01

                                   PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY


                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.20-13.20


                                                                      Prospectus

                                                                     May 1, 2001



                                                AMERICAN GENERAL FINANCIAL GROUP

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A

FOR SERIES 1.20 TO 13.20                                             May 1, 2001


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Series 1.20 to
12.20 consists of group variable annuity contracts that are offered by VALIC to participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer's plan. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................          11
SELECTED PURCHASE UNIT DATA..................          18
GENERAL INFORMATION..........................          19
    About Portfolio Director.................          19
    About VALIC..............................          19
    About VALIC Separate Account A...........          19
    Units of Interests.......................          20
    Distribution of the Contracts............          20
VARIABLE ACCOUNT OPTIONS.....................          20
PURCHASE PERIOD..............................          21
    Purchase Payments........................          21
    Purchase Units...........................          22
    Calculation of Purchase Unit Value.......          22
    Choosing Investment Options..............          23
      Fixed Account Options..................          23
      Variable Account Options...............          23
    Stopping Purchase Payments...............          23
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          24
    During the Purchase Period...............          24
    During the Payout Period.................          24
    Communicating Transfer or Reallocation
      Instructions...........................          24
    Effective Date of Transfer...............          25
    Market Timing............................          25
FEES AND CHARGES.............................          25
    Account Maintenance Fee..................          25
    Surrender Charge.........................          26
      Amount of Surrender Charge.............          26
      10% Free Withdrawal....................          26
      Exceptions to Surrender Charge.........          26
    Premium Tax Charge.......................          26
    Separate Account Charges.................          27
    Fund Annual Expense Charges..............          27
    Other Tax Charges........................          27
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          27
    Separate Account Expense Reimbursement...          28
    Market Value Adjustment..................          28
PAYOUT PERIOD................................          29
    Fixed Payout.............................          29
    Variable Payout..........................          29
    Combination Fixed and Variable Payout....          29
    Payout Date..............................          29
    Payout Options...........................          29
    Enhancements to Payout Options...........          30
    Payout Information.......................          30
SURRENDER OF ACCOUNT VALUE...................          31
    When Surrenders Are Allowed..............          31
    Surrender Process........................          31
    Amount That May Be Surrendered...........          31
    Surrender Restrictions...................          31
    Partial Surrenders.......................          32
    Systematic Withdrawals...................          32
    Distributions Required by Federal Tax
      Law....................................          32
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          32
    Restrictions on Exchange Privilege.......          32
    Taxes and Conversion Costs...............          33
    Surrender Charges........................          33
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          33
    Comparison of Contracts..................          33
    Features of Portfolio Director...........          34
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          34
DEATH BENEFITS...............................          35
    The Process..............................          35
    Beneficiary Information..................          35
    Special Information for Individual
      Non-Tax Qualified Contracts............          35
    During the Purchase Period...............          35
      Interest Guaranteed Death Benefit......          35
      Standard Death Benefit.................          36
    During the Payout Period.................          36
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          36
    Types of Investment Performance
      Information Advertised.................          36
      Total Return Performance Information...          37
        Standard Average Annual Total
          Return.............................          37
        Nonstandard Average Annual Total
          Return.............................          37
        Cumulative Total Return..............          37
        Annual Change in Purchase Unit
          Value..............................          37
        Cumulative Change in Purchase Unit
          Value..............................          37
        Total Return Based on Different
          Investment Amounts.................          37
        An Assumed Account Value of
          $10,000............................          38
    Yield Performance Information............          38
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          38
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          38
OTHER CONTRACT FEATURES......................          38
    Changes That May Not Be Made.............          38
    Change of Beneficiary....................          38
    Contingent Owner.........................          38
    Cancellation -- The 20 Day "Free Look"...          39
    We Reserve Certain Rights................          39
    Variable Account Option Changes..........          35
    Relationship to Employer's Plan..........          39
VOTING RIGHTS................................          39
    Who May Give Voting Instructions.........          39
    Determination of Fund Shares Attributable
      to Your Account........................          40
      During Purchase Period.................          40
      During Payout Period or after a Death
        Benefit Has Been Paid................          40
    How Fund Shares Are Voted................          40
FEDERAL TAX MATTERS..........................          40
    Type of Plans............................          40
    Tax Consequences in General..............          40
    Effect of Tax-Deferred Accumulations.....          41
PRIVACY NOTICE...............................          43


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.


We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:



DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.


For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE                                                      SERIES 1.20-12.20

------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):



                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.55%                --            0.80%
    North American - AG Capital Conservation Fund                0.25             0.55                 --            0.80
    North American - AG Government Securities Fund               0.25             0.55                 --            0.80
    North American - AG Growth & Income Fund                     0.25             0.55                 --            0.80
    North American - AG International Equities Fund              0.25             0.55                 --            0.80
    North American - AG International Government Bond Fund       0.25             0.55                 --            0.80
    North American - AG MidCap Index Fund                        0.25             0.55                 --            0.80
    North American - AG 1 Money Market Fund                      0.25             0.55                 --            0.80
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.55                 --            0.80
    North American - AG Small Cap Index Fund                     0.25             0.55                 --            0.80
    North American - AG Social Awareness Fund                    0.25             0.55                 --            0.80
    North American - AG Stock Index Fund                         0.25             0.55                 --            0.80
    North American - American Century Income & Growth Fund       0.25             0.55                 --            0.80
    North American - American Century International Growth
      Fund                                                       0.25             0.55                 --            0.80
    North American Core Equity Fund                              0.25             0.55                 --            0.80
    North American - Founders Large Cap Growth Fund              0.25             0.55                 --            0.80
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.55                 --            0.80
    North American - Putnam Opportunities Fund                   0.25             0.55                 --            0.80
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.55                 --            0.80
    North American - T. Rowe Price Health Sciences Fund          0.25             0.55                 --            0.80
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.55                 --            0.80
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.55              (0.25%)          0.55
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.55              (0.25)           0.55
    North American - AG Core Bond Fund                           0.25             0.55              (0.25)           0.55
    North American - AG High Yield Bond Fund                     0.25             0.55              (0.25)           0.55
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.55              (0.25)           0.55
    North American - AG 2 Money Market Fund                      0.25             0.55              (0.25)           0.55
    North American - AG Socially Responsible Fund                0.25             0.55              (0.25)           0.55
    North American - AG Strategic Bond Fund                      0.25             0.55              (0.25)           0.55
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.55              (0.25)           0.55
    North American International Growth Fund                     0.25             0.55              (0.25)           0.55
    North American - INVESCO MidCap Growth Fund                  0.25             0.55              (0.25)           0.55
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.55              (0.25)           0.55
    North American - Neuberger Berman MidCap Value Fund          0.25             0.55              (0.25)           0.55
    North American Small Cap Value Fund                          0.25             0.55              (0.25)           0.55
    North American - State Street Large Cap Value Fund           0.25             0.55              (0.25)           0.55
  American Century Ultra Fund                                    0.25             0.80              (0.21)           0.84
  Ariel Appreciation Fund                                        0.25             0.80              (0.25)           0.80
  Ariel Fund                                                     0.25             0.80              (0.25)           0.80
  Dreyfus Basic GNMA Fund                                        0.25             0.80              (0.25)           0.80
  Evergreen Growth and Income Fund, Class A                      0.25             0.80              (0.25)           0.80
  Evergreen Small Cap Value Fund, Class A                        0.25             0.80              (0.25)           0.80
  Evergreen Value Fund, Class A                                  0.25             0.80              (0.25)           0.80
  Evergreen Special Equity Fund, Class A                         0.25             0.80              (0.25)           0.80
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.80              (0.25)           0.80
  Janus Adviser Worldwide Fund                                   0.25             0.80              (0.25)           0.80
  Janus Fund                                                     0.25             0.80              (0.25)           0.80
  Lou Holland Growth Fund                                        0.25             0.80              (0.25)           0.80
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.80              (0.25)           0.80
  Putnam Global Growth Fund, Class A                             0.25             0.80              (0.25)           0.80
  Putnam New Opportunities Fund, Class A                         0.25             0.80              (0.25)           0.80
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.80              (0.25)           0.80
  Sit Mid Cap Growth Fund                                        0.25             0.80              (0.25)           0.80
  Sit Small Cap Growth Fund                                      0.25             0.80              (0.25)           0.80
  Templeton Asset Strategy Fund, Class 1                         0.25             0.80                 --            1.05
  Templeton Foreign Fund, Class A                                0.25             0.80              (0.25)           0.80
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             0.80                 --            1.05
  Vanguard LifeStrategy Growth Fund                              0.25             0.80                 --            1.05
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             0.80                 --            1.05
  Vanguard Long - Term Corporate Fund (5)                        0.25             0.80              (0.25)           0.80
  Vanguard Long - Term Treasury Fund (5)                         0.25             0.80              (0.25)           0.80
  Vanguard Wellington Fund                                       0.25             0.80                 --            1.05
  Vanguard Windsor II Fund                                       0.25             0.80                 --            1.05
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.80              (0.25)           0.80

FEE TABLE -- (CONTINUED)                                            SERIES 13.20

------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):



                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Government Securities Fund               0.25%            0.55%                --            0.80%
    North American - AG Growth & Income Fund                     0.25             0.55                 --            0.80
    North American - AG International Equities Fund              0.25             0.55                 --            0.80
    North American - AG MidCap Index Fund                        0.25             0.55                 --            0.80
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.55                 --            0.80
    North American - AG Small Cap Index Fund                     0.25             0.55                 --            0.80
    North American - AG Social Awareness Fund                    0.25             0.55                 --            0.80
    North American - AG Stock Index Fund                         0.25             0.55                 --            0.80
    North American - American Century Income & Growth Fund       0.25             0.55                 --            0.80
    North American - American Century International Growth
      Fund                                                       0.25             0.55                 --            0.80
    North American Core Equity Fund                              0.25             0.55                 --            0.80
    North American - Founders Large Cap Growth Fund              0.25             0.55                 --            0.80
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.55                 --            0.80
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.55                 --            0.80
    North American - T. Rowe Price Health Sciences Fund          0.25             0.55                 --            0.80
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.55                 --            0.80
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.55              (0.25%)          0.55
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.55              (0.25)           0.55
    North American - AG Core Bond Fund                           0.25             0.55              (0.25)           0.55
    North American - AG High Yield Bond Fund                     0.25             0.55              (0.25)           0.55
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.55              (0.25)           0.55
    North American - AG 2 Money Market Fund                      0.25             0.55              (0.25)           0.55
    North American - AG Strategic Bond Fund                      0.25             0.55              (0.25)           0.55
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.55              (0.25)           0.55
    North American International Growth Fund                     0.25             0.55              (0.25)           0.55
    North American - INVESCO MidCap Growth Fund                  0.25             0.55              (0.25)           0.55
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.55              (0.25)           0.55
    North American - Neuberger Berman MidCap Value Fund          0.25             0.55              (0.25)           0.55
    North American Small Cap Value Fund                          0.25             0.55              (0.25)           0.55
  American Century Ultra Fund                                    0.25             0.80              (0.21)           0.84
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.80              (0.25)           0.80
  Janus Adviser Worldwide Fund                                   0.25             0.80              (0.25)           0.80
  Janus Fund                                                     0.25             0.80              (0.25)           0.80
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.80              (0.25)           0.80
  Putnam Global Growth Fund, Class A                             0.25             0.80              (0.25)           0.80
  Putnam New Opportunities Fund, Class A                         0.25             0.80              (0.25)           0.80
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.80              (0.25)           0.80
  Sit Small Cap Growth Fund                                      0.25             0.80              (0.25)           0.80
  Templeton Foreign Fund, Class A                                0.25             0.80              (0.25)           0.80
  Vanguard Windsor II Fund                                       0.25             0.80                 --            1.05
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.80              (0.25)           0.80

FEE TABLE -- (CONTINUED)                                       SERIES 1.20-12.20

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

FEE TABLE -- (CONTINUED)                                            SERIES 13.20

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Government Securities Fund                  0.50%           --           0.09%            0.59%
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

FEE TABLE -- (CONTINUED)                                       SERIES 1.20-13.20

------------------------------------------------------------------
------


                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

SERIES 1.20-12.20

------------------------------------------------------------------


EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $14         $45         $ 78        $171
  North American - AG Capital Conservation Fund                    14          45           78         171
  North American - AG Government Securities Fund                   14          45           78         171
  North American - AG Growth & Income Fund                         17          53           92         200
  North American - AG International Equities Fund                  13          41           71         156
  North American - AG International Government Bond Fund           14          44           76         168
  North American - AG MidCap Index Fund                            13          39           68         150
  North American - AG 1 Money Market Fund                          15          45           78         172
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           14          44           75         166
  North American - AG Small Cap Index Fund                         13          40           70         154
  North American - AG Social Awareness Fund                        14          45           78         171
  North American - AG Stock Index Fund                             12          38           65         144
  North American - American Century Income & Growth Fund           17          53           91         198
  North American - American Century International Growth
    Fund                                                           19          60          102         222
  North American Core Equity Fund                                  17          53           92         200
  North American - Founders Large Cap Growth Fund                  19          60          102         222
  North American - Founders/T. Rowe Price Small Cap Fund           18          56           97         210
  North American - Putnam Opportunities Fund                       19          59          102         221
  North American - T. Rowe Price Blue Chip Growth Fund             18          55           94         205
  North American - T. Rowe Price Health Sciences Fund              20          61          105         226
  North American - T. Rowe Price Science & Technology Fund         19          58           99         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              7          22           38          86
  North American - AG Conservative Growth Lifestyle Fund            7          22           38          86
  North American - AG Core Bond Fund                               14          43           74         163
  North American - AG High Yield Bond Fund                         16          50           86         188
  North American - AG Moderate Growth Lifestyle Fund                7          22           38          86
  North American - AG 2 Money Market Fund                          12          36           63         140
  North American - AG Socially Responsible Fund                    12          36           63         140
  North American - AG Strategic Bond Fund                          15          47           81         177
  North American - Goldman Sachs Large Cap Growth Fund             15          45           78         172
  North American International Growth Fund                         16          50           87         190
  North American - INVESCO MidCap Growth Fund                      15          45           78         172
  North American - J.P. Morgan Small Cap Growth Fund               18          55           95         206
  North American - Neuberger Berman MidCap Value Fund              17          52           89         194
  North American Small Cap Value Fund                              16          49           84         183
  North American - State Street Large Cap Value Fund               14          44           76         168
American Century Ultra Fund                                        19          59          101         219
Ariel Appreciation Fund                                            22          67          115         248
Ariel Fund                                                         21          65          112         241
Dreyfus Basic GNMA Fund                                            15          47           81         178
Evergreen Growth and Income Fund, Class A                          23          70          120         258
Evergreen Small Cap Value Fund, Class A                            24          75          129         275
Evergreen Value Fund, Class A                                      19          59          101         219
Evergreen Special Equity Fund, Class A                             25          76          130         277
INVESCO Blue Chip Growth Fund, Investor Class                      19          59          101         220
Janus Adviser Worldwide Fund                                       21          64          110         237
Janus Fund                                                         17          53           92         200
Lou Holland Growth Fund                                            22          68          117         252
MAS Mid Cap Growth Portfolio, Adviser Class                        17          54           93         202
Putnam Global Growth Fund, Class A                                 19          60          103         223
Putnam New Opportunities Fund, Class A                             17          53           92         201
Putnam OTC & Emerging Growth Fund, Class A                         18          56           96         208
Sit Mid Cap Growth Fund                                            21          65          112         242
Sit Small Cap Growth Fund                                          24          73          125         267
Templeton Asset Strategy Fund, Class 1                             19          60          102         222
Templeton Foreign Fund, Class A                                    20          62          107         232
Vanguard LifeStrategy Conservative Growth Fund                      0           0            0           0
Vanguard LifeStrategy Growth Fund                                   0           0            0           0
Vanguard LifeStrategy Moderate Growth Fund                          0           0            0           0
Vanguard Long-Term Corporate Fund                                  12          37           64         141
Vanguard Long-Term Treasury Fund                                   11          36           62         137
Vanguard Wellington Fund                                           15          45           78         172
Vanguard Windsor II Fund                                           15          46           80         175
Warburg Pincus Small Company Growth Fund, Common Class             23          70          120         257

SERIES 13.20

------------------------------------------------------------------


EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------


TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Government Securities Fund                  $14         $45         $ 78        $171
  North American - AG Growth & Income Fund                         17          53           92         200
  North American - AG International Equities Fund                  13          41           71         156
  North American - AG MidCap Index Fund                            13          39           68         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           14          44           75         166
  North American - AG Small Cap Index Fund                         13          40           70         154
  North American - AG Social Awareness Fund                        14          45           78         171
  North American - AG Stock Index Fund                             12          38           65         144
  North American - American Century Income & Growth Fund           17          53           91         198
  North American - American Century International Growth
    Fund                                                           19          60          102         222
  North American Core Equity Fund                                  17          53           92         200
  North American - Founders Large Cap Growth Fund                  19          60          102         222
  North American - Founders/T. Rowe Price Small Cap Fund           18          56           97         210
  North American - T. Rowe Price Blue Chip Growth Fund             18          55           94         205
  North American - T. Rowe Price Health Sciences Fund              20          61          105         226
  North American - T. Rowe Price Science & Technology Fund         19          58           99         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              7          22           38          86
  North American - AG Conservative Growth Lifestyle Fund            7          22           38          86
  North American - AG Core Bond Fund                               14          43           74         163
  North American - AG High Yield Bond Fund                         16          50           86         188
  North American - AG Moderate Growth Lifestyle Fund                7          22           38          86
  North American - AG 2 Money Market Fund                          12          36           63         140
  North American - AG Strategic Bond Fund                          15          47           81         177
  North American - Goldman Sachs Large Cap Growth Fund             15          45           78         172
  North American International Growth Fund                         16          50           87         190
  North American - INVESCO MidCap Growth Fund                      15          45           78         172
  North American - J.P. Morgan Small Cap Growth Fund               18          55           95         206
  North American - Neuberger Berman MidCap Value Fund              17          52           89         194
  North American Small Cap Value Fund                              16          49           84         183
American Century Ultra Fund                                        19          59          101         219
INVESCO Blue Chip Growth Fund, Investor Class                      19          59          101         220
Janus Adviser Worldwide Fund                                       21          64          110         237
Janus Fund                                                         17          53           92         200
MAS Mid Cap Growth Portfolio, Adviser Class                        17          54           93         202
Putnam Global Growth Fund, Class A                                 19          60          103         223
Putnam New Opportunities Fund, Class A                             17          53           92         201
Putnam OTC & Emerging Growth Fund, Class A                         18          56           96         208
Sit Small Cap Growth Fund                                          24          73          125         267
Templeton Foreign Fund, Class A                                    20          62          107         232
Vanguard Windsor II Fund                                           15          46           80         175
Warburg Pincus Small Company Growth Fund, Common Class             23          70          120         257

SERIES 1.20-12.20

------------------------------------------------------------------


EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $61         $ 95        $128        $171
  North American - AG Capital Conservation Fund                    61           95         128         171
  North American - AG Government Securities Fund                   61           95         128         171
  North American - AG Growth & Income Fund                         64          103         142         200
  North American - AG International Equities Fund                  60           91         121         156
  North American - AG International Government Bond Fund           61           94         126         168
  North American - AG MidCap Index Fund                            59           89         118         150
  North American - AG 1 Money Market Fund                          61           95         128         172
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           61           94         125         166
  North American - AG Small Cap Index Fund                         60           90         120         154
  North American - AG Social Awareness Fund                        61           95         128         171
  North American - AG Stock Index Fund                             59           88         115         144
  North American - American Century Income & Growth Fund           63          102         141         198
  North American - American Century International Growth
    Fund                                                           66          109         152         222
  North American Core Equity Fund                                  64          103         142         200
  North American - Founders Large Cap Growth Fund                  66          109         152         222
  North American - Founders/T. Rowe Price Small Cap Fund           65          106         147         210
  North American - Putnam Opportunities Fund                       66          109         152         221
  North American - T. Rowe Price Blue Chip Growth Fund             64          104         144         205
  North American - T. Rowe Price Health Sciences Fund              66          110         155         226
  North American - T. Rowe Price Science & Technology Fund         65          107         149         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             54           72          88          86
  North American - AG Conservative Growth Lifestyle Fund           54           72          88          86
  North American - AG Core Bond Fund                               60           93         124         163
  North American - AG High Yield Bond Fund                         63          100         136         188
  North American - AG Moderate Growth Lifestyle Fund               54           72          88          86
  North American - AG 2 Money Market Fund                          58           86         113         140
  North American - AG Socially Responsible Fund                    58           86         113         140
  North American - AG Strategic Bond Fund                          62           97         131         177
  North American - Goldman Sachs Large Cap Growth Fund             61           95         128         172
  North American International Growth Fund                         63          100         137         190
  North American - INVESCO MidCap Growth Fund                      61           95         128         172
  North American - J.P. Morgan Small Cap Growth Fund               64          105         145         206
  North American - Neuberger Berman MidCap Value Fund              63          101         139         194
  North American Small Cap Value Fund                              62           98         134         183
  North American - State Street Large Cap Value Fund               61           94         126         168
American Century Ultra Fund                                        65          108         151         219
Ariel Appreciation Fund                                            68          116         165         248
Ariel Fund                                                         67          114         162         241
Dreyfus Basic GNMA Fund                                            62           97         131         178
Evergreen Growth and Income Fund, Class A                          69          119         170         258
Evergreen Small Cap Value Fund, Class A                            71          124         179         275
Evergreen Value Fund, Class A                                      65          108         151         219
Evergreen Special Equity Fund, Class A                             71          124         180         277
INVESCO Blue Chip Growth Fund, Investor Class                      65          108         151         220
Janus Adviser Worldwide Fund                                       67          113         160         237
Janus Fund                                                         64          103         142         200
Lou Holland Growth Fund                                            68          117         167         252
MAS Mid Cap Growth Portfolio, Adviser Class                        64          103         143         202
Putnam Global Growth Fund, Class A                                 66          109         153         223
Putnam New Opportunities Fund, Class A                             64          103         142         201
Putnam OTC & Emerging Growth Fund, Class A                         64          105         146         208
Sit Mid Cap Growth Fund                                            67          114         162         242
Sit Small Cap Growth Fund                                          70          122         175         267
Templeton Asset Strategy Fund, Class 1                             66          109         152         222
Templeton Foreign Fund, Class A                                    67          112         157         232
Vanguard LifeStrategy Conservative Growth Fund                      0            0           0           0
Vanguard LifeStrategy Growth Fund                                   0            0           0           0
Vanguard LifeStrategy Moderate Growth Fund                          0            0           0           0
Vanguard Long-Term Corporate Fund                                  58           87         114         141
Vanguard Long-Term Treasury Fund                                   58           86         112         137
Vanguard Wellington Fund                                           61           95         128         172
Vanguard Windsor II Fund                                           61           96         130         175
Warburg Pincus Small Company Growth Fund, Common Class             69          119         170         257


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

               FIXED ACCOUNT        INVESTMENT
               OPTIONS              OBJECTIVE
---------------------------------------------------------------------------------------------------------------------
FIXED          Fixed                Guaranteed high current
OPTIONS        Account Plus         interest income
               ------------------------------------------------------------------------------------------------------
               Short-Term           Guaranteed current
               Fixed Account        interest income
               ------------------------------------------------------------------------------------------------------
               Multi-Year           Multi-year guaranteed interest income
               Enhanced Fixed       (May not be available in all states)
               Option(1)
---------------------------------------------------------------------------------------------------------------------
               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
INDEX          North American -     Seeks long-term growth of capital through investments     American General
EQUITY         AG International     primarily in a diversified portfolio of equity and        Advisers, a division of
FUNDS          Equities Fund*       equity related securities of foreign issuers that, as a   VALIC
                                    group, are expected to provide investment results
                                    closely corresponding to the performance of the EAFE
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investments primarily in  American General
               AG MidCap            a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the
                                    Standard & Poor's MidCap 400-Registered Trademark-
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth through           American General
               AG                   investments in the stocks that are included in the        Advisers
               Nasdaq-100-Registered Nasdaq-100 Index-Registered Trademark-.
               Trademark-Index
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment primarily in   American General
               AG Small Cap         a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the Russell
                                    2000-Registered Trademark- Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term capital growth through investment in      American General
               AG Stock             common stocks that, as a group, are expected to provide   Advisers
               Index Fund*(3)       investment results closely corresponding to the
                                    performance of the Standard & Poor's 500 Stock
                                    Index-Registered Trademark-.
---------------------------------------------------------------------------------------------------------------------
ACTIVELY       North American -     Seeks long-term growth of capital and, secondarily,       American General
MANAGED        AG Growth &          current income through investment in common stocks and    Advisers
EQUITY         Income Fund*         equity-related securities.
FUNDS
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks dividend growth, current income and        American General
               American Century     capital appreciation by investing in common stocks.       Advisers
               Income & Growth      Current income is a secondary consideration.
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital growth through investments         American General
               American Century     primarily in equity securities of issuers in developed    Advisers
               International        foreign countries.
               Growth Fund*
---------------------------------------------------------------------------------------------------------------------


FIXED
OPTIONS
               --------------------------------------------------
               SUB-ADVISER
               -------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
INDEX        N/A
EQUITY
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

---------------------------------------------------------------------------------------------------------------------
ACTIVELY     N/A
MANAGED
EQUITY
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

---------------------------------------------------------------------------------------------------------------------



*                       A series of North American Funds Variable Product Series I
                        ("NAFVPS I").
(1)                     This Fixed Account Option is also referred to in this
                        prospectus as the Market Value Adjustment ("MVA") Option.
                        For purposes of this limitation, each MVA Band under the
                        Multi-Year Enhanced Fixed Option will count as a separate
                        investment option. An MVA Band is established for each
                        separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the
                        state in which your Contract is issued. It may not be
                        available under your Contract.
(2)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3)                     "Standard & Poor's-Registered Trademark-", "S&P-Registered
                        Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap
                        400-Registered Trademark-" are trademarks of Standard and
                        Poor's ("S&P"). North American - AG MidCap Index Fund and
                        North American - AG Stock Index Fund are not sponsored,
                        endorsed, sold or promoted by S&P and S&P makes no
                        representation regarding the advisability of investing in
                        those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American       Seeks long-term growth of capital through investment      American General
               Core Equity          primarily in equity securities.                           Advisers
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term growth of capital. The Fund      American General
               Founders Large Cap   normally will invest at least 65% of its total assets in  Advisers
               Growth Fund*         common stocks of well-established, high-quality growth
                                    companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks to provide long-term capital growth by     American General
               Founders/T. Rowe     investing primarily in the stocks of small companies. It  Advisers
               Price Small Cap      will invest at least 65% of its total assets in stocks
               Fund*                of small companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital appreciation through investments   American General
               Putnam               in common stocks. It invests mainly in common stocks of   Advisers
               Opportunities Fund*  large U.S. companies, with a focus on growth stocks
                                    (those the manager believes whose earnings will grow
                                    faster than the economy, with a resultant price
                                    increase).
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. Income is a      American General
               T. Rowe Price Blue   secondary objective. The Fund pursues long-term capital   Advisers
               Chip Growth Fund*    appreciation by normally investing at least 65% of total
                                    assets in the common stocks of large and medium-sized
                                    blue chip growth companies.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through a broadly       American General
               Goldman-Sachs        diversified portfolio of equity securities of large cap   Advisers
               Large Cap Growth     U.S. issuers that are expected to have better prospects
               Fund**               for earnings growth than the growth rate of the general
                                    domestic economy. Dividend income is a secondary
                                    objective.
               ------------------------------------------------------------------------------------------------------
               North American       Seeks long-term capital appreciation by investing in      American General
               International        equity securities of non-U.S. companies, the majority of  Advisers
               Growth               which are expected to be in developed markets. The Fund
               Fund**               may invest across the capitalization spectrum, although
                                    it intends to emphasize smaller capitalization stocks.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital appreciation principally through            American General
               INVESCO              investments in medium capitalization equity securities,   Advisers
               MidCap Growth        such as common and preferred stocks and securities
               Fund**               convertible into common stocks. Current income is a
                                    secondary objective.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth from a portfolio of equity         American General
               J.P. Morgan          securities of small capitalization growth companies.      Advisers
               Small Cap Growth
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital growth through investment in equity         American General
               Neuberger Berman     securities of medium capitalization companies using a     Advisers
               MidCap Value         value-oriented investment approach.
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American       Seeks maximum long-term return, consistent with           American General
               Small Cap Value      reasonable risk to principal by investing primarily in    Advisers
               Fund**               equity securities of small capitalization companies in
                                    terms of revenues and/or market capitalization.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks total returns that exceed over time the Russell     American General
               State Street         1000-Registered Trademark- Value Index through            Advisers
               Large Cap Value      investments in equity securities.
               Fund**(4)
               ------------------------------------------------------------------------------------------------------
               American Century     Seeks capital growth through investments primarily in     American Century
               Ultra Fund           common stocks that are considered to have                 Investment
                                    better-than-average prospects for appreciation.           Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Appreciation   The Fund seeks long-term capital appreciation by          Ariel Capital
               Fund(5)              investing primarily in medium-sized company stocks.       Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Fund(5)        The Fund seeks long-term capital appreciation primarily   Ariel Capital
                                    through investment in small company stocks.               Management, Inc.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             Wellington
             Management
             Company, LLP(1)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC
             and T. Rowe Price
             Associates, Inc.
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Putnam Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Goldman Sachs
             Asset
             Management

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Thompson, Siegel
             & Walmsley,
             Inc.(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             INVESCO Funds
             Group, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             JP Morgan
             Investment
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Neuberger Berman
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Fiduciary
             Management
             Associates,
             Inc.(3)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             SSgA Funds
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------



*                       A series of NAFVPS I.
**                      A series of North American Funds Variable Product Series II
                        ("NAFVPS II").
(1)                     Wellington Management Company, LLP replaced T. Rowe Price
                        Associates, Inc. as sub-adviser to the Fund effective
                        September 1, 1999. The investment objective was also changed at that time.
(2)                     Thompson, Siegel & Walmsley, Inc. became the investment
                        sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was
                        the sub-adviser for the Fund from September 1, 1998 through
                        July 24, 2000. Both companies were subsidiaries of United
                        Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4)                     The Russell 1000-Registered Trademark- Value Index is a
                        trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.
(5)                     The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan
                        described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Evergreen Growth     Seeks capital growth in the value of its shares and       Evergreen Investment
               and Income Fund --   current income by investing in the securities of mid-     Management Company
               Class A***           and large-sized U.S. companies which are temporarily
                                    undervalued in the marketplace but display
                                    characteristics of growth such as high return on
                                    investment and competitive advantage in their industry.
               ------------------------------------------------------------------------------------------------------
               Evergreen Small      Seeks current income and capital growth in the value of   Evergreen Investment
               Cap Value Fund --    its shares by investing in common stocks of small U.S.    Management Company
               Class A***           companies (typically less than $1.5 billion in market
                                    capitalization).
               ------------------------------------------------------------------------------------------------------
               Evergreen Value      Seeks long-term capital growth with current income as a   Evergreen Investment
               Fund -- Class A***   secondary objective by investing at least 75% of its      Management Company
                                    assets in common stocks of medium and large-cap U.S.
                                    companies that are undervalued according to various
                                    financial measurements.
               ------------------------------------------------------------------------------------------------------
               Evergreen Special    The Fund seeks capital growth. It invests primarily in    Meridian Investment
               Equity Fund          equity securities of U.S. companies with small market     Company (a subsidiary
                                    capitalizations.                                          of First Union
                                                                                              Corporation)
               ------------------------------------------------------------------------------------------------------
               INVESCO Blue Chip    The Fund tries to buy securities that will increase in    INVESCO Funds
               Growth Fund          value over the long-term; current income is a secondary   Group, Inc.
                                    goal. The Fund invests primarily in common stocks of
                                    large companies with market capitalizations of more than
                                    $15 billion and that have a history of consistent
                                    earnings growth regardless of business cycles.
               ------------------------------------------------------------------------------------------------------
               Janus Adviser        The Fund seeks long-term growth of capital in a manner    Janus Capital
               Worldwide Fund       consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks of companies of any size
                                    throughout the world.
               ------------------------------------------------------------------------------------------------------
               Janus Fund           The Fund seeks long-term growth of capital in a manner    Janus Capital
                                    consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks selected for their growth
                                    potential. Although the Fund can invest in companies of
                                    any size, it generally invests in larger, more
                                    established companies.
               ------------------------------------------------------------------------------------------------------
               Lou Holland Growth   The Fund primarily seeks long-term growth of capital.     Holland Capital
               Fund                 The receipt of dividend income is a secondary             Management, L.P.
                                    consideration. It invests primarily in common stocks of
                                    growth companies.
               ------------------------------------------------------------------------------------------------------
               MAS Mid Cap Growth   The Portfolio seeks long-term capital growth. It invests  Miller Anderson &
               Portfolio            primarily in common stocks of companies with              Sherrerd, LLP
                                    capitalizations in the range of companies included in     (affiliated with Morgan
                                    the S&P MidCap 400 Index.                                 Stanley Investment
                                                                                              Management Inc.
               ------------------------------------------------------------------------------------------------------
               Putnam Global        The fund seeks capital appreciation by investing in       Putnam Investment
               Growth               common stocks of companies worldwide. The fund invests    Management, LLC
               Fund -- Class A      mainly in growth stocks, issued by large companies
               Shares               believed to be fast-growing, with earnings likely to
                                    increase over time. The fund emphasizes investments in
                                    developed countries but may also invest in developing
                                    (emerging) markets.
               ------------------------------------------------------------------------------------------------------
               Putnam New           The fund seeks long-term capital appreciation by          Putnam Investment
               Opportunities        investing in common stocks of U.S. companies, with a      Management, LLC
               Fund -- Class A      focus on growth stocks in sectors of the economy with
               Shares               high growth potential. The fund invests mainly in growth
                                    stocks, issued by companies believed to be fast-growing,
                                    with earnings likely to increase over time. Growth
                                    sectors currently emphasized include communications,
                                    media/ entertainment, medical technology/cost
                                    containment, industrial and environmental services,
                                    consumer products and services and business services.
               ------------------------------------------------------------------------------------------------------
               Putnam OTC &         Seeks capital appreciation by investing primarily in      Putnam Investment
               Emerging Growth      common stocks traded in the over-the-counter market and   Management, LLC
               Fund -- Class A      "emerging growth" companies listed on securities
               Shares               exchanges, with a focus on growth stocks.
               ------------------------------------------------------------------------------------------------------
               Sit Mid Cap Growth   The Fund seeks to maximize long-term capital              Sit Investment
               Fund                 appreciation. It invests at least 65% of its total        Associates, Inc.
                                    assets in the common stocks of growth companies with
                                    capitalizations of $2 billion to $15 billion at the time
                                    of purchase.
               ------------------------------------------------------------------------------------------------------
               Sit Small Cap        The Fund seeks to maximize long-term capital              Sit Investment
               Growth Fund          appreciation. It invests at least 65% of its total        Associates, Inc.
                                    assets in common stocks of small growth companies with
                                    capitalizations of $2.5 billion or less at the time of
                                    purchase.
               ------------------------------------------------------------------------------------------------------
               Templeton Foreign    Seeks long-term capital growth by investing primarily in  Templeton Global
               Fund -- Class A      the equity securities of companies outside the United     Advisors Limited
                                    States, including emerging markets.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------


***                     A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Vanguard             Seeks to provide long-term growth of capital by           Barrow, Hanley,
               Windsor II Fund      investing mainly in the equity securities of large and    Mewhinney & Strauss,
                                    medium-size companies whose stocks are considered by the  Inc., Equinox Capital
                                    Fund's advisers to be undervalued and out of favor with   Management, LLC, Tukman
                                    investors. The Fund's secondary objective is to provide   Capital Management,
                                    some dividend income.                                     Inc., and The Vanguard
                                                                                              Group
               ------------------------------------------------------------------------------------------------------
               Warburg Pincus       The Fund seeks capital growth by investing in the equity  Credit Suisse Asset
               Small Company        securities of small U.S. companies.                       Management, LLC
               Growth Fund
---------------------------------------------------------------------------------------------------------------------
BALANCED       Vanguard             Seeks to conserve capital and provide moderate long-term  Wellington Management
FUNDS          Wellington Fund      growth in capital and income by investing approximately   Company, LLP
                                    60% to 70% of its assets in dividend-paying stocks of
                                    established, large- and medium-sized companies that, in
                                    the adviser's opinion, are undervalued but whose
                                    prospects are improving. The remaining 30% to 40% of
                                    assets are invested primarily in high-quality,
                                    intermediate- and long-term corporate bonds with some
                                    exposure to U.S. Treasury, government agency, and
                                    mortgage-backed bonds.
---------------------------------------------------------------------------------------------------------------------
INCOME         North American -     Seeks the highest possible total return consistent with   American General
FUNDS          AG Capital           preservation of capital through current income and        Advisers
               Conservation Fund*   capital gains on investments in intermediate and
                                    long-term debt instruments and other income producing
                                    securities.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks the highest possible return consistent     American General
               AG Core Bond Fund*   with conservation of capital through investment in        Advisers
                                    medium- to high- quality fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income and protection of capital       American General
               AG Government        through investments in intermediate and long-term U.S.    Advisers
               Securities Fund*     Government debt securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income through investments primarily   American General
               AG International     in investment grade debt securities issued or guaranteed  Advisers
               Government           by foreign governments.
               Bond Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG High Yield Bond   consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of high yielding
                                    high risk fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG Strategic Bond    consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of income
                                    producing securities.
               ------------------------------------------------------------------------------------------------------
               Dreyfus Basic GNMA   The Fund seeks a high level of current income as is       The Dreyfus Corporation
               Fund                 consistent with the preservation of capital. To pursue
                                    this goal, the Fund normally invests at least 65% of its
                                    net assets in GNMA certificates (popularly called
                                    "Ginnie Maes"), which are guaranteed as to timely
                                    payment of principal and interest by the Government
                                    National Mortgage Association.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  Wellington Management
               Corporate Fund       maintenance of principal and liquidity by investing in a  Company, LLP diversified portfolio of investment grade corporate and
                                    Government bonds.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  The Vanguard Group
               Treasury Fund        maintenance of principal and liquidity by investing at
                                    least 85% of its total assets in long-term securities
                                    backed by the full faith and credit of the U.S.
                                    Government.
---------------------------------------------------------------------------------------------------------------------
SPECIALTY      North American -     Seeks growth of capital through investment, primarily in  American General
FUNDS          AG Social            common stocks, in companies which meet the social         Advisers
               Awareness Fund*      criteria established for the Fund.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. The Fund         American General
               T. Rowe Price        pursues long- term capital appreciation by normally       Advisers
               Health Sciences      investing at least 65% of total assets in the common
               Fund*                stocks of companies engaged in the research,
                                    development, production, or distribution of products or
                                    services related to health care, medicine, or the life
                                    sciences (collectively termed "health sciences").
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through investment      American General
               T. Rowe Price        primarily in the common stocks and equity-related         Advisers
               Science &            securities of companies that are expected to benefit
               Technology           from the development, advancement and use of science and
               Fund*                technology.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
BALANCED     N/A
FUNDS

---------------------------------------------------------------------------------------------------------------------
INCOME       N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
SPECIALTY    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

---------------------------------------------------------------------------------------------------------------------


*                       A series of NAFVPS I.
**                      A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment, primarily in  American General
               AG Socially          equity securities, in companies which meet the social     Advisers
               Responsible          criteria established for the Fund.
               Fund**
---------------------------------------------------------------------------------------------------------------------
MONEY          North American -     Seeks liquidity, protection of capital and current        American General
MARKET         AG 1 Money           income through investments in short-term money market     Advisers
FUNDS          Market Fund*         instruments.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks liquidity, protection of capital and current        American General
               AG 2 Money Market    income through investments in short-term money market     Advisers
               Fund**               instruments.
---------------------------------------------------------------------------------------------------------------------
LIFESTYLE      North American -     Seeks current income and low to moderate growth of        American General
FUNDS          AG Conservative      capital through investments in NAFVPS I or NAFVPS II      Advisers
               Growth               Funds.
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth through investments in NAFVPS I or NAFVPS    American General
               AG Aggressive        II Funds.                                                 Advisers
               Growth Lifestyle
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth and current income through investments in    American General
               AG Moderate Growth   NAFVPS I or NAFVPS II Funds.                              Advisers
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks current income and low to moderate growth of        Vanguard
               LifeStrategy         capital by investing in a relatively fixed combination
               Conservative         of other Vanguard funds.
               Growth Fund
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital and some current income by        Vanguard
               LifeStrategy Growth  investing in a relatively fixed combination of other
               Fund                 Vanguard funds.
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital and a low to moderate level of    Vanguard
               LifeStrategy         current income by investing in a relatively fixed
               Moderate Growth      combination of other Vanguard funds.
               Fund
---------------------------------------------------------------------------------------------------------------------
ASSET          North American -     Seeks maximum aggregate rate of return over the           American General
ALLOCATION     AG Asset             long-term through controlled investment risk by           Advisers
FUNDS          Allocation Fund*     adjusting its investment mix among stocks, long-term
                                    debt securities and short-term money market securities.
               ------------------------------------------------------------------------------------------------------
               Templeton Asset      Seeks high total return through investments in equity     Templeton Investment
               Strategy             securities of companies in any country, debt securities   Counsel, Inc.
               Fund -- Class 1***   of companies and governments of any country, and money
                                    market instruments.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

---------------------------------------------------------------------------------------------------------------------
MONEY        N/A
MARKET
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
LIFESTYLE    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
ASSET        N/A
ALLOCATION
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------


*                       A series of NAFVPS I.
**                      A series of NAFVPS II.
***                     A series of Franklin Templeton Variable Insurance Products
                        Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS


Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.


Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE


If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.


SURRENDER CHARGE


Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES


Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000         DECEMBER 31, 1999        JANUARY 4, 1999
                                    -----------------------   -----------------------   -------------------
                                     PURCHASE                  PURCHASE                 PURCHASE   PURCHASE
                                      UNITS       PURCHASE      UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE    UNIT VALUE    IN FORCE    UNIT VALUE   IN FORCE   VALUE(1)
                                    ----------   ----------   ----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............  1,078,319   $4.163168       673,135   $4.303891        --         --
North American - AG Capital
  Conservation Division 7..........    241,853   $2.288070        95,480   $2.112183        --         --
North American - AG Government
  Securities Division 8............    824,249   $2.338322       243,537   $2.087744        --         --
North American Core Equity Division
  15............................... 10,968,138   $2.424914     8,377,232   $2.608476        --         --
North American - AG Growth & Income
  Division 16......................  1,525,459   $2.391488       660,621   $2.704358        --         --
North American - AG International
  Equities Division 11.............  1,538,819   $1.557330       348,851   $1.898106        --         --
North American - AG International
  Government Bond Division 13......  1,861,115   $1.559033     1,058,856   $1.634588        --         --
North American - AG MidCap Index
  Division 4(2)....................  2,040,360   $6.834114       523,908   $5.590887        --         --
North American - AG 1 Money Market
  Division 6....................... 11,188,908   $1.952578     9,613,663   $1.856681        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17...................... 24,450,402   $4.223161    11,744,052   $6.462689        --         --
North American - AG Small Cap Index
  Division 14......................  1,758,979   $2.452120       522,127   $2.558263        --         --
North American - AG Social
  Awareness Division 12............  4,403,285   $4.003679     3,028,346   $4.502622        --         --
North American - AG Stock Index
  Division 10...................... 32,626,172   $5.243588    18,855,858   $5.830950        --         --
American Century Ultra Division
  31............................... 38,053,829   $1.937234    20,827,045   $2.437771        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....    735,103   $1.343422       246,969   $1.310337        --         --
North American - AG Core Bond
  Division 58......................     17,812   $1.096217        10,700   $1.012353        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....    460,167   $1.434196        46,149   $1.542278        --         --
North American - AG High Yield Bond
  Division 60......................     44,391   $1.008597         2,397   $1.078842        --         --
North American International Growth
  Division 33......................    845,886   $1.366788         5,641   $1.639279        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....    435,416   $1.286614        95,862   $1.671932        --         --
North American - State Street Large
  Cap Value Division 40............    133,690   $1.371665           221   $1.306351        --         --
North American - INVESCO MidCap
  Growth Division 37...............    654,531   $1.423436         1,244   $1.426935        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........    687,388   $1.956274       142,103   $1.525696        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............    864,680   $1.385638       213,355   $1.401340        --         --
North American - AG 2 Money Market
  Division 44......................  8,860,373   $1.114012     1,844,830   $1.056406        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........    476,647   $1.789077       119,661   $2.278700        --         --
North American Small Cap Value
  Division 36......................     87,545   $1.315783           232   $1.083393        --         --
North American - AG Socially
  Responsible Division 41..........  1,291,021   $1.355365       106,148   $1.501310        --         --
North American - AG Strategic Bond
  Division 59......................        936   $1.102263            --   $1.084842        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................     10,254   $1.058323         5,326   $1.135195        --      $1.00
  Evergreen Small Cap Value
    Division 55....................      9,967   $1.176240            --   $0.997510        --      $1.00
  Evergreen Value Division 57......     27,722   $1.127688            --   $1.036194        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  1,210,593   $2.086539       485,669   $2.102090        --         --
Putnam Global Growth -- Class A
  Division 28...................... 23,568,922   $1.764559    11,313,375   $2.530785        --         --
Putnam New Opportunities -- Class A
  Division 26...................... 37,383,151   $1.768623    19,231,737   $2.414279        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27.............. 20,908,160   $1.195520     6,570,152   $2.471391        --         --
Templeton Foreign -- Class A
  Division 32...................... 13,195,521   $1.444496     8,660,425   $1.617785        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............    482,507   $1.179544       375,819   $1.156739        --         --
Vanguard LifeStrategy Growth
  Division 52......................  2,267,355   $1.269511     1,468,333   $1.356289        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............  2,887,958   $1.223626     2,152,244   $1.248092        --         --
Vanguard Long-Term Corporate
  Division 22......................  4,636,431   $1.352639     4,060,325   $1.220562        --         --
Vanguard Long-Term Treasury
  Division 23...................... 10,177,993   $1.450825     7,578,662   $1.222216        --         --
Vanguard Wellington Division 25.... 29,685,842   $1.726939    28,195,817   $1.580569        --         --
Vanguard Windsor II Division 24.... 24,169,868   $1.857688    20,846,053   $1.606241        --         --

                                        DECEMBER 31, 1998
                                     -----------------------   SEPTEMBER 22,
                                      PURCHASE                      1998
                                       UNITS       PURCHASE       PURCHASE
                                      IN FORCE    UNIT VALUE   UNIT VALUE(1)
                                     ----------   ----------   --------------
North American - AG Asset
  Allocation Division 5............      31,350   $3.882024     $  3.497989
North American - AG Capital
  Conservation Division 7..........          --   $2.138060     $  2.098635
North American - AG Government
  Securities Division 8............          --   $2.164605     $  2.149706
North American Core Equity Division
  15...............................   4,324,799   $2.448443     $  1.938540
North American - AG Growth & Income
  Division 16......................          --   $2.219368     $  1.786564
North American - AG International
  Equities Division 11.............          --   $1.481352     $  1.226638
North American - AG International
  Government Bond Division 13......     408,156   $1.751922     $  1.675623
North American - AG MidCap Index
  Division 4(2)....................          --   $5.183213     $  4.059808
North American - AG 1 Money Market
  Division 6.......................   5,325,479   $1.786658     $  1.766523
North American - T. Rowe Price
  Science & Technology
  Division 17......................   3,228,389   $3.241847     $  2.224499
North American - AG Small Cap Index
  Division 14......................      58,825   $2.125983     $  1.824939
North American - AG Social
  Awareness Division 12............   1,218,871   $3.825649     $  3.189972
North American - AG Stock Index
  Division 10......................   6,859,835   $4.875028     $  4.055730
American Century Ultra Division
  31...............................   8,116,612   $1.737734     $  1.415646
North American - AG Conservative
  Growth Lifestyle Division 50.....          --   $1.162825     $  1.025529
North American - AG Core Bond
  Division 58......................          --   $1.029846     $  1.012533
North American - AG Aggressive
  Growth Lifestyle Division 48.....          --   $1.193346     $  1.014536
North American - AG High Yield Bond
  Division 60......................          --   $1.053808     $  1.000539
North American International Growth
  Division 33......................          --   $1.052437     $  0.941565
North American - Goldman Sachs
  Large Cap Growth Division 39.....          --   $1.241613     $  1.011535
North American - State Street Large
  Cap Value Division 40............          --   $1.247414     $  1.070508
North American - INVESCO MidCap
  Growth Division 37...............          --   $1.348594     $  1.069509
North American - Neuberger Berman
  MidCap Value Division 38.........          --   $1.255563     $  1.049518
North American - AG Moderate Growth
  Lifestyle Division 49............          --   $1.186235     $  1.025530
North American - AG 2 Money Market
  Division 44......................          --   $1.013993     $  1.002447
North American - J.P. Morgan Small
  Cap Growth Division 35...........          --   $1.350262     $  1.075508
North American Small Cap Value
  Division 36......................          --   $1.166035     $  1.035526
North American - AG Socially
  Responsible Division 41..........          --   $1.278609     $  1.065511
North American - AG Strategic Bond
  Division 59......................          --   $1.050579     $  1.011533
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................          --          --              --
  Evergreen Small Cap Value
    Division 55....................          --          --              --
  Evergreen Value Division 57......          --          --              --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............          --   $1.728553     $  1.429596
Putnam Global Growth -- Class A
  Division 28......................   6,153,771   $1.549587     $  1.266657
Putnam New Opportunities -- Class A
  Division 26......................  10,725,927   $1.434946     $  1.124122
Putnam OTC & Emerging Growth --
  Class A Division 27..............   3,092,839   $1.098295     $  0.859512
Templeton Foreign -- Class A
  Division 32......................   5,437,288   $1.094954     $  0.944980
Vanguard LifeStrategy Conservative
  Growth Division 54...............          --   $1.084591     $  1.023206
Vanguard LifeStrategy Growth
  Division 52......................          --   $1.168716     $  1.032908
Vanguard LifeStrategy Moderate
  Growth Division 53...............          --   $1.126506     $  1.023505
Vanguard Long-Term Corporate
  Division 22......................   2,949,044   $1.312731     $  1.294131
Vanguard Long-Term Treasury
  Division 23......................   3,682,809   $1.349397     $  1.340270
Vanguard Wellington Division 25....  19,636,072   $1.529797     $  1.423024
Vanguard Windsor II Division 24....  13,800,156   $1.723020     $  1.509170


-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.


- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.


- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.



- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.


- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS


There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.



Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com



- Click "View Your Account Here" and log into VALIC Online



- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Select the desired account, input the transaction request, then click
  "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone



- Press 1 for "Account Inquiries and Transaction Requests"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account and press 2 for an asset transfer or allocation change



- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------

Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792



- Enter your Social Security Number



- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required



- Written instructions are required if you are requesting a transfer to or from the MVA Option



- Written instructions are required if you have notified us not to accept telephone instructions



- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing



No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.



EFFECTIVE DATE OF TRANSFER


The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.


FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.
If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the
26

---------------------------------------------------
deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.


The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.


For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR


In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.


  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.


THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.28% and 5.67%, respectively.



THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.42% and 5.83%, respectively.


DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Variable Account Option Changes;


  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.


VARIABLE ACCOUNT OPTION CHANGES



We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

AMERICAN
GENERAL
FINANCIAL GROUP

[LOGO]                                                                                                            Privacy

                                                                        PRIVACY
                                                                          NOTICE
--------------------

 Your Privacy
   is Important

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.

AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS


- We collect nonpublic personal information to process and administer our customers' business and to ensure that we are satisfying their finacial needs.


- We have policies and procedures in place to protect nonpublic personal information about our customers.

- We do not sell nonpublic personal information about our customers to third parties, i.e., companies or individuals that are not affiliated with American General.

- We do not disclose any nonpublic personal information about our customers to anyone, except as permitted by law.

- We do not share or use personally identifiable health information for marketing purposes.

- Our Privacy Policy applies to both current and former customers.

 Questions
   and Answers
   that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

  - Information provided to us, such as on applications or other forms.

  - Information about transactions with us, our affilates or third parties.

  - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

   (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.

DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
    DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.

--------------------------------------------------------------------------------
  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

     AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance
     Company - North American Funds - North Central Life Insurance
     Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.

--------------------------------------------------------------------------------

     American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
      Return and Annual and Cumulative Change in
      Purchase Unit Value Tables................          21
    Table I:  Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          22
    Table II: Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          25
    Table III: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          28
    Table IV: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          31
    Table V: Cumulative Return with No Surrender
      Charge or Account Maintenance Fee Imposed
      (from Separate Account Division Inception
      to December 31, 2000).....................          34
    Table VI: Cumulative Return with No
      Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          37
    Table VII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Separate Account Division
      Inception)................................          40
    Table VIII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Underlying Fund Inception)...          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
      Value.....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542



AMERICAN
GENERAL
FINANCIAL GROUP



The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group(SM) is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas


VA 10855-20   REV 05/01

                                   PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY


                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.40-12.40


                                                                      Prospectus

                                                                     May 1, 2001



                                                AMERICAN GENERAL FINANCIAL GROUP

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A

FOR SERIES 1.40 TO 12.40                                             May 1, 2001


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Series 1.40 to
12.40 consists of group variable annuity contracts that are offered by VALIC to participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           7
SELECTED PURCHASE UNIT DATA..................          14
GENERAL INFORMATION..........................          15
    About Portfolio Director.................          15
    About VALIC..............................          15
    About VALIC Separate Account A...........          15
    Units of Interests.......................          16
    Distribution of the Contracts............          16
VARIABLE ACCOUNT OPTIONS.....................          16
PURCHASE PERIOD..............................          17
    Purchase Payments........................          17
    Purchase Units...........................          18
    Calculation of Purchase Unit Value.......          18
    Choosing Investment Options..............          19
      Fixed Account Options..................          19
      Variable Account Options...............          19
    Stopping Purchase Payments...............          19
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
    Communicating Transfer or Reallocation
      Instructions...........................          20
    Effective Date of Transfer...............          21
    Market Timing............................          21
FEES AND CHARGES.............................          21
    Account Maintenance Fee..................          21
    Surrender Charge.........................          22
      Amount of Surrender Charge.............          22
      10% Free Withdrawal....................          22
      Exceptions to Surrender Charge.........          22
    Premium Tax Charge.......................          22
    Separate Account Charges.................          23
    Fund Annual Expense Charges..............          23
    Other Tax Charges........................          23
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          23
    Separate Account Expense Reimbursement...          24
    Market Value Adjustment..................          24
PAYOUT PERIOD................................          25
    Fixed Payout.............................          25
    Variable Payout..........................          25
    Combination Fixed and Variable Payout....          25
    Payout Date..............................          25
    Payout Options...........................          25
    Enhancements to Payout Options...........          26
    Payout Information.......................          26
SURRENDER OF ACCOUNT VALUE...................          27
    When Surrenders Are Allowed..............          27
    Surrender Process........................          27
    Amount That May Be Surrendered...........          27
    Surrender Restrictions...................          27
    Partial Surrenders.......................          28
    Systematic Withdrawals...................          28
    Distributions Required by Federal Tax
      Law....................................          28
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          28
    Restrictions on Exchange Privilege.......          28
    Taxes and Conversion Costs...............          29
    Surrender Charges........................          29
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          29
    Comparison of Contracts..................          29
    Features of Portfolio Director...........          30
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          30
DEATH BENEFITS...............................          31
    The Process..............................          31
    Beneficiary Information..................          31
    Special Information for Individual
      Non-Tax Qualified Contracts............          31
    During the Purchase Period...............          31
      Interest Guaranteed Death Benefit......          31
      Standard Death Benefit.................          32
    During the Payout Period.................          32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          32
    Types of Investment Performance
      Information Advertised.................          32
      Total Return Performance Information...          33
        Standard Average Annual Total
          Return.............................          33
        Nonstandard Average Annual Total
          Return.............................          33
        Cumulative Total Return..............          33
        Annual Change in Purchase Unit
          Value..............................          33
        Cumulative Change in Purchase Unit
          Value..............................          33
        Total Return Based on Different
          Investment Amounts.................          33
        An Assumed Account Value of
          $10,000............................          34
    Yield Performance Information............          34
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
OTHER CONTRACT FEATURES......................          34
    Changes That May Not Be Made.............          34
    Change of Beneficiary....................          34
    Contingent Owner.........................          34
    Cancellation -- The 20 Day "Free Look"...          35
    We Reserve Certain Rights................          35
    Variable Account Option Changes..........          35
    Relationship to Employer's Plan..........          35
VOTING RIGHTS................................          35
    Who May Give Voting Instructions.........          35
    Determination of Fund Shares Attributable
      to Your Account........................          36
      During Purchase Period.................          36
      During Payout Period or after a Death
        Benefit Has Been Paid................          36
    How Fund Shares Are Voted................          36
FEDERAL TAX MATTERS..........................          36
    Type of Plans............................          36
    Tax Consequences in General..............          37
    Effect of Tax-Deferred Accumulations.....          37
PRIVACY NOTICE...............................          39


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.


We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:



DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.


For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):



                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.35%                --            0.60%
    North American - AG Capital Conservation Fund                0.25             0.35                 --            0.60
    North American - AG Government Securities Fund               0.25             0.35                 --            0.60
    North American - AG Growth & Income Fund                     0.25             0.35                 --            0.60
    North American - AG International Equities Fund              0.25             0.35                 --            0.60
    North American - AG International Government Bond Fund       0.25             0.35                 --            0.60
    North American - AG MidCap Index Fund                        0.25             0.35                 --            0.60
    North American - AG 1 Money Market Fund                      0.25             0.35                 --            0.60
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.35                 --            0.60
    North American - AG Small Cap Index Fund                     0.25             0.35                 --            0.60
    North American - AG Social Awareness Fund                    0.25             0.35                 --            0.60
    North American - AG Stock Index Fund                         0.25             0.35                 --            0.60
    North American - American Century Income & Growth Fund       0.25             0.35                 --            0.60
    North American - American Century International Growth
      Fund                                                       0.25             0.35                 --            0.60
    North American Core Equity Fund                              0.25             0.35                 --            0.60
    North American - Founders Large Cap Growth Fund              0.25             0.35                 --            0.60
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.35                 --            0.60
    North American - Putnam Opportunities Fund                   0.25             0.35                 --            0.60
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.35                 --            0.60
    North American - T. Rowe Price Health Sciences Fund          0.25             0.35                 --            0.60
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.35                 --            0.60
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.35              (0.25%)          0.35
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.35              (0.25)           0.35
    North American - AG Core Bond Fund                           0.25             0.35              (0.25)           0.35
    North American - AG High Yield Bond Fund                     0.25             0.35              (0.25)           0.35
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.35              (0.25)           0.35
    North American - AG 2 Money Market Fund                      0.25             0.35              (0.25)           0.35
    North American - AG Socially Responsible Fund                0.25             0.35              (0.25)           0.35
    North American - AG Strategic Bond Fund                      0.25             0.35              (0.25)           0.35
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.35              (0.25)           0.35
    North American International Growth Fund                     0.25             0.35              (0.25)           0.35
    North American - INVESCO MidCap Growth Fund                  0.25             0.35              (0.25)           0.35
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.35              (0.25)           0.35
    North American - Neuberger Berman MidCap Value Fund          0.25             0.35              (0.25)           0.35
    North American Small Cap Value Fund                          0.25             0.35              (0.25)           0.35
    North American - State Street Large Cap Value Fund           0.25             0.35              (0.25)           0.35
  American Century Ultra Fund                                    0.25             0.60              (0.21)           0.64
  Ariel Appreciation Fund                                        0.25             0.60              (0.25)           0.60
  Ariel Fund                                                     0.25             0.60              (0.25)           0.60
  Dreyfus Basic GNMA Fund                                        0.25             0.60              (0.25)           0.60
  Evergreen Growth and Income Fund, Class A                      0.25             0.60              (0.25)           0.60
  Evergreen Small Cap Value Fund, Class A                        0.25             0.60              (0.25)           0.60
  Evergreen Value Fund, Class A                                  0.25             0.60              (0.25)           0.60
  Evergreen Special Equity Fund, Class A                         0.25             0.60              (0.25)           0.60
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.60              (0.25)           0.60
  Janus Adviser Worldwide Fund                                   0.25             0.60              (0.25)           0.60
  Janus Fund                                                     0.25             0.60              (0.25)           0.60
  Lou Holland Growth Fund                                        0.25             0.60              (0.25)           0.60
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.60              (0.25)           0.60
  Putnam Global Growth Fund, Class A                             0.25             0.60              (0.25)           0.60
  Putnam New Opportunities Fund, Class A                         0.25             0.60              (0.25)           0.60
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.60              (0.25)           0.60
  Sit Mid Cap Growth Fund                                        0.25             0.60              (0.25)           0.60
  Sit Small Cap Growth Fund                                      0.25             0.60              (0.25)           0.60
  Templeton Asset Strategy Fund, Class 1                         0.25             0.60                 --            0.85
  Templeton Foreign Fund, Class A                                0.25             0.60              (0.25)           0.60
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             0.60                 --            0.85
  Vanguard LifeStrategy Growth Fund                              0.25             0.60                 --            0.85
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             0.60                 --            0.85
  Vanguard Long - Term Corporate Fund (5)                        0.25             0.60              (0.25)           0.60
  Vanguard Long - Term Treasury Fund (5)                         0.25             0.60              (0.25)           0.60
  Vanguard Wellington Fund                                       0.25             0.60                 --            0.85
  Vanguard Windsor II Fund                                       0.25             0.60                 --            0.85
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.60              (0.25)           0.60

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

------------------------------------------------------------------
------------


                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $12         $39         $ 67        $149
  North American - AG Capital Conservation Fund                    12          39           67         149
  North American - AG Government Securities Fund                   12          39           67         149
  North American - AG Growth & Income Fund                         15          47           81         178
  North American - AG International Equities Fund                  11          35           60         133
  North American - AG International Government Bond Fund           12          38           66         145
  North American - AG MidCap Index Fund                            11          33           57         127
  North American - AG 1 Money Market Fund                          13          39           68         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           12          37           65         143
  North American - AG Small Cap Index Fund                         11          34           59         132
  North American - AG Social Awareness Fund                        12          39           67         149
  North American - AG Stock Index Fund                             10          31           54         121
  North American - American Century Income & Growth Fund           15          46           80         176
  North American - American Century International Growth
    Fund                                                           17          53           92         201
  North American Core Equity Fund                                  15          47           81         178
  North American - Founders Large Cap Growth Fund                  17          53           92         201
  North American - Founders/T. Rowe Price Small Cap Fund           16          50           86         189
  North American - Putnam Opportunities Fund                       17          53           92         200
  North American - T. Rowe Price Blue Chip Growth Fund             16          49           84         183
  North American - T. Rowe Price Health Sciences Fund              18          55           94         205
  North American - T. Rowe Price Science & Technology Fund         17          52           89         194
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              5          16           27          61
  North American - AG Conservative Growth Lifestyle Fund            5          16           27          61
  North American - AG Core Bond Fund                               12          37           64         141
  North American - AG High Yield Bond Fund                         14          44           75         166
  North American - AG Moderate Growth Lifestyle Fund                5          16           27          61
  North American - AG 2 Money Market Fund                          10          30           52         116
  North American - AG Socially Responsible Fund                    10          30           52         116
  North American - AG Strategic Bond Fund                          13          40           70         154
  North American - Goldman Sachs Large Cap Growth Fund             13          39           68         150
  North American International Growth Fund                         14          44           76         168
  North American - INVESCO MidCap Growth Fund                      13          39           68         150
  North American - J.P. Morgan Small Cap Growth Fund               16          49           84         184
  North American - Neuberger Berman MidCap Value Fund              15          45           78         172
  North American Small Cap Value Fund                              14          42           73         161
  North American - State Street Large Cap Value Fund               12          38           66         145
American Century Ultra Fund                                        17          53           91         198
Ariel Appreciation Fund                                            20          61          105         227
Ariel Fund                                                         19          59          101         220
Dreyfus Basic GNMA Fund                                            13          41           71         156
Evergreen Growth and Income Fund, Class A                          21          64          110         238
Evergreen Small Cap Value Fund, Class A                            22          69          119         255
Evergreen Value Fund, Class A                                      17          53           91         198
Evergreen Special Equity Fund, Class A                             23          70          120         257
INVESCO Blue Chip Growth Fund, Investor Class                      17          53           91         199
Janus Adviser Worldwide Fund                                       19          58           99         216
Janus Fund                                                         15          47           81         178
Lou Holland Growth Fund                                            20          62          107         232
MAS Mid Cap Growth Portfolio, Adviser Class                        15          48           82         180
Putnam Global Growth Fund, Class A                                 17          54           93         202
Putnam New Opportunities Fund, Class A                             15          47           82         179
Putnam OTC & Emerging Growth Fund, Class A                         16          49           85         187
Sit Mid Cap Growth Fund                                            19          59          102         221
Sit Small Cap Growth Fund                                          22          67          115         247
Templeton Asset Strategy Fund, Class 1                             17          53           92         201
Templeton Foreign Fund, Class A                                    18          56           97         210
Vanguard LifeStrategy Conservative Growth Fund                      9          28           49         109
Vanguard LifeStrategy Growth Fund                                   9          28           49         109
Vanguard LifeStrategy Moderate Growth Fund                          9          28           49         109
Vanguard Long-Term Corporate Fund                                  10          30           53         118
Vanguard Long-Term Treasury Fund                                    9          29           51         114
Vanguard Wellington Fund                                           13          39           68         150
Vanguard Windsor II Fund                                           13          40           69         152
Warburg Pincus Small Company Growth Fund, Common Class             21          64          110         237

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:

--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $59         $ 89        $117        $149
  North American - AG Capital Conservation Fund                    59           89         117         149
  North American - AG Government Securities Fund                   59           89         117         149
  North American - AG Growth & Income Fund                         62           97         131         178
  North American - AG International Equities Fund                  58           85         110         133
  North American - AG International Government Bond Fund           59           88         116         145
  North American - AG MidCap Index Fund                            57           83         107         127
  North American - AG 1 Money Market Fund                          59           89         118         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           59           87         115         143
  North American - AG Small Cap Index Fund                         58           84         109         132
  North American - AG Social Awareness Fund                        59           89         117         149
  North American - AG Stock Index Fund                             57           81         104         121
  North American - American Century Income & Growth Fund           61           96         130         176
  North American - American Century International Growth
    Fund                                                           64          103         142         201
  North American Core Equity Fund                                  62           97         131         178
  North American - Founders Large Cap Growth Fund                  64          103         142         201
  North American - Founders/T. Rowe Price Small Cap Fund           63          100         136         189
  North American - Putnam Opportunities Fund                       64          103         142         200
  North American - T. Rowe Price Blue Chip Growth Fund             62           98         134         183
  North American - T. Rowe Price Health Sciences Fund              64          104         144         205
  North American - T. Rowe Price Science & Technology Fund         63          101         139         194
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             52           66          77          61
  North American - AG Conservative Growth Lifestyle Fund           52           66          77          61
  North American - AG Core Bond Fund                               58           87         114         141
  North American - AG High Yield Bond Fund                         61           94         125         166
  North American - AG Moderate Growth Lifestyle Fund               52           66          77          61
  North American - AG 2 Money Market Fund                          56           80         102         116
  North American - AG Socially Responsible Fund                    56           80         102         116
  North American - AG Strategic Bond Fund                          60           90         120         154
  North American - Goldman Sachs Large Cap Growth Fund             59           89         118         150
  North American International Growth Fund                         61           94         126         168
  North American - INVESCO MidCap Growth Fund                      59           89         118         150
  North American - J.P. Morgan Small Cap Growth Fund               62           99         134         184
  North American - Neuberger Berman MidCap Value Fund              61           95         128         172
  North American Small Cap Value Fund                              60           92         123         161
  North American - State Street Large Cap Value Fund               59           88         116         145
American Century Ultra Fund                                        63          102         141         198
Ariel Appreciation Fund                                            66          110         155         227
Ariel Fund                                                         65          108         151         220
Dreyfus Basic GNMA Fund                                            60           91         121         156
Evergreen Growth and Income Fund, Class A                          67          113         160         238
Evergreen Small Cap Value Fund, Class A                            69          118         169         255
Evergreen Value Fund, Class A                                      63          102         141         198
Evergreen Special Equity Fund, Class A                             69          119         170         257
INVESCO Blue Chip Growth Fund, Investor Class                      64          103         141         199
Janus Adviser Worldwide Fund                                       65          107         149         216
Janus Fund                                                         62           97         131         178
Lou Holland Growth Fund                                            67          112         157         232
MAS Mid Cap Growth Portfolio, Adviser Class                        62           98         132         180
Putnam Global Growth Fund, Class A                                 64          103         143         202
Putnam New Opportunities Fund, Class A                             62           97         132         179
Putnam OTC & Emerging Growth Fund, Class A                         62           99         135         187
Sit Mid Cap Growth Fund                                            66          109         152         221
Sit Small Cap Growth Fund                                          68          116         165         247
Templeton Asset Strategy Fund, Class 1                             64          103         142         201
Templeton Foreign Fund, Class A                                    65          106         147         210
Vanguard LifeStrategy Conservative Growth Fund                     56           78          99         109
Vanguard LifeStrategy Growth Fund                                  56           78          99         109
Vanguard LifeStrategy Moderate Growth Fund                         56           78          99         109
Vanguard Long-Term Corporate Fund                                  57           80         103         118
Vanguard Long-Term Treasury Fund                                   56           79         101         114
Vanguard Wellington Fund                                           59           89         118         150
Vanguard Windsor II Fund                                           59           90         119         152
Warburg Pincus Small Company Growth Fund, Common Class             67          113         160         237


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

               FIXED ACCOUNT        INVESTMENT
               OPTIONS              OBJECTIVE
---------------------------------------------------------------------------------------------------------------------
FIXED          Fixed                Guaranteed high current
OPTIONS        Account Plus         interest income
               ------------------------------------------------------------------------------------------------------
               Short-Term           Guaranteed current
               Fixed Account        interest income
               ------------------------------------------------------------------------------------------------------
               Multi-Year           Multi-year guaranteed interest income
               Enhanced Fixed       (May not be available in all states)
               Option(1)
---------------------------------------------------------------------------------------------------------------------
               VARIABLE ACCOUNT     INVESTMENT
             SUB-ADVISER            OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
INDEX          North American -     Seeks long-term growth of capital through investments     American General
EQUITY         AG International     primarily in a diversified portfolio of equity and        Advisers, a division of
FUNDS          Equities Fund*       equity related securities of foreign issuers that, as a   VALIC
                                    group, are expected to provide investment results
                                    closely corresponding to the performance of the EAFE
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investments primarily in  American General
               AG MidCap            a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the
                                    Standard & Poor's MidCap 400-Registered Trademark-
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth through           American General
               AG                   investments in the stocks that are included in the        Advisers
               Nasdaq-100-Registered Nasdaq-100 Index-Registered Trademark-.
               Trademark-Index
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment primarily in   American General
               AG Small Cap         a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the Russell
                                    2000-Registered Trademark- Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term capital growth through investment in      American General
               AG Stock             common stocks that, as a group, are expected to provide   Advisers
               Index Fund*(3)       investment results closely corresponding to the
                                    performance of the Standard & Poor's 500 Stock
                                    Index-Registered Trademark-.
---------------------------------------------------------------------------------------------------------------------
ACTIVELY       North American -     Seeks long-term growth of capital and, secondarily,       American General
MANAGED        AG Growth &          current income through investment in common stocks and    Advisers
EQUITY         Income Fund*         equity-related securities.
FUNDS
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks dividend growth, current income and        American General
               American Century     capital appreciation by investing in common stocks.       Advisers
               Income & Growth      Current income is a secondary consideration.
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital growth through investments         American General
               American Century     primarily in equity securities of issuers in developed    Advisers
               International        foreign countries.
               Growth Fund*
---------------------------------------------------------------------------------------------------------------------


FIXED
OPTIONS
               --------------------------------------------------

               -------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
INDEX        N/A
EQUITY
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

---------------------------------------------------------------------------------------------------------------------
ACTIVELY     N/A
MANAGED
EQUITY
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

---------------------------------------------------------------------------------------------------------------------



*                       A series of North American Funds Variable Product Series I
                        ("NAFVPS I").
(1)                     This Fixed Account Option is also referred to in this
                        prospectus as the Market Value Adjustment ("MVA") Option.
                        For purposes of this limitation, each MVA Band under the
                        Multi-Year Enhanced Fixed Option will count as a separate
                        investment option. An MVA Band is established for each
                        separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the
                        state in which your Contract is issued. It may not be
                        available under your Contract.
(2)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3)                     "Standard & Poor's-Registered Trademark-", "S&P-Registered
                        Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap
                        400-Registered Trademark-" are trademarks of Standard and
                        Poor's ("S&P"). North American - AG MidCap Index Fund and
                        North American - AG Stock Index Fund are not sponsored,
                        endorsed, sold or promoted by S&P and S&P makes no
                        representation regarding the advisability of investing in
                        those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American       Seeks long-term growth of capital through investment      American General
               Core Equity          primarily in equity securities.                           Advisers
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term growth of capital. The Fund      American General
               Founders Large Cap   normally will invest at least 65% of its total assets in  Advisers
               Growth Fund*         common stocks of well-established, high-quality growth
                                    companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks to provide long-term capital growth by     American General
               Founders/T. Rowe     investing primarily in the stocks of small companies. It  Advisers
               Price Small Cap      will invest at least 65% of its total assets in stocks
               Fund*                of small companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital appreciation through investments   American General
               Putnam               in common stocks. It invests mainly in common stocks of   Advisers
               Opportunities Fund*  large U.S. companies, with a focus on growth stocks
                                    (those the manager believes whose earnings will grow
                                    faster than the economy, with a resultant price
                                    increase).
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. Income is a      American General
               T. Rowe Price Blue   secondary objective. The Fund pursues long-term capital   Advisers
               Chip Growth Fund*    appreciation by normally investing at least 65% of total
                                    assets in the common stocks of large and medium-sized
                                    blue chip growth companies.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through a broadly       American General
               Goldman-Sachs        diversified portfolio of equity securities of large cap   Advisers
               Large Cap Growth     U.S. issuers that are expected to have better prospects
               Fund**               for earnings growth than the growth rate of the general
                                    domestic economy. Dividend income is a secondary
                                    objective.
               ------------------------------------------------------------------------------------------------------
               North American       Seeks long-term capital appreciation by investing in      American General
               International        equity securities of non-U.S. companies, the majority of  Advisers
               Growth               which are expected to be in developed markets. The Fund
               Fund**               may invest across the capitalization spectrum, although
                                    it intends to emphasize smaller capitalization stocks.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital appreciation principally through            American General
               INVESCO              investments in medium capitalization equity securities,   Advisers
               MidCap Growth        such as common and preferred stocks and securities
               Fund**               convertible into common stocks. Current income is a
                                    secondary objective.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth from a portfolio of equity         American General
               J.P. Morgan          securities of small capitalization growth companies.      Advisers
               Small Cap Growth
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital growth through investment in equity         American General
               Neuberger Berman     securities of medium capitalization companies using a     Advisers
               MidCap Value         value-oriented investment approach.
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American       Seeks maximum long-term return, consistent with           American General
               Small Cap Value      reasonable risk to principal by investing primarily in    Advisers
               Fund**               equity securities of small capitalization companies in
                                    terms of revenues and/or market capitalization.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks total returns that exceed over time the Russell     American General
               State Street         1000-Registered Trademark- Value Index through            Advisers
               Large Cap Value      investments in equity securities.
               Fund**(4)
               ------------------------------------------------------------------------------------------------------
               American Century     Seeks capital growth through investments primarily in     American Century
               Ultra Fund           common stocks that are considered to have                 Investment
                                    better-than-average prospects for appreciation.           Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Appreciation   The Fund seeks long-term capital appreciation by          Ariel Capital
               Fund(5)              investing primarily in medium-sized company stocks.       Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Fund(5)        The Fund seeks long-term capital appreciation primarily   Ariel Capital
                                    through investment in small company stocks.               Management, Inc.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             Wellington
             Management
             Company, LLP(1)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC
             and T. Rowe Price
             Associates, Inc.
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Putnam Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Goldman Sachs
             Asset
             Management

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Thompson, Siegel
             & Walmsley,
             Inc.(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             INVESCO Funds
             Group, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             JP Morgan
             Investment
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Neuberger Berman
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Fiduciary
             Management
             Associates,
             Inc.(3)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             SSgA Funds
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------



*                       A series of NAFVPS I.
**                      A series of North American Funds Variable Product Series II
                        ("NAFVPS II").
(1)                     Wellington Management Company, LLP replaced T. Rowe Price
                        Associates, Inc. as sub-adviser to the Fund effective
                        September 1, 1999. The investment objective was also changed at that time.
(2)                     Thompson, Siegel & Walmsley, Inc. became the investment
                        sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was
                        the sub-adviser for the Fund from September 1, 1998 through
                        July 24, 2000. Both companies were subsidiaries of United
                        Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4)                     The Russell 1000-Registered Trademark- Value Index is a
                        trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.
(5)                     The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan
                        described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Evergreen Growth     Seeks capital growth in the value of its shares and       Evergreen Investment
               and Income Fund --   current income by investing in the securities of mid-     Management Company
               Class A***           and large-sized U.S. companies which are temporarily
                                    undervalued in the marketplace but display
                                    characteristics of growth such as high return on
                                    investment and competitive advantage in their industry.
               ------------------------------------------------------------------------------------------------------
               Evergreen Small      Seeks current income and capital growth in the value of   Evergreen Investment
               Cap Value Fund --    its shares by investing in common stocks of small U.S.    Management Company
               Class A***           companies (typically less than $1.5 billion in market
                                    capitalization).
               ------------------------------------------------------------------------------------------------------
               Evergreen Value      Seeks long-term capital growth with current income as a   Evergreen Investment
               Fund -- Class A***   secondary objective by investing at least 75% of its      Management Company
                                    assets in common stocks of medium and large-cap U.S.
                                    companies that are undervalued according to various
                                    financial measurements.
               ------------------------------------------------------------------------------------------------------
               Evergreen Special    The Fund seeks capital growth. It invests primarily in    Meridian Investment
               Equity Fund          equity securities of U.S. companies with small market     Company (a subsidiary
                                    capitalizations.                                          of First Union
                                                                                              Corporation)
               ------------------------------------------------------------------------------------------------------
               INVESCO Blue Chip    The Fund tries to buy securities that will increase in    INVESCO Funds
               Growth Fund          value over the long-term; current income is a secondary   Group, Inc.
                                    goal. The Fund invests primarily in common stocks of
                                    large companies with market capitalizations of more than
                                    $15 billion and that have a history of consistent
                                    earnings growth regardless of business cycles.
               ------------------------------------------------------------------------------------------------------
               Janus Adviser        The Fund seeks long-term growth of capital in a manner    Janus Capital
               Worldwide Fund       consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks of companies of any size
                                    throughout the world.
               ------------------------------------------------------------------------------------------------------
               Janus Fund           The Fund seeks long-term growth of capital in a manner    Janus Capital
                                    consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks selected for their growth
                                    potential. Although the Fund can invest in companies of
                                    any size, it generally invests in larger, more
                                    established companies.
               ------------------------------------------------------------------------------------------------------
               Lou Holland Growth   The Fund primarily seeks long-term growth of capital.     Holland Capital
               Fund                 The receipt of dividend income is a secondary             Management, L.P.
                                    consideration. It invests primarily in common stocks of
                                    growth companies.
               ------------------------------------------------------------------------------------------------------
               MAS Mid Cap Growth   The Portfolio seeks long-term capital growth. It invests  Miller Anderson &
               Portfolio            primarily in common stocks of companies with              Sherrerd, LLP
                                    capitalizations in the range of companies included in     (affiliated with Morgan
                                    the S&P MidCap 400 Index.                                 Stanley Investment
                                                                                              Management Inc.
               ------------------------------------------------------------------------------------------------------
               Putnam Global        The fund seeks capital appreciation by investing in       Putnam Investment
               Growth               common stocks of companies worldwide. The fund invests    Management, LLC
               Fund -- Class A      mainly in growth stocks, issued by large companies
               Shares               believed to be fast-growing, with earnings likely to
                                    increase over time. The fund emphasizes investments in
                                    developed countries but may also invest in developing
                                    (emerging) markets.
               ------------------------------------------------------------------------------------------------------
               Putnam New           The fund seeks long-term capital appreciation by          Putnam Investment
               Opportunities        investing in common stocks of U.S. companies, with a      Management, LLC
               Fund -- Class A      focus on growth stocks in sectors of the economy with
               Shares               high growth potential. The fund invests mainly in growth
                                    stocks, issued by companies believed to be fast-growing,
                                    with earnings likely to increase over time. Growth
                                    sectors currently emphasized include communications,
                                    media/ entertainment, medical technology/cost
                                    containment, industrial and environmental services,
                                    consumer products and services and business services.
               ------------------------------------------------------------------------------------------------------
               Putnam OTC &         Seeks capital appreciation by investing primarily in      Putnam Investment
               Emerging Growth      common stocks traded in the over-the-counter market and   Management, LLC
               Fund -- Class A      "emerging growth" companies listed on securities
               Shares               exchanges, with a focus on growth stocks.
               ------------------------------------------------------------------------------------------------------
               Sit Mid Cap Growth   The Fund seeks to maximize long-term capital              Sit Investment
               Fund                 appreciation. It invests at least 65% of its total        Associates, Inc.
                                    assets in the common stocks of growth companies with
                                    capitalizations of $2 billion to $15 billion at the time
                                    of purchase.
               ------------------------------------------------------------------------------------------------------
               Sit Small Cap        The Fund seeks to maximize long-term capital              Sit Investment
               Growth Fund          appreciation. It invests at least 65% of its total        Associates, Inc.
                                    assets in common stocks of small growth companies with
                                    capitalizations of $2.5 billion or less at the time of
                                    purchase.
               ------------------------------------------------------------------------------------------------------
               Templeton Foreign    Seeks long-term capital growth by investing primarily in  Templeton Global
               Fund -- Class A      the equity securities of companies outside the United     Advisors Limited
                                    States, including emerging markets.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------


***                     A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Vanguard             Seeks to provide long-term growth of capital by           Barrow, Hanley,
               Windsor II Fund      investing mainly in the equity securities of large and    Mewhinney & Strauss,
                                    medium-size companies whose stocks are considered by the  Inc., Equinox Capital
                                    Fund's advisers to be undervalued and out of favor with   Management, LLC, Tukman
                                    investors. The Fund's secondary objective is to provide   Capital Management,
                                    some dividend income.                                     Inc., and The Vanguard
                                                                                              Group
               ------------------------------------------------------------------------------------------------------
               Warburg Pincus       The Fund seeks capital growth by investing in the equity  Credit Suisse Asset
               Small Company        securities of small U.S. companies.                       Management, LLC
               Growth Fund
---------------------------------------------------------------------------------------------------------------------
BALANCED       Vanguard             Seeks to conserve capital and provide moderate long-term  Wellington Management
FUNDS          Wellington Fund      growth in capital and income by investing approximately   Company, LLP
                                    60% to 70% of its assets in dividend-paying stocks of
                                    established, large- and medium-sized companies that, in
                                    the adviser's opinion, are undervalued but whose
                                    prospects are improving. The remaining 30% to 40% of
                                    assets are invested primarily in high-quality,
                                    intermediate- and long-term corporate bonds with some
                                    exposure to U.S. Treasury, government agency, and
                                    mortgage-backed bonds.
---------------------------------------------------------------------------------------------------------------------
INCOME         North American -     Seeks the highest possible total return consistent with   American General
FUNDS          AG Capital           preservation of capital through current income and        Advisers
               Conservation Fund*   capital gains on investments in intermediate and
                                    long-term debt instruments and other income producing
                                    securities.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks the highest possible return consistent     American General
               AG Core Bond Fund*   with conservation of capital through investment in        Advisers
                                    medium- to high- quality fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income and protection of capital       American General
               AG Government        through investments in intermediate and long-term U.S.    Advisers
               Securities Fund*     Government debt securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income through investments primarily   American General
               AG International     in investment grade debt securities issued or guaranteed  Advisers
               Government           by foreign governments.
               Bond Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG High Yield Bond   consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of high yielding
                                    high risk fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG Strategic Bond    consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of income
                                    producing securities.
               ------------------------------------------------------------------------------------------------------
               Dreyfus Basic GNMA   The Fund seeks a high level of current income as is       The Dreyfus Corporation
               Fund                 consistent with the preservation of capital. To pursue
                                    this goal, the Fund normally invests at least 65% of its
                                    net assets in GNMA certificates (popularly called
                                    "Ginnie Maes"), which are guaranteed as to timely
                                    payment of principal and interest by the Government
                                    National Mortgage Association.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  Wellington Management
               Corporate Fund       maintenance of principal and liquidity by investing in a  Company, LLP diversified portfolio of investment grade corporate and
                                    Government bonds.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  The Vanguard Group
               Treasury Fund        maintenance of principal and liquidity by investing at
                                    least 85% of its total assets in long-term securities
                                    backed by the full faith and credit of the U.S.
                                    Government.
---------------------------------------------------------------------------------------------------------------------
SPECIALTY      North American -     Seeks growth of capital through investment, primarily in  American General
FUNDS          AG Social            common stocks, in companies which meet the social         Advisers
               Awareness Fund*      criteria established for the Fund.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. The Fund         American General
               T. Rowe Price        pursues long- term capital appreciation by normally       Advisers
               Health Sciences      investing at least 65% of total assets in the common
               Fund*                stocks of companies engaged in the research,
                                    development, production, or distribution of products or
                                    services related to health care, medicine, or the life
                                    sciences (collectively termed "health sciences").
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through investment      American General
               T. Rowe Price        primarily in the common stocks and equity-related         Advisers
               Science &            securities of companies that are expected to benefit
               Technology           from the development, advancement and use of science and
               Fund*                technology.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
BALANCED     N/A
FUNDS

---------------------------------------------------------------------------------------------------------------------
INCOME       N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
SPECIALTY    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

---------------------------------------------------------------------------------------------------------------------


*                       A series of NAFVPS I.
**                      A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment, primarily in  American General
               AG Socially          equity securities, in companies which meet the social     Advisers
               Responsible          criteria established for the Fund.
               Fund**
---------------------------------------------------------------------------------------------------------------------
MONEY          North American -     Seeks liquidity, protection of capital and current        American General
MARKET         AG 1 Money           income through investments in short-term money market     Advisers
FUNDS          Market Fund*         instruments.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks liquidity, protection of capital and current        American General
               AG 2 Money Market    income through investments in short-term money market     Advisers
               Fund**               instruments.
---------------------------------------------------------------------------------------------------------------------
LIFESTYLE      North American -     Seeks current income and low to moderate growth of        American General
FUNDS          AG Conservative      capital through investments in NAFVPS I or NAFVPS II      Advisers
               Growth               Funds.
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth through investments in NAFVPS I or NAFVPS    American General
               AG Aggressive        II Funds.                                                 Advisers
               Growth Lifestyle
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth and current income through investments in    American General
               AG Moderate Growth   NAFVPS I or NAFVPS II Funds.                              Advisers
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks current income and low to moderate growth of        Vanguard
               LifeStrategy         capital by investing in a relatively fixed combination
               Conservative         of other Vanguard funds.
               Growth Fund
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital and some current income by        Vanguard
               LifeStrategy Growth  investing in a relatively fixed combination of other
               Fund                 Vanguard funds.
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital and a low to moderate level of    Vanguard
               LifeStrategy         current income by investing in a relatively fixed
               Moderate Growth      combination of other Vanguard funds.
               Fund
---------------------------------------------------------------------------------------------------------------------
ASSET          North American -     Seeks maximum aggregate rate of return over the           American General
ALLOCATION     AG Asset             long-term through controlled investment risk by           Advisers
FUNDS          Allocation Fund*     adjusting its investment mix among stocks, long-term
                                    debt securities and short-term money market securities.
               ------------------------------------------------------------------------------------------------------
               Templeton Asset      Seeks high total return through investments in equity     Templeton Investment
               Strategy             securities of companies in any country, debt securities   Counsel, Inc.
               Fund -- Class 1***   of companies and governments of any country, and money
                                    market instruments.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

---------------------------------------------------------------------------------------------------------------------
MONEY        N/A
MARKET
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
LIFESTYLE    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
ASSET        N/A
ALLOCATION
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------


*                       A series of NAFVPS I.
**                      A series of NAFVPS II.
***                     A series of Franklin Templeton Variable Insurance Products
                        Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS


Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.


Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE


If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.


SURRENDER CHARGE


Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES


Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000          DECEMBER 31, 1999        JANUARY 4, 1999
                                    ------------------------   -----------------------   -------------------
                                     PURCHASE                   PURCHASE                 PURCHASE   PURCHASE
                                       UNITS       PURCHASE      UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE     UNIT VALUE    IN FORCE    UNIT VALUE   IN FORCE   VALUE(1)
                                    -----------   ----------   ----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............     541,967   $4.310167       516,580   $4.446999        --         --
North American - AG Capital
  Conservation Division 7..........     200,998   $2.357853       194,756   $2.172271        --         --
North American - AG Government
  Securities Division 8............     240,490   $2.409621       338,782   $2.147126        --         --
North American Core Equity Division
  15...............................   2,802,135   $2.457496     3,034,597   $2.638280        --         --
North American - AG Growth & Income
  Division 16......................     745,693   $2.423627       704,903   $2.735261        --         --
North American - AG International
  Equities Division 11.............     200,791   $1.592801       274,636   $1.937488        --         --
North American - AG International
  Government Bond Division 13......     292,521   $1.588174       308,660   $1.166184        --         --
North American - AG MidCap Index
  Division 4(2)....................   2,054,748   $7.088385     1,264,725   $6.116544        --         --
North American - AG 1 Money Market
  Division 6.......................     885,219   $2.102089     7,687,167   $1.909470        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17......................   4,060,355   $4.279945     3,286,480   $6.536543        --         --
North American - AG Small Cap Index
  Division 14......................   1,437,650   $2.495041       949,989   $2.597863        --         --
North American - AG Social
  Awareness Division 12............     653,150   $4.094876       631,193   $4.569034        --         --
North American - AG Stock Index
  Division 10......................  13,545,949   $5.389938    11,637,991   $5.981762        --         --
American Century Ultra Division
  31...............................   1,894,747   $2.012669     1,613,349   $2.527648        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....   1,531,710   $1.349712     1,160,286   $1.313858        --         --
North American - AG Core Bond
  Division 58......................     299,331   $1.097292            --   $      --        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....   2,127,577   $1.440902     1,674,512   $1.546416        --         --
North American - AG High Yield Bond
  Division 60......................          --          --           410   $1.081775        --         --
North American International Growth
  Division 33......................   1,016,595   $1.373190       329,526   $1.643677        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....  12,563,787   $1.292637     9,513,851   $1.676417        --         --
North American - State Street Large
  Cap Value Division 40............     343,968   $1.378098       287,197   $1.309860        --         --
North American - INVESCO MidCap
  Growth Division 37...............     692,475   $1.430101       393,589   $1.430763        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........   2,698,780   $1.965451     1,116,041   $1.529814        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............   6,590,639   $1.392136     3,491,046   $1.405109        --         --
North American - AG 2 Money Market
  Division 44......................       1,274   $1.192500            --   $      --        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........   6,399,633   $1.797455     2,975,505   $2.284815        --         --
North American Small Cap Value
  Division 36......................     152,120   $1.321955        80,739   $1.086316        --         --
North American - AG Socially
  Responsible Division 41..........   2,795,968   $1.361713     2,715,174   $1.505354        --         --
North American - AG Strategic Bond
  Division 59......................     148,345   $1.107448        33,066   $1.087771        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................         170   $1.062561            --          --        --      $1.00
  Evergreen Small Cap Value
    Division 55....................       1,348   $1.180920            --          --        --      $1.00
  Evergreen Value Division 57......          --          --            --          --        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  18,398,345   $2.139068    18,489,196   $2.150733        --         --
Putnam Global Growth -- Class A
  Division 28......................  12,132,622   $1.818976     7,494,551   $2.603644        --         --
Putnam New Opportunities -- Class A
  Division 26......................  33,355,949   $1.805586    21,386,431   $2.459834        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27..............   3,343,890   $1.232372     1,605,024   $2.542500        --         --
Templeton Foreign -- Class A
  Division 32......................     434,454   $1.488494       503,020   $1.560956        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............   4,608,676   $1.184872     3,665,491   $1.159659        --         --
Vanguard LifeStrategy Growth
  Division 52......................  20,760,221   $1.275241    15,310,158   $1.349710        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............  28,958,521   $1.229163    22,135,061   $1.251243        --         --
Vanguard Long-Term Corporate
  Division 22......................   3,872,413   $1.407668     3,874,406   $1.267698        --         --
Vanguard Long-Term Treasury
  Division 23......................   1,825,127   $1.494066     1,466,945   $1.256142        --         --
Vanguard Wellington Division 25....  13,742,690   $1.797201    13,813,418   $1.641601        --         --
Vanguard Windsor II Division 24....  18,619,663   $1.916262    18,903,967   $1.653581        --         --

                                       DECEMBER 31, 1998
                                     ---------------------   SEPTEMBER 22,
                                     PURCHASE                     1998
                                      UNITS      PURCHASE       PURCHASE
                                     IN FORCE   UNIT VALUE   UNIT VALUE(1)
                                     --------   ----------   --------------
North American - AG Asset
  Allocation Division 5............       --    $4.003086      $3.605017
North American - AG Capital
  Conservation Division 7..........       --    $2.194489      $2.152785
North American - AG Government
  Securities Division 8............       --    $2.221715      $2.205164
North American Core Equity Division
  15...............................    3,570    $2.471473      $1.955660
North American - AG Growth & Income
  Division 16......................       --    $2.240246      $1.802345
North American - AG International
  Equities Division 11.............       --    $1.509070      $1.248880
North American - AG International
  Government Bond Division 13......    1,531    $1.777571      $1.699184
North American - AG MidCap Index
  Division 4(2)....................       --    $5.354659      $4.191708
North American - AG 1 Money Market
  Division 6.......................      475    $1.833793      $1.812091
North American - T. Rowe Price
  Science & Technology
  Division 17......................    6,377    $3.272354      $2.244150
North American - AG Small Cap Index
  Division 14......................       --    $2.154574      $1.848434
North American - AG Social
  Awareness Division 12............    1,451    $3.897214      $3.247795
North American - AG Stock Index
  Division 10......................   30,811    $4.991135      $4.149958
American Century Ultra Division
  31...............................   23,002    $1.798208      $1.464079
North American - AG Conservative
  Growth Lifestyle Division 50.....       --    $1.163619      $1.025646
North American - AG Core Bond
  Division 58......................       --    $1.030555      $1.012652
North American - AG Aggressive
  Growth Lifestyle Division 48.....       --    $1.194164      $1.014651
North American - AG High Yield Bond
  Division 60......................       --    $1.054539      $1.000656
North American International Growth
  Division 33......................       --    $1.053156      $0.941675
North American - Goldman Sachs
  Large Cap Growth Division 39.....       --    $1.242458      $1.011650
North American - State Street Large
  Cap Value Division 40............       --    $1.248274      $1.070634
North American - INVESCO MidCap
  Growth Division 37...............       --    $1.349521      $1.069634
North American - Neuberger Berman
  MidCap Value Division 38.........       --    $1.256427      $1.049640
North American - AG Moderate Growth
  Lifestyle Division 49............       --    $1.187049      $1.025647
North American - AG 2 Money Market
  Division 44......................       --    $1.014694      $1.002560
North American - J.P. Morgan Small
  Cap Growth Division 35...........       --    $1.351189      $1.075632
North American Small Cap Value
  Division 36......................       --    $1.166837      $1.035646
North American - AG Socially
  Responsible Division 41..........       --    $1.279494      $1.065636
North American - AG Strategic Bond
  Division 59......................       --    $1.051306      $1.011653
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................       --           --             --
  Evergreen Small Cap Value
    Division 55....................       --           --             --
  Evergreen Value Division 57......       --           --             --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............       --    $1.765016      $1.458916
Putnam Global Growth -- Class A
  Division 28......................    5,760    $1.591007      $1.299768
Putnam New Opportunities -- Class A
  Division 26......................   10,797    $1.459115      $1.142402
Putnam OTC & Emerging Growth --
  Class A Division 27..............    3,073    $1.127653      $0.881983
Templeton Foreign -- Class A
  Division 32......................    2,604    $1.123840      $0.969355
Vanguard LifeStrategy Conservative
  Growth Division 54...............       --    $1.085160      $1.006687
Vanguard LifeStrategy Growth
  Division 52......................       --    $1.169326      $1.006188
Vanguard LifeStrategy Moderate
  Growth Division 53...............       --    $1.127094      $1.002087
Vanguard Long-Term Corporate
  Division 22......................      883    $1.360696      $1.340643
Vanguard Long-Term Treasury
  Division 23......................    7,820    $1.384079      $1.373932
Vanguard Wellington Division 25....    9,214    $1.585688      $1.474171
Vanguard Windsor II Division 24....   29,953    $1.770257      $1.549662


-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.


- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.


- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.



- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.


- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS


There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.



Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com



- Click "View Your Account Here" and log into VALIC Online



- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Select the desired account, input the transaction request, then click
  "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone



- Press 1 for "Account Inquiries and Transaction Requests"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account and press 2 for an asset transfer or allocation change



- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------

Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792



- Enter your Social Security Number



- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required



- Written instructions are required if you are requesting a transfer to or from the MVA Option



- Written instructions are required if you have notified us not to accept telephone instructions



- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing



No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.



EFFECTIVE DATE OF TRANSFER


The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.


FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.
If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the
22

---------------------------------------------------
deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.


The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.


For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR


In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.


  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.


THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.48% and 5.87%, respectively.



THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.63% and 6.04%, respectively.


DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Variable Account Option Changes;


  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.


VARIABLE ACCOUNT OPTION CHANGES



We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.



AMERICAN
GENERAL
FINANCIAL GROUP                                                                                                   Privacy

                                                                         PRIVACY
                                                                          NOTICE
--------------------

 Your Privacy
   is Important

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.

AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS


- We collect nonpublic personal information to process and administer our customers' business and to ensure that we are satisfying their financial needs.


- We have policies and procedures in place to protect nonpublic personal information about our customers.

- We do not sell nonpublic personal information about our customers to third parties, i.e., companies or individuals that are not affiliated with American General.

- We do not disclose any nonpublic personal information about our customers to anyone, except as permitted by law.

- We do not share or use personally identifiable health information for marketing purposes.

- Our Privacy Policy applies to both current and former customers.

 Questions
   and Answers
   that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

  - Information provided to us, such as on applications or other forms.

  - Information about transactions with us, our affilates or third parties.

  - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

   (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.

DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
    DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.

--------------------------------------------------------------------------------
  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

     AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance
     Company - North American Funds - North Central Life Insurance
     Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.

--------------------------------------------------------------------------------

     American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
      Return and Annual and Cumulative Change in
      Purchase Unit Value Tables................          21
    Table I:  Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          22
    Table II: Average Annual Total Return with
      Surrender Charge and Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          25
    Table III: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Separate Account
      Division Inception to December 31,
      2000).....................................          28
    Table IV: Average Annual Total Return with
      No Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          31
    Table V: Cumulative Return with No Surrender
      Charge or Account Maintenance Fee Imposed
      (from Separate Account Division Inception
      to December 31, 2000).....................          34
    Table VI: Cumulative Return with No
      Surrender Charge or Account Maintenance
      Fee Imposed (from Underlying Fund
      Inception to December 31, 2000)...........          37
    Table VII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Separate Account Division
      Inception)................................          40
    Table VIII: Annual and Cumulative Change in
      Purchase Unit Value with No Surrender
      Charge or Account Maintenance Fee Imposed
      (Period from Underlying Fund Inception)...          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
      Value.....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542



AMERICAN
GENERAL
FINANCIAL GROUP

The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group(SM) is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas


VA 10855-40   REV 05/01

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                   PORTFOLIO DIRECTOR-Registered Trademark- PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                 FORM N-4 PART B

                                   MAY 1, 2001



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2001 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available on the internet at www.valic.com.


                                TABLE OF CONTENTS



                                                                                                               Page
General Information........................................................................................      3
  Marketing Information....................................................................................      3
  Endorsements and Published Ratings.......................................................................      3
Types of Variable Annuity Contracts........................................................................      4
Federal Tax Matters........................................................................................      4
  Tax Consequences of Purchase Payments....................................................................      5
  Tax Consequences of Distributions........................................................................      7
  Special Tax Consequences-- Early Distribution............................................................      9
  Special Tax Consequences-- Required Distributions........................................................     10
  Tax Free Rollovers, Transfers and Exchanges..............................................................     11
Exchange Privilege.........................................................................................     12
  Exchanges From Independence Plus Contracts...............................................................     12
  Exchanges From V-Plan Contracts..........................................................................     13
  Exchanges From SA-1 and SA-2 Contracts...................................................................     14
  Exchanges From Impact Contracts..........................................................................     16
  Exchanges From Compounder Contracts......................................................................     17
  Information Which May Be Applicable To Any Exchange......................................................     18
Calculation of Surrender Charge............................................................................     18
  Illustration of Surrender Charge on Total Surrender......................................................     18
  Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender.................     19

Purchase Unit Value........................................................................................     19
  Illustration of Calculation of Purchase Unit Value.......................................................     19
  Illustration of Purchase of Purchase Units...............................................................     19
Performance Calculations...................................................................................     20
  North American-AG 1 Money Market and North American-AG 2 Money Market Division Yields....................     20
  Calculation of Current Yield for North American-AG 1 Money Market Division Six...........................     20
  Calculation of Current Yield for North American-AG 2 Money Market Division 44............................     20
  Illustration of Calculation of Current Yield for the Money Market Divisions..............................     20
  Calculation of Effective Yield for North American-AG 1 Money Market Division Six.........................     20
  Calculation of Effective Yield for North American-AG 2 Money Market Division 44..........................     20
  Illustration of Calculation of Effective Yield for the Money Market Divisions............................     20
  Standardized Yield for Bond Fund Divisions...............................................................     21
  Calculation of Standardized Yield for Bond Fund Divisions................................................     21
  Illustration of Calculation of Standardized Yield for Bond Fund Divisions................................     21
  Calculation of Average Annual Total Return...............................................................     21
  Calculation of MVA Option................................................................................     22
Performance Information....................................................................................     22
  Average Annual Total Return, Cumulative Return and Annual and Cumulative Change in Purchase Unit
      Value Tables                                                                                              22
  Table I:  Average Annual Total Return with Surrender Charge and Account Maintenance Fee Imposed
      (from Separate Account Division Inception to December 31, 2000)                                           24
  Table II:  Average Annual Total Return with Surrender Charge and Account Maintenance Fee Imposed
      (from Underlying Fund Inception to December 31, 2000)                                                     27
  Table III:  Average Annual Total Return with No Surrender Charge or Account Maintenance Fee Imposed
      (from Separate Account Division Inception to December 31, 2000)                                           30
  Table IV:  Average Annual Total Return with No Surrender Charge or Account Maintenance Fee Imposed
      (from Underlying Fund Inception to December 31, 2000)                                                     33
  Table V:  Cumulative Return with No Surrender Charge or Account Maintenance Fee Imposed
      (from Separate Account Division Inception to December 31, 2000)                                           36
  Table VI:  Cumulative Return with No Surrender Charge or Account Maintenance Fee Imposed
      (from Underlying Fund Inception to December 31, 2000)                                                     39
  Table VII:  Annual and Cumulative Change in Purchase Unit Value with No Surrender Charge or Account
      Maintenance Fee Imposed (Period from Separate Account Division Inception)                                 42
  Table VIII:  Annual and Cumulative Change in Purchase Unit Value with No Surrender Charge or
      Account Maintenance Fee Imposed (Period from Underlying Fund Inception)                                   46
Payout Payments............................................................................................     48
  Assumed Investment Rate..................................................................................     48
  Amount of Payout Payments................................................................................     48
  Payout Unit Value........................................................................................     49
  Illustration of Calculation of Payout Unit Value.........................................................     49
  Illustration of Payout Payments..........................................................................     49
Distribution of Variable Annuity Contracts.................................................................     49
Experts....................................................................................................     50
Comments on Financial Statements...........................................................................     50

                               GENERAL INFORMATION

MARKETING INFORMATION

     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.


     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as EASY RETIREMENT PLAN-SM-.

     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.


     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper") Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company may, from time to time, refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.


     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through American General Financial Advisors, Inc.


ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.


     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States. Additionally, the Company may compare the performance of the Divisions to appropriate categories published by Lipper and Morningstar.


     Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director Plus, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) ANNUITIES. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and 1999), although additional,
"catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $35,000 ($30,000 before 2001); approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) AND 403(a) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).


     408(b) INDIVIDUAL RETIREMENT ANNUITIES ("408(b) "TRADITIONAL" IRAS"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:


(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii)are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after
     1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "ROTH" INDIVIDUAL RETIREMENT ANNUITIES ("408A "ROTH" IRAS"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

(i)  are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 2000 you and your employer may contribute (and defer tax on) the lesser of $8,500 for 2001 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and (after
1993) cannot exceed the lesser of $35,000 ($30,000 before 2001) or 15% of your compensation, indexed for inflation.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 is $10,500. This limit is indexed and may be increased in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


     SIMPLE IRA. Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,500 (6,000 before 2001) in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     NON-QUALIFIED CONTRACTS. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     UNFUNDED DEFERRED COMPENSATION PLANS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.



     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.


TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) ANNUITIES. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)  attainment of age 591/2;

(2)  separation from service;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) AND 403(a) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.


     408(b) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.


     408A "ROTH" IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.


     UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.


     NON-QUALIFIED CONTRACTS. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after

October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION


     403(b) ANNUITIES, 401(a) AND 403(a) QUALIFIED PLANS, 408(b) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:


(1)  death;

(2)  disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt. Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "ROTH" IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 PLANS. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     NON-QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1)  to a Beneficiary on or after the Contract Owner's death;

(2)  upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4)  made under an immediate annuity contract, or

(5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) ANNUITIES. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

    401(a) AND 403(a) QUALIFIED PLANS. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.


    408(b) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:


(1)  there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "ROTH" IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     457 PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to 457 Plans.

     NON-QUALIFIED CONTRACTS. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) ANNUITIES. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) AND 403(a) QUALIFIED PLANS. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.


     408(b) TRADITIONAL IRAS AND SEPS. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.


     408A "ROTH" IRAS. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAS. Funds may generally be rolled over tax free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 PLANS. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     NON-QUALIFIED CONTRACTS. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.


                               EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.



EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)



     SALES/SURRENDER CHARGES. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.



     OTHER CHARGES. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)



     INVESTMENT OPTIONS. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of North American Funds Variable Product Series I ("NAFV I"). The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of North American Funds Variable Product Series II ("NAFV II") and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.



     ANNUITY OPTIONS. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.



EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 AND GFA-582)



     SALES/SURRENDER CHARGES. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.



     OTHER CHARGES. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. There are no variable investment alternatives provided under V-Plan Contracts.


     ANNUITY OPTIONS. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.



EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)



     SALES/SURRENDER CHARGES. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the

Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)



     OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)



     INVESTMENT OPTIONS. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of NAFV I, the North American-AG Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.



     ANNUITY OPTIONS. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)



     SALES/SURRENDER CHARGES. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.



     OTHER CHARGES. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)



     INVESTMENT OPTIONS. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of NAFV I. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     ANNUITY OPTIONS. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.



EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)



     SALES/SURRENDER CHARGES. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)



     OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     INVESTMENT OPTIONS. There are no variable investment alternatives provided under Compounder Contracts.


     ANNUITY OPTIONS. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE


     GUARANTEED ANNUITY RATES. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.



     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.


    Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.


                         CALCULATION OF SURRENDER CHARGE

The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
EXAMPLE 1.
                               TRANSACTION HISTORY

    Date                                                 Transaction                            Amount
    -----                                                -----------                           -------
    10/1/94......................................   Purchase Payment                           $ 10,000
    10/1/95......................................   Purchase Payment                              5,000
    10/1/96......................................   Purchase Payment                             15,000
    10/1/97......................................   Purchase Payment                              2,000
    10/1/98......................................   Purchase Payment                              3,000
    10/1/99......................................   Purchase Payment                              4,000
    12/31/99.....................................   Total Purchase Payments (Assumes
                                                    Account Value is $50,000)                    39,000

     Surrender Charge is lesser of (a) or (b):
a.     Surrender Charge calculated on 60 months of Purchase Payments
       1.  Surrender Charge against Purchase Payment of 10/1/94............................................ $     0
       2.  Surrender Charge against Purchase Payment of 10/1/95............................................ $   250
       3.  Surrender Charge against Purchase Payment of 10/1/96............................................ $   750
       4.  Surrender Charge against Purchase Payment of 10/1/97............................................ $   100
       5.  Surrender Charge against Purchase Payment of 10/1/98............................................ $   150
       6.  Surrender Charge against Purchase Payment of 10/1/99............................................ $   200
       Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)................................. $ 1,450
b.     Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:

        Account Value at time of surrender                        $   50,000
        Less 10% not subject to Surrender Charge                     - 5,000
                                                                  ----------
       Subject to Surrender Charge                                    45,000
                                                                   X     .05
                                                                  ----------
       Surrender Charge based on Account Value                    $    2,250............................... $ 2,250
c.     Surrender Charge is the lesser of a or b............................................................ $ 1,450

           ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER
                          FOLLOWED BY A FULL SURRENDER
EXAMPLE 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

      Date                                              Transaction                            Amount
   ---------                                            -----------                           -------
    10/1/94.....................................   Purchase Payment                           $ 10,000
    10/1/95.....................................   Purchase Payment                              5,000
    10/1/96.....................................   Purchase Payment                             15,000
    10/1/97.....................................   Purchase Payment                              2,000
    10/1/98.....................................   Purchase Payment                              3,000
    10/1/99.....................................   Purchase Payment                              4,000
    12/31/99....................................   10% Partial Surrender (Assumes                3,900
                                                    Account Value is $39,000)
    2/1/00......................................   Full Surrender                               35,100

     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]
     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000-- $3,900 = $35,100
     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755
     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

                               PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

EXAMPLE 3.

   1. Purchase Unit value, beginning of period......................................................  $   1.800000
   2. Value of Fund share, beginning of period......................................................  $  21.200000
   3. Change in value of Fund share.................................................................  $    .500000
   4. Gross investment return (3) DIVIDED BY (2)....................................................       .023585
   5. Daily separate account fee*...................................................................       .000027
    *Mortality and expense risk fee and administration and distribution fee of
     1% per annum used for illustrative purposes.
   6. Net investment return (4)--(5)................................................................       .023558
   7. Net investment factor 1.000000+(6)............................................................      1.023558
   8. Purchase Unit value, end of period (1)x(7)....................................................  $   1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

    EXAMPLE 4.

   1. First Periodic Purchase Payment...............................................................  $    100.00
   2. Purchase Unit value on effective date of purchase (see Example 3).............................  $  1.800000

   3. Number of Purchase Units purchased (1) DIVIDED BY (2).........................................       55.556
   4. Purchase Unit value for valuation date following purchase (see Example 3).....................  $  1.842404
   5. Value of Purchase Units in account for valuation date following purchase (3)x(4)..............  $    102.36

                            PERFORMANCE CALCULATIONS*

                               MONEY MARKET YIELDS

        CALCULATION OF CURRENT YIELD FOR NAFV I NORTH AMERICAN-AG 1 MONEY
                              MARKET, DIVISION SIX
                           7-Day Current Yield: 5.09%

       CALCULATION OF CURRENT YIELD FOR NAFV II NORTH AMERICAN-AG 2 MONEY
                               MARKET, DIVISION 44
                           7-Day Current Yield: 5.47%

   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR THE MONEY MARKET DIVISIONS


EXAMPLE 5.

     The current yield quotation above is based on the seven days ended December 31, 2000 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


----------


 * For different series of Portfolio Director which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.



          CALCULATION OF EFFECTIVE YIELD FOR NORTH AMERICAN-AG 1 MONEY
                               MARKET DIVISION SIX
                          7-Day Effective Yield: 5.22%

          CALCULATION OF EFFECTIVE YIELD FOR NORTH AMERICAN-AG 2 MONEY
                               MARKET DIVISION 44
                          7-Day Effective Yield: 5.62%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR THE MONEY MARKET DIVISIONS


EXAMPLE 6.


     The effective yield quotation above is based on the seven days ended December 31, 2000 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                         365/7]
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

            CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

                                         DIV. 7   DIV. 8  DIV. 13 DIV. 22  DIV. 23  DIV. 58  DIV. 59   DIV. 60
                                         ------   ------  ------- -------  -------  -------  -------   -------
Standardized Yield...................      3.32%    3.83%   2.89%    5.76%    4.27%    4.22%    9.54%    13.09%


    ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

EXAMPLE 7.

    The standardized yield quotation based on a 30-day period ended December 31, 2000 is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                                               6
                          YIELD = 2 [( a-b + 1) -1]
                                    --------
                                       cd

Where:

    a = net investment income earned during the period by the Fund attributable to shares owned by the Division

    b =     expenses accrued for the period (net of reimbursements)

    c = the average daily number of Purchase Units outstanding during the period

    d = the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T) =ERV

    Where:

        P           =   a hypothetical initial Purchase Payment of $1,000
        T           =   average annual total return
        n           =   number of years
        ERV         =   redeemable value at the end of the 1, 5 or 10
                        year periods of a hypothetical $1,000 Purchase
                        Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            CALCULATION OF MVA OPTION

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     - A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     - B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     - N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     - The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                                             (N/12)
                          [(1+A)/(1+B+0.005)]      -1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.


                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN, AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES



The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The performance figures in the Tables do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for those Divisions would be higher. The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments, nor does the information reflect the Qualified Contract advantage of deferring federal income tax on Purchase Payments. See "Federal Tax Matters" for more on tax deferral.



The North American - AG MidCap Index Fund Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the MidCap Index Division changes its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures shown below for the MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



The North American - AG Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



Effective May 1, 2000, the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999 reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                     TABLE I

                           AVERAGE ANNUAL TOTAL RETURN
            WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund          (7.84%)        10.09%          9.87%            --  09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation             3.21%         3.26%          6.50%            --  01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities            6.74%         3.88%          6.21%            --  01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund          (15.75%)        12.07%             --        14.88%  07/11/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities        (21.83%)         4.79%          6.42%            --  10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International                  (9.13%)       (0.95%)             --         4.66%  10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund               10.39%        18.31%             --        16.01%  10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund              0.20%         3.26%          3.60%            --  01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund               --            --             --            --  11/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund           (8.68%)         8.56%             --        10.64%  05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund         (15.28%)        15.79%         14.73%            --  10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund              (14.32%)        16.28%         15.74%            --  04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &              --            --             --            --  12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                       --            --             --            --  12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division         (11.43%)         9.57%             --        15.13%  07/11/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth              --            --             --            --  12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price                 --            --             --            --  12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund              --            --             --            --  11/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip                --            --             --            --  11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health                   --            --             --            --  11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &          (37.74%)        15.26%             --        25.62%  07/11/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth             (11.40%)            --             --        13.76%  09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth            (2.32%)            --             --        10.17%  09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund                   2.79%            --             --         1.15%  09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund          (10.93%)            --             --       (1.99%)  09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth                (5.79%)            --             --        11.64%  09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund              0.47%            --             --         2.39%  09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible          (13.99%)            --             --         8.62%  09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund            (3.19%)            --             --         1.52%  09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap          (26.68%)            --             --         8.40%  09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund          (20.56%)            --             --        15.05%  09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund        (4.96%)            --             --        10.80%  09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap            (25.20%)            --             --        21.68%  09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap            22.92%            --             --        29.73%  09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund                 16.17%            --             --         8.22%  09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap              0.04%            --             --         8.98%  09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)         (24.29%)            --             --        14.19%  07/01/1996
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)                   --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                                --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)                   --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A           (11.18%)            --             --         0.29%  01/04/1999
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A             12.64%            --             --         5.86%  01/04/1999
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A                  --            --             --            --  11/01/2000
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)          3.27%            --             --         3.33%  01/04/1999
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor                 --            --             --            --  11/01/2000
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)              --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                                --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)                   --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class             --            --             --            --  11/01/2000
(Division 64)
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A                (33.57%)            --             --        11.94%  07/01/1996
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A            (30.21%)            --             --        12.26%  07/01/1996
(Division 26)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A        (53.91%)            --             --         2.35%  07/01/1996
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)                   --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)                 --            --             --            --  11/01/2000
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1             (5.43%)        10.37%             --        11.58%  07/11/1994
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division          (9.33%)            --             --         6.93%  07/01/1996
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth          (2.85%)            --             --         6.62%  09/22/1998
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division       (10.82%)            --             --         8.53%  09/22/1998
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund         (6.59%)            --             --         6.91%  09/22/1998
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division          5.58%            --             --         5.11%  07/01/1996
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division          13.42%            --             --         7.04%  07/01/1996
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)               4.10%            --             --        11.21%  07/01/1996
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)              10.38%            --             --        13.28%  07/01/1996
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,               --            --             --            --  11/01/2000
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

                                    TABLE II

                           AVERAGE ANNUAL TOTAL RETURN
            WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund       (7.84%)       10.09%         9.87%           --        09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation         3.21%         3.26%         6.50%           --        01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities        6.74%         3.88%         6.21%           --        01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund       (15.75%)       12.07%           --          13.69%      04/29/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities     (21.83%)        4.79%         6.42%           --        10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International               (9.13%)       (0.95%)          --           4.66%      10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund           10.39%        18.31%           --          16.01%      10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund          0.20%         3.26%         3.60%           --        01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund         --            --             --            --        10/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund        (8.68%)        8.56%           --          10.64%      05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund      (15.28%)       15.79%         14.73%          --        10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund           (14.32%)       16.28%         15.74%          --        04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &        --            --             --            --        12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                 --            --             --            --        12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division      (11.43%)        9.57%           --          13.93%      04/29/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth        --            --             --            --        12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price           --            --             --            --        12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund        --            --             --            --        10/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip          --            --             --            --        11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health             --            --             --            --        11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &       (37.74%)       15.26%           --          23.82%      04/29/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth          (11.40%)         --             --          13.76%      09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth         (2.32%)         --             --          10.17%      09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund               2.79%          --             --           1.15%      09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund       (10.93%)         --             --          (1.99%)     09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth             (5.79%)         --             --          11.64%      09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund          0.47%          --             --           2.39%      09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible       (13.99%)         --             --           8.62%      09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund         (3.19%)         --             --           1.52%      09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap       (26.68%)         --             --           8.40%      09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund       (20.56%)         --             --          15.05%      09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund     (4.96%)         --             --          10.80%      09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap         (25.20%)         --             --          21.68%      09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap        22.92%          --             --          29.73%      09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund             16.17%          --             --           8.22%      09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap          0.04%          --             --           8.98%      09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (24.29%)       14.50%         19.29%          --        11/02/1981
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)             --            --             --            --        12/01/1989
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                          --            --             --            --        11/06/1986
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)             --            --             --            --        08/05/1987
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A        (11.18%)       10.97%           --          14.71%      01/03/1995
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A         12.64%        10.13%           --          13.45%      01/03/1995
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A            --                           --            --        03/15/1994
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)      3.27%        11.51%         12.81%          --        04/12/1985
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor           --            --             --            --        11/25/1935
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)        --            --             --            --        09/13/1993
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                          --            --             --            --        02/05/1970
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)             --            --             --            --        04/30/1996
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class       --            --             --            --        01/31/1997
(Division 64)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A             (33.57%)       12.68%         12.14%          --        09/01/1967
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A         (30.21%)       14.36%         23.19%          --        08/31/1990
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A     (53.91%)        5.25%         15.59%          --        11/01/1982
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)             --            --             --            --        09/02/1982
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)           --            --             --            --        07/01/1994
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1          (5.43%)       10.37%         12.58%          --        08/24/1988
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division       (9.33%)        8.03%         10.06%          --        10/05/1982
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth       (2.85%)        8.50%           --          10.84%      09/30/1994
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division    (10.82%)       11.58%           --          13.94%      09/30/1994
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund      (6.59%)       10.12%           --          12.49%      09/30/1994
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division      5.58%         3.42%         7.72%           --        07/09/1973
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division      13.42%         4.59%         8.07%           --        05/19/1986
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)           4.10%        10.95%         12.52%          --        07/01/1929
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)          10.38%        13.95%         15.30%          --        06/24/1985
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,         --            --             --            --        12/31/1996
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                    TABLE III

                           AVERAGE ANNUAL TOTAL RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM SEPARATE ACCOUNT INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund       (3.46%)       10.82%         9.93%           --        09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation         8.12%         4.18%         6.56%           --        01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities       11.78%         4.78%         6.27%           --        01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund       (11.74%)       12.75%           --          14.94%      07/11/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities     (18.11%)        5.66%         6.47%           --        10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International               (4.81%)        0.01%           --           4.72%      10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund           15.43%        18.87%           --          16.07%      10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund          4.96%         4.18%         3.65%           --        01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund         --            --             --            --        11/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund        (4.34%)        9.33%           --          10.70%      05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund      (11.26%)       16.40%         14.79%          --        10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund           (10.25%)       16.88%         15.80%          --        04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &        --            --             --            --        12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                 --            --             --            --        12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division       (7.22%)       10.31%           --          15.19%      07/11/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth        --            --             --            --        12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price           --            --             --            --        12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund        --            --             --            --        11/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip          --            --             --            --        11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health             --            --             --            --        11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &       (34.78%)       15.88%           --          25.68%      07/11/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth           (7.19%)         --             --          15.67%      09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth          2.32%          --             --          12.15%      09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund               7.67%          --             --           3.27%      09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund        (6.69%)         --             --           0.07%      09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth             (1.31%)         --             --          13.59%      09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund          5.25%          --             --           4.54%      09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible        (9.90%)         --             --          10.63%      09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund          1.41%          --             --           3.65%      09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap       (23.20%)         --             --          10.42%      09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund       (16.79%)         --             --          16.93%      09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund     (0.44%)         --             --          12.76%      09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap         (21.64%)         --             --          23.44%      09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap        27.97%          --             --          31.37%      09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund             21.21%          --             --          10.24%      09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap          4.79%          --             --          10.98%      09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (20.69%)         --             --          14.93%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                          --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A         (6.96%)         --             --           2.67%      01/04/1999
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A         17.68%          --             --           8.24%      01/04/1999
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A            --            --             --            --        11/01/2000
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)      8.18%          --             --           5.77%      01/04/1999
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor           --            --             --            --        11/01/2000
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)        --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                          --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class       --            --             --            --        11/01/2000
(Division 64)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A             (30.42%)         --             --          12.74%      07/01/1996
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A         (26.89%)         --             --          13.05%      07/01/1996
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A     (51.72%)         --             --           3.41%      07/01/1996
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)           --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1          (0.94%)       11.09%           --          11.63%      07/11/1994
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division       (5.02%)         --             --           7.85%      07/01/1996
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth        1.77%          --             --           8.62%      09/22/1998
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division     (6.58%)         --             --          10.54%      09/22/1998
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund      (2.15%)         --             --           8.96%      09/22/1998
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division     10.60%          --             --           6.09%      07/01/1996
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division      18.47%          --             --           7.96%      07/01/1996
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)           9.04%          --             --          12.02%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)          15.42%          --             --          14.05%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,         --            --             --            --        11/01/2000
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

                                    TABLE IV

                           AVERAGE ANNUAL TOTAL RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund       (3.46%)       10.82%         9.93%           --        09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation         8.12%         4.18%         6.56%           --        01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities       11.78%         4.78%         6.27%           --        01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund       (11.74%)       12.75%           --          13.75%      04/29/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities     (18.11%)        5.66%         6.47%           --        10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International               (4.81%)        0.01%           --           4.72%      10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund           15.43%        18.87%           --          16.07%      10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund          4.96%         4.18%         3.65%           --        01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund         --            --             --            --        10/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund        (4.34%)        9.33%           --          10.70%      05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund      (11.26%)       16.40%         14.79%          --        10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund           (10.25%)       16.88%         15.80%          --        04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &        --            --             --            --        12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                 --            --             --            --        12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division       (7.22%)       10.31%           --          13.99%      04/29/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth        --            --             --            --        12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price           --            --             --            --        12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund        --            --             --            --        10/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip          --            --             --            --        11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health             --            --             --            --        11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &       (34.78%)       15.88%           --          23.88%      04/29/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth           (7.19%)         --             --          15.67%      09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth          2.32%          --             --          12.15%      09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund               7.67%          --             --           3.27%      09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund        (6.69%)         --             --           0.07%      09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth             (1.31%)         --             --          13.59%      09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund          5.25%          --             --           4.54%      09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible        (9.90%)         --             --          10.63%      09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund          1.41%          --             --           3.65%      09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap       (23.20%)         --             --          10.42%      09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund       (16.79%)         --             --          16.93%      09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund     (0.44%)         --             --          12.76%      09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap         (21.64%)         --             --          23.44%      09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap        27.97%          --             --          31.37%      09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund             21.21%          --             --          10.24%      09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap          4.79%          --             --          10.98%      09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (20.69%)       15.14%         19.34%          --        11/02/1981
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)             --            --             --            --        12/01/1989
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                          --            --             --            --        11/06/1986
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)             --            --             --            --        08/05/1987
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A         (6.96%)       11.67%           --          14.77%      01/03/1995
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A         17.68%        10.85%           --          13.51%      01/03/1995
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A            --            --             --            --        03/15/1994
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)      8.18%        12.21%         12.87%          --        04/12/1985
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor           --            --             --            --        11/25/1935
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)        --            --             --            --        09/13/1993
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                          --            --             --            --        02/05/1970
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)             --            --             --            --        04/30/1996
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class       --            --             --            --        01/31/1997
(Division 64)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A             (30.42%)       13.36%         12.20%          --        09/01/1967
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A         (26.89%)       15.00%         23.24%          --        08/31/1990
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A     (51.72%)        6.11%         15.65%          --        11/01/1982
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)             --            --             --            --        09/02/1982
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)           --            --             --            --        07/01/1994
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1          (0.94%)       11.09%         12.64%          --        08/24/1988
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division       (5.02%)        8.81%         10.12%          --        10/05/1982
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth        1.77%         9.27%           --          10.90%      09/30/1994
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division     (6.58%)       12.28%           --          14.00%      09/30/1994
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund      (2.15%)       10.85%           --          12.55%      09/30/1994
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division     10.60%         4.34%         7.77%           --        07/09/1973
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division      18.47%         5.47%         8.13%           --        05/19/1986
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)           9.04%        11.66%         12.58%          --        07/01/1929
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)          15.42%        14.60%         15.36%          --        06/24/1985
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,         --            --             --            --        12/31/1996
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                     TABLE V

                                CUMULATIVE RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM SEPARATE ACCOUNT INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund       (3.46%)       67.14%        157.76%          --        09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation         8.12%        22.71%         88.69%          --        01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities       11.78%        26.27%         83.68%          --        01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund       (11.74%)       82.22%           --          146.20%     07/11/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities     (18.11%)       31.72%         87.26%          --        10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International               (4.81%)        0.06%           --          53.17%      10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund           15.43%        137.36%          --          296.81%     10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund          4.96%        22.72%         43.13%          --        01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund         --            --             --            --        11/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund        (4.34%)       56.21%           --          141.32%     05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund      (11.26%)       113.72%       297.09%          --        10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund           (10.25%)       118.13%       333.65%          --        04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &        --            --             --            --        12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                 --            --             --            --        12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division       (7.22%)       63.35%           --          149.72%     07/11/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth        --            --             --            --        12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price           --            --             --            --        12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund        --            --             --            --        11/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip          --            --             --            --        11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health             --            --             --            --        11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &       (34.78%)       108.96%          --          339.10%     07/11/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth           (7.19%)         --             --          39.23%      09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth          2.32%          --             --          29.78%      09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund               7.67%          --             --           7.60%      09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund        (6.69%)         --             --           0.16%      09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth             (1.31%)         --             --          33.60%      09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund          5.25%          --             --          10.62%      09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible        (9.90%)         --             --          25.81%      09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund          1.41%          --             --           8.48%      09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap       (23.20%)         --             --          25.27%      09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund       (16.79%)         --             --          42.70%      09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund     (0.44%)         --             --          31.40%      09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap         (21.64%)         --             --          61.41%      09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap        27.97%          --             --          85.92%      09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund             21.21%          --             --          24.82%      09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap          4.79%          --             --          26.73%      09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (20.69%)         --             --          87.15%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                          --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A         (6.96%)         --             --           5.41%      01/04/1999
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A         17.68%          --             --          17.16%      01/04/1999
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A            --            --             --            --        11/01/2000
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)      8.18%          --             --          11.87%      01/04/1999
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor           --            --             --            --        11/01/2000
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)        --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                          --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class       --            --             --            --        11/01/2000
(Division 64)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since       Division
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A             (30.42%)         --             --          71.59%      07/01/1996
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A         (26.89%)         --             --          73.73%      07/01/1996
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A     (51.72%)         --             --          16.29%      07/01/1996
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)             --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)           --            --             --            --        11/01/2000
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1          (0.94%)       69.17%           --          103.88%     07/11/1994
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division       (5.02%)         --             --          40.55%      07/01/1996
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth        1.77%          --             --          21.28%      09/22/1998
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division     (6.58%)         --             --          25.59%      09/22/1998
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund      (2.15%)         --             --          21.55%      09/22/1998
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division     10.60%          --             --          30.47%      07/01/1996
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division      18.47%          --             --          41.17%      07/01/1996
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)           9.04%          --             --          66.73%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)          15.42%          --             --          80.76%      07/01/1996
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,         --            --             --            --        11/01/2000
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

                                    TABLE VI

                                CUMULATIVE RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund       (3.46%)       67.14%        157.76%          --        09/06/1983
(Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG Capital Conservation         8.12%        22.71%         88.69%          --        01/16/1986
Fund (Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG Government Securities       11.78%        26.27%         83.68%          --        01/16/1986
Fund (Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth & Income Fund       (11.74%)       82.22%           --          136.26%     04/29/1994
(Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG International Equities     (18.11%)       31.72%         87.26%          --        10/02/1989
Fund (Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG International               (4.81%)        0.06%           --          53.17%      10/01/1991
Government Bond Fund (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap Index Fund           15.43%        137.36%          --          296.81%     10/01/1991
(Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1 Money Market Fund          4.96%        22.72%         43.13%          --        01/16/1986
(Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Nasdaq 100 Index Fund         --            --             --            --        10/01/2000
(Division 46)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small Cap Index Fund        (4.34%)       56.21%           --          141.32%     05/01/1992
(Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social Awareness Fund      (11.26%)       113.72%       297.09%          --        10/02/1989
(Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock Index Fund           (10.25%)       118.13%       333.65%          --        04/20/1987
(Division 10)
--------------------------------------------------------------------------------------------------------------------
North American - American Century Income &        --            --             --            --        12/08/2000
Growth Fund (Division 21)
--------------------------------------------------------------------------------------------------------------------
North American - American Century                 --            --             --            --        12/08/2000
International Growth Fund (Division 20)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity Fund (Division       (7.22%)       63.35%           --          139.58%     04/29/1994
15)
--------------------------------------------------------------------------------------------------------------------
North American - Founders Large Cap Growth        --            --             --            --        12/08/2000
Fund (Division 30)
--------------------------------------------------------------------------------------------------------------------
North American - Founders/T. Rowe Price           --            --             --            --        12/08/2000
Small Cap Fund (Division 18)
--------------------------------------------------------------------------------------------------------------------
North American - Putnam Opportunities Fund        --            --             --            --        10/01/2000
(Division 45)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Blue Chip          --            --             --            --        11/01/2000
Growth Fund (Division 72)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Health             --            --             --            --        11/01/2000
Sciences Fund (Division 73)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe Price Science &       (34.78%)       108.96%          --          317.33%     04/29/1994
Technology Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG Aggressive Growth           (7.19%)         --             --          39.23%      09/22/1998
Lifestyle Fund (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG Conservative Growth          2.32%          --             --          29.78%      09/22/1998
Lifestyle Fund (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core Bond Fund               7.67%          --             --           7.60%      09/22/1998
(Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High Yield Bond Fund        (6.69%)         --             --           0.16%      09/22/1998
(Division 60)
--------------------------------------------------------------------------------------------------------------------
North American - AG Moderate Growth             (1.31%)         --             --          33.60%      09/22/1998
Lifestyle Fund (Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2 Money Market Fund          5.25%          --             --          10.62%      09/22/1998
(Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG Socially Responsible        (9.90%)         --             --          25.81%      09/22/1998
Fund (Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG Strategic Bond Fund          1.41%          --             --           8.48%      09/22/1998
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman Sachs Large Cap       (23.20%)         --             --          25.27%      09/22/1998
Growth Fund (Division 39)
--------------------------------------------------------------------------------------------------------------------
North American International Growth Fund       (16.79%)         --             --          42.70%      09/22/1998
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO MidCap Growth Fund     (0.44%)         --             --          31.40%      09/22/1998
(Division 37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P. Morgan Small Cap         (21.64%)         --             --          61.41%      09/22/1998
Growth Fund (Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger Berman MidCap        27.97%          --             --          85.92%      09/22/1998
Value Fund (Division 38)
--------------------------------------------------------------------------------------------------------------------
North American Small Cap Value Fund             21.21%          --             --          24.82%      09/22/1998
(Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State Street Large Cap          4.79%          --             --          26.73%      09/22/1998
Value Fund (Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (20.69%)       102.35%       485.87%          --        11/02/1981
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)             --            --             --            --        12/01/1989
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                          --            --             --            --        11/06/1986
--------------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund (Division 71)             --            --             --            --        08/05/1987
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income Fund, Class A         (6.96%)       73.69%           --          128.27%     01/03/1995
(Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund, Class A         17.68%        67.40%           --          113.66%     01/03/1995
(Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund, Class A            --            --             --            --        03/15/1994
(Division 65)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund, Class A (Division 57)      8.18%        77.89%        235.68%          --        04/12/1985
--------------------------------------------------------------------------------------------------------------------
INVESCO Blue Chip Growth Fund, Investor           --            --             --            --        11/25/1935
Class (Division 62)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)        --            --             --            --        09/13/1993
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                          --            --             --            --        02/05/1970
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)             --            --             --            --        04/30/1996
--------------------------------------------------------------------------------------------------------------------
MAS Mid Cap Growth Portfolio, Adviser Class       --            --             --            --        01/31/1997
(Division 64)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
             Fund and Division                  1 Year        5 Years       10 Years        Since         Fund
                                                                                          Inception     Inception
                                                                                                          Date
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund, Class A             (30.42%)       87.16%        216.17%          --        09/01/1967
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund, Class A         (26.89%)       101.13%       707.95%          --        08/31/1990
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund, Class A     (51.72%)       34.52%        327.87%          --        11/01/1982
(Division 27)
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)             --            --             --            --        09/02/1982
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)           --            --             --            --        07/01/1994
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund, Class 1          (0.94%)       69.17%        228.87%          --        08/24/1988
(Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund, Class A (Division       (5.02%)       52.51%        162.26%          --        10/05/1982
32)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Conservative Growth        1.77%        55.78%           --          90.95%      09/30/1994
Fund (Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Growth Fund (Division     (6.58%)       78.42%           --          126.86%     09/30/1994
52)
--------------------------------------------------------------------------------------------------------------------
Vanguard Lifestrategy Moderate Growth Fund      (2.15%)       67.35%           --          109.38%     09/30/1994
(Division 53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund (Division     10.60%        23.64%        111.41%          --        07/09/1973
22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund (Division      18.47%        30.50%        118.53%          --        05/19/1986
23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)           9.04%        73.59%        226.93%          --        07/01/1929
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)          15.42%        97.65%        317.37%          --        06/24/1985
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Growth Fund,         --            --             --            --        12/31/1996
Common Class (Division 63)
--------------------------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                    TABLE VII

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

    ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31,

--------------------------------------------------------------------------------------------------------------------
     Fund and Division       2000     1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS
VARIABLE PRODUCT SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset   (3.46%)  10.65%   17.19%   21.40%   9.99%    23.54%  (2.29%)  8.19%   (1.71%)   20.13%
Allocation (Division 5)
--------------------------------------------------------------------------------------------------------------------
North American - AG          8.12    (1.40)    6.30     7.49     0.75    19.58   (7.04)   10.88     7.55    16.00
Capital Conservation
(Division 7)
--------------------------------------------------------------------------------------------------------------------
North American - AG          11.78   (3.74)    7.86     7.83     0.90    16.31   (5.44)    9.70     6.14    13.59
Government Securities
(Division 8)
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth  (11.74)  21.61    13.41    22.60    22.10    30.55    3.49      --       --       --
& Income (Division 16)
--------------------------------------------------------------------------------------------------------------------
North American - AG         (18.11)  27.88    17.57     1.18     5.75     9.67    6.90    28.58   (14.31)   10.06
International Equities
(Division 11)
--------------------------------------------------------------------------------------------------------------------
North American - AG         (4.81)   (6.88)   15.92    (5.79)    3.36    17.63    3.42    13.08     2.05     9.05
International Government
Bonds (Division 13)
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap   15.43   13.78    17.80    30.45    17.61    29.24   (4.70)   11.78     8.79    11.63
Index (Division 4)
--------------------------------------------------------------------------------------------------------------------
North American - AG 1        4.96     3.71     4.12     4.13     3.97     4.51    2.77     1.67     2.22     4.49
Money Market (Division 6)
--------------------------------------------------------------------------------------------------------------------
North American - AG Small   (4.34)   20.10    (2.92)   21.18    15.57    26.39   (4.30)   14.77    11.28      --
Cap Index (Division 14)
--------------------------------------------------------------------------------------------------------------------
North American - AG Social  (11.26)  17.46    26.03    35.52    22.75    37.57   (2.42)    6.84     2.31    26.63
Awareness (Division 12)
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock   (10.25)  19.37    27.14    31.77    21.53    35.95   (0.30)    8.78     5.58    27.70
Index (Division 10)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity  (7.22)    6.33    16.96    19.80    18.18    46.40    4.42      --       --       --
(Division 15)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe    (34.78)  98.96    40.71     1.57    12.68    60.07    31.28     --       --       --
Price Science & Technology
Fund (Division 17)
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS
VARIABLE PRODUCT SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG         (7.19)   28.99    16.30      --       --       --      --       --       --       --
Aggressive Growth
Lifestyle (Division 48)
--------------------------------------------------------------------------------------------------------------------
North American - AG          2.32    12.47    12.78      --       --       --      --       --       --       --
Conservative Growth
Lifestyle (Division 50)
--------------------------------------------------------------------------------------------------------------------
North American - AG Core     7.67    (1.89)    1.86      --       --       --      --       --       --       --
Bond Fund (Division 58)
--------------------------------------------------------------------------------------------------------------------
North American - AG High    (6.69)    2.17     5.06      --       --       --      --       --       --       --
Yield Bond Fund (Division
60)
--------------------------------------------------------------------------------------------------------------------
North American - AG         (1.31)   17.90    14.83      --       --       --      --       --       --       --
Moderate Growth Lifestyle
(Division 49)
--------------------------------------------------------------------------------------------------------------------
North American - AG 2        5.25     3.98     1.08      --       --       --      --       --       --       --
Money Market (Division 44)
--------------------------------------------------------------------------------------------------------------------
North American - AG         (9.90)   17.19    19.15      --       --       --      --       --       --       --
Socially Responsible
(Division 41)
--------------------------------------------------------------------------------------------------------------------
North American - AG          1.41     3.06     3.80      --       --       --      --       --       --       --
Strategic Bond Fund
(Division 59)
--------------------------------------------------------------------------------------------------------------------
North American - Goldman    (23.20)  34.39    21.36      --       --       --      --       --       --       --
Sachs Large Cap Growth
(Division 39)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     Fund and Division        2000    1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
North American              (16.79)  55.45    10.31      --       --       --      --       --       --       --
International Growth
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO    (0.44)    5.60    24.98      --       --       --      --       --       --       --
Mid Cap Growth (Division
37)
--------------------------------------------------------------------------------------------------------------------
North American - J.P.       (21.64)  68.43    22.30      --       --       --      --       --       --       --
Morgan Small Cap Growth
(Division 35)
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger   27.97   21.28    19.80      --       --       --      --       --       --       --
Berman Mid Cap Value
(Division 38)
--------------------------------------------------------------------------------------------------------------------
North American - Small Cap   21.21   (7.27)   11.04      --       --       --      --       --       --       --
Value (Division 36)
--------------------------------------------------------------------------------------------------------------------
North American - State       4.79     4.52    15.71      --       --       --      --       --       --       --
Street Large Cap Value
(Division 40)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra      (20.69)  40.00    33.14    21.74     3.98      --      --       --       --       --
(Division 31)
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income   (6.96)   13.29      --       --       --       --      --       --       --       --
Fund (Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value    17.68   (0.45)     --       --       --       --      --       --       --       --
Fund (Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund         8.18     3.41      --       --       --       --      --       --       --       --
(Division 57)
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth        (30.42)  63.00    27.48    12.20     5.77      --      --       --       --       --
(Division 28)
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities    (26.89)  67.91    23.12    21.30    (5.24)     --      --       --       --       --
(Division 26)
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging       (51.72)  124.57    9.87     9.08   (10.50)     --      --       --       --       --
Growth (Division 27)
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy    (0.94)   21.37     5.07    14.07    17.40    21.02   (0.41)     --       --       --
--- Class 1 (Division 19)
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign ---       (5.02)   38.34    (5.82)    5.57     7.59      --      --       --       --       --
Class A (Division 32)
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy        1.77     6.44     8.03      --       --       --      --       --       --       --
Conservative Growth
(Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy       (6.58)   15.82    16.08      --       --       --      --       --       --       --
Growth (Division 52)
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy       (2.15)   10.57    12.35      --       --       --      --       --       --       --
Moderate Growth (Division
53)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term           10.60   (7.21)    8.04    12.32     4.76      --      --       --       --       --
Corporate (Division 22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term           18.47   (9.61)   11.82    12.44     4.85      --      --       --       --       --
Treasury (Division 23)
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington          9.04     3.11    10.65    21.65    10.16      --      --       --       --       --
(Division 25)
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II          15.42   (6.96)   14.90    30.70    12.09      --      --       --       --       --
(Division 24)
--------------------------------------------------------------------------------------------------------------------

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

          CUMULATIVE CHANGE FOR EACH PERIOD END SINCE DECEMBER 31, 1990

--------------------------------------------------------------------------------------------------------------------
     Fund and Division        2000    1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS
VARIABLE PRODUCT SERIES I
--------------------------------------------------------------------------------------------------------------------
North American - AG Asset
Allocation (Division 5)     157.76%  166.99% 141.30%  105.91%   69.62%   54.21%  24.82%   27.75%   18.07%   20.13%
--------------------------------------------------------------------------------------------------------------------
North American - AG
Capital Conservation
(Division 7)                 88.69    74.53   77.01    66.52    54.92    53.77    28.59   38.33    24.76    16.00
--------------------------------------------------------------------------------------------------------------------
North American - AG
Government Securities
(Division 8)                 83.68    64.32   70.70    58.25    46.77    45.46    25.06   32.26    20.57    13.59
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth
& Income (Division 16)       146.20  178.96   129.38   102.25   64.96    35.11    3.49      --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG
International Equities
(Division 11)                87.26   128.69   78.83    52.11    50.34    42.17    29.63   21.26    (5.69)   10.06
--------------------------------------------------------------------------------------------------------------------
North American - AG
International Government
Bonds (Division 13)          53.17    60.91   72.80    49.06    58.22    53.08    30.14   25.83    11.28     9.05
--------------------------------------------------------------------------------------------------------------------
North American - AG MidCap
Index (Division 4)           296.81  243.76   202.14   156.48   96.61    67.18    29.36   35.74    21.43    11.63
--------------------------------------------------------------------------------------------------------------------
North American - AG 1
Money Market (Division 6)    43.13    36.36   31.48    26.27    21.26    16.63    11.60    8.60     6.81     4.49
--------------------------------------------------------------------------------------------------------------------
North American - AG Small
Cap Index (Division 14)      141.32  152.26   110.05   116.36   78.54    54.49    22.23   27.72    11.28      --
--------------------------------------------------------------------------------------------------------------------
North American - AG Social
Awareness (Division 12)      297.09  347.46   280.93   202.26   128.08   85.80    35.06   38.41    29.55    26.63
--------------------------------------------------------------------------------------------------------------------
North American - AG Stock
Index (Division 10)          333.65  383.17   304.75   218.36   141.60   98.80    46.24   46.68    34.84    27.70
--------------------------------------------------------------------------------------------------------------------
North American Core Equity
(Division 15)                149.72  169.15   153.13   116.44   80.67    52.87    4.42      --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe
Price Science & Technology
Fund (Division 17)           339.10  573.27   238.39   140.50   136.78   110.13   31.28     --       --       --
--------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS
VARIABLE PRODUCT SERIES II
--------------------------------------------------------------------------------------------------------------------
North American - AG
Aggressive Growth
Lifestyle (Division 48)      39.23    50.01   16.30      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG
Conservative Growth
Lifestyle (Division 50)      29.78    26.84   12.78      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG Core
Bond Fund (Division 58)       7.60   (0.07)    1.86      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG High
Yield Bond Fund (Division
60)                           0.16    7.34     5.06      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG
Moderate Growth Lifestyle
(Division 49)                33.60    35.38   14.83      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG 2
Money Market (Division 44)   10.62    5.11     1.08      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG
Socially Responsible
(Division 41)                25.81    39.63   19.15      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - AG
Strategic Bond Fund
(Division 59)                 8.48    6.98     3.80      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - Goldman     25.27    63.10   21.36      --       --       --      --       --       --       --
Sachs Large Cap Growth
(Division 39)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     Fund and Division        2000    1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
North American               42.70    71.48   10.31      --       --       --      --       --       --       --
International Growth
(Division 33)
--------------------------------------------------------------------------------------------------------------------
North American - INVESCO
Mid Cap Growth (Division
37)                          31.40    31.98   24.98      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - J.P.
Morgan Small Cap Growth
(Division 35)                61.41   105.98   22.30      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - Neuberger
Berman Mid Cap Value
(Division 38)                85.92    45.29   19.80      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - Small Cap
Value (Division 36)          24.82    2.97    11.04      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - State
Street Large Cap Value
(Division 40)                26.73    20.94   15.71      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
American Century Ultra
(Division 31)                87.15   135.98   68.55    26.59     3.98      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income
Fund (Division 56)            5.41    13.29     --       --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value
Fund (Division 55)           17.16   (0.45)     --       --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund
(Division 57)                11.87    3.41      --       --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth
(Division 28)                71.59   146.59   51.29    18.68     5.77      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
(Division 26)                73.73   137.63   41.52    14.95    (5.24)     --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
Growth (Division 27)         16.29   140.89    7.27    (2.37)  (10.50)     --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy
--- Class 1 (Division 19)    103.88  105.81   69.58    61.39    41.48    20.52   (0.41)     --       --       --
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign ---
Class A (Division 32)        40.55    47.98    6.97    13.58     7.59      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Conservative Growth
(Division 54)                21.28    14.99    8.03      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Growth (Division 52)         25.59    34.44   16.08      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Moderate Growth (Division
53)                          21.55    24.23   12.35      --       --       --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
Corporate (Division 22)      30.47    17.97   27.13    17.66     4.76      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
Treasury (Division 23)       41.17    19.16   31.83    17.89     4.85      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington
(Division 25)                66.73    52.90   48.28    34.01    10.16      --      --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II          80.76    56.60   68.32    46.49    12.09      --      --       --       --       --
(Division 24)
--------------------------------------------------------------------------------------------------------------------

                                   TABLE VIII

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                     (PERIOD FROM UNDERLYING FUND INCEPTION)

    ANNUAL CHANGE IN PURCHASE UNIT VALUE OR THE 12 MONTHS ENDED DECEMBER 31,

--------------------------------------------------------------------------------------------------------------------
     Fund and Division        2000    1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth  (11.74)% 21.61%   13.41%   22.60%   22.10%   30.55%  (0.68)%    --       --       --
& Income (Division 16)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity   (7.22)   6.33    16.96    19.80    18.18    46.40    0.18      --       --       --
(Division 15)
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe    (34.78)   98.96   40.71     1.57    12.68    60.07    24.77     --       --       --
Science & Technology Fund
(Division 17)
--------------------------------------------------------------------------------------------------------------------
American Century Ultra      (20.69)   40.00   33.14    21.74    12.43    36.23   (4.63)   20.54     0.20    84.49
(Division 31)
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income    (6.96)   13.29    3.90    29.66    22.31    31.42     --       --       --       --
Fund (Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value    17.68   (0.45)  (10.46)   32.06    20.83    27.64     --       --       --       --
Fund (Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund          8.18    3.41     8.44    24.51    17.77    30.54    0.87     8.24     6.86    23.90
(Division 57)
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth
(Division 28)               (30.42)   63.00   27.48    12.20    15.37    13.68   (1.83)   30.55    (0.75)   16.81
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
(Division 26)               (26.89)   67.91   23.12    21.30     9.70    44.85    2.30    31.39    24.37    65.89
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
Growth (Division 27)        (51.72)  124.57    9.87     9.08     3.53    54.42    1.24    30.76    11.58    39.46
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy
--- Class 1 (Division 19)    (0.94)   21.37    5.07    14.07    17.40    21.02   (4.24)   24.59     6.74    26.13
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund ---
Class A (Division 32)        (5.02)   38.34   (5.82)    5.57    16.74    10.07   (0.63)   35.47    (0.89)   17.11
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy         1.77    6.44    14.35    15.38     9.00    22.84   (0.21)     --       --       --
Conservative Growth
(Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Growth (Division 52)         (6.58)   15.82   19.77    20.78    14.00    27.68   (0.41)     --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Moderate Growth (Division
53)                          (2.15)   10.57   17.43    18.31    11.33    26.39   (1.01)     --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term           10.60   (7.21)    8.04    12.32    (0.72)   24.84   (6.46)   13.08     8.42    19.42
Corporate (Division 22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
Treasury (Division 23)       18.47   (9.61)   11.82    12.44    (3.08)   28.51   (8.18)   15.35     6.08    15.99
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington           9.04    3.11    10.65    21.65    14.69    31.29   (1.71)   12.12     6.59    22.13
(Division 25)
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II          15.42   (6.96)   14.90    30.70    22.56    37.13   (2.38)   12.20    10.61    27.11
(Division 24)
--------------------------------------------------------------------------------------------------------------------

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                     (PERIOD FROM UNDERLYING FUND INCEPTION)

       CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE
                                DECEMBER 31, 1990

--------------------------------------------------------------------------------------------------------------------
     Fund and Division        2000    1999     1998     1997     1996     1995    1994     1993     1992     1991
--------------------------------------------------------------------------------------------------------------------
North American - AG Growth  136.26%  167.70% 120.12%   94.09%   58.31%   29.66%  (0.68)%    --       --       --
& Income (Division 16)
--------------------------------------------------------------------------------------------------------------------
North American Core Equity
(Division 15)                139.58  158.22   142.86   107.65   73.33    46.67    0.18      --       --       --
--------------------------------------------------------------------------------------------------------------------
North American - T. Rowe
Science & Technology Fund
(Division 17)                317.33  539.90   221.62   128.57   125.05   99.72    24.77     --       --       --
--------------------------------------------------------------------------------------------------------------------
American Century Ultra       485.87  638.72   427.64   296.30   225.52   189.53  112.52   122.83   84.86    84.49
(Division 31)
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth & Income    128.27  145.33   116.55   108.42   60.74    31.42     --       --       --       --
Fund (Division 56)
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value    113.66   81.56   82.37    103.67   54.22    27.64     --       --       --       --
Fund (Division 55)
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund         235.68  210.29   200.05   176.70   122.22   88.70    44.55   43.31    32.40    23.90
(Division 57)
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth
(Division 28)                216.17  354.36   178.76   118.67   94.89    68.93    48.60   51.36    15.94    16.81
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
(Division 26)                707.95  1005.10  558.14   434.56   340.68   301.71  177.32   171.09   106.32   65.89
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
Growth (Division 27)         327.87  786.26   294.65   259.18   229.28   218.06  105.97   103.46   55.60    39.46
--------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy
--- Class 1 (Division 19)    228.87  231.98   173.54   160.34   128.22   94.40    60.64   67.74    34.64    26.13
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund ---
Class A (Division 32)        162.26  176.13   99.60    111.93   100.76   71.96    56.23   57.23    16.06    17.11
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy        90.95    87.63   76.28    54.16    33.61    22.58   (0.21)     --       --       --
Conservative Growth
(Division 54)
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Growth (Division 52)         126.86  142.85   109.69   75.07    44.95    27.15   (0.41)     --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
Moderate Growth (Division
53)                          109.38  113.99   93.53    64.80    39.29    25.12   (1.01)     --       --       --
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term           111.41   91.14   105.99   90.66    69.75    70.98    36.96   46.42    29.47    19.42
Corporate (Division 22)
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
Treasury (Division 23)       118.53   84.47   104.07   82.50    62.30    67.46    30.31   41.92    23.04    15.99
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington          226.93  199.82   190.77   162.78   116.01   88.34    43.45   45.95    30.17    22.13
(Division 25)
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II          317.37  261.60   288.66   238.26   158.81   111.17   53.99   57.75    40.59    27.11
(Division 24)
--------------------------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE


    The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.


AMOUNT OF PAYOUT PAYMENTS

    The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

    The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

    The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

    In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

    Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

    Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

    The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

    The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

    EXAMPLE 8.

     1. Payout Unit value, beginning of period................................................   $   .980000
     2. Net investment factor for Period (see Example 3)......................................      1.023558
     3. Daily adjustment for 3 1/2% Assumed Investment Rate...................................       .999906
     4. (2)x(3)...............................................................................      1.023462
     5. Payout Unit value, end of period (1)x(4)..............................................   $  1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

    EXAMPLE 9. ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

     1. Number of Purchase Units at Payout Date...........................................    10,000.00

     2. Purchase Unit value (see Example 3)..............................................$     1.800000

     3. Account Value of Contract (1)x(2)................................................$    18,000.00

     4. First monthly Payout Payment per $1,000 of Account Value.........................$         5.63

     5. First monthly Payout Payment (3)x(4) DIVIDED BY 1,000............................$       101.34

     6. Payout Unit value (see Example 8)................................................$      .980000


     7. Number of Payout Units (5)  DIVIDED BY (6)........................................      103.408

     8. Assume Payout Unit value for second month equal to...............................$      .997000

     9. Second monthly Payout Payment (7)x(8)............................................$       103.10

    10. Assume Payout Unit value for third month equal to................................$      .953000

    11. Third monthly Payout Payment (7)x(10)............................................$        98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

    The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


    The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is The Variable Annuity Marketing Company (the

"Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.


    The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


    Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. For Portfolio Director Plus, sales commissions paid for the years 1998, 1999, and 2000 were $5,403, $883,061, and $10,620,035, respectively. For Portfolio Director 2, sales commissions paid for the years 1998, 1999, and 2000 were $63,212,594, $75,580,708, and $78,723,498, respectively. For Portfolio Director, sales commissions paid for the years 1998, 1999, and 2000 were $31,109,455, $23,245,799, and $19,789,994, respectively. The
Distributor retained $0 in commissions for each of the Portfolio Director products those same years.



                                     EXPERTS

    The consolidated balance sheets of the Company at December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999, and 1998, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


    The address of Ernst & Young LLP, independent auditors for the financial statements of the Company and the Company's Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.



                        COMMENTS ON FINANCIAL STATEMENTS

    The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2000.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
The Variable Annuity Life Insurance Company



         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for the years ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP




Houston, Texas
January 23, 2001

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheets

At December 31
In millions, except share data

                                                                                                       2000                   1999
------------------------------------------------------------------------------------------------------------------------------------
ASSETS               Investments
                        Fixed maturity securities
                           (amortized cost: $21,192 in 2000 and $21,797 in 1999)                     $ 21,076              $ 21,258
                        Equity securities (cost: $350 in 2000 and $182 in 1999)                           350                   220
                        Mortgage loans on real estate                                                   1,628                 1,478
                        Real estate                                                                        24                    25
                        Policy loans                                                                      901                   849
                        Other long-term invested assets                                                    32                    95
                        Short-term investments                                                            120                    94
                     ---------------------------------------------------------------------------------------------------------------
                           Total investments                                                           24,131                24,019
                     ---------------------------------------------------------------------------------------------------------------
                     Investment income receivable                                                         379                   387
                     Cash                                                                                  13                    26
                     Deferred policy acquisition costs                                                  1,401                 1,301
                     Cost of insurance purchased                                                           16                    19
                     Other assets                                                                         642                   181
                     Assets held in separate accounts                                                  19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total assets                                                              $ 46,356              $ 47,323
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES          Policy reserves for fixed annuity investment contracts                          $ 23,042              $ 23,441
                     Other liabilities                                                                    735                   245
                     Income tax liabilities                                                               419                   284
                     Liabilities related to separate accounts                                          19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities                                                           43,970                45,360
------------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S        Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY                  and outstanding in 2000 and 1999                                                    4                     4
                     Additional paid-in capital                                                           853                   851
                     Retained earnings                                                                  1,592                 1,395
                     Accumulated other comprehensive loss                                                 (63)                 (287)
                     ---------------------------------------------------------------------------------------------------------------
                           Total stockholder's equity                                                   2,386                 1,963
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities and stockholder's equity                                $ 46,356              $ 47,323
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
2

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statements of Income

For the years ended December 31
In millions


                                                                                         2000               1999               1998
------------------------------------------------------------------------------------------------------------------------------------
REVENUES             Premium and other considerations                                 $    40            $    19            $  --
                     Charges and fees                                                     318                242                182
                     Net investment income                                              1,838              1,834              1,811
                     Investment gains (losses)                                            (84)                 5                (28)
                     Other income                                                          18                 (7)                (6)
                     ---------------------------------------------------------------------------------------------------------------
                           Total revenues                                               2,130              2,093              1,959
------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND         Insurance policy benefits                                             41                 19               --
EXPENSES             Increase in policy reserves for fixed annuity contracts            1,198              1,213              1,296
                     Operating costs and expenses                                         316                277                221
                     Commissions                                                          165                149                124
                     Change in deferred policy acquisition costs
                        and cost of insurance purchased                                  (207)              (137)              (103)
                     ---------------------------------------------------------------------------------------------------------------
                           Total benefits and expenses                                  1,513              1,521              1,538
------------------------------------------------------------------------------------------------------------------------------------
EARNINGS             Income before income tax expense                                     617                572                421
                     Income tax expense                                                   209                195                137
                     ---------------------------------------------------------------------------------------------------------------
                           Net income                                                 $   408            $   377            $   284
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31
In millions

                                                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK             Balance at beginning and end of year                                   $     4       $     4       $     4
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL               Balance at beginning of year                                               851           833           711
PAID-IN-CAPITAL          Capital contribution from stockholder                                        2            18           122
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   853           851           833
-----------------------------------------------------------------------------------------------------------------------------------
RETAINED                 Balance at beginning of year                                             1,395         1,142         1,039
EARNINGS                 Net income                                                                 408           377           284
                         Dividends paid to stockholder                                             (211)         (124)         (181)
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                 1,592         1,395         1,142
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER        Balance at beginning of year                                              (287)          527           306
COMPREHENSIVE            Change in net unrealized gains (losses) on securities                      224          (814)          221
INCOME (LOSSES)          ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   (63)         (287)          527
-----------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S                 Balance at end of year                                            $ 2,386       $ 1,963       $ 2,506
EQUITY                   ----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                                   2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET INCOME              Net income                                                              $   408       $   377       $   284
-----------------------------------------------------------------------------------------------------------------------------------
OTHER                   Change in net unrealized gains (losses) on securities
COMPREHENSIVE              Fair value of fixed maturity securities                                  423        (1,684)          155
INCOME (LOSS)              Deferred policy acquisition costs and
                              cost of insurance purchased                                          (128)          499           172
                           Deferred income taxes                                                    (33)          351          (124)
                        -----------------------------------------------------------------------------------------------------------
                           Change in fixed maturity securities                                      262          (834)          203
                           Change in equity securities and other                                    (38)           20            18
                        -----------------------------------------------------------------------------------------------------------
                              Total                                                                 224          (814)          221
-----------------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE           Comprehensive income (loss)                                             $   632       $  (437)      $   505
INCOME (LOSS)           -----------------------------------------------------------------------------------------------------------
                        SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
4

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31
In millions

                                                                                             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATING            Net income                                                          $    408         $    377         $    284
ACTIVITIES           Reconciling adjustments to net cash provided by
                      operating activities:
                        Insurance and annuity liabilities                                   1,198            1,213            1,296
                        Deferred policy acquisition costs
                           and cost of insurance purchased                                   (225)            (137)            (103)
                        Other, net                                                            126              (74)             (44)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by operating activities                        1,507            1,379            1,433
-----------------------------------------------------------------------------------------------------------------------------------
INVESTING            Investment purchases                                                 (19,274)         (28,211)         (15,180)
ACTIVITIES           Investment dispositions and repayments                                19,586           27,789           14,732
                     Net (increase) decrease in short-term investments                        (26)              70             (104)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by (used for) investing activities               286             (352)            (552)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCING            Policyholder account deposits                                          4,510            4,251            3,756
ACTIVITIES           Policyholder account withdrawals                                      (2,556)          (2,033)          (1,777)
                     Transfers to separate accounts                                        (3,551)          (3,218)          (2,728)
                     Capital contribution from stockholder                                      2               18              122
                     Dividends paid to stockholder                                           (211)            (124)            (181)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash used for financing activities                          (1,806)          (1,106)            (808)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE           Net increase (decrease) in cash                                          (13)             (79)              73
IN CASH              Cash at beginning of year                                                 26              105               32
                     --------------------------------------------------------------------------------------------------------------
                           Cash at end of year                                           $     13         $     26         $    105
                     --------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------
                                        1
                         SIGNIFICANT ACCOUNTING POLICIES

1.1 ORGANIZATION AND NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. To conform with the 2000 presentation, certain items in the prior year financial statements have been reclassified. All material intercompany transactions between VALIC and its subsidiaries have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. On January 1, 2001, VALIC adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     Upon adoption, SFAS 133 did not have a material impact on consolidated results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, VALIC holds trading securities and reports them at fair value. VALIC held no trading securities at December 31, 2000 or 1999. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

     Equity partnerships, which are reported in equity securities, are accounted under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, VALIC records its proportionate interest in investment gains (losses).

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     REAL ESTATE. VALIC classifies real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     DOLLAR ROLL AGREEMENTS. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. VALIC accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

--------------------------------------------------------------------------------
6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.4 INVESTMENTS -(CONTINUED)

     VALIC recognizes income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, VALIC calculates a new effective yield and adjusts the net investment in the security accordingly. The adjustment is recognized in net investment income.

     INVESTMENT GAINS (LOSSES). Investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVE FINANCIAL INSTRUMENTS

     USE OF DERIVATIVES. VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income
(loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, VALIC defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains or losses from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements limit VALIC's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain (loss) is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)
     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     If the estimate of future gross profits changes significantly, DPAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% in 2000, 1999 and 1998. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in the separate accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds. Management fees and other charges assessed against the contracts are included in charges and fees.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5% at December 31, 2000 and 1999.

1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income (loss) in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 2000, 1999, and 1998, or for the years then ended.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on VALIC's statutory net income or equity.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:


                                2000       1999       1998
----------------------------------------------------------
Statutory net income         $   270    $   256    $   170
Change in DPAC and CIP           207        137        103
Investment valuation
  differences                     34         21         48
Policy reserve adjustments        38         42         67
Deferred income taxes           (105)       (58)       (57)
Other, net                       (36)       (21)       (47)
----------------------------------------------------------
   GAAP net income           $   408    $   377    $   284
----------------------------------------------------------
Statutory equity             $ 1,387    $ 1,331    $ 1,237
Asset valuation reserve          267        272        230
Investment valuation
  differences*                  (117)      (550)     1,128
DPAC and CIP                   1,417      1,320        687
Non-admitted assets               44        104         72
Policy reserve adjustments       (54)       (92)      (134)
Deferred income taxes           (404)      (266)      (556)
Other, net                      (154)      (156)      (158)
----------------------------------------------------------
   GAAP equity               $ 2,386    $ 1,963    $ 2,506
----------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities



--------------------------------------------------------------------------------
8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements - Continued

December 31, 2000 In
millions, except per share data
--------------------------------------------------------------------------------

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                        2
                                   INVESTMENTS

2.1 NET INVESTMENT INCOME

     Income by type of investment was as follows:


                               2000       1999       1998
---------------------------------------------------------
Non-affiliated fixed
  maturity securities       $ 1,604    $ 1,670    $ 1,664
Affiliated fixed
  maturity securities             6          2          3
Equity securities                20         15       --
Mortgage loans on
  real estate                   123        104        113
Other                           114         71         63
---------------------------------------------------------
  Gross investment income     1,867      1,862      1,843
  Investment expense            (29)       (28)       (32)
---------------------------------------------------------
    Net investment income   $ 1,838    $ 1,834    $ 1,811
---------------------------------------------------------

     The carrying value of investments that produced no investment income during 2000 totaled $180 million or 0.75% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position. There were no investments during 1999 and 1998 that did not produce investment income.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended in the period December 31, 2000.

2.2 INVESTMENT GAINS (LOSSES)
     Investment gains (losses) were as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                   $  50        $ 101        $  14
  Gross losses                                   (136)         (86)         (50)
-------------------------------------------------------------------------------
    Total fixed maturity
        securities                                (86)          15          (36)
-------------------------------------------------------------------------------
Mortgage loans on real estate                       3           (4)           9
Real estate                                        (3)        --              7
Other long-term investments                       (11)           2         --
DPAC amortization and
  investment expense                               13           (8)          (8)
-------------------------------------------------------------------------------
  Investment gains (losses)                     $ (84)       $   5        $ (28)
-------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses        Fair Value
                                      --------------------------------------------------------------------------------------------
                                         2000         1999      2000         1999       2000           1999        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   106      $   159   $     6      $    10      $--           $   (1)   $    112   $    168
Obligations of states and
  political subdivisions                  126          105         2         --           (4)            (7)        124         98
Debt securities issued by
  foreign governments                     164          134         6            3         (2)          --           168        137
Corporate securities                   15,825       16,584       326          122       (558)          (639)     15,593     16,067
Mortgage-backed securities              4,954        4,774       112           31         (4)           (58)      5,062      4,747
Affiliated fixed maturity securities       17           27      --           --         --             --            17         27
Redeemable preferred stock               --             14      --           --         --             --          --           14
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities       $21,192      $21,797   $   452      $   166      $(568)        $ (705)   $ 21,076   $ 21,258
------------------------------------------------------------------------------------------------------------------------------------
Equity securities                     $   350      $   182   $     6      $    38      $  (6)        $ --      $    350   $    220
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                            Amortized     Fair
                                                               Cost       Value
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                                       $   713     $   714
   In years two through five                                   4,666       4,686
   In years six through ten                                    5,707       5,646
   After ten years                                             5,152       4,968
Mortgage-backed securities                                     4,954       5,062
--------------------------------------------------------------------------------
       Total fixed maturity securities                       $21,192     $21,076
--------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. VALIC may sell investments before maturity to achieve corporate requirements and investment strategies.

     NET UNREALIZED GAINS (LOSSES). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                               2000          1999          1998
-------------------------------------------------------------------------------
Gross unrealized gains                      $   452       $   204       $ 1,237
Gross unrealized losses                        (568)         (705)          (74)
DPAC adjustments                                 31           159          (340)
Deferred federal income taxes                    22            55          (296)
-------------------------------------------------------------------------------
  Net unrealized gains
   (losses) on securities                   $   (63)      $  (287)      $   527
--------------------------------------------------------------------------------

2.4 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                            2000        1999
---------------------------------------------------------------
Geographic distribution:
  Atlantic                                   44%           44 %
  Central                                    33            31
  Pacific and Mountain                       23            25
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------
Property type:
  Office                                     43%           39 %
  Retail                                     29            34
  Industrial                                 16            18
  Apartments                                  7             7
  Residential and other                       5             2
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 14         $ 12         $ 21
Provision for (recovery of)
  mortgage loan losses                            --             4           (7)
Deductions                                         (7)          (2)          (2)
-------------------------------------------------------------------------------
Balance at December 31                           $  7         $ 14         $ 12
--------------------------------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $0, $17 million, and $13 million at December 31, 2000, 1999, and 1998, respectively. There was no interest income related to impaired loans for 2000, 1999 and 1998.

2.5  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 8,537       $10,823       $ 5,469
Other                                         10,737        17,388         9,711
--------------------------------------------------------------------------------
  Total                                      $19,274       $28,211       $15,180
--------------------------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 9,068       $10,829       $ 4,444
Mortgage loans on
  real estate                                    134           133           241
Equity securities                                172            42             8
Real estate                                     --               4            17
Other                                         10,212        16,781        10,022
--------------------------------------------------------------------------------
  Total                                      $19,586       $27,789       $14,732
--------------------------------------------------------------------------------

                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                          $ 1,301      $   665      $   392
Deferrals:
  Commissions                                      92           90           83
  Other acquisition costs                          86          106           77
Accretion of interest                              84           78           73
Amortization                                      (52)        (134)        (128)
Offset to realized (gains) losses                  18           (3)          (4)
Effect of net unrealized
  (gains) losses on securities                   (128)         499          172
-------------------------------------------------------------------------------
Balance at December 31                        $ 1,401      $ 1,301      $   665
-------------------------------------------------------------------------------

     An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread assumptions to more closely approximate expected future experience.




--------------------------------------------------------------------------------
10

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 19         $ 22         $--
Additions from acquisitions                       --           --            24
Accretion of interest                               1            1            1
Amortization                                       (4)          (4)          (3)
-------------------------------------------------------------------------------
Balance at December 31                           $ 16         $ 19         $ 22
--------------------------------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $2 million, $2 million, $2 million, $1 million, and $1 million.

                                        5
                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its separate accounts, is taxed as a life insurance company. VALIC and the separate accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:


                                                              2000         1999
-------------------------------------------------------------------------------
Current tax liabilities                                      $  15        $  18
-------------------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                             15           31
  DPAC and CIP                                                 485          451
  Other                                                         67           40
-------------------------------------------------------------------------------
   Total deferred tax liabilities                              567          522
-------------------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                             (129)        (140)
  Basis differential of investments                            (16)        (176)
  Other                                                        (26)          (8)
-------------------------------------------------------------------------------
   Gross deferred tax assets                                  (171)        (324)
   Valuation allowance                                           8           68
-------------------------------------------------------------------------------
     Total deferred tax assets, net                           (163)        (256)
-------------------------------------------------------------------------------
  Net deferred tax liabilities                                 404          266
-------------------------------------------------------------------------------
     Total income tax liabilities                            $ 419        $ 284
-------------------------------------------------------------------------------

     The deferred tax assets applicable to basis differential of investments at year-end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $8 million in 2000 and $68 million in 1999. These balance sheet adjustments had no income statement impact.

5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                 2000         1999          1998
--------------------------------------------------------------------------------
Current:
  Federal                                       $ 101        $ 133         $  78
  State                                             3            4             2
--------------------------------------------------------------------------------
    Total current income
       tax expense                                104          137            80
--------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                             79           48            35
  Policy reserves                                  11           (6)            4
  Basis differential of
     investments                                    5            8            13
  Other, net                                       10            8             5
--------------------------------------------------------------------------------
    Total deferred income
       tax expense                                105           58            57
--------------------------------------------------------------------------------
       Income tax expense                       $ 209        $ 195         $ 137
--------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                              2000          1999          1998
------------------------------------------------------------------------------
Federal income tax rate                         35%           35%           35%
Income tax expense at
  applicable rate                            $ 216         $ 200         $ 147
Dividends received
  deduction                                    (15)          (13)           (8)
Tax-exempt interest (ESOP)                      (2)           (2)           (3)
State income taxes                               6             5             4
Other items                                      4             5            (3)
------------------------------------------------------------------------------
  Income tax expense                         $ 209         $ 195         $ 137
------------------------------------------------------------------------------

5.4 TAXES PAID

     Income taxes paid to AGC were as follows:

                                            2000            1999            1998
--------------------------------------------------------------------------------
Federal                                     $102            $ 99            $ 93
State                                          5               1               3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        6
                                  CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value, 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $270 million.

                                        7
                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:


                                                               2000        1999
-------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                       $    132    $    132
     Average receive rate                                    6.72%         6.72%
     Average pay rate                                          6.93        6.52
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                           $     68    $    108
     Average exchange rate                                     1.44        1.50
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Australian $)
     Notional amount (in U.S.$)                            $     23    $     23
     Average exchange rate                                     1.85        1.85
-------------------------------------------------------------------------------


7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                               2000        1999
-------------------------------------------------------------------------------
Call swaptions
   Notional amount                                         $    470   $   2,195
   Average strike rate                                         5.00 %      4.63%
-------------------------------------------------------------------------------
Put swaptions
   Notional amount                                         $    545   $   1,300
   Average strike rate                                         8.77 %      8.50%
-------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        8
                       FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                         2000                                  1999
------------------------------------------------------------------------------------------------------------------------------------
                                                            FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
------------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                    $       21,426*    $       21,426*    $       21,478 *   $      21,478*
  Mortgage loans on real estate                                    1,634              1,628              1,414             1,478
  Policy loans                                                       905                901                806               849
  Short-term investments                                             120                120                 94                94
  Assets held in separate accounts                                19,774             19,774             21,390            21,390
Liabilities
  Insurance investment contracts                          $       22,816     $       23,042     $       21,817     $      23,441
  Liabilities related to separate accounts                        19,774             19,774             21,390            21,390
------------------------------------------------------------------------------------------------------------------------------------

* Includes derivative financial instruments with a fair value of $9 in 2000 and ($4) in 1999.

--------------------------------------------------------------------------------
12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

8. FAIR VALUE OF FINANCIAL INSTRUMENTS -(CONTINUED)

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds and on quoted market prices of the underlying fixed maturity and equity securities.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                       9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Operating expenses include $75 million in 2000, $44 million in 1999, and $47 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $0 in 2000, $2 million in 1999, and $0 in 1998.

     On November 4, 1982, VALIC invested $12 million in a 13 1/2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 2000, 1999, and 1998. VALIC recognized $1 million in interest income during 2000, 1999, and 1998.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2000, 1999, and 1998. VALIC recognized $1 million of interest income on the note during 2000, 1999, and 1998.

     VALIC paid common stock dividends of $211 million, $59.12 per share; $124 million, $34.69 per share; and $181 million, $50.63 per share to AGL in 2000, 1999, and 1998, respectively.

     VALIC received capital contributions of $2 million, $18 million, and $122 million from AGL in 2000, 1999, and 1998, respectively.

                                       10
                          COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the ordinary course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, VALIC believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on VALIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $4 million, $6 million, and $5 million, at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.



--------------------------------------------------------------------------------

     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC provides several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                                  2000        1999        1998
------------------------------------------------------------------------------
Service cost (benefits earned)
  during period                                    $ 2         $ 1         $ 2
Interest cost on projected
  benefit obligation                                 2           2           1
Expected return on plan assets                      (2)         (1)         (1)
------------------------------------------------------------------------------
  Total pension expense                            $ 2         $ 2         $ 2
------------------------------------------------------------------------------
Weighted-average discount
  rate on benefit obligation                       8.00%       7.75%       7.00%
Rate of increase in
  compensation levels                              4.50%       4.25%       4.25%
Expected long-term rate of
  return on plan assets                            10.35%      10.35%      10.25%
------------------------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 2000 and 1999 for VALIC's defined benefit pension plan:


                                                               2000        1999
-------------------------------------------------------------------------------
Projected benefit obligation                                   $ 26        $ 22
Plan assets at fair value                                        22          18
-------------------------------------------------------------------------------
Projected benefit obligation in excess of
  plan assets                                                    (4)         (4)
Unrecognized net loss                                            (4)         (2)
-------------------------------------------------------------------------------
    Net pension liability                                      $ (8)       $ (6)
--------------------------------------------------------------------------------

     At December 31, 2000, the plans' assets were invested as follows: (1) 66% in equity mutual funds managed outside of AGC; (2) 28% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 6% in AGC stock.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, provides life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $3.1 million and $2.7 million at year-end 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 2000, 1999, and 1998 was immaterial.

                                       12
                                SUBSEQUENT EVENT

     On March 12, 2001, AGC entered into a definitive agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.


--------------------------------------------------------------------------------
14

================================================================================
                               TABLE OF CONTENTS
================================================================================


The Variable Annuity Life Insurance Company
Separate Account A - Annual Report
December 31, 2000


Report of Independent Auditors ......................................    1
Summary of Financial Statements .....................................    3
Statement of Net Assets .............................................    4
Statement of Operations .............................................   10
Statements of Changes in Net Assets .................................   18
Notes to Financial Statements .......................................   43

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, and 11 through 73 inclusive) (collectively the "Separate Account") as of December 31, 2000. We have also audited the related statement of operations for the period ended December 31, 2000 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein, and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.



                                         /s/ Ernst & Young LLP

Houston, Texas
March 30, 2001

================================================================================
 2
================================================================================








                          [Intentionally Left Blank]

================================================================================
                        SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 2000
                                                                                                              ALL DIVISIONS
ASSETS:                                                                                                    --------------------
                                                                                                           $     19,597,051,375
Investment in shares of mutual funds, at market (cost $19,755,974,159) ........................                      14,081,412
Balance due from VALIC general account, net ...................................................                      41,168,073
Receivable for mutual fund sales, net .........................................................            --------------------
                                                                                                           $     19,652,300,860
NET ASSETS ....................................................................................            --------------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts                                                                  $     19,537,316,345
  (net of applicable contract loans - partial withdrawals with right of reinvestment)..........                      24,615,927
Reserves for annuity contracts on benefit .....................................................                      90,368,588
Capital surplus ...............................................................................            --------------------
                                                                                                           $     19,652,300,860
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................            --------------------


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME:                                                                                             ALL DIVISIONS
                                                                                                           --------------------
Dividends from mutual funds ...................................................................            $        198,555,195
                                                                                                           --------------------
EXPENSES:
Mortality and expense risk charge .............................................................                     231,144,881
Reimbursement of expenses .....................................................................                     (14,689,232)
  NET EXPENSES ................................................................................                     216,455,649
                                                                                                           --------------------
NET INVESTMENT LOSS ...........................................................................                     (17,900,454)
                                                                                                           --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................                     563,854,383
Capital gains distributions from mutual funds .................................................                   2,313,016,253
Net unrealized depreciation of investments during the period ..................................                  (6,318,164,150)
                                                                                                           --------------------
  Net realized and unrealized loss on investments .............................................                  (3,441,293,514)
                                                                                                           --------------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................            $     (3,459,193,968)
                                                                                                           --------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                    ALL DIVISIONS
                                                                                           ------------------------------------
For the Years Ended December 31                                                                  2000                1999
                                                                                           ------------------------------------
OPERATIONS:
Net investment income (loss) .........................................................     $    (17,900,454)   $     28,072,313
Net realized gain on investments .....................................................          563,854,383         492,418,714
Capital gains distributions from mutual funds ........................................        2,313,016,253       1,237,635,279
Net unrealized appreciation (depreciation) of investments during the period...........       (6,318,164,150)      2,750,587,412
                                                                                           ------------------------------------
  Increase (decrease) in net assets resulting from operations ........................       (3,459,193,968)      4,508,713,718
                                                                                           ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................................        3,095,578,212       2,904,038,286
Surrenders of accumulation units by terminations and withdrawals .....................       (1,689,421,976)     (1,008,041,123)
Annuity benefit payments .............................................................           (3,413,576)         (3,151,245)
Amounts transferred from VALIC general account, net ..................................          402,643,107         312,589,668
                                                                                           ------------------------------------
  Increase in net assets resulting from principal transactions .......................        1,805,385,767       2,205,435,586
                                                                                           ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (1,653,808,201)      6,714,149,304
NET ASSETS:
Beginning of period ..................................................................       21,306,109,061      14,591,959,757
                                                                                           ------------------------------------
End of period ........................................................................     $ 19,652,300,860    $ 21,306,109,061
                                                                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
 4                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================


                                                                                 NAF VPS I                      NAF VPS I
                                                                       AG Capital Conservation Fund       AG 1 Money Market Fund
                                                                      ------------------------------  ------------------------------
                                                                        Division 1      Division 7      Division 2      Division 6
                                                                      --------------  --------------  --------------  --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $   4,471,911   $  47,046,482   $   4,220,538   $ 494,822,048
Balance due from (to) VALIC general account .......................         146,578        (170,976)         83,426       4,065,448
Receivable (payable) for mutual fund sales (purchases) ............            (431)         80,290             (70)     (3,649,966)
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $   4,613,830   $  46,955,796   $   4,303,894   $ 495,222,134
Reserves for annuity contracts on benefit .........................           4,228              --              --          15,396
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

                                                                                        NAF VPS I       NAF VPS I
                                                                        NAF VPS I       AG Social   AG International   NAF VPS I
                                                                     AG International   Awareness      Government     AG Small Cap
                                                                       Equities Fund      Fund          Bond Fund      Index Fund
                                                                        Division 11    Division 12     Division 13    Division 14
                                                                     ---------------- ------------- ---------------- ---------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $ 129,442,791   $ 530,593,450   $ 112,066,758   $ 226,486,385
Balance due from (to) VALIC general account .......................      (1,587,401)        221,980          (6,087)         60,794
Receivable (payable) for mutual fund sales (purchases) ............       1,996,020         937,581         222,382         727,794
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $ 129,663,602   $ 531,463,760   $ 112,246,851   $ 226,988,524
Reserves for annuity contracts on benefit .........................         187,808         289,251          36,202         286,449
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

                                                                         Vanguard        Vanguard                        Vanguard
                                                                         Long-Term      Long-Term      Vanguard         Wellington
                                                                      Corporate Fund  Treasury Fund Windsor II Fund        Fund
                                                                        Division 22    Division 23    Division 24      Division 25
                                                                      --------------  ------------- ---------------   --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $  74,090,594   $ 196,111,873   $ 762,121,966   $ 564,663,717
Balance due from (to) VALIC general account .......................         248,283          45,299         942,009         408,893
Receivable (payable) for mutual fund sales (purchases) ............         289,580         707,115       1,096,222       2,122,068
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $  74,586,023   $ 196,824,884   $ 763,867,691   $ 566,872,153
Reserves for annuity contracts on benefit .........................          42,434          39,403         292,506         322,525
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 5
================================================================================

  NAF VPS I AG        NAF VPS I AG         NAF VPS I                                   NAF VPS I
  MidCap Index      Asset Allocation     AG Government                             AG Stock Index Fund
      Fund                Fund          Securities Fund    ----------------------------------------------------------------------
   Division 4          Division 5          Division 8       Division 10A      Division 10B        Division 10C      Division 10D
---------------     ----------------    ----------------   --------------    --------------    ----------------     -------------
$    992,519,408    $  220,171,681      $     91,507,999   $ 470,029,657     $  35,512,533     $  4,243,870,843     $  45,782,944
          15,349            58,018                26,328      (2,143,881)         (292,142)           3,783,821           295,601
       2,222,033           254,511                54,636         282,998               932            9,271,631               988
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    994,133,083    $  220,246,198      $     91,588,963   $ 456,564,612     $  33,784,076     $  4,252,433,426     $  45,870,022
         623,707           238,012                    --      11,604,162         1,437,247            4,492,869           209,511
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

                                           NAF VPS I                                              NAF VPS I            NAF VPS I
                                        T. Rowe Price         NAF VPS I                           American             American
    NAF VPS I         NAF VPS I            Science &          Founders/        Templeton          Century              Century
   Core Equity       AG Growth &           Technology       T. Rowe Price    Asset Strategy    International           Income &
      Fund           Income Fund             Fund          Small Cap Fund    Fund, Class 1      Growth Fund           Growth Fund
   Division 15       Division 16          Division 17        Division 18      Division 19       Division 20           Division 21
----------------    --------------      ----------------   --------------    --------------    ----------------     -------------
$    981,879,653    $  264,942,567      $  2,594,873,974   $ 767,809,090     $ 287,518,770     $    649,775,791     $ 262,147,637
          56,980            62,322               572,850         252,831           (41,712)             231,052           329,350
       3,711,211           504,183             6,507,033       2,281,132           779,939            1,892,682           662,323
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    985,028,186    $  265,389,009      $  2,600,735,316   $ 769,989,723     $ 287,885,005     $    651,368,025     $ 262,958,484
         619,658           120,063             1,218,541         353,330           371,992              531,500           180,826
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

      Putnam        Putnam OTC &                            Neuberger &        NAF VPS I
        New           Emerging              Putnam            Berman           Founders            American           Templeton
   Opportunities    Growth Fund,        Global Growth      Guardian Trust      Large Cap           Century          Foreign Fund,
   Fund, Class A      Class A           Fund, Class A           Fund          Growth Fund         Ultra Fund           Class A
    Division 26      Division 27         Division 28       Division 29/(1)/   Division 30         Division 31        Division 32
----------------    --------------      ----------------   ----------------  -------------     ----------------     -------------
$  1,042,567,268    $  409,210,198      $    566,227,548   $          --     $ 747,791,467     $  1,108,091,336     $ 326,045,773
       1,415,214          (548,117)              805,513              --           710,881            1,328,324           183,377
       2,592,968         2,133,555             1,239,717              --         2,113,622            1,236,557         1,429,681
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$  1,046,438,043    $  410,725,357      $    568,114,482   $          --     $ 750,493,724     $  1,110,222,935     $ 327,508,771
         137,407            70,279               158,296              --           122,246              433,282           150,060
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

================================================================================
 6                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                                      American       NAF VPS II
                                                                    NAF VPS II        General        J.P. Morgan     NAF VPS II
                                                                   International   International      Small Cap       Small Cap
                                                                    Growth Fund      Value Fund      Growth Fund     Value Fund
                                                                    Division 33    Division 34/(1)/  Division 35     Division 36
                                                                   -------------   ---------------- -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 18,178,447    $           --   $ 23,908,109    $  8,218,486
Balance due from (to) VALIC general account......................         4,102                --         86,649         244,134
Receivable (payable) for mutual fund sales (purchases)...........        (4,385)               --        (87,232)       (244,385)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $  7,908,782    $           --   $ 17,387,040    $  3,217,693
Reserves for annuity contracts on benefit........................            --                --         13,283              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $  7,908,782    $           --   $ 17,400,323    $  3,217,693
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................    10,269,382                --      6,507,203       5,000,542
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

                                                                                    NAF VPS I
                                                                     NAF VPS II       Putnam        NAF VPS I AG         Janus
                                                                     AG 2 Money    Opportunities    Nasdaq-100(R)       Adviser
                                                                    Market Fund        Fund          Index Fund     Worldwide Fund
                                                                    Division 44     Division 45      Division 46      Division 47
                                                                   -------------   --------------   -------------   --------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 31,490,350    $       90,844   $  3,105,221    $  2,345,856
Balance due from (to) VALIC general account......................      (308,166)           (5,634)       183,891         119,783
Receivable (payable) for mutual fund sales (purchases)...........       307,980             5,634       (183,891)       (119,783)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................     5,112,021                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

                                                                     Evergreen       Evergreen
                                                                     Small Cap       Growth and       Evergreen      NAF VPS II
                                                                    Value Fund,     Income Fund,     Value Fund,    AG Core Bond
                                                                      Class A         Class A          Class A          Fund
                                                                    Division 55     Division 56      Division 57     Division 58
                                                                   ------------    --------------   ------------    ------------
ASSETS:

Investment in shares of mutual funds, at market..................  $    850,430    $      149,620   $    346,425    $  7,680,894
Balance due from (to) VALIC general account......................        65,450            46,490         10,064         (16,841)
Receivable (payable) for mutual fund sales (purchases)...........       (65,490)          (46,492)       (11,528)         16,801
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $    850,390    $      149,618   $    344,961    $  1,233,163
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $    850,390    $      149,618   $    344,961    $  1,233,163
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................            --                --             --       6,447,691
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 7
================================================================================

  NAF VPS II           NAF VPS II        NAF VPS II          NAF VPS II          NAF VPS II                           American
   INVESCO          Neuberger Berman    Goldman Sachs       State Street        AG Socially         American           General
MidCap Growth         MidCap Value        Large Cap          Large Cap          Responsible          General        Domestic Bond
    Fund                  Fund           Growth Fund         Value Fund            Fund           Balanced Fund          Fund
 Division 37           Division 38       Division 39        Division 40         Division 41       Division 42/(1)/ Division 43/(1)/
-------------       ----------------    --------------      -------------       -------------     ---------------- ----------------
$  12,309,083        $  26,474,746      $   22,683,579      $   5,977,085       $  13,223,667     $         --     $         --
      156,349              605,829              55,439             47,276               3,415               --               --
     (156,551)            (606,673)            (56,073)           (47,345)             (3,573)              --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   6,675,164        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
       13,454                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   6,688,618        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    5,620,263            7,411,861           3,076,271          3,773,279           6,557,727               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------

   NAF VPS II         NAF VPS II          NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive       AG Moderate       AG Conservative                            Vanguard      LifeStrategy    LifeStrategy
Growth Lifestyle    Growth Lifestyle    Growth Lifestyle    T. Rowe Price        LifeStrategy      Moderate      Conservative
     Fund                Fund                Fund           Small Cap Fund        Growth Fund     Growth Fund     Growth Fund
  Division 48         Division 49         Division 50       Division 51/(1)/      Division 52     Division 53     Division 54
----------------    ----------------    ----------------    ----------------    --------------  --------------   --------------
$  15,077,758        $  23,985,106      $   13,809,639      $          --       $  38,572,241     $ 43,200,815     $  7,711,045
       61,487               58,637              10,335                 --             165,123          120,435           12,701
      (61,839)             (59,206)            (10,518)                --            (165,264)        (120,495)         (12,730)
-------------        -------------      --------------      -------------       -------------     ------------     ------------
   15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
           --                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    6,977,182            6,666,504           6,524,735                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------


                                                             INVESCO          Warburg Pincus         MAS
NAF VPS II AG         NAF VPS II AG                          Blue Chip        Small Company     Mid Cap Growth     Evergreen
Strategic Bond       High Yield Bond         Janus          Growth Fund,       Growth Fund,       Portfolio,     Special Equity
   Fund                   Fund               Fund          Investor Class      Common Class     Adviser Class    Fund, Class A
 Division 59           Division 60        Division 61        Division 62       Division 63       Division 64      Division 65
--------------      ----------------     -------------     ---------------    ----------------  ---------------  ---------------
$   5,843,370        $   5,456,638      $    3,131,422      $     805,081       $     440,647     $    561,749     $  130,578
       (3,167)              14,106             159,788             16,880              23,412          112,188          2,741
        3,145              (14,126)           (160,032)           (16,968)            (22,037)        (112,186)        (2,760)
-------------        -------------      --------------      -------------       -------------     ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
-------------        -------------      --------------      -------------       -------------     ------------     ----------



$     398,551        $     477,488      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
           --                   --                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$     398,551        $     477,488      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------
    5,444,797            4,979,130                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------

--------------------------------------------------------------------------------

================================================================================
 8                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                         Sit             Sit                           Ariel
                                                                      Small Cap      Mid Cap Growth     Ariel       Appreciation
                                                                     Growth Fund         Fund           Fund           Fund
                                                                     Division 66     Division 67    Division 68     Division 69
                                                                   --------------  --------------  --------------  --------------
ASSETS:
Investment in shares of mutual funds, at market ................   $    454,301    $    235,495    $    177,526     $  209,603
Balance due from (to) VALIC general account ....................         20,475          24,338          13,270         18,842
Receivable (payable) for mutual fund sales (purchases) .........        (20,496)        (24,350)        (13,296)       (18,861)
                                                                   --------------  --------------  --------------  --------------
NET ASSETS .....................................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)  $    454,280    $    235,483    $    177,500     $  209,584
Reserves for annuity contracts on benefit ......................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES ..................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CAPITAL SURPLUS ................................................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ..............   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 9
================================================================================

                                    NAF VPS I        NAF VPS I
                   Dreyfus        T. Rowe Price    T. Rowe Price
   Lou Holland    Basic GNMA        Blue Chip     Health Sciences
   Growth Fund      Fund           Growth Fund         Fund
   Division 70     Division 71     Division 72      Division 73
 --------------  --------------  --------------  --------------
  $    151,871   $    885,006    $  1,266,300    $   3,497,692
        51,683          2,027          10,547          327,129
      (57,734)         (2,051)        (10,661)        (327,393)
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------


  $   145,820    $    884,982    $  1,266,186    $   3,497,428
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------












--------------------------------------------------------------------------------

================================================================================
 10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================



                                                                             NAF VPS I                        NAF VPS I
                                                                   AG Capital Conservation Fund         AG 1 Money Market Fund
                                                                 -------------------------------    -------------------------------
                                                                  Division 1        Division 7        Division 2        Division 6
                                                                 --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ...................................  $   314,005      $  3,154,950      $   275,602     $   25,809,466
                                                                 --------------   --------------    --------------   --------------

EXPENSES:
Mortality and expense risk charge .............................       46,789           465,425           47,019          4,286,808
Reimbursement of expenses .....................................           --                --               --                 --
                                                                 --------------   --------------    --------------   --------------
  Net expenses ................................................       46,789           465,425           47,019          4,286,808
                                                                 --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................      267,216         2,689,525          228,583         21,522,658
                                                                 --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments .......................     (102,056)         (900,335)              --                 --
Capital gains distributions from mutual funds .................           --                --               --                 --

Net unrealized appreciation (depreciation)
  of investments during the period.............................      132,114         1,907,630               --                 --
                                                                 --------------   --------------    --------------   --------------
Net realized and unrealized gain (loss) on investments ........       30,058         1,007,295               --                 --
                                                                 --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $   297,274      $  3,696,820      $   228,583      $  21,522,658
                                                                 ==============   ==============    ==============   ==============

                                                                            NAF VPS I       NAF VPS I AG
                                                         NAF VPS I AG       AG Social       International      NAF VPS I
                                                         International      Awareness         Government      AG Small Cap
                                                         Equities Fund        Fund            Bond Fund       Index Fund
                                                          Division 11        Division 12      Division 13      Division 14
                                                         --------------   --------------    -------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $   1,689,577    $   4,735,031     $  3,043,898    $   2,780,811
                                                         --------------   --------------    -------------   --------------
EXPENSES:
Mortality and expense risk charge ....................       1,510,075        5,765,298        1,220,744        2,371,459
Reimbursement of expenses ............................              --               --               --               --
                                                         --------------   --------------    -------------   --------------
   Net expenses ......................................       1,510,075        5,765,298        1,220,744        2,371,459
                                                         --------------   --------------    -------------   --------------
NET INVESTMENT INCOME (LOSS) .........................         179,502       (1,030,267)       1,823,154          409,352
                                                         --------------   --------------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............       3,225,740       24,019,324      (10,488,454)      10,330,744
Capital gains distributions from mutual funds ........      15,426,095       12,382,615          440,982       27,771,111
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (48,585,868)    (103,242,859)       1,075,379      (49,440,681)
                                                         --------------   --------------    -------------   --------------
Net realized and unrealized gain (loss) on investments     (29,934,033)     (66,840,920)      (8,972,093)     (11,338,826)
                                                         --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (29,754,531)   $ (67,871,187)    $ (7,148,939)   $ (10,929,474)
                                                         ==============   ==============    =============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11
================================================================================

       NAF VPS I AG      NAF VPS I AG      NAF VPS I AG
      MidCap Index    Asset Allocation     Government                                NAF VPS I AG
         Fund              Fund          Securities Fund                           Stock Index Fund
                                                         --------------------------------------------------------------------
      Division 4        Division 5         Division 8     Division 10A      Division 10B      Division 10C      Division 10D
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $   8,553,498     $  7,608,739     $   5,106,143     $   4,178,707     $    296,359      $   38,428,231    $     444,552
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

        9,213,690        2,353,858           839,538         5,341,209          219,724          44,286,909          528,065
                -                -                 -                 -          (37,886)                  -                -
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        9,213,690        2,353,858           839,538         5,341,209          181,838          44,286,909          528,065
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        (660,192)        5,254,881         4,266,605        (1,162,502)         114,521          (5,858,678)         (83,513)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       36,259,218        9,998,010       (1,248,563)        58,100,954        4,671,415         134,471,258        8,620,639
      218,281,975       18,226,112                 -        12,965,173          976,822         117,452,887        1,267,724

     (122,677,101)     (41,598,665)         6,463,950     (249,839,012)      (8,576,276)       (602,906,183)     (14,070,038)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      131,864,092      (13,374,543)         5,215,387     (178,772,885)      (2,928,039)       (350,982,038)      (4,181,675)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $  131,203,900    $ (8,119,662)    $    9,481,992    $(179,935,387)    $  (2,813,518)    $ (356,840,716)   $  (4,265,188)
    ==============    =============    ==============    ==============    ==============    ==============    ==============


                                          NAF VPS I                                           NAF VPS I         NAF VPS I
                                        T. Rowe Price     NAF VPS I                           American           American
       NAF VPS I         NAF VPS I        Science &        Founders/         Templeton         Century            Century
      Core Equity       AG Growth &      Technology      T. Rowe Price     Asset Strategy    International        Income &
         Fund           Income Fund         Fund         Small Cap Fund     Fund, Class 1     Growth Fund        Growth Fund
      Division 15       Division 16      Division 17      Division 18        Division 19      Division 20        Division 21
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $     755,611     $  2,026,112     $           -     $     509,684     $   7,315,095     $  15,434,819     $     929,912
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       10,926,342        2,985,096        35,203,677         9,820,666         3,604,645         8,814,832         2,836,422
                -                -                 -        (1,336,346)                -                 -          (568,145)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
       10,926,342        2,985,096        35,203,677         8,484,320         3,604,645         8,814,832         2,268,277
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      (10,170,731)        (958,984)      (35,203,677)       (7,974,636)        3,710,450         6,619,987        (1,338,365)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       75,965,323       19,323,823        82,098,661       286,794,458         2,341,007       (14,071,384)      (15,637,390)
      332,545,055       52,044,120       655,556,584                 -        50,257,931        90,908,468         1,741,982

    (475,687,298)     (107,083,342)   (2,085,361,983)     (215,000,925)      (59,158,641)     (124,968,633)        6,520,778
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
     (67,176,920)      (35,715,399)   (1,347,706,738)       71,793,533        (6,559,703)      (48,131,549)       (7,374,630)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $(77,347,651)    $ (36,674,383)  $(1,382,910,415)    $  63,818,897      $ (2,849,253)   $  (41,511,562)     $ (8,712,995)
    ==============    =============    ==============    ==============    ==============    ==============    ==============

================================================================================
 12        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                            Vanguard       Vanguard                        Vanguard
                                                            Long-Term      Long-Term        Vanguard      Wellington
                                                         Corporate Fund  Treasury Fund   Windsor II Fund     Fund
                                                          Division 22     Division 23      Division 24    Division 25
                                                         --------------  -------------   ---------------  -----------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $  4,687,166    $  9,031,802    $ 15,970,629     $20,386,708
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................        803,190       1,836,235       8,213,529       6,462,377
Reimbursement of expenses ............................       (163,543)       (369,492)             --              --
                                                         ------------    ------------    ------------     -----------
  Net expenses .......................................        639,647       1,466,743       8,213,529       6,462,377
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................      4,047,519       7,565,059       7,757,100      13,924,331
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ..............     (1,893,045)     (3,383,592)    (12,910,069)     (3,860,826)
Capital gains distributions from mutual funds ........             --              --      32,626,441      27,960,932
Net unrealized appreciation (depreciation)
  of investments during the period ...................      4,808,488      21,896,610      68,985,834       7,788,693
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................      2,915,443      18,513,018      88,702,206      31,888,799
                                                         ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................   $  6,962,962    $ 26,078,077    $ 96,459,306     $45,813,130
                                                         ============    ============    ============     ===========

                                                                            American       NAF VPS II
                                                           NAF VPS II       General        J.P. Morgan    NAF VPS II
                                                          International  International      Small Cap     Small Cap
                                                           Growth Fund     Value Fund      Growth Fund    Value Fund
                                                           Division 33   Division 34/(1)/  Division 35    Division 36
                                                         --------------  -------------   --------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $     40,235    $         --    $          8     $    79,681
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................         18,966          21,586         104,581           4,699
Reimbursement of expenses ............................         (5,832)         (5,540)        (37,909)         (1,293)
                                                         ------------    ------------    ------------     -----------
   Net expenses ......................................         13,134          16,046          66,672           3,406
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................         27,101         (16,046)        (66,664)         76,275
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............        362,225       1,597,288       1,181,503          30,739
Capital gains distributions from mutual funds ........      1,038,404              --       2,952,973         783,564
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (2,987,949)     (3,144,623)    (10,982,458)        231,053
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (1,587,320)     (1,547,335)     (6,847,982)      1,045,356
                                                         ------------    ------------    ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (1,560,219)   $ (1,563,381)   $ (6,914,646)    $ 1,121,631
                                                         ============    ============    ============     ===========

(1) For the period January 1, 2000 to December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        13
================================================================================

     Putnam          Putnam OTC &                          Neuberger &          NAF VPS I
      New              Emerging            Putnam            Berman             Founders          American         Templeton
 Opportunities       Growth Fund,      Global Growth     Guardian Trust         Large Cap         Century        Foreign Fund,
 Fund, Class A         Class A         Fund, Class A          Fund             Growth Fund       Ultra Fund         Class A
  Division 26        Division 27        Division 28      Division 29/(1)/      Division 30       Division 31      Division 32
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
$             4    $            --    $            --    $        195,462    $            --    $          --    $   7,011,336
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     15,020,448          7,247,846          7,248,424             651,638         11,212,258       14,272,668        3,969,270
     (3,016,698)        (1,490,145)        (1,431,599)           (129,964)        (2,268,396)      (2,834,588)        (800,613)
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
     12,003,750          5,757,701          5,816,825             521,674          8,943,862       11,438,080        3,168,657
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
    (12,003,746)        (5,757,701)        (5,816,825)           (326,212)        (8,943,862)     (11,438,080)       3,842,679
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     17,925,902         57,145,172         15,982,512         (15,117,116)      (216,810,934)       8,903,482       (6,285,406]
    145,256,703        102,244,084         89,778,642                  --        151,256,167      132,737,069        6,419,696

   (545,316,085)      (591,471,443)      (318,770,444)         13,300,805       (215,970,656)    (402,772,564)     (19,720,657)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
   (382,133,480)      (432,082,187)      (213,009,290)         (1,816,311)      (281,525,423)    (261,132,013)     (19,586,367)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------

$  (394,137,226)  $   (437,839,888)   $  (218,826,115)   $     (2,142,523)    $ (290,469,285)   $(272,570,093)   $ (15,743,688)
===============   ================    ===============    ================     ==============    =============    =============

                     NAF VPS II
   NAF VPS II        Neuberger          NAF VPS II          NAF VPS II         NAF VPS II                            American
    INVESCO            Berman          Goldman Sachs       State Street        AG Socially         American           General
 MidCap Growth      MidCap Value         Large Cap          Large Cap          Responsible         General         Domestic Bond
     Fund               Fund            Growth Fund         Value Fund            Fund          Balanced Fund          Fund
  Division 37        Division 38        Division 39         Division 40        Division 41      Division 42/(1)/  Division 43/(1)/
---------------    ---------------    ---------------    ----------------    ---------------    ---------------  -----------------
$        10,606    $        45,583    $         5,001     $        56,169    $       149,662    $       251,740    $       104,913
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

         25,117             35,109            129,648              11,715             39,752             32,645              5,270
         (7,014)           (12,253)           (50,519)             (3,272)           (14,430)           (10,197)            (1,503)
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         18,103             22,856             79,129               8,443             25,322             22,448              3,767
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         (7,497)            22,727            (74,128)             47,726            124,340            229,292            101,146
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------


        666,462            355,880          1,041,257              67,479            361,444          1,082,927            (33,631)
      3,025,026            834,182          1,185,930              54,370            147,436                 --                 --

     (4,331,987)         2,176,277         (8,586,198)            150,700         (1,897,535)        (1,155,747)           110,710
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
       (640,499)         3,366,339         (6,359,011)            272,549         (1,388,655)           (72,820)            77,079
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

$      (647,996)   $     3,389,066    $    (6,433,139)   $        320,275    $    (1,264,315)   $       156,472   $        178,225
===============    ===============    ===============    ================    ===============    ===============   ================

================================================================================
14        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                NAF VPS I
                                                               NAF VPS II        Putnam          NAF VPS I AG           Janus
                                                               AG 2 Money     Opportunities      Nasdaq-100(R)         Adviser
                                                               Market Fund        Fund            Index Fund        Worldwide Fund
                                                               Division 44    Division 45/(2)/   Division 46/(2)/   Division 47/(2)/
                                                               -----------    ----------------   ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................    $ 1,119,513       $        --      $       621         $   10,632
                                                               -----------       -----------      -----------         ----------
EXPENSES:

Mortality and expense risk charge .........................        121,874                36            1,007                938
Reimbursement of expenses .................................        (32,048)               --               --               (189)
                                                               -----------       -----------      -----------         ----------
   Net expenses............................................         89,826                36            1,007                749
                                                               -----------       -----------      -----------         ----------
NET INVESTMENT INCOME (LOSS) ..............................      1,029,687               (36)            (386)             9,883
                                                               -----------       -----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments ...................             --           (13,049)         (61,806)            (5,089)
Capital gains distributions from mutual funds .............             --                --               --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ........................             --             2,038         (210,723)           (79,079)
                                                               -----------       -----------      -----------         ----------
Net realized and unrealized gain (loss) on investments.....             --           (11,011)        (272,529)           (84,168)
                                                               -----------       -----------      -----------         ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................    $ 1,029,687       $   (11,047)     $  (272,915)        $  (74,285)
                                                               ===========       ===========      ===========         ==========

                                                               Evergreen        Evergreen
                                                                Small Cap       Growth and          Evergreen         NAF VPS II AG
                                                               Value Fund,     Income Fund,        Value Fund,         Core Bond
                                                                 Class A          Class A            Class A              Fund
                                                               Division 55      Division 56        Division 57         Division 58
                                                              -------------    -------------       ------------       -------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................     $      --        $      --          $     984         $ 338,472
                                                                ---------       ----------          ---------         ---------

EXPENSES:

Mortality and expense risk charge .........................         1,218              210                762             1,455
Reimbursement of expenses .................................          (242)             (45)              (153)             (469)
                                                                ---------       ----------          ---------         ---------
   Net expenses ...........................................           976              165                609               986
                                                                ---------       ----------          ---------         ---------
NET INVESTMENT INCOME (LOSS) ..............................          (976)            (165)               375           337,486
                                                                ---------       ----------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain (loss) on investments ...................            67             (558)              (249)           (7,937)
Capital gains distributions from mutual funds .............            --            6,315             19,816                --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        46,208           (7,991)           (14,803)          131,294
                                                                ---------       ----------          ---------         ---------
Net realized and unrealized gain (loss) on investments.....        46,275           (2,234)             4,764           123,357
                                                                ---------       ----------          ---------         ---------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $  45,299       $   (2,399)         $   5,139         $ 460,843
                                                                =========       ==========          =========         =========

(1) For the period October 2, 2000 to December 31, 2000.
(2) For the period December 8, 2000 to December 31, 2000.
(3) For the period January 1, 2000 to December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
      STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000         15
================================================================================

    NAF VPS II          NAF VPS II             NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive         AG Moderate          AG Conservative                           Vanguard       LifeStrategy    LifeStrategy
Growth Lifestyle     Growth Lifestyle       Growth Lifestyle       T. Rowe Price     LifeStrategy       Moderate      Conservative
     Fund                  Fund                  Fund              Small Cap Fund     Growth Fund     Growth Fund     Growth Fund
 Division 48           Division 49            Division 50          Division 51/(3)/   Division 52     Division 53     Division 54
----------------     ----------------       ----------------       --------------    ------------     -----------     ------------
$     522,205        $     764,123          $      507,545         $          --     $    903,350     $ 1,463,976     $    322,210
-------------        -------------          --------------         -------------     ------------     -----------     ------------

       35,188               56,987                  35,374               106,782          312,917         344,759           62,795
      (11,785)             (21,034)                (10,828)                   --           (7,173)         (5,358)          (1,288)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
       23,403               35,953                  24,546               106,782          305,744         339,401           61,507
-------------        -------------          --------------         -------------     ------------     -----------     ------------
      498,802              728,170                 482,999              (106,782)         597,606       1,124,575          260,703
-------------        -------------          --------------         -------------     ------------     -----------     ------------

      453,832              408,344                   2,865             2,438,101          310,729         186,756           20,643
    2,545,203            2,213,072                 870,597                    --          247,097         282,212           69,489

   (4,489,356)          (3,707,694)             (1,061,504)           (1,008,645)      (3,523,220)     (2,413,287)        (217,338)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
   (1,490,321)          (1,086,278)               (188,042)            1,429,456       (2,965,394)     (1,944,319)        (127,206)
-------------        -------------          --------------         -------------     ------------     -----------     ------------

$    (991,519)       $    (358,108)         $      294,957         $   1,322,674     $ (2,367,788)    $  (819,744)    $    133,497
=============        =============          ==============         =============     ============     ===========     ============


                                                         INVESCO        Warburg Pincus            MAS
NAF VPS II AG     NAF VPS II AG                         Blue Chip        Small Company      Mid Cap Growth        Evergreen
Strategic Bond   High Yield Bond       Janus           Growth Fund       Growth Fund,          Portfolio,      Special Equity
    Fund              Fund             Fund           Investor Class     Common Class         Adviser Class      Fund, Class A
 Division 59       Division 60     Division 61/(2)/   Division 62/(2)/  Division 63/(2)/    Division 64/(2)/     Division 65/(2)/
--------------   ---------------   ----------------   ---------------- -----------------   -----------------  -------------------
$      503,121   $       653,880   $       21,854     $          --    $         --        $            --     $             --
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------

           997             2,196            1,242               393              145                   218                   54
          (349)             (529)            (250)              (79)             (29)                  (44)                 (11)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
           648             1,667              992               314              116                   174                   43
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
       502,473           652,213           20,862              (314)            (116)                 (174)                 (43)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------


        (6,438)          (21,091)              --           (19,961)          (1,096)               (7,663)                  --
            --                --          151,686                --               --                57,438                   --

      (373,402)         (969,410)        (348,686)         (124,719)         (10,482)              (77,907)                 754
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
      (379,840)         (990,501)        (197,000)         (144,680)         (11,578)              (28,132)                 754
---------------  ---------------   --------------     -------------    -------------       ---------------     ----------------

$      122,633   $      (338,288)  $     (176,138)    $    (144,994)   $     (11,694)      $       (28,306)    $            711
==============   ===============   ==============     =============    =============       ===============     ================

================================================================================
 16   STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                   Sit               Sit                                  Ariel
                                                               Small Cap       Mid Cap Growth        Ariel            Appreciation
                                                              Growth Fund            Fund             Fund                Fund
                                                            Division 66/(1)/   Division 67/(1)/  Division 68/(1)/   Division 69/(1)/
                                                            ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds................................  $           --    $            --    $           --     $           --
                                                             --------------    ---------------    --------------     --------------

EXPENSES:

Mortality and expense risk charge..........................             186                107                49                 74
Reimbursement of expenses..................................             (37)               (21)              (10)               (15)
                                                             --------------    ---------------    --------------     --------------
  Net expenses.............................................             149                 86                39                 59
                                                             --------------    ---------------    --------------     --------------
NET INVESTMENT INCOME (LOSS)...............................            (149)               (86)              (39)               (59)
                                                             --------------    ---------------    --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments....................             (25)            (2,492)               --             (1,377)
Capital gains distributions from mutual funds..............              --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the period.........................          (9,732)            (7,885)            7,203              9,928
                                                             --------------    ---------------    --------------     --------------
Net realized and unrealized gain (loss) on investments.....          (9,757)           (10,377)            7,203              8,551
                                                             --------------    ---------------    --------------     --------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................  $       (9,906)   $       (10,463)   $        7,164     $        8,492
                                                             ==============    ===============    ==============     ==============

(1) For the period December 8, 2000 to December 31, 2000.
(2) For the period November 1, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
            STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000   17
================================================================================

                                           NAF VPS I           NAF VPS I
                        Dreyfus          T. Rowe Price       T. Rowe Price
  Lou Holland          Basic GNMA          Blue Chip        Health Sciences
  Growth Fund             Fund            Growth Fund            Fund
Division 70/(1)/    Division 71/(1)/    Division 72/(2)/    Division 73/(2)/
----------------    ----------------    ----------------    ----------------
$           --      $        1,440      $        1,058      $        2,704
--------------      --------------      --------------      --------------


            35                 302                 357                 963
            (7)                (62)                 --                  --
--------------      --------------      --------------      --------------
            28                 240                 357                 963
--------------      --------------      --------------      --------------
           (28)              1,200                 701               1,741
--------------      --------------      --------------      --------------



            --                  36                (204)                 --
         6,073                  --                  --                  --

        (7,244)              2,517             (24,288)             80,133
--------------      --------------      --------------      --------------
        (1,171)              2,553             (24,492)             80,133
--------------      --------------      --------------      --------------


$       (1,199)     $        3,753      $      (23,791)     $       81,874
==============      ==============      ==============      ==============

--------------------------------------------------------------------------------

================================================================================
 18            STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         NAF VPS I AG                    NAF VPS I AG
                                                                   Capital Conservation Fund       Capital Conservation Fund
                                                                          Division 1                      Division 7
                                                                  ----------------------------    ----------------------------
                                                                    For the         For the         For the         For the
                                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
OPERATIONS:

Net investment income (loss) ...................................  $    267,216    $    314,033    $  2,689,525    $  3,026,245
Net realized gain (loss) on investments ........................      (102,056)        (76,164)       (900,335)          8,827
Capital gains distributions from mutual funds ..................            --              --              --              --
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................       132,114        (326,155)      1,907,630      (3,853,099)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ....       297,274         (88,286)      3,696,820        (818,027)
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................        42,864          28,773       3,322,698       5,665,099
Surrenders of accumulation units
   by terminations and withdrawals .............................      (659,552)       (602,665)     (4,935,566)     (5,161,343)
Annuity benefit payments .......................................          (532)           (539)             --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net ........................................      (265,299)       (433,773)     (6,652,164)     (8,133,261)
                                                                  ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................      (882,519)     (1,008,204)     (8,265,032)     (7,629,505)
                                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (585,245)     (1,096,490)     (4,568,212)     (8,447,532)

NET ASSETS:

Beginning of period ............................................     5,203,303       6,299,793      51,524,008      59,971,540
                                                                  ------------    ------------    ------------    ------------
End of period ..................................................  $  4,618,058    $  5,203,303    $ 46,955,796    $ 51,524,008
                                                                  ============    ============    ============    ============

                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:

Standard units .................................................     1,162,015       1,415,413      20,656,355      24,749,727
Enhanced units:
   20 bp reduced ...............................................            --              --         241,853          95,480
   40 bp reduced ...............................................            --              --         200,998         194,756
                                                                  ------------    ------------    ------------    ------------
ACCUMULATION AT UNITS END OF PERIOD ............................     1,162,015       1,415,413      21,099,206      25,039,963
                                                                  ============    ============    ============    ============

ACCUMULATION VALUE PER UNIT:

Standard unit ..................................................  $   3.970544    $   3.673180    $   2.223456    $   2.056559
Enhanced unit:
   20 bp reduced ...............................................            --              --        2.288070        2.112183
   40 bp reduced ...............................................            --              --        2.357853        2.172271

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                                STATEMENTS OF CHANGES IN NET ASSETS          19
================================================================================

       NAF VPS I AG 1                   NAF VPS I AG 1                    NAF VPS I AG                      NAF VPS I AG
     Money Market Fund                 Money Market Fund                MidCap Index Fund               Asset Allocation Fund
        Division 2                        Division 6                       Division 4                        Division 5
-----------------------------    ------------------------------   ------------------------------    ------------------------------
  For the          For the         For the           For the        For the           For the         For the           For the
 Year Ended       Year Ended      Year Ended        Year Ended     Year Ended        Year Ended      Year Ended        Year Ended
December 31,     December 31,    December 31,      December 31,   December 31,      December 31,    December 31,      December 31,
    2000             1999            2000              1999           2000              1999            2000              1999
-----------------------------    ------------------------------   ------------------------------    ------------------------------
$     228,583    $    162,374    $  21,522,658    $  13,158,073   $    (660,192)   $   1,205,309)   $   5,254,881    $   4,363,782
           --              --               --               --      36,259,218       54,717,361        9,998,010        4,428,516
           --              --               --               --     218,281,975      194,003,989       18,226,112        4,417,585

           --              --               --               --    (122,677,101)    (141,415,147)     (41,598,665)      11,930,044
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      228,583         162,374       21,522,658       13,158,073     131,203,900      106,100,894       (8,119,662)      25,139,927
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

       33,852         139,686      148,434,751      119,148,566      55,873,374       63,479,375       13,330,260       21,853,335

     (469,439)       (275,980)     (99,415,922)     (66,195,806)    (69,363,660)     (51,522,548)     (19,851,542)     (17,081,242)
          --               --           (1,621)          (1,607)        (39,069)         (30,425)         (22,415)         (19,764)
      331,812         (44,481)     (30,658,180)     122,595,014         206,045      (91,656,730)     (25,906,569)       3,626,725
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

     (103,775)       (180,775)      18,359,028      175,546,167     (13,323,310)     (79,730,328)     (32,450,266)       8,379,054
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      124,808         (18,401)      39,881,686      188,704,240     117,880,590       26,370,566      (40,569,928)      33,518,981

    4,179,086       4,197,487      455,355,844      266,651,604     876,876,200      850,505,634      261,054,138      227,535,157
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
$   4,303,894    $  4,179,086    $ 495,237,530    $ 455,355,844   $ 994,756,790    $ 876,876,200    $ 220,484,210    $ 261,054,138
=============    ============    =============    =============   =============    =============    =============    =============

 December 31,    December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
     2000            1999             2000             1999            2000             1999             2000             1999
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      240,116,959      233,940,123     146,197,467      151,288,816       52,959,577       61,240,667

           --              --       11,188,908        9,613,663       2,040,360          523,908        1,078,319          673,135
           --              --        8,885,219        7,687,167       2,054,748        1,244,725          541,967          516,580
-------------    ------------    -------------     ------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      260,191,086      251,240,953     150,292,575      153,057,449       54,579,863       62,430,382
=============    ============    =============     ============   =============    =============    =============    =============

$    2.686603    $   2.559979    $    1.896980    $    1.807351   $    6.604931    $    5.721920    $    4.029885    $    4.174280

           --              --         1.952578         1.856681        6.834114         5.908866         4.163168         4.303891
           --              --         2.102089         1.909470        7.088385         6.116544         4.310167         4.446999

--------------------------------------------------------------------------------

================================================================================
 20                   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             NAF VPS I AG                     NAF VPS I AG
                                                                      Government Securities Fund            Stock Index Fund
                                                                               Division 8                      Division 10A
                                                                    -------------------------------   -----------------------------
                                                                        For the        For the           For the        For the
                                                                      Year Ended      Year Ended        Year Ended     Year Ended
                                                                      December 31,    December 31,      December 31,   December 31,
                                                                         2000             1999             2000            1999
                                                                    -------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)......................................  $   4,266,605    $   4,586,896    $  (1,162,502)  $      44,364
Net realized gain (loss) on investments...........................     (1,248,563)         661,487       58,100,954      50,306,023
Capital gains distributions from mutual funds.....................             --               --       12,965,173       4,737,369
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      6,463,950       (9,319,026)    (249,839,012)     45,440,162
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from operations....      9,481,992       (4,070,643)    (179,935,387)    100,527,918
                                                                    --------------   --------------   --------------  -------------

PRINCIPAL TRANSACTIONS:
Purchase payments.................................................      6,735,913       11,734,225        3,294,326       2,842,259
Surrenders of accumulation units
   by terminations and withdrawals................................     (7,779,036)      (9,010,978)     (49,985,638)    (40,751,241)
Annuity benefit payments..........................................             --               --       (2,195,774)     (2,202,048)
Amounts transferred interdivision and from (to) VALIC
   general account, net...........................................    (10,154,685)     (18,810,222)     106,867,959     (18,047,475)
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................    (11,197,808)     (16,086,975)      57,980,873     (58,158,505)
                                                                    --------------   --------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (1,715,816)     (20,157,618)    (121,954,514)     42,369,413

NET ASSETS:
Beginning of period...............................................     93,304,779      113,462,397      590,123,288     547,753,875
                                                                    --------------   --------------   --------------  -------------
End of period.....................................................  $  91,588,963    $  93,304,779    $ 468,168,774   $ 590,123,288
                                                                    ==============   ==============   ==============  =============

                                                                      December 31,     December 31,     December 31,    December 31,
                                                                          2000             1999             2000            1999
                                                                    -------------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................     39,203,845       45,292,728       18,955,830     21,421,375
Enhanced units:
   20 bp reduced .................................................        824,249          243,537               --             --
   40 bp reduced .................................................        240,490          338,782               --             --
                                                                    --------------   --------------   --------------  --------------
ACCUMULATION AT UNITS END OF PERIOD ..............................     40,268,584       45,875,047       18,955,830     21,421,375
                                                                    ==============   ==============   ==============  ==============

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.272280    $    2.032753    $   24.085709   $  26.836368
Enhanced unit:
   20 bp reduced .................................................       2.338322         2.087744               --             --
   40 bp reduced .................................................       2.409621         2.147126               --             --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                       21
================================================================================


       NAF VPS I AG                        NAF VPS I AG                       NAF VPS I AG                      NAF VPS I AG
      Stock Index Fund                    Stock Index Fund                   Stock Index Fund           International Equities Fund
        Division 10B                        Division 10C                       Division 10D                     Division 11
------------------------------   ---------------------------------   -------------------------------- ------------------------------
     For the         For the          For the           For the         For the         For the         For the          For the
   Year Ended      Year Ended       Year Ended        Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
   December 31,   December 31,      December 31,      December 31,    December 31,     December 31,    December 31,    December 31,
      2000            1999             2000               1999            2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
$       114,521   $    309,409   $    (5,858,678)   $      848,688   $      (83,513)  $       4,562   $     179,502   $     277,419
      4,671,415      5,087,126       134,471,258        58,888,546        8,620,639       6,938,320       3,225,740      10,094,468
        976,822        362,359       117,452,887        36,367,266        1,267,724         471,902      15,426,095       8,117,049

     (8,576,276)     2,257,759      (602,906,183)      612,628,344      (14,070,038)      2,683,181     (48,585,868)     20,902,728
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     (2,813,518)     8,016,653      (356,840,716)      708,732,844       (4,265,188)     10,097,965     (29,754,531)     39,391,664
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

        348,753        152,691       550,630,980       544,822,404          491,129         535,672      10,904,521      11,942,025

     (4,760,119)    (4,474,719)     (332,057,103)     (226,510,857)      (4,689,054)     (4,345,956)    (13,012,564)     (9,905,756)
       (332,461)      (371,146)         (375,012)         (262,614)         (19,407)        (18,611)        (21,869)        (18,915)
     (2,539,436)      (554,251)     (157,534,704)      189,528,934       (4,829,556)     (3,390,505)    (15,301,515)    (12,646,032)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

     (7,283,263)    (5,247,425)       60,664,161       507,577,867       (9,046,888)     (7,219,400)    (17,431,427)    (10,628,678)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     10,096,781)     2,769,228      (296,176,555)    1,216,310,711      (13,312,076)      2,878,565     (47,185,958)     28,762,986


     45,318,104     42,548,876     4,553,102,850     3,336,792,139       59,391,609      56,513,044     177,037,368     148,274,382
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
$    35,221,323   $ 45,318,104   $ 4,256,926,295    $4,553,102,850   $   46,079,533   $  59,391,609   $ 129,851,410   $ 177,037,368
================  ============   ================   ==============   ===============  =============== ==============  ==============

  December 31,    December 31,     December 31,      December 31,      December 31,    December 31,    December 31,    December 31,
     2000             1999             2000             1999               2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
        868,910     1,005,615        783,994,005      766,975,696         5,062,272        5,858,523     83,339,570      94,415,343

             --            --         32,626,172       18,855,858                --               --      1,538,819         348,851
             --            --         13,545,949       11,637,991                --               --        200,791         274,636
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
        868,910     1,005,615        830,166,126      797,469,545         5,062,272        5,858,523     85,079,180      95,038,830
================  ============   ================   ==============   ===============  =============== ==============  ==============

$     38.880970   $ 43.027665    $      5.112722    $    5.696582    $     9.061153   $    10.095883  $    1.523254   $    1.860227

             --            --           5.243588         5.830950                --               --       1.557330        1.898106
             --            --           5.389938         5.981762                --               --       1.592801        1.937488

--------------------------------------------------------------------------------

================================================================================
  22                  STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                             NAF VPS I AG
                                                                           NAF VPS I AG                International Government
                                                                      Social Awareness Fund                   Bond Fund
                                                                            Division 12                      Division 13
                                                                   -------------------------------   -------------------------------
                                                                      For the          For the         For the          For the
                                                                    Year Ended        Year Ended      Year Ended       Year Ended
                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000              1999            2000             1999
                                                                   -------------------------------   -------------------------------
OPERATIONS:
Net investment income (loss)....................................   $  (1,030,267)   $  (1,053,214)   $   1,823,154   $    3,776,325
Net realized gain (loss) on investments.........................      24,019,324        8,179,859      (10,488,454)       1,059,581
Capital gains distributions from mutual funds...................      12,382,615       22,439,556          440,982          103,421
Net unrealized appreciation (depreciation) of investments
  during the period.............................................    (103,242,859)      57,407,741        1,075,379      (16,515,559)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from operations...     (67,871,187)      86,973,942       (7,148,939)     (11,576,232)
                                                                   --------------   --------------   --------------  ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments...............................................      80,603,512       94,842,943       14,147,261       21,815,358
Surrenders of accumulation units
  by terminations and withdrawals...............................     (38,400,405)     (25,298,865)     (15,614,317)      (9,363,283)
Annuity benefit payments........................................         (32,490)         (24,585)          (2,552)          (3,034)
Amounts transferred interdivision and from (to) VALIC
  general account, net..........................................     (61,467,687)      27,286,374      (26,435,013)     (22,744,405)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................     (19,297,070)      96,805,867      (27,904,621)     (10,295,364)
                                                                   --------------   --------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     (87,168,257)     183,779,809      (35,053,560)     (21,871,596)

NET ASSETS:
Beginning of period.............................................     618,921,268      435,141,459      147,336,613      169,208,209
                                                                   --------------   --------------   --------------  ---------------
End of period...................................................   $ 531,753,011    $ 618,921,268    $ 112,283,053    $ 147,336,613
                                                                   ==============   ==============   ==============  ===============

                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000             1999            2000             1999
                                                                   -------------------------------   -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units..................................................     130,333,155      136,226,993       71,084,248       90,136,603
Enhanced units:
   20 bp reduced................................................       4,403,285        3,028,346        1,861,115        1,058,856
   40 bp reduced................................................         653,150          631,193          292,521          308,660
                                                                   --------------   --------------   --------------  ---------------
ACCUMULATION UNITS AT END OF PERIOD.............................     135,389,590      139,886,532       73,237,884       91,504,119
                                                                   --------------   --------------   --------------  ---------------

ACCUMULATION VALUE PER UNIT:
Standard unit...................................................   $    3.921948    $    4.419383    $    1.531714   $     1.609098
Enhanced unit:
   20 bp reduced................................................        4.003679         4.502622         1.559033         1.634588
   40 bp reduced................................................        4.094876         4.596034         1.588174         1.661837

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     23
================================================================================

                                                                                                               NAF VPS I
          NAF VPS I AG                     NAF VPS I                        NAF VPS I AG                     T. Rowe Price
      Small Cap Index Fund             Core Equity Fund                 Growth & Income Fund           Science & Technology Fund
          Division 14                      Division 15                       Division 16                      Division 17
------------------------------  --------------------------------   ------------------------------ ----------------------------------
      For the       For the         For the          For the          For the         For the         For the            For the
    Year Ended     Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
$      409,352   $    270,564   $  (10,170,731)  $  (11,859,802)   $    (958,984)  $  (1,798,890) $   (35,203,677)  $   (19,907,095)
    10,330,744     15,168,549       75,965,323       65,180,424       19,323,823      14,837,619       82,098,661        30,613,817
    27,771,111     21,011,129      332,545,055       50,296,770       52,044,120      33,787,657      655,556,584       328,749,980

   (49,440,681)     4,167,711     (475,687,298)     (29,390,145)    (107,083,342)     13,472,567   (2,085,361,983)    1,226,217,782
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (10,929,474)    40,617,953      (77,347,651)      74,227,247      (36,674,383)     60,298,953   (1,382,910,415)    1,565,674,484
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    19,440,494     23,105,395      118,292,511      161,308,154       27,898,259      32,568,050      480,068,756       279,006,916

   (18,596,425)   (13,990,673)     (83,877,004)     (68,528,954)     (24,860,139)    (19,456,775)    (248,006,050)      (99,642,197)
       (16,992)        (8,736)         (45,378)         (35,876)         (10,470)         (6,042)        (102,119)          (48,492)
    (3,794,926)   (34,222,314)    (190,037,038)    (161,568,773)     (37,467,705)    (22,008,587)     341,461,590       309,209,056
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    (2,967,849)   (25,116,328)    (155,666,909)     (68,825,449)     (34,440,055)     (8,903,354)     573,422,177       488,525,283
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (13,897,323)    15,501,625     (233,014,560)       5,401,798      (71,114,438)     51,395,599     (809,488,238)    2,054,199,767


   241,172,296    225,670,671    1,218,662,404    1,213,260,606      336,623,510     285,227,911    3,411,442,095     1,357,242,328
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
$  227,274,973   $241,172,296   $  985,647,844   $1,218,662,404    $ 265,509,072   $ 336,623,510  $ 2,601,953,857   $ 3,411,442,095
===============  =============  ===============  ===============   ==============  ============== ================  ================

   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
    90,786,183     94,031,183      397,168,720      460,108,285      110,018,242     124,329,201      594,274,024       517,699,561

     1,758,979        522,127       10,968,138        8,377,232        1,525,459         660,621       24,450,402        11,744,052
     1,437,650        949,989        2,802,135        3,034,597          745,693         704,903        4,060,355         3,286,480
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
    93,982,812     95,503,299      410,938,993      471,520,114      112,289,394     125,694,725      622,784,781       532,730,093
===============  =============  ===============  ===============   ==============  ============== ================  ================

$     2.413234   $   2.522643   $     2.395821   $     2.582249    $    2.362641   $    2.676995  $      4.173326   $      6.398997

      2.452120       2.558263         2.424914         2.608476         2.391488        2.704358         4.223161          6.462689
      2.495041       2.597863         2.457496         2.638280         2.423627        2.735261         4.279945          6.536543

--------------------------------------------------------------------------------

================================================================================
 24                         STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              NAF VPS I
                                                                        Founders/T. Rowe Price                 Templeton
                                                                            Small Cap Fund            Asset Strategy Fund, Class 1
                                                                              Division 18                     Division 19
                                                                    -----------------------------    -----------------------------
                                                                         For the        For the         For the          For the
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                      December 31,   December 31,     December 31,    December 31,
                                                                         2000             1999             2000             1999
                                                                    -----------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) .....................................  $  (7,974,636)  $  (7,408,133)   $   3,710,450   $   3,194,984
Net realized gain (loss) on investments ..........................    286,794,458      63,772,555        2,341,007      14,669,025
Capital gains distributions from mutual funds ....................           --              --         50,257,931      38,640,994
Net unrealized appreciation (depreciation) of investments
   during the period .............................................   (215,000,925)     89,787,753      (59,158,641)      4,197,098
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from operations ...     63,818,897     146,152,175       (2,849,253)     60,702,101
                                                                    -------------   -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     62,780,881      80,558,331       26,932,029      36,161,331
Surrenders of accumulation units
   by terminations and withdrawals ...............................    (63,498,704)    (48,924,631)     (25,367,938)    (21,505,474)
Annuity benefit payments .........................................        (22,669)        (17,577)         (32,299)        (25,689)
Amounts transferred interdivision and from (to) VALIC
     general account, net ........................................    (72,341,550)   (200,169,015)     (34,103,938)    (75,781,880)
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions ......................................    (73,082,042)   (168,552,892)     (32,572,146)    (61,151,712)
                                                                    -------------   -------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     (9,263,145)    (22,400,717)     (35,421,399)       (449,611)

NET ASSETS:
Beginning of period ..............................................    779,606,198     802,006,915      323,678,396     324,128,007
                                                                    -------------   -------------    -------------   -------------
End of period ....................................................  $ 770,343,053   $ 779,606,198    $ 288,256,997   $ 323,678,396
                                                                    =============   =============    =============   =============

                                                                      December 31,    December 31,    December 31,    December 31,
                                                                         2000            1999             2000            1999
                                                                    --------------  --------------   -------------   -------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    314,734,469     351,855,473      120,660,042     137,266,658
Enhanced units:
   20 bp reduced .................................................      4,699,805       2,046,085        1,210,593         485,669
   40 bp reduced .................................................     25,448,674      23,669,214       18,398,345      18,489,196
                                                                    -------------   -------------    -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD ..............................    344,882,948     377,570,772      140,268,980     156,241,523
                                                                    -------------   -------------    -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.225883   $    2.059431    $    2.038817   $    2.058095
Enhanced unit:
   20 bp reduced .................................................       2.262908        2.089527         2.086539        2.102090
   40 bp reduced .................................................       2.310234        2.128984         2.139068        2.150733


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                    STATEMENTS OF CHANGES IN NET ASSETS                      25
================================================================================


          NAF VPS I                         NAF VPS I
 American Century International         American Century                    Vanguard                         Vanguard
         Growth Fund                  Income & Growth Fund           Long-Term Corporate Fund         Long-Term Treasury Fund
         Division 20                      Division 21                      Division 22                       Division 23
------------------------------- -------------------------------   -----------------------------     -----------------------------
   For the        For the           For the         For the          For the          For the          For the         For the
  Year Ended     Year Ended       Year Ended       Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
 December 31,   December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
    2000           1999              2000            1999             2000            1999              2000             1999
------------------------------- -------------------------------   -----------------------------     -----------------------------
$   6,619,987  $   11,247,994   $ (1,338,365)    $    2,202,593    $  4,047,519   $   3,751,628     $   7,565,059    $    7,007,754
  (14,071,384)     48,058,679    (15,637,390)         3,895,314      (1,893,045)       (398,632)       (3,383,592)         (687,054)
   90,908,468      71,597,060      1,741,982          6,380,872               -         410,483                 -         1,589,174

 (124,968,633)     22,890,344      6,520,778           (283,526)      4,808,488      (8,721,370)       21,896,610       (21,800,390)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
  (41,511,562)    153,794,077     (8,712,995)        12,195,253       6,962,962      (4,957,891)       26,078,077       (13,890,516)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

   63,464,773      86,045,632     39,379,704         54,245,118      12,239,675      20,898,993        28,499,545        46,110,281

  (57,585,341)    (46,576,624)   (22,362,774)       (13,753,656)     (6,516,431)     (3,914,976)      (12,946,151)       (8,715,834)
      (23,913)        (11,559)        (4,969)            (4,562)         (3,165)         (2,439)             (545)             (761)
 (131,596,798)   (143,595,363)     7,931,951        (53,742,268)     (6,493,340)     (3,549,583)       12,914,750          (436,765)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

 (125,741,279)   (104,137,914)    24,943,912        (13,255,368)       (773,261)     13,431,995        28,467,599        36,956,921
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
 (167,252,841)     49,656,163     16,230,917         (1,060,115)      6,189,701       8,474,104        54,545,676        23,066,405


  819,152,366     769,496,203    246,908,393        247,968,508      68,438,756      59,964,652       142,318,611       119,252,206
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
$ 651,899,525  $  819,152,366   $263,139,310     $  246,908,393    $ 74,628,457   $  68,438,756     $ 196,864,287    $  142,318,611
=============  ==============   ============     ==============    ============   =============     =============    ==============

 December 31,    December 31,     December 31,    December 31,     December 31,    December 31,     December 31,    December 31,
     2000            1999            2000             1999             2000          1999               2000            1999
-----------------------------     -----------------------------    ----------------------------     ------------------------------
  307,144,232     372,176,780      158,568,077      146,888,390     48,181,776      49,616,245       127,031,428        110,102,115

    4,203,091       2,084,490        9,899,817        6,367,461      4,636,431       4,060,325        10,177,993          7,578,682
   19,499,174      19,529,937        2,733,233        2,230,357      3,872,413       3,874,406         1,825,127          1,466,945
-------------   -------------   --------------   --------------  -------------     -----------      ------------   ----------------
  330,846,497     393,791,207      171,201,127      155,486,208     56,690,620      57,550,976       139,034,548        119,147,742
=============   =============   ==============   ==============  =============     ===========      ============   ================

$    1.946441   $    2.076148   $     1.532152   $     1.584519  $    1.304716     $  1.179657      $   1.411710   $       1.191635

     1.996414        2.105759         1.573406         1.623952       1.352639        1.220562          1.450825           1.222216
     2.031378        2.138370         1.621397         1.670148       1.407668        1.267698          1.494066           1.256142



-------------------------------------------------------------------------------

================================================================================
 26             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            Vanguard                           Vanguard
                                                                         Windsor II Fund                    Wellington Fund
                                                                           Division 24                        Division 25
                                                                  -----------------------------     -----------------------------
                                                                     For the          For the          For the           For the
                                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                                  December 31,     December 31,     December 31,     December 31,
                                                                      2000             1999             2000             1999
                                                                  -----------------------------     -----------------------------
OPERATIONS:
Net investment income (loss) .................................... $   7,757,100   $   8,388,243     $  13,924,331   $  14,109,155
Net realized gain (loss) on investments .........................   (12,910,069)      6,166,843        (3,860,826)      1,861,183
Capital gains distributions from mutual funds ...................    32,626,441      67,184,211        27,960,932      28,847,888
Net unrealized appreciation (depreciation) of investments
   during the period ............................................    68,985,834    (144,035,946)        7,788,693     (30,879,706)
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from operations ..    96,459,306     (62,296,649)       45,813,130      13,938,520
                                                                  -------------   -------------     -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................   128,437,430     213,954,582        91,879,820     149,843,118
Surrenders of accumulation units
   by terminations and withdrawals ..............................   (58,838,674)    (40,354,240)      (46,079,104)    (29,503,291)
Annuity benefit payments ........................................       (12,626)         (9,743)          (21,538)         (4,939)
Amounts transferred interdivision and from (to) VALIC
     general account, net .......................................  (134,740,497)    (29,853,674)      (94,442,506)     29,260,803
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions .....................................   (65,154,367)    143,736,925       (48,663,328)    149,595,691
                                                                  -------------   -------------     -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    31,304,939      81,440,276        (2,850,198)    163,534,211

NET ASSETS:
Beginning of period .............................................   732,855,258     651,414,982       570,044,876     406,510,665
                                                                  -------------   -------------     -------------   -------------
End of period ................................................... $ 764,160,197   $ 732,855,258     $ 567,194,678   $ 570,044,876
                                                                  =============   =============     =============   =============

                                                                  December 31,    December 31,      December 31,    December 31,
                                                                      2000            1999              2000            1999
                                                                  ----------------------------      ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ..................................................   378,017,315     426,529,299       294,438,826     328,701,408
Enhanced units:
   20 bp reduced ................................................    24,169,868      20,846,053        29,685,842      28,195,817
   40 bp reduced ................................................    18,619,663      18,903,967        13,742,690      13,813,418
                                                                  -------------   -------------     -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD .............................   420,806,846     466,279,319       337,867,358     370,710,643
                                                                  -------------   -------------     -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ................................................... $    1.807556   $    1.566008     $    1.667267    $   1.528992
Enhanced unit:
   20 bp reduced ................................................      1.857688        1.606241          1.726939        1.580569
   40 bp reduced ................................................      1.916262        1.653581          1.797201        1.641601

(1)  Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                        27
================================================================================

             Putnam                          Putnam OTC &                       Putnam                     Neuberger & Berman
New Opportunities Fund, Class A      Emerging Growth Fund, Class A   Global Growth Fund, Class A          Guardian Trust Fund
           Division 26                       Division 27                      Division 28                   Division 29/(1)/
-------------------------------   --------------------------------  -----------------------------   ------------------------------
     For the          For the          For the          For the         For the         For the         For the          For the
   Year Ended       Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
$  (12,003,746)  $   (5,793,432)  $   (5,757,701)  $   (1,934,231)  $  (5,816,825)  $  (2,657,686)  $    (326,212)  $     (148,588)
    17,925,902        5,405,004       57,145,172        9,704,876      15,982,512       4,532,574     (15,117,116)         232,115
   145,256,703       73,606,083      102,244,084       20,649,440      89,778,642      43,772,448              --       10,764,888

  (545,316,085)     313,953,044     (591,471,443)     182,753,857    (318,770,444)    131,823,273      13,300,805       (6,452,929)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
  (394,137,226)     387,170,699     (437,839,888)     211,173,942    (218,826,115)    177,470,609      (2,142,523)       4,395,486
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   238,807,168      156,130,519      140,289,751       40,430,971     137,412,073      77,466,315       8,197,899       12,562,405

   (87,228,114)     (25,813,365)     (38,803,779)      (8,888,544)    (37,301,023)    (10,501,490)     (4,581,585)      (3,739,131)
        (9,081)            (896)          (6,371)          (2,730)         (9,618)         (4,995)             --              (67)
   272,670,624       86,572,168      315,494,176       46,636,113     190,136,512      89,335,469     (60,970,318)     (15,092,015)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   424,240,597      216,888,426      416,973,777       78,175,810     290,237,944     156,295,299     (57,354,004)      (6,268,808)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
    30,103,371      604,059,125      (20,866,111)     289,349,752      71,411,829     333,765,908     (59,496,527)      (1,873,322)


 1,016,472,079      412,412,954      431,661,747      142,311,995     496,860,949     163,095,041      59,496,527       61,369,849
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
$1,046,575,450   $1,016,472,079   $  410,795,636   $  431,661,747   $ 568,272,778   $ 496,860,949   $          --   $   59,496,527
==============   ==============   ==============   ==============   =============   =============   =============   ==============

  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
   529,608,595      386,064,440      328,139,044      170,725,977     293,990,642     181,916,991              --       40,241,067

    37,383,151       19,231,737       20,908,160        6,570,152      23,568,922      11,313,375              --        1,406,229
    33,355,949       21,386,431        3,343,890        1,605,024      12,132,622       7,494,551              --          112,799
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
   600,347,695      426,682,608      352,391,094      178,901,153     329,692,186     200,724,917              --       41,760,095
==============   ==============   ==============   ==============   =============   =============   =============   ==============

$     1.737310   $     2.376261   $     1.162947   $     2.408872   $    1.715894   $    2.465895   $          --   $     1.422424

      1.768623         2.414279         1.195520         2.471391        1.764559        2.530785              --         1.471857
      1.805586         2.459834         1.232372         2.542500        1.818976        2.603644              --         1.528673

================================================================================
   28                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            NAF VPS I
                                                                            Founders                              American
                                                                     Large Cap Growth Fund                   Century Ultra Fund
                                                                           Division 30                           Division 31
                                                              -----------------------------------    -------------------------------
                                                                   For the             For the             For the         For the
                                                                 Year Ended          Year Ended          Year Ended      Year Ended
                                                                 December 31,       December 31,        December 31,    December 31,
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
OPERATIONS:
Net investment income (loss)...............................     $  (8,943,862)   $  (5,884,618)      $  (11,438,080) $   (6,405,426)
Net realized gain (loss) on investments....................      (216,810,934)       4,207,339            8,903,482       5,962,303
Capital gains distributions from mutual funds..............       151,256,167      127,949,776          132,737,069      29,663,737
Net unrealized appreciation (depreciation) of
   investments during the period...........................      (215,970,656)      95,948,371         (402,772,564)    227,838,963
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting
    from operations........................................      (290,469,285)     222,220,868         (272,570,093)    257,059,577
                                                                -------------    -------------       --------------  --------------
PRINCIPAL TRANSACTIONS:
Purchase payments..........................................       181,089,762      179,626,688          271,264,429     209,997,538
Surrenders of accumulation units
   by terminations and withdrawals.........................       (73,107,773)     (27,384,768)         (74,859,433)    (30,465,801)
Annuity benefit payments...................................            (5,286)          (2,237)             (38,457)         (8,296)
Amounts transferred interdivision and from (to) VALIC
     general account, net..................................        57,619,580       88,107,501          161,438,718     221,997,706
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting from
     principal transactions................................       165,596,283      240,347,184          357,805,257     401,521,147
                                                                -------------    -------------       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (124,873,002)     462,568,052           85,235,164     658,580,724

NET ASSETS:
Beginning of period........................................       875,488,972      412,920,920        1,025,421,053     366,840,329
                                                                -------------    -------------       --------------  --------------
End of period..............................................     $ 750,615,970    $ 875,488,972       $1,110,656,217  $1,025,421,053
                                                                -------------    -------------       --------------  --------------

                                                                 December 31,       December 31,        December 31,     December 31
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units.............................................       414,967,969      357,129,398          551,791,383     411,119,880
Enhanced units:
   20 bp reduced...........................................        27,439,775       16,160,159           38,053,829      20,827,045
   40 bp reduced...........................................        30,195,520       23,525,351            1,894,747       1,613,349
                                                                -------------    -------------       --------------  --------------
ACCUMULATION UNITS AT END OF PERIOD........................       472,603,264      396,814,908          591,739,959     433,560,274
                                                                --------------   -------------       --------------  --------------
ACCUMULATION VALUE PER UNIT:
Standard unit..............................................     $    1.579540    $    2.196620       $     1.871523  $     2.359768
Enhanced unit:
   20 bp reduced...........................................          1.622990         2.252548             1.937234        2.437771
   40 bp reduced...........................................          1.672458         2.316600             2.012669        2.527648

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS                 29
================================================================================


                                                                                                                NAF VPS II
             Templeton                        NAF VPS II                    American General                    J.P. Morgan
       Foreign Fund, Class A         International Growth Fund         International Value Fund           Small Cap Growth Fund
            Division 32                      Division 33                     Division 34/(1)/                   Division 35
-------------------------------   -------------------------------   ------------------------------    ------------------------------
      For the        For the            For the         For the          For the         For the          For the          For the
    Year Ended      Year Ended        Year Ended      Year Ended       Year Ended      Year Ended       Year Ended       Year Ended
   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
$   3,842,679    $   7,554,809     $     27,101      $    83,486     $    (16,046)     $    70,476     $    (66,664)  $    (10,661)
   (6,285,406)      (2,951,879)         362,225           12,371        1,597,288           50,532        1,181,503        128,821
    6,419,696        2,706,922        1,038,404          179,573               --          358,216        2,952,973      1,115,791

  (19,720,657)      80,764,072       (2,987,949)       2,105,762       (3,144,623)       2,597,347      (10,982,458)     4,835,156
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (15,743,688)      88,073,924       (1,560,219)       2,381,192       (1,563,381)       3,076,571       (6,914,646)     6,069,107
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

   53,168,027       56,633,360        1,601,297          407,427        1,126,777          555,334        5,733,554      2,566,013

  (27,955,497)     (13,184,454)         (34,225)         (14,716)         (58,322)         (15,637)        (517,906)      (102,973)
       (4,878)          (2,321)              --               --               --               --               --             --
  (20,120,449)     (11,673,466)      11,312,930          233,728       (7,604,521)         330,143        8,892,569      2,902,335
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

    5,087,203       31,773,119       12,880,002          626,439       (6,536,066)         869,840       14,108,217      5,365,375
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (10,656,485)     119,847,043       11,319,783        3,007,631       (8,099,447)       3,946,411        7,193,571     11,434,482


  338,315,316      218,468,273        6,858,381        3,850,750        8,099,447        4,153,036       16,713,955      5,279,473
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
$ 327,658,831    $ 338,315,316     $ 18,178,164      $ 6,858,381     $         --      $ 8,099,447     $ 23,907,526   $ 16,713,955
=============    =============     ============      ===========     ============      ===========     ============   ============


   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
  218,992,832      219,168,378        3,937,263          167,387               --          337,242        2,825,155        298,665

   13,195,521        8,660,425          842,886            5,641               --          177,255          476,647        119,661
      434,454          503,020        1,016,595          329,526               --           72,570        6,399,633      2,975,505
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  232,622,807      228,331,823        5,796,744          502,554               --          587,067        9,701,435      3,393,831
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

$    1.405534    $    1.479830     $   1.360503      $  1.634943     $         --      $  1.915641     $   1.780869   $   2.272711

     1.444496         1.517785         1.366788         1.639279               --         1.920710         1.789077       2.278700
     1.488494         1.560956         1.373190         1.643677               --         1.925869         1.797455       2.284815

--------------------------------------------------------------------------------

================================================================================
30                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              NAF VPS II
                                                                              NAF VPS II                        INVESCO
                                                                         Small Cap Value Fund              MidCap Growth Fund
                                                                              Division 36                      Division 37
                                                                      ---------------------------     ------------------------------
                                                                         For the        For the          For the           For the
                                                                       Year Ended     Year Ended        Year Ended       Year Ended
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
OPERATIONS:
Net investment income (loss).....................................     $    76,275    $    55,280      $      (7,497)   $    (3,196)
Net realized gain (loss) on investments..........................          30,739          6,489            666,462         21,955
Capital gains distributions from mutual funds....................         783,564        145,670          3,025,026        710,827
Net unrealized appreciation (depreciation) of investments
   during the period.............................................         231,053       (493,258)        (4,331,987)      (258,735)
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from operations...       1,121,631       (285,819)          (647,996)       470,851
                                                                      ------------   ------------     --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................         173,820        204,028          1,515,617      1,017,137
Surrenders of accumulation units
   by terminations and withdrawals...............................         (17,047)        (1,545)           (76,658)       (14,137)
Annuity benefit payments.........................................            --             --                 --             --
Amounts transferred interdivision and from (to) VALIC
     general account, net........................................       2,468,155         54,906          4,446,798        121,669
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................       2,624,928        257,389          5,885,757      1,124,669
                                                                      ------------   ------------     --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................       3,746,559        (28,430)         5,237,761      1,595,520

NET ASSETS:
Beginning of period..............................................       4,471,676      4,500,106          7,071,120      5,475,600
                                                                      ------------   ------------     --------------   -------------
End of period....................................................     $ 8,218,235    $ 4,471,676      $  12,308,881    $ 7,071,120
                                                                      ============   ============     ==============   =============
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................       2,215,195        166,013          3,354,590         477,094
Enhanced units:
   20 bp reduced.................................................          87,545            232            654,531           1,244
   40 bp reduced.................................................         152,120         80,739            692,475         393,589
                                                                      ------------   ------------     --------------   -------------
ACCUMULATION UNITS AT END OF PERIOD..............................       2,454,860        246,984          4,701,596         871,927
                                                                      ============   ============     ==============   =============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................     $  1.309775    $  1.080558      $    1.416916    $   1.423173
Enhanced unit:
   20 bp reduced.................................................        1.315783       1.083393           1.423436        1.426935
   40 bp reduced.................................................        1.321955       1.086316           1.430101        1.430763

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                    31
================================================================================

          NAF VPS II                     NAF VPS II                      NAF VPS II
       Neuberger Berman                 Goldman Sachs                   State Street                  NAF VPS II AG
      MidCap Value Fund              Large Cap Growth Fund           Large Cap Value Fund         Socially Responsible Fund
         Division 38                      Division 39                    Division 40                    Division 41
-----------------------------   ------------------------------   ----------------------------   -----------------------------
   For the        For the          For the         For the        For the         For the         For the          For the
 Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended       Year Ended
December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
$     22,727    $     34,101    $    (74,128)   $    (24,106)    $    47,726   $      45,852    $    124,340    $     79,807
     355,880         156,954       1,041,257         196,164          67,479          63,723         361,444          64,508
     834,182       1,894,986       1,185,930         634,398          54,370         650,214         147,436         391,925

   2,176,277        (764,242)     (8,586,198)      3,810,394         150,700        (552,152)     (1,897,535)      1,103,235
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   3,389,066       1,321,799      (6,433,139)      4,616,850         320,275         207,637      (1,264,315)      1,639,475
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

   1,681,277       1,350,999       6,735,001       9,704,453         752,733         554,240       1,762,780       2,903,630
    (161,884)        (22,598)       (764,623)       (287,336)        (29,138)        (26,803)       (192,398)        (20,548)
           -               -               -               -               -               -               -               -
  13,224,278         718,756       1,364,456       4,199,650         455,987         115,335         679,357       1,306,362
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

  14,743,671       2,047,157       7,334,834      13,616,767       1,179,582         642,772       2,249,739       4,189,444
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
  18,132,737       3,368,956         901,695      18,233,617       1,499,857         850,409         985,424       5,828,919


   8,341,165       4,972,209      21,781,250       3,547,633       4,477,159       3,626,750      12,238,085       6,409,166
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
$ 26,473,902    $  8,341,165    $ 22,682,945    $ 21,781,250     $ 5,977,016   $   4,477,159    $ 13,223,509    $ 12,238,085
=============   =============   =============   =============    ============  ==============   =============   =============

December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
   6,374,398         223,437       2,191,030         519,825       1,132,534         216,072         821,758         282,396

     687,388         142,103         435,416          95,862         133,690             221       1,291,021         106,148
   2,698,780       1,116,041      12,563,787       9,513,851         343,968         287,197       2,795,968       2,715,174
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   9,760,566       1,481,581      15,190,233      10,129,538       1,610,192         503,490       4,908,747       3,103,718
=============   =============   =============   =============    ============  ==============   =============   =============

$   1.947321    $   1.521699    $   1.280697    $   1.667518     $   1.365378  $     1.302905   $    1.349146   $    1.497374

    1.956274        1.525696        1.286614        1.671932         1.371665        1.306351        1.355365        1.501310
    1.965451        1.529814        1.292637        1.676417         1.378098        1.309860        1.361713        1.505354

--------------------------------------------------------------------------------

================================================================================
32                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ----------------------------    ----------------------------
                                                                      For the         For the        For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                        2000           1999             2000           1999
                                                                    ----------------------------    ----------------------------
OPERATIONS:
Net investment income (loss).....................................   $    229,292    $    188,495    $    101,146    $     98,906
Net realized gain (loss) on investments..........................      1,082,927          30,618         (33,631)         (7,296)
Capital gains distributions from mutual funds....................             --         432,947              --              36
Net unrealized appreciation (depreciation) of investments
   during the period.............................................     (1,155,747)        350,211         110,710        (139,402)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from operations...        156,472       1,002,271         178,225         (47,756)
                                                                    ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................      1,025,781       1,574,236       1,837,184         623,941
Surrenders of accumulation units by terminations and
   withdrawals...................................................       (175,590)        (60,039)        (45,297)         (1,682)
Annuity benefit payments.........................................             --              --              --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net..........................................    (10,973,850)      1,582,048      (3,803,160)        (51,023)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................    (10,123,659)      3,096,245      (2,011,273)        571,236
                                                                    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (9,967,187)      4,098,516      (1,833,048)        523,480

NET ASSETS:
Beginning of period..............................................      9,967,187       5,868,671       1,833,048       1,309,568
                                                                    ------------    ------------    ------------    ------------
End of period....................................................   $         --    $  9,967,187    $         --    $  1,833,048
                                                                    ============    ============    ============    ============
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                    ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................             --         461,870              --         188,580
Enhanced units:
   20 bp reduced.................................................             --          38,339              --              --
   40 bp reduced.................................................             --       1,968,894              --         370,695
                                                                    ------------    ------------    ------------    ------------
ACCUMULATION UNITS AT END OF PERIOD..............................             --       2,469,103              --         559,275
                                                                    ============    ============    ============    ============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................   $         --    $   1.323103    $         --    $   1.004631
Enhanced unit:
   20 bp reduced.................................................             --        1.326598              --              --
   40 bp reduced.................................................             --        1.330160              --        1.009996

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

________________________________________________________________________________

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     33
================================================================================

                                           NAF VPS I
      NAF VPS II AG 2                       Putnam                         NAF VPS I AG                       Janus
     Money Market Fund                Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
        Division 44                       Division 45                       Division 46                     Division 47
----------------------------    ------------------------------    ------------------------------   ------------------------------
  For the         For the        For the Period    For the         For the Period    For the        For the Period    For the
Year Ended      Year Ended      Oct. 2, 2000 to   Year Ended      Oct. 2, 2000 to   Year Ended     Dec. 8, 2000 to   Year Ended
December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
    2000           1999               2000           1999               2000           1999              2000           1999
----------------------------    ------------------------------    ------------------------------   ------------------------------
$ 1,029,687     $   385,966        $     (36)      $        -        $     (386)              -       $    9,883               -
          -               -          (13,049)               -           (61,806)              -           (5,089)              -
          -               -                -                -                 -               -                -               -

          -               -            2,038                -          (210,723)              -          (79,079)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
  1,029,687         385,966          (11,047)               -          (272,915)              -          (74,285)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

  8,548,579       6,681,738           29,570                -            22,468               -           24,115               -

 (5,843,167)       (641,200)             (11)               -              (162)              -             (131)              -
          -               -                -                -                 -               -                -               -
 16,172,802          73,281           72,332                -         3,355,830               -        2,396,157               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

 18,878,214       6,113,819          101,891                -         3,378,136               -        2,420,141               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 19,907,901       6,499,785           90,844                -         3,105,221               -        2,345,856               -


 11,582,263       5,082,478                -                -                 -               -                -               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
$31,490,164     $11,582,263        $  90,844       $        -        $3,105,221     $         -       $2,345,856      $        -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
------------    ------------      ------------    ------------      ------------    ------------     ------------    ------------
 14,885,109       4,089,393          108,891                -         4,042,621               -        2,465,341               -

  8,860,373       1,844,830               12                -           216,742               -          103,617               -
      1,274               -            4,289                -            69,543               -            2,235               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 23,746,756       5,934,223          113,192                -         4,328,906               -        2,571,193               -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

$  1.108904     $  1.053624        $0.802554       $        -        $ 0.717303     $         -       $ 0.912349      $        -

   1.114012        1.056406         0.802818                -          0.717537               -         0.912648               -
   1.119250               -         0.803079                -          0.717773               -         0.912940               -

================================================================================
34                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           NAF VPS II AG                    NAF VPS II AG
                                                                  Aggressive Growth Lifestyle Fund   Moderate Growth Lifestyle Fund
                                                                           Division 48                      Division 49
                                                                  ---------------------------------  ------------------------------
                                                                    For the              For the       For the           For the
                                                                   Year Ended           Year Ended    Year Ended        Year Ended
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ---------------------------------  ------------------------------
OPERATIONS:
Net investment income (loss) ...................................  $    498,802         $    743,981  $    728,170      $    920,304
Net realized gain (loss) on investments ........................       453,832               63,773       408,344            83,407
Capital gains distributions from mutual funds ..................     2,545,203              323,571     2,213,072           389,591
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................    (4,489,356)           1,217,409    (3,707,694)          497,038
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from operations .      (991,519)           2,348,734      (358,108)        1,890,340
                                                                  ------------         ------------  ------------      ------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................     3,668,438            2,368,603     4,333,908         4,916,637
Surrenders of accumulation units
   by terminations and withdrawals .............................      (295,250)             (49,197)     (418,555)         (119,332)
Annuity benefit payments .......................................            --                   --            --                --
Amounts transferred interdivision and from (to) VALIC
     general account, net ......................................     2,045,058                  934     7,857,631           (63,592)
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................     5,418,246            2,320,340    11,772,984         4,733,713
                                                                  ------------         ------------  ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     4,426,727            4,669,074    11,414,876         6,624,053

NET ASSETS:
Beginning of period ............................................    10,650,679            5,981,605    12,569,661         5,945,608
                                                                  ------------         ------------  ------------      ------------
End of period ..................................................  $ 15,077,406         $ 10,650,679  $ 23,984,537      $ 12,569,661
                                                                  ------------         ------------  ------------      ------------
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ------------         ------------  ------------      ------------
UNITS OUTSTANDING, BY CLASS:
Standard units .................................................     3,064,339              139,443     5,035,039           215,575
Enhanced units:
   20 bp reduced ...............................................       460,167               46,149       864,680           213,355
   40 bp reduced ...............................................     2,127,577            1,674,512     6,590,639         3,491,046
                                                                  ------------         ------------  ------------      ------------
ACCUMULATION UNITS AT END OF PERIOD ............................     5,652,083            1,860,104    12,490,358         3,919,976
                                                                  ------------         ------------  ------------      ------------

ACCUMULATION VALUE PER UNIT:
Standard unit ..................................................  $   1.427592         $   1.538200  $   1.379301      $   1.397661
Enhanced unit:
   20 bp reduced ...............................................      1.434196             1.542278      1.385638          1.401340
   40 bp reduced ...............................................      1.440902             1.546416      1.392136          1.405109


(1) Fund was no longer offered as of December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     35
================================================================================

                                                                                                                Vanguard
         NAF VPS II AG                        T. Rowe Price                      Vanguard                 LifeStrategy Moderate
Conservative Growth Lifestyle Fund            Small Cap Fund             LifeStrategy Growth Fund              Growth Fund
          Division 50                         Division 51(1)                    Division 52                    Division 53
----------------------------------    -----------------------------    ----------------------------     ---------------------------
     For the           For the           For the         For the          For the        For the          For the        For the
    Year Ended        Year Ended        Year Ended      Year Ended       Year Ended     Year Ended       Year Ended     Year Ended
   December 31,      December 31,      December 31,    December 31,     December 31,   December 31,     December 31,   December 31,
       2000              1999             2000             1999             2000           1999              2000          1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
$        482,999  $       602,341     $    (106,782)  $    (20,554)    $    597,606    $    308,508     $  1,124,575   $    611,113
           2,865          895,570         2,438,101         40,991          310,729          57,727          186,756         29,492
         870,597        1,025,645                 -        320,107          247,097         177,605          282,212        218,753

      (1,061,504)      (1,418,604)       (1,008,645)     1,008,645       (3,523,220)      2,002,755       (2,413,287)     1,470,942
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
         294,957        1,104,952         1,322,674      1,349,189       (2,367,788)      2,546,595         (819,744)     2,330,300
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       1,576,529        1,836,447         3,756,197      5,952,689       13,665,718      16,026,935       14,871,674     25,276,661

        (234,882)         (50,904)       (1,620,819)      (196,858)      (2,294,322)       (202,105)      (2,648,143)      (684,329)
               -                -                 -              -                -               -                -              -
       3,453,970             (326)      (12,216,066)     1,652,855        4,606,268       6,590,799         (271,745)     5,146,081
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       4,795,617        1,785,217       (10,080,688)     7,408,686       15,977,664      22,415,629       11,951,786     29,738,413
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,090,574        2,890,169        (8,758,014)     8,757,875       13,609,876      24,962,224       11,132,042     32,068,713

       8,718,882        5,828,713         8,758,014            139       24,962,224               -       32,068,713              -
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
$     13,809,456  $     8,718,882     $           -   $  8,758,014     $ 38,572,100    $ 24,962,224     $ 43,200,755   $ 32,068,713
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

  December 31,      December 31,       December 31,    December 31,    December 31,     December 31,    December 31,   December 31,
      2000              1999               2000             1999           2000            1999             2000           1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
       3,163,014          203,221                 -        821,977        7,294,970       1,591,689        3,343,004      1,354,406

         735,103          246,969                 -        249,245        2,267,355       1,468,333        2,887,958      2,152,244
       1,531,710        1,160,286                 -      5,672,360       20,760,221      15,310,158       28,958,521     22,135,061
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,429,827        1,610,476                 -      6,743,582       30,322,546      18,370,180       35,189,483     25,641,711
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

$       1.337269  $      1.306897     $           -   $   1.293095     $   1.263800    $   1.352880     $   1.218136   $   1.244955

        1.343422         1.310337                 -       1.296356         1.269511        1.356289         1.223626       1.248092
        1.349712         1.313858                 -       1.299637         1.275241        1.359710         1.229163       1.251243

--------------------------------------------------------------------------------

================================================================================
36                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Vanguard
                                                                         LifeStrategy Conservative             Evergreen
                                                                               Growth Fund            Small Cap Value Fund, Class A
                                                                               Division 54                     Division 55
                                                                       ----------------------------   ------------------------------
                                                                         For the         For the         For the     For the period
                                                                        Year Ended     Year Ended      Year Ended   Jan. 4, 1999 to
                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
OPERATIONS:
Net investment income (loss) .....................................     $    260,703    $   132,404    $      (976)     $      --
Net realized gain (loss) on investments ..........................           20,643           (924)            67             --
Capital gains distributions from mutual funds ....................           69,489         35,147             --             --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................         (217,338)        68,926         46,208             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from operations ...          133,497        235,553         45,299             --
                                                                       ------------    -----------    -----------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        2,701,488      3,578,560        166,595            242
Surrenders of accumulation units by terminations and withdrawals..         (613,503)      (181,467)          (146)            --
Annuity benefit payments .........................................               --             --             --             --
Amounts transferred interdivision and from (to) VALIC general
   account, net ..................................................          164,753      1,692,135        638,400             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from principal
     transactions ................................................        2,252,738      5,089,228        804,849            242
                                                                       ------------    -----------    -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        2,386,235      5,324,781        850,148            242

NET ASSETS:
Beginning of period ..............................................        5,324,781             --            242             --
                                                                       ------------    -----------    -----------      ---------
End of period ....................................................     $  7,711,016    $ 5,324,781    $   850,390      $     242
                                                                       ============    ===========    ===========      =========

                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................        1,431,730        554,101        714,494            244
Enhanced units:
   20 bp reduced .................................................          482,507        375,819          9,967             --
   40 bp reduced .................................................        4,608,676      3,665,491          1,348             --
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION UNITS AT END OF PERIOD ..............................        6,522,913      4,595,411        725,809            244
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................     $   1.174234    $  1.153827    $  1.171563      $0.995515
Enhanced unit:
   20 bp reduced .................................................         1.179544       1.156739       1.176240             --
   40 bp reduced .................................................         1.184872       1.159659       1.180920             --

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                   37
================================================================================

           Evergreen                           Evergreen                      NAF VPS II AG                     NAF VPS II AG
Growth and Income Fund, Class A           Value Fund, Class A                 Core Bond Fund                Strategic Bond Fund
          Division 56                         Division 57                       Division 58                     Division 59
---------------------------------   -------------------------------     ---------------------------    ----------------------------
    For the       For the period       For the       For the period       For the         For the         For the        For the
  Year Ended     Jan. 4, 1999 to     Year Ended     Jan. 4, 1999 to     Year Ended      Year Ended      Year Ended     Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
$     (165)        $       (5)      $     375            $       4     $   337,486     $   320,982     $   502,473     $   414,198
      (558)                31            (249)                   -          (7,937)           (446)         (6,438)              7
     6,315                  7          19,816                  262               -               -               -               -

    (7,991)               370         (14,803)                (319)        131,294        (380,782)       (373,402)       (211,104)
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
    (2,399)               403           5,139                  (53)        460,843         (60,246)        122,633         203,101
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

    41,420              5,841          58,177                4,435          61,617          64,222          86,336          33,916

       (30)                 -            (683)                   -          (2,813)             (8)           (399)           (134)
         -                  -               -                    -               -               -               -               -
   104,383                  -         277,943                    3       1,992,826           2,477         128,272           4,091
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

   145,773              5,841         335,437                4,438       2,051,630          66,691         214,209          37,873
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   143,374              6,244         340,576                4,385       2,512,473           6,445         336,842         240,974


     6,244                  -           4,385                    -       5,168,381       5,161,936       5,506,506       5,265,532
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
$  149,618         $    6,244       $ 344,961            $   4,385     $ 7,680,854     $ 5,168,381     $ 5,843,348     $ 5,506,506
==========         ==========       =========            =========     ===========     ===========     ===========     ===========

 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
   131,471                175         279,890                4,240         814,285          54,349         212,572           2,324

    10,254              5,326          27,722                    -          17,812          10,700             936               -
       170                  -               -                    -         299,331               -         148,345          33,066
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   141,895              5,501         307,612                4,240       1,131,428          65,049         361,853          35,390
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

$ 1.054115         $ 1.132919       $1.118722            $1.034113     $  1.087157     $  1.009692     $  1.097204     $  1.081981

  1.058323           1.135195        1.123203                    -        1.092167        1.012353        1.102263               -
  1.062561                  -               -                    -        1.097292               -        1.107448        1.087771

--------------------------------------------------------------------------------

================================================================================
38                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS II AG                       Janus
                                                                            High Yield Bond Fund                   Fund
                                                                                Division 60                     Division 61
                                                                     ---------------------------------------------------------------
                                                                         For the      For the       For the Period       For the
                                                                       Year Ended    Year Ended     Dec. 8, 2000 to     Year Ended
                                                                       December 31,  December 31,    December 31,       December 31,
                                                                          2000          1999            2000               1999
                                                                     ---------------------------------------------------------------
OPERATIONS:
net investment income (loss)......................................   $   652,213    $   491,161      $    20,862      $        --
Net realized gain (loss) on investments...........................       (21,091)          (357)              --               --
Capital gains distributions from mutual funds.....................            --             --          151,686               --
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      (969,410)      (333,976)        (348,686)              --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from operations....      (338,288)       156,828         (176,138)              --
                                                                     -----------    -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments.................................................       151,042        173,814           28,931               --
Surrenders of accumulation units
   by terminations and withdrawals................................        (7,175)        (1,458)            (553)              --
Annuity benefit payments..........................................            --             --               --               --
Amounts transferred interdivision and from (to) VALIC
      general account, net........................................        63,686        (24,004)       3,278,938               --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................       207,553        148,352        3,307,316               --
                                                                     -----------    -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      (130,735)       305,180        3,131,178               --

NET ASSETS:
Beginning of period...............................................     5,587,353      5,282,173               --               --
                                                                     -----------    -----------      -----------      -----------
End of period.....................................................   $ 5,456,618    $ 5,587,353      $ 3,131,178      $        --
                                                                     ===========    ===========      ===========      ===========

                                                                     December 31,   December 31,     December 31,     December 31,
                                                                         2000           1999            2000              1999
                                                                     -----------    -----------      -----------      -----------
UNITS OUTSTANDING, BY CLASS:
Standard units....................................................       431,009        136,423        3,541,111               --
Enhanced units:
   20 bp reduced..................................................        44,391          2,397          138,334               --
   40 bp reduced..................................................            --            410            2,178               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION UNITS AT END OF PERIOD...............................       475,400        139,230        3,681,623               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION VALUE PER UNIT:
Standard unit.....................................................   $  1.003958    $  1.075994      $  0.850478      $        --
Enhanced unit:
   20 bp reduced..................................................      1.008597       1.078842         0.850754               --
   40 bp reduced..................................................            --       1.081775         0.851032               --



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
              STATEMENTS OF CHANGES IN NET ASSETS                             39
================================================================================

             INVESCO                          Warburg Pincus                        MAS
     Blue Chip Growth Fund,              Small Company Growth Fund,        Mid Cap Growth Portfolio,            Evergreen
          Investor Class                       Common Class                     Adviser Class          Special Equity Fund, Class A
           Division 62                         Division 63                       Division 64                    Division 65
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
  For the Period      For the       For the Period      For the        For the Period       For the    For the Period      For the
 Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to     Year Ended      Dec. 8, 2000 to    Year Ended  Dec. 8, 2000 to    Year Ended
   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000           1999            2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
$         (314)    $        -       $        (116)     $          -      $      (174)   $         -     $       (43)   $          -
       (19,961)             -              (1,096)                -           (7,663)             -               -               -
             -              -                   -                 -           57,438              -               -               -

      (124,719)             -             (10,482)                -           77,907)             -             754               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
      (144,994)             -             (11,694)                -           28,306)             -             711               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

         6,606              -              19,098                 -            3,574              -           3,391               -

           (53)             -                 (48)                -             (337)             -             (24)              -
             -              -                   -                 -                -              -               -               -
       943,434              -             434,666                 -          586,820              -         126,481               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

       949,987              -             453,716                 -          590,057              -         129,848               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
       804,993              -             442,022                 -          561,751              -         130,559               -


             -              -                   -                 -                -              -               -               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$      804,993     $        -       $     442,022      $          -      $   561,751    $         -     $   130,559    $          -
==============     ==========       =============      ============      ===========    ===========     ===========    ============

   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000             1999          2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------

     1,088,162              -             482,730                 -          647,858              -         143,811               -

        21,596              -               8,617                 -            2,678              -               -               -
         2,353              -                   -                 -               24              -             268               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
     1,112,111              -             491,347                 -          650,560              -         144,079               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$     0.723837     $        -       $    0.899609      $          -      $  0.863489    $         -     $  0.906159    $          -

      0.724074              -            0.899905                 -         0.863770              -               -               -
      0.724310              -                   -                 -         0.864052              -        0.906751               -

================================================================================
40                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Sit                               Sit
                                                                       Small Cap Growth Fund              Mid Cap Growth Fund
                                                                              Division 66                      Division 67
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the      For the Period       For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000            1999            2000              1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:

Net investment income (loss) ......................................   $   (149)           $    --          $    (86)      $     --
Net realized gain (loss) on investments ...........................        (25)                --            (2,492)            --
Capital gains distributions from mutual funds .....................       --                   --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period ..............................................     (9,732)                --            (7,885)            --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from operations ....     (9,906)                --           (10,463)            --
                                                                      ---------           -------          ---------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      5,618                 --             5,816             --
Surrenders of accumulation units
   by terminations and withdrawals ................................        (25)                --               (32)            --
Annuity benefit payments ..........................................       --                   --              --               --
Amounts transferred interdivision and from (to)
   VALIC general account, net......................................    458,593                 --           240,162             --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from
     principal transactions .......................................    464,186                 --           245,946             --
                                                                      ---------           -------          ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    454,280                 --           235,483             --

NET ASSETS:
Beginning of period ...............................................       --                   --              --               --
                                                                      ---------           -------          ---------      ---------
End of period .....................................................   $454,280            $    --          $235,483       $     --
                                                                      =========           =======          =========      =========


                                                                     December 31,     December 31,     December 31,    December 31,
                                                                         2000             1999             2000            1999
                                                                    ------------------------------     ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ....................................................     523,506             --             275,923           --
Enhanced units:
   20 bp reduced ..................................................       3,323             --                 346           --
   40 bp reduced ..................................................         425             --               --              --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION UNITS AT END OF PERIOD ...............................     527,254             --             276,269           --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION VALUE PER UNIT:
Standard unit .....................................................   $0.861593       $     --           $0.852370    $      --
Enhanced unit:
   20 bp reduced ..................................................    0.861875             --            0.852645           --
   40 bp reduced ..................................................    0.862154             --               --              --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     41
================================================================================

            Ariel                       Ariel Appreciation                   Lou Holland                       Dreyfus
             Fund                               Fund                         Growth Fund                   Basic GNMA Fund
          Division 68                       Division 69                      Division 70                      Division 71
-------------------------------    -----------------------------   -------------------------------  -------------------------------
For the Period       For the        For the Period     For the      For the Period     For the       For the Period      For the
Dec. 8, 2000 to     Year Ended     Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended
 December 31,      December 31,     December 31,    December 31,    December 31,      December 31,     December 31,    December 31,
    2000              1999             2000             1999            2000              1999             2000            1999
-------------------------------    -----------------------------   -------------------------------  -------------------------------
 $     (39)       $       --         $     (59)     $     --        $     (28)         $     --         $   1,200       $      --
        --                --            (1,377)           --               --                --                36              --
        --                --                --            --            6,073                --                --              --

     7,203                --             9,928            --           (7,244)               --             2,517              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
     7,164                --             8,492            --           (1,199)               --             3,753              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

     2,772                --             5,412            --           12,993                --               583              --

       (13)               --              (414)           --              (14)               --               (24)             --
        --                --                --            --               --                --                --              --
   167,577                --           196,094            --          134,040                --           880,670              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

   170,336                --           201,092            --          147,019                --           881,229              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
   177,500                --           209,584            --          145,820                --           884,982              --

        --                --                --            --               --                --                --              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
 $ 177,500        $       --         $ 209,584      $     --        $ 145,820          $     --         $ 884,982       $      --
 =========        ============       =========      ==========      =========          ==========       =========       ===========

December 31,      December 31,     December 31,    December 31,     December 31,     December 31,     December 31,     December 31,
   2000               1999            2000              1999            2000             1999             2000             1999
------------------------------     ----------------------------     -----------------------------     -----------------------------
  159,237                 --           196,941            --           156,879                --           734,031             --

      364                 --                32            --                24                --           122,043             --
      128                 --               119            --               304                --                --             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------
  159,729                 --           197,092            --           157,207                --           856,074             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------

$1.111262         $       --         $1.063397     $      --         $0.927571          $     --         $1.033719      $      --

 1.111621                 --          1.063740            --          0.927871                --          1.034056             --
 1.111980                 --          1.064087            --          0.928172                --                --             --

--------------------------------------------------------------------------------

================================================================================
42                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS I                       NAF VPS I
                                                                             T. Rowe Price                   T. Rowe Price
                                                                       Blue Chip Growth Fund              Health Sciences Fund
                                                                             Division 72                       Division 73
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the       For the Period      For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                        2000             1999             2000            1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:
Net investment income (loss) .....................................   $       701         $     --        $    1,741        $     --
Net realized gain (loss) on investments ..........................          (204)              --                --              --
Capital gains distributions from mutual funds ....................            --               --                --              --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................       (24,288)              --            80,133              --
                                                                     -----------         --------        ----------        --------
   Increase (decrease) in net assets resulting from operations ...       (23,791)              --            81,874              --
                                                                     -----------         --------        ----------        --------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         6,556               --            29,990              --
Surrenders of accumulation units
   by terminations and withdrawals ...............................           (63)              --            (1,241)             --
Annuity benefit payments .........................................            --               --                --              --
Amounts transferred interdivision and from (to)
   VALIC general account, net.....................................     1,283,484               --         3,386,805              --
                                                                     -----------         --------        ----------        --------

   Increase (decrease) in net assets resulting from
     principal transactions ......................................     1,289,977               --         3,415,554              --
                                                                     -----------         --------        ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,266,186               --         3,497,428              --

NET ASSETS:
Beginning of period ..............................................            --               --                --              --
                                                                     -----------         --------        ----------        --------
End of period ....................................................   $ 1,266,186         $     --        $3,497,428        $     --
                                                                     ===========         ========        ==========        ========

                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000           1999             2000              1999
                                                                     ----------------------------     -----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    1,336,967                --       3,398,890                --
Enhanced units:
   20 bp reduced .................................................        2,574                --          60,141                --
   40 bp reduced .................................................       19,493                --          36,838                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION UNITS AT END OF PERIOD ..............................    1,359,034                --       3,495,869                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................   $ 0.931672          $     --      $ 1.000434       $        --
Enhanced unit:
   20 bp reduced .................................................     0.931970                --        1.000753                --
   40 bp reduced .................................................     0.932275                --        1.001080                --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        43
================================================================================

Note A - Organization
     The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established on April 18, 1979 and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Annuity Life Insurance Company ("VALIC") is an indirect wholly owned subsidiary of American General Corporation. The Separate Account is divided into 69 sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the mutual funds ("Funds") listed below. As of October 1, 2000, American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 3 ("AGSPC 3") changed names to North American Funds Variable Product Series I ("NAF VPS I") and North American Funds Variable Product Series II ("NAF VPS II"), respectively. The Funds that make up the two series have also changed their names as shown below.

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC)                                   New Fund Name (NAF VPS I)
------------------------------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund                           NAF VPS I AG Asset Allocation Fund (Division 5)
American General Capital Conservation Fund                       NAF VPS I AG Capital Conservation Fund (Division 1 and 7)
American General Government Securities Fund                      NAF VPS I AG Government Securities Fund (Division 8)
American General Growth Fund                                     NAF VPS I Core Equity Fund (Division 15)
American General Growth & Income Fund                            NAF VPS I AG Growth & Income Fund (Division 16)
American General International Equities Fund                     NAF VPS I AG International Equities Fund (Division 11)
American General International Government Bond Fund              NAF VPS I AG International Government Bond Fund (Division 13)
American General MidCap Index Fund                               NAF VPS I AG MidCap Index Fund (Division 4)
American General Money Market                                    NAF VPS I AG 1 Money Market Fund (Division 2 and 6)
American General Science & Technology Fund                       NAF VPS I T. Rowe Price Science & Technology Fund (Division 17)
American General Small Cap Index Fund                            NAF VPS I AG Small Cap Index Fund (Division 14)
American General Social Awareness Fund                           NAF VPS I AG Social Awareness Fund (Division 12)
American General Stock Index Fund                                NAF VPS I AG Stock Index Fund (Divisions 10A, B, C, and D)
Not applicable ("N/A")                                           NAF VPS I AG Nasdaq-100(R)Index Fund (Division 46)
N/A                                                              NAF VPS I Putnam Opportunities Fund (Division 45)
N/A                                                              NAF VPS I T. Rowe Price Blue Chip Growth Fund (Division 72)
N/A                                                              NAF VPS I T. Rowe Price Health Sciences Fund (Division 73)
N/A                                                              NAF VPS I American Century Income & Growth Fund (Division 21)
N/A                                                              NAF VPS I American Century International Growth Fund (Division 20)
N/A                                                              NAF VPS I Founders Large Cap Growth Fund (Division 30)
N/A                                                              NAF VPS I Founders/T. Rowe Price Small Cap Fund (Division 18)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC 3)                                 New Fund Name (NAF VPS II)
------------------------------------------------------------------------------------------------------------------------------------
American General International Growth Fund                       NAF VPS II International Growth Fund (Division 33)
American General Large Cap Growth Fund                           NAF VPS II Goldman Sachs Large Cap Growth Fund (Division 39)
American General Mid Cap Growth Fund                             NAF VPS II INVESCO MidCap Growth Fund (Division 37)
American General Small Cap Growth Fund                           NAF VPS II J.P. Morgan Small Cap Growth Fund (Division 35)
American General International Value Fund                        Substituted 12/8/2000 into NAF VPS II International Growth Fund
American General Large Cap Value Fund                            NAF VPS II State Street Large Cap Value Fund (Division 40)
American General Mid Cap Value Fund                              NAF VPS II Neuberger Berman MidCap Value Fund (Division 38)
American General Small Cap Value Fund                            NAF VPS II Small Cap Value Fund (Division 36)
American General Socially Responsible Fund                       NAF VPS II AG Socially Responsible Fund (Division 41)
American General Balanced Fund                                   Substituted 12/8/2000 into NAF VPS II AG Moderate Growth Lifestyle
American General High Yield Bond Fund                            NAF VPS II AG High Yield Bond Fund (Division 60)
American General Strategic Bond Fund                             NAF VPS II AG Strategic Bond Fund (Division 59)
American General Domestic Bond Fund                              Substituted 12/8/2000 into NAF VPS II AG Core Bond
American General Core Bond                                       NAF VPS II AG Core Bond Fund (Division 58)
American General Money Market Fund                               NAF VPS II AG 2 Money Market Fund (Division 44)
American General Aggressive Growth Lifestyle Fund                NAF VPS II AG Aggressive Growth Lifestyle Fund (Division 48)
American General Moderate Growth Lifestyle Fund                  NAF VPS II AG Moderate Growth Lifestyle Fund (Division 49)
American General Conservative Growth Lifestyle Fund              NAF VPS II AG Conservative Growth Lifestyle Fund (Division 50)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
 44             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note A - Organization (continued)

American Century Ultra Fund, Division 31
Evergreen Growth and Income Fund, Class A - (Division 56) Evergreen Small Cap Value Fund, Class A - (Division 55) Evergreen Value Fund, Class A - (Division 57)
Putnam Global Growth Fund, Class A (Division 28)
Putnam New Opportunities Fund, Class A (Division 26)
Putnam OTC & Emerging Growth Fund, Class A (Division 27) Templeton Variable Products Series Fund:
   Templeton Asset Strategy Fund, Class 1 (Division 19) Templeton Foreign Fund, Class A (Division 32)
Vanguard LifeStrategy Conservative Growth Fund (Division 54) Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Janus Adviser Worldwide Fund (Division 47)
Janus Fund (Division 61)
INVESCO Blue Chip Growth Fund, Investor Class (Division 62) Warburg Pincus Small Company Growth Fund,
   Common Class (Division 63)
MAS Mid Cap Growth Portfolio, Adviser Class (Division 64) Evergreen Special Equity Fund, Class A (Division 65)
Sit Small Cap Growth Fund (Division 66)
Sit Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus Basic GNMA Fund (Division 71)

     Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999. Divisions 45 and 46 became available to contract holders of the Separate Account effective October 2, 2000. Divisions 72 and 73 became available to contract holders of the Separate Account effective November 1, 2000. Divisions 47 and 61 through 71 inclusive, became available to contract holders of the Separate Account effective December 8, 2000.

     VALIC serves as transfer agent and accounting services agent to NAF VPS I and NAF VPS II. American General Advisers, a division of VALIC, serves as investment adviser for NAF VPS I and NAF VPS II. American General Investment Management, L.P., an affiliate of the adviser, serves as investment sub-adviser to certain NAF VPS II Funds. The remaining Funds are managed by third-party portfolio managers.

     Effective December 8, 2000, several Funds of NAF VPS II (former AGSPC 3) and other third party Funds offered through Separate Account divisions were substituted for Funds in NAF VPS I and NAF VPS II. The substitution occured as follows:

                                                            Net Assets at
                                                            Time of
Replaced Funds                                              Substitution    Substitute Funds
--------------                                              ------------    ----------------
Dreyfus Founders Growth Fund (Division 30)                  $854,001,806    NAF VPS I Founders Large Cap Growth Fund (Division 30)
Templeton International Fund (Division 20)                  $659,083,807    NAF VPS I American Century International Growth Fund
                                                                            (Division 20)
Neuberger & Berman Guardian Trust Fund (Division 29)        $ 51,705,952    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
Scudder Growth & Income Fund (Division 21)                  $222,606,110    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
T. Rowe Price Small Cap Fund (Division 51)                  $ 15,841,298    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
Dreyfus Small Cap Portfolio (Division 18)                   $815,503,691    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
American General Domestic Bond Fund (Division 43)           $  1,998,791    NAF VPS II AG Core Bond Fund (Division 58)
American General Balanced Fund (Division 42)                $ 11,963,587    NAF VPS II AG Moderate Growth Lifestyle Fund
                                                                            (Division 49)
American General International Value Fund (Division 34)     $  9,416,484    NAF VPS II International Growth Fund (Division 33)

     The substitutions are expected to result in enhanced administrative efficiency and improved choices for the participants. The substitution took place at net assets as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by VALIC.

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

     In addition to the 69 divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and Independence Plus prospectus for a complete description of the available Funds and fixed account.

     Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           45
================================================================================


Note B -- Summary of Significant Accounting Policies

     The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Investment Valuation. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

     Investment Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     Annuity Reserves. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     Accumulation Units. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

Note C -- Transactions with Affiliates
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the average daily net assets of each division, is assessed daily based on the following annual rates:

          Divisions                      Standard Charge
          ---------------------------------------------------------------------
          10B                            0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
          ---------------------------------------------------------------------
          1, 2, 4 through 8,             1.00%
          10A, 10C and 10D,
          11 through 18,
          20, 21, and 30
          33 through 44,
          48 through 50,
          58 through 60
          and 72 and 73
          ---------------------------------------------------------------------
          19, 22 through 28             1.25%
          31, 32 and 47
          52 through 57 and
          61 through 71
          ---------------------------------------------------------------------

================================================================================
 46                      NOTES TO FINANCIAL STATEMENTS
================================================================================

Note C-- Transactions with Affiliates (continued)

     Certain Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's standard charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

          Divisions                           Expense Reduction
          ------------------------------------------------------------------
          22 and 23,                          0.25%
          26 through 28,
          32, 33, 35 through 41, and 44,
          47 through 50,
          55 through 71
          ------------------------------------------------------------------
          31                                  0.20% on the first $75 million
                                              0.25% on the excess over $75
                                              million
          ------------------------------------------------------------------

     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

     Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

          Divisions                           Expense Limitations
          ---------------------------------------------------------------------
          10A                                 1.4157% on the first $359,065,787
                                              1.36% on the next $40,934,213
                                              1.32% on the excess over $400
                                              million
          ---------------------------------------------------------------------
          10B                                 0.6966% on the first $25,434,267
                                              0.50% on the next $74,565,733
                                              0.25% on the excess over $100
                                              million
          ---------------------------------------------------------------------

     Accordingly, during the years ended December 31, 2000 and 1999, VALIC reduced expenses of Division 10B by $37,886 and $94,122, respectively.

     A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,228,455 and $6,506,341 for the periods ended December 31, 2000 and 1999, respectively.

     VALIC received surrender charges of $8,088,514 and $6,181,873 for the periods ended December 31, 2000 and 1999, respectively. In addition, VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively.

     VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the NAF VPS II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. Capital surplus amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

================================================================================
                                NOTES TO FINANCIAL STATEMENTS                47
================================================================================


Note D -- Investments

The cost of Fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000:

                                                                                                                       Unrealized
                                                                             Market                                   Appreciation
Underlying Fund                                     Division       Shares    Price        Market          Cost       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation.............       1 & 7        5,581,624  $ 9.23  $   51,518,393  $   52,718,980  $   (1,200,587)
NAF VPS I AG 1 Money Market...................       2 & 6      499,042,586    1.00     499,042,586     499,042,586              --
NAF VPS I AG MidCap Index.....................           4       50,509,894   19.65     992,519,408   1,000,111,970      (7,592,562)
NAF VPS I AG Asset Allocation ................           5       16,871,393   13.05     220,171,681     213,805,085       6,366,596
NAF VPS I AG Government Securities............           8        9,033,366   10.13      91,507,999      91,304,944         203,055
NAF VPS I AG Stock Index......................   10A, B, C & D  123,587,525   38.80   4,795,195,977   3,044,956,305   1,750,239,672
NAF VPS I AG International Equities...........          11       13,075,029    9.90     129,442,791     156,885,581     (27,442,790)
NAF VPS I AG Social Awareness.................          12       23,697,787   22.39     530,593,450     492,328,888      38,264,562
NAF VPS I AG International Government Bond....          13       10,434,521   10.74     112,066,758     116,396,971      (4,330,213)
NAF VPS I AG Small Cap Index..................          14       16,471,737   13.75     226,486,385     262,867,612     (36,381,227)
NAF VPS I Core Equity.........................          15       68,662,913   14.30     981,879,653   1,141,859,915    (159,980,262)
NAF VPS I AG Growth & Income..................          16       17,082,048   15.51     264,942,567     288,253,805     (23,311,238)
NAF VPS I T. Rowe Price Science & Technology..          17      114,919,131   22.58   2,594,873,974   3,155,593,118    (560,719,144)
NAF VPS I Founders/T. Rowe Price
   Small Cap Index............................          18       80,063,513    9.59     767,809,090     800,624,927     (32,815,837)
Templeton Asset Allocation....................          19       14,959,353   19.22     287,518,770     308,756,929     (21,238,159)
NAF VPS I American Century
   International Growth.......................          20       65,501,592    9.92     649,775,791     655,008,544      (5,232,753)
NAF VPS I American Century
   Income & Growth............................          21       26,777,082    9.79     262,147,637     267,748,285      (5,600,648)
Vanguard Fixed Income Securities:
   Long-Term Corporate........................          22        8,768,118    8.45      74,090,594      77,435,956      (3,345,362)
   Long-Term Treasury.........................          23       17,991,915   10.90     196,111,873     192,303,654       3,808,219
Vanguard Windsor II...........................          24       28,019,190   27.20     762,121,966     820,999,580     (58,877,614)
Vanguard Wellington...........................          25       20,016,438   28.21     564,663,717     597,216,578     (32,552,861)
Putnam New Opportunities, Class A.............          26       17,785,180   58.62   1,042,567,268   1,203,498,998    (160,931,730)
Putnam OTC & Emerging Growth, Class A.........          27       29,397,284   13.92     409,210,198     804,358,059    (395,147,861)
Putnam Global Growth, Class A.................          28       51,947,481   10.90     566,227,548     739,670,249    (173,442,701)
Dreyfus Founders Growth.......................          30       83,365,826    8.97     747,791,467     833,349,460     (85,557,993)
American Century Ultra .......................          31       34,232,046   32.37   1,108,091,336   1,260,978,046    (152,886,710)
Templeton Foreign, Class A....................          32       31,532,473   10.34     326,045,773     314,483,387      11,562,386
NAF VPS II International Growth ..............          33        1,456,606   12.48      18,178,447      18,859,884        (681,437)
NAF VPS II Small Cap Growth...................          35        1,659,133   14.41      23,908,109      28,694,311      (4,786,202)
NAF VPS II Small Cap Value....................          36          760,971   10.80       8,218,486       7,895,307         323,179
NAF VPS II Mid Cap Growth.....................          37        1,326,410    9.28      12,309,083      15,474,205      (3,165,122)
NAF VPS II Neuberger Berman Mid Cap Value.....          38        1,892,405   13.99      26,474,746      24,166,142       2,308,604
NAF VPS II Large Cap Growth...................          39        1,901,390   11.93      22,683,579      26,763,843      (4,080,264)
NAF VPS II Large Cap Value....................          40          523,388   11.42       5,977,085       5,662,011         315,074
NAF VPS II AG Socially Responsible............          41        1,080,365   12.24      13,223,667      12,918,294         305,373
NAF VPS II AG Money Market....................          44       31,490,350    1.00      31,490,350      31,490,350              --
NAF VPS II Putnam Opportunities...............          45           11,485    7.91          90,844          88,806           2,038
NAF VPS II Nasdaq-100(R) Index................          46          468,359    6.63       3,105,221       3,315,944        (210,723)
NAF VPS II Janus Worldwide....................          47           63,061   37.20       2,345,856       2,424,935         (79,079)
NAF VPS II AG Growth Lifestyle Fund...........          48        1,461,023   10.32      15,077,758      17,379,326      (2,301,568)
NAF VPS II AG Moderate Growth Lifestyle.......          49        2,196,438   10.92      23,985,106      26,270,066      (2,284,960)
NAF VPS II AG Conservative Growth Lifestyle...          50        1,387,903    9.95      13,809,639      15,488,806      (1,679,167)
Vanguard LifeStrategy Growth..................          52        1,968,976   19.59      38,572,241      40,092,706      (1,520,465)
Vanguard LifeStrategy Moderate Growth.........          53        2,505,848   17.24      43,200,815      44,143,160        (942,345)
Vanguard LifeStrategy Conservative Growth.....          54          524,561   14.70       7,711,045       7,859,457        (148,412)
Evergreen Small Cap Value, Class A............          55           48,402   17.57         850,430         804,222          46,208

--------------------------------------------------------------------------------

================================================================================
 48                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Note D-- Investments (continued)

                                                                                                                       Unrealized
                                                                         Market                                       Appreciation
Underlying Fund                                       Division   Shares  Price       Market            Cost          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Growth and Income, Class A............         56       5,625  $26.60 $       149,620   $         157,241 $        (7,621)
Evergreen Value, Class A........................         57      17,182   20.08         346,425             361,547         (15,122)
NAF VPS II AG Core Bond.........................         58     796,773    9.64       7,680,894           7,834,984        (154,090)
NAF VPS II AG Strategic Bond....................         59     628,319    9.30       5,843,370           6,242,407        (399,037)
NAF VPS II AG High Yield Bond...................         60     671,173    8.13       5,456,638           6,570,113      (1,113,475)
Janus...........................................         61      94,064   33.29       3,131,422           3,480,109        (348,687)
INVESCO Blue Chip, Investor Class...............         62     156,326    5.15         805,081             929,800        (124,719)
Warburg Pincus Small Co. Growth, Common Class...         63      20,943   21.04         440,647             451,129         (10,482)
MAS Mid Cap Growth, Adviser Class...............         64      22,946   24.48         561,749             639,656         (77,907)
Evergreen Special Equity........................         65      10,738   12.16         130,578             129,824             754
Sit Small Cap Growth............................         66      12,921   35.16         454,301             464,033          (9,732)
Sit Mid Cap Growth..............................         67      14,691   16.03         235,495             243,380          (7,885)
Ariel...........................................         68       5,282   33.61         177,526             170,323           7,203
Ariel Appreciation..............................         69       6,443   32.53         209,603             199,675           9,928
Lou Holland.....................................         70       8,136   18.66         151,871             159,115          (7,244)
Dreyfus Basic GNMA..............................         71      59,040   14.99         885,006             882,489           2,517
NAF VPS I T. Rowe Price Blue Chip Growth........         72     135,864    9.32       1,266,300           1,290,588         (24,288)
NAF VPS I T. Rowe Price Health Sciences.........         73     349,418   10.01       3,497,692           3,417,559          80,133)
                                                                                ---------------   ----------------- ---------------
   Total........................................                                $19,597,051,375   $  19,755,974,159 $  (158,922,784)
                                                                                ---------------   ----------------- ---------------

Note E -- Federal Income Taxes

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note F - Security Purchases and Sales

For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation Division 1.............................  $       480,315     $      1,232,605
NAF VPS I AG Capital Conservation Division 7.............................        7,791,575           13,255,196
NAF VPS I AG 1 Money Market Division 2...................................        6,940,781            6,887,463
NAF VPS I AG 1 Money Market Division 6...................................      713,603,521          678,568,993
NAF VPS I AG Mid Cap Index Division 4....................................      297,872,033           95,801,560
NAF VPS I AG Asset Allocation Division 5.................................       28,791,732           37,910,591
NAF VPS I AG Government Securities Division 8............................       17,294,326           24,314,357
NAF VPS I AG Stock Index Division 10A....................................      155,520,367           84,195,719
NAF VPS I AG Stock Index Division 10B....................................        1,124,936            7,063,208
NAF VPS I AG Stock Index Division 10C....................................      351,529,062          190,930,035
NAF VPS I AG Stock Index Division 10D....................................        4,291,735           12,446,605
NAF VPS I AG International Equities Division 11..........................      177,966,484          178,171,459
NAF VPS I AG Social Awareness Division 12................................       37,268,434           46,419,675
NAF VPS I AG International Government Bond Division 13...................       83,742,745          111,383,740
NAF VPS I AG Small Cap Index Division 14.................................       80,309,779           55,858,625
NAF VPS I AG Core Equity Division 15.....................................      342,530,415          179,486,388
NAF VPS I AG Growth & Income Division 16.................................       63,442,624           47,330,038
NAF VPS I T. Rowe Price Science & Technology Division 17.................    1,343,934,803          152,504,135
NAF VPS I Founders/T. Rowe Price Small Cap Division 18...................      852,227,023          935,702,539
Templeton Asset Allocation Division 19...................................       66,074,457           45,678,418
NAF VPS I American Century International Growth Division 20..............      821,598,323          850,085,663
NAF VPS I American Century Income & Growth Division 21...................      285,622,327          260,994,012
Vanguard Long-Term Corporate Division 22.................................       16,308,982           13,397,373

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           49
================================================================================


Note F - Security Purchases and Sales (continued)

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Division 23..................................  $    79,898,588     $     44,155,795
Vanguard Windsor II Division 24..........................................      100,239,752          127,064,207
Vanguard Wellington Division 25..........................................       74,561,736           83,690,522
Putnam New Opportunities, Class A Division 26............................      589,947,401           34,840,800
Putnam OTC & Emerging Growth, Class A Division 27........................      629,765,849          117,481,384
Putnam Global Growth, Class A Division 28................................      431,726,882           58,444,253
Neuberger Berman Guardian Trust Division 29..............................        7,204,766           64,855,676
NAF VPS I Founders Large Cap Growth Division 30..........................    1,193,048,315          886,932,967
Twentieth Century Ultra Division 31......................................      505,885,583           27,258,545
Templeton Foreign, Class A Division 32...................................       72,823,631           57,252,020
NAF VPS II International Growth Division 33..............................       15,150,348            1,193,359
NAF VPS II International Value Division 34...............................        3,662,612           10,211,966
NAF VPS II J.P. Morgan Small Cap Growth Division 35......................       19,291,310            2,224,877
NAF VPS II Small Cap Value Division 36...................................        3,759,254              273,204
NAF VPS II INVESCO Mid Cap Growth Division 37............................       10,945,697            2,036,904
NAF VPS II Neuberger Berman Mid Cap Value Division 38....................       17,184,865            1,572,139
NAF VPS II Goldman Sachs Large Cap Growth Division 39....................       11,312,351            2,783,658
NAF VPS II State Street Large Cap Value Division 40......................        1,865,937              580,511
NAF VPS II AG Socially Responsible Division 41...........................        3,893,678            1,359,901
NAF VPS II Balanced Division 42..........................................        2,819,691           12,700,547
NAF VPS II Domestic Bond Division 43.....................................          698,565            2,606,272
NAF VPS II AG 2 Money Market Division 44.................................       35,692,295           15,755,665
NAF VPS I Putnam Opportunities Division 45...............................          171,733               69,878
NAF VPS I Nasdaq-100(R) Index Division 46................................        3,514,679              136,929
Janus Adviser Worldwide Division 47......................................        2,479,588               49,564
NAF VPS II AG Aggressive Growth Lifestyle Division 48....................       10,121,153            1,633,313
NAF VPS II AG Moderate Growth Lifestyle Division 49......................       16,754,075            1,996,352
NAF VPS II AG Conservative Growth Lifestyle Division 50..................        7,155,218              986,035
T. Rowe Price Small Cap Division 51......................................        7,053,803           17,222,016
Vanguard Growth Lifestrategy Division 52.................................       19,841,634            2,970,424
Vanguard Moderate Growth Lifestrategy Division 53........................       16,789,244            3,408,146
Vanguard Conservative Growth Lifestrategy Division 54....................        3,944,508            1,355,948
Evergreen Small Cap Equity Income, Class A Division 55...................          806,633                2,721
Evergreen Growth & Income, Class A Division 56...........................          157,474                5,525
Evergreen Value Large Cap, Class A Division 57...........................          362,212                5,123
NAF VPS II AG Core Bond Division 58......................................        2,557,724              168,465
NAF VPS II AG Strategic Bond Division 59.................................          920,111              203,072
NAF VPS II AG High Yield Bond Division 60................................        1,066,589              206,569
Janus Fund Division 61...................................................        3,480,109                    -
INVESCO Blue Chip Growth, Investor Class Division 62.....................        1,012,476               62,715
Warbug Pincus Small Company Growth, Common Class Division 63.............          458,864                6,639
MAS Mid Cap Growth, Adviser Class Division 64............................          724,927               77,608
Evergreen Special Equity Division 65.....................................          129,824                    -
Sit Small Cap Growth Division 66.........................................          464,142                   84
Sit Mid Cap Growth Division 67...........................................          251,507                5,635
Ariel Fund Division 68...................................................          170,323                    -
Ariel Appreciation Division 69...........................................          218,691               17,639
Lou Holland Growth Division 70...........................................          159,115                    -
Dreyfus Basic GNMA Division 71...........................................          895,548               13,095
NAF VPS I T. Rowe Price Blue Chip Growth Division 72.....................        1,292,919                2,127
NAF VPS I T. Rowe Price Health Sciences Division 73......................        3,417,559                    -
                                                                           ------------------------------------
Total....................................................................  $ 9,674,018,267     $  5,615,499,191
                                                                           ====================================

--------------------------------------------------------------------------------

================================================================================
 50             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units

The Company offers contract owners standard units, enhanced -20bp units, and enhanced -40bp units. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                                            NAF VPS I AG                     NAF VPS I AG
                                                                      Capital Conservation Fund      Capital Conservation Fund
                                                                             Division 1                       Division 7
                                                                    ---------------------------     ---------------------------
                                                                       For the        For the          For the        For the
                                                                     Year Ended     Year Ended       Year Ended     Year Ended
                                                                    December 31,   December 31,     December 31,   December 31,
                                                                        2000           1999             2000           1999
                                                                    ---------------------------     ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................     1,415,413        1,689,443      24,749,727     28,751,662
Accumulation units for purchase payments received .............        15,340            7,625       1,505,124      2,493,112
Decrease for surrendered contracts ............................      (175,671)        (163,729)     (2,273,285)    (2,451,317)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (93,067)        (117,926)     (3,325,211)    (4,043,730)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................     1,162,015        1,415,413      20,656,355     24,749,727
                                                                    ---------------------------     ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................            --               --          95,480             --
Accumulation units for purchase payments received .............            --               --          17,064          1,311
Decrease for surrendered contracts ............................            --               --         (18,017)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --         147,326         94,169
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         241,853         95,480
                                                                    ---------------------------     ---------------------------


ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................            --               --         194,756             --
Accumulation units for purchase payments received .............            --               --          34,086        215,255
Decrease for surrendered contracts ............................            --               --         (18,767)       (14,186)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --          (9,077)        (6,313)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         200,998        194,756
                                                                    ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     1,162,015        1,415,413      21,099,206     25,039,963
                                                                    ===========================     ===========================

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           51
================================================================================

         NAF VPS I AG 1                  NAF VPS I AG 1                  NAF VPS I AG                    NAF VPS I AG
       Money Market Fund               Money Market Fund               MidCap Index Fund             Asset Allocation Fund
          Division 2                      Division 6                      Division 4                      Division 5
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
    For the         For the         For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2000            1999            2000            1999            2000            1999            2000            1999
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,632,469       1,700,333     233,940,123     147,547,687     151,288,816     169,039,887      61,240,667      60,237,818
      13,538          56,091      68,218,866      64,720,255       8,352,926      10,966,999       3,264,542       4,778,895
    (178,127)       (110,243)    (50,409,051)    (43,563,597)    (10,598,028)     (9,762,355)     (4,639,385)     (4,216,934)

     134,104         (13,712)    (11,632,979)     65,235,778      (2,846,247)    (18,955,715)     (6,906,247)        440,888
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,601,984       1,632,469     240,116,959     233,940,123     146,197,467     151,288,816      52,959,577      61,240,667
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       9,613,663       5,325,479         523,908              --         673,135              --
          --              --       1,054,846       5,728,071         147,930          21,494         100,331          15,305
          --              --        (377,305)     (3,440,849)        (27,313)         (2,594)        (17,397)         (2,562)

          --              --         897,704       2,000,962       1,395,835         505,008         322,250         660,392
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --      11,188,908       9,613,663       2,040,360         523,908       1,078,319         673,135
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       7,687,167             476       1,244,725              --         516,580          31,350
          --              --       3,464,938       7,200,089         439,935       1,132,848         157,851         595,375
          --              --      (2,101,718)       (660,765)       (129,517)        (58,056)        (85,779)        (22,434)

          --              --        (165,168)      1,147,367         499,605         169,933         (46,685)        (87,711)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --       8,885,219       7,687,167       2,054,748       1,244,725         541,967         516,580
 ----------------------------    ----------------------------    ----------------------------    ----------------------------

   1,601,984       1,632,469     260,191,086     251,240,953     150,292,575     153,057,449      54,579,863      62,430,382
 ============================    ============================    ============================    ============================

================================================================================
 52                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS I AG                  NAF VPS I AG
                                                                   Government Securities Fund         Stock Index Fund
                                                                           Division 8                   Division 10A
                                                                  ---------------------------   ---------------------------
                                                                     For the        For the        For the        For the
                                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                                  December 31,   December 31,   December 31,   December 31,
                                                                      2000           1999           2000           1999
                                                                  ---------------------------   ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    45,292,728     53,729,671     21,421,375     23,726,504
Accumulation units for purchase payments received .............     3,067,979      5,094,626         99,474        117,449
Decrease for surrendered contracts ............................    (3,648,203)    (4,248,881)    (1,908,463)    (1,676,844)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (5,508,659)    (9,282,688)      (656,556)      (745,734)
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................    39,203,845     45,292,728     18,955,830     21,421,375
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................       243,537             --             --             --
Accumulation units for purchase payments received .............        63,909          1,786             --             --
Decrease for surrendered contracts ............................        (4,349)          (384)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       521,152        242,135             --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       824,249        243,537             --             --
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       338,782             --             --             --
Accumulation units for purchase payments received .............        54,419        464,706             --             --
Decrease for surrendered contracts ............................       (20,978)       (31,972)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (131,733)       (93,952)            --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       240,490        338,782             --             --
                                                                  ---------------------------   ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    40,268,584     45,875,047     18,955,830     21,421,375
                                                                  ===========================   ===========================

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    53
================================================================================

          NAF VPS I AG                    NAF VPS I AG                     NAF VPS I AG                   NAF VPS I AG
        Stock Index Fund                Stock Index Fund                 Stock Index Fund         International Equities Fund
          Division 10B                    Division 10C                     Division 10D                   Division 11
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
    For the          For the        For the         For the          For the         For the        For the         For the
  Year Ended       Year Ended     Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
 December 31,     December 31,   December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
     2000             1999           2000            1999             2000            1999           2000            1999
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
   1,005,615       1,131,113     766,975,696     691,680,049       5,858,523       6,655,796      94,415,343     101,811,751
       7,099           3,915     106,069,942      85,102,067          39,387          65,246       5,061,421       7,361,259
    (113,409)       (115,209)    (55,968,481)    (41,025,586)       (478,732)       (477,997)     (7,416,865)     (6,365,745)

     (30,395)        (14,204)    (33,083,152)     31,219,166        (356,906)       (384,522)     (8,720,329)     (8,391,922)
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
     868,910       1,005,615     783,994,005     766,975,696       5,062,272       5,858,523      83,339,570      94,415,343
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      18,855,858       6,859,835              --              --         348,851              --
          --              --       2,042,764       8,137,446              --              --         237,688          19,671
          --              --     (15,057,141)        (34,067)             --              --        (128,718)         (6,362)

          --              --      26,784,691       3,892,644              --              --       1,080,998         335,542
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      32,626,172      18,855,858              --              --       1,538,819         348,851
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      11,637,991          30,811              --              --         274,636              --
          --              --       3,340,212       9,139,755              --              --          41,354         196,432
          --              --        (982,376)       (357,391)             --              --         (11,128)         (3,786)

          --              --        (449,878)      2,824,816              --              --        (104,071)         81,990
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      13,545,949      11,637,991              --              --         200,791         274,636
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

     868,910       1,005,615     830,166,126     797,469,545       5,062,272       5,858,523      85,079,180      95,038,830
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

================================================================================
 54             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                            NAF VPS I AG
                                                                           NAF VPS I AG               International Government
                                                                       Social Awareness Fund                 Bond Fund
                                                                            Division 12                     Division 13
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    136,226,993     114,382,494      90,136,603      97,473,851
Accumulation units for purchase payments received .............     20,365,917      21,095,739      11,451,182      12,093,970
Decrease for surrendered contracts ............................     (8,452,216)     (5,774,213)     (9,804,819)     (5,469,289)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (17,807,539)      6,522,973     (20,698,718)    (13,961,929)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................    130,333,155     136,226,993      71,084,248      90,136,603
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      3,028,346       1,218,871       1,058,856         408,156
Accumulation units for purchase payments received .............        290,250       1,105,489         101,811         256,956
Decrease for surrendered contracts ............................     (2,334,174)         (1,614)       (744,053)           (349)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      3,418,863         705,600       1,444,501         394,093
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................      4,403,285       3,028,346       1,861,115       1,058,856
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................        631,193           1,451         308,660           1,531
Accumulation units for purchase payments received .............        132,377         829,652          30,762         731,209
Decrease for surrendered contracts ............................        (72,982)       (110,191)        (26,557)        (50,362)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (37,438)        (89,719)        (20,344)       (373,718)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................        653,150         631,193         292,521         308,660
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    135,389,590     139,886,532      73,237,884      91,504,119
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           55
================================================================================

                                                                                                         NAF VPS I
         NAF VPS I AG                    NAF VPS I                      NAF VPS I AG                   T. Rowe Price
     Small Cap Index Fund            Core Equity Fund              Growth & Income Fund          Science & Technology Fund
         Division 14                    Division 15                     Division 16                     Division 17
---------------------------    ----------------------------    ----------------------------    ----------------------------
   For the        For the         For the         For the         For the         For the         For the         For the
 Year Ended     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
December 31,   December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
    2000           1999            2000            1999            2000            1999            2000            1999
---------------------------    ----------------------------    ----------------------------    ----------------------------
94,031,183     107,321,016     460,108,285     494,997,996     124,329,201     129,550,695     517,699,561     418,601,069
 6,840,735       9,771,905      49,862,011      59,686,335      10,027,033      12,510,229      84,872,257      55,483,486
(6,986,624)     (6,274,128)    (30,786,493)    (26,719,865)     (9,346,988)     (7,914,402)    (37,876,177)    (22,697,270)

(3,099,111)    (16,787,610)    (82,015,083)    (67,856,181)    (14,991,004)     (9,817,321)     29,578,383      66,312,276
---------------------------    ----------------------------    ----------------------------    ----------------------------
90,786,183      94,031,183     397,168,720     460,108,285     110,018,242     124,329,201     594,274,024     517,699,561
---------------------------    ----------------------------    ----------------------------    ----------------------------


   522,127            --         8,377,232       4,324,799         660,621            --        11,744,052       3,228,389
   221,479          17,478         580,736       1,781,493         239,585           7,488       1,830,123       5,480,195
   (31,622)         (3,285)     (6,178,071)         (3,803)        (87,011)           (792)     (8,722,305)         (7,823)

 1,046,995         507,934       8,188,241       2,274,743         712,264         653,925      19,598,532       3,043,291
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,758,979         522,127      10,968,138       8,377,232       1,525,459         660,621      24,450,402      11,744,052
---------------------------    ----------------------------    ----------------------------    ----------------------------


   949,989          58,824       3,034,597           3,571         704,903            --         3,286,480           6,377
   330,955         889,779         463,208       3,640,779         188,457         896,032         641,497       3,089,250
   (76,568)        (29,252)       (261,439)       (294,211)        (60,399)        (67,780)       (698,260)       (148,636)

   233,274          30,638        (434,231)       (315,542)        (87,268)       (123,349)        830,638         339,489
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,437,650         949,989       2,802,135       3,034,597         745,693         704,903       4,060,355       3,286,480
---------------------------    ----------------------------    ----------------------------    ----------------------------

93,982,812      95,503,299     410,938,993     471,520,114     112,289,394     125,694,725     622,784,781     532,730,093
===========================    ============================    ============================    ============================

--------------------------------------------------------------------------------

================================================================================
 56            NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                             NAF VPS I
                                                                       Founders/T. Rowe Price                Templeton
                                                                           Small Cap Fund          Asset Strategy Fund, Class 1
                                                                            Division 18                     Division 19
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period......................    351,855,473     474,215,229     137,266,658     190,963,707
Accumulation units for purchase payments received..............     26,734,336       3,056,845      10,310,052      15,109,988
Decrease for surrendered contracts.............................    (25,744,851)    (25,365,385)    (11,128,744)    (10,995,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................    (38,110,489)   (100,051,216)    (15,787,924)    (57,811,106)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................    314,734,469     351,855,473     120,660,042     137,266,658
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................      2,046,085            --           485,669            --
Accumulation units for purchase payments received..............        312,539          85,558          77,748           5,750
Decrease for surrendered contracts.............................        (75,397)        (15,829)        (13,722)         (7,988)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      2,416,578       1,976,356         660,898         487,907
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................      4,699,805       2,046,085       1,210,593         485,669
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................     23,669,214            --        18,489,196            --
Accumulation units for purchase payments received..............        563,756      41,940,798       3,250,945       4,159,244
Decrease for surrendered contracts.............................     (1,886,323)     (2,773,842)     (1,821,117)     (1,260,159)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      3,102,027     (15,497,742)     (1,520,679)     15,590,111
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................     25,448,674      23,669,214      18,398,345      18,489,196
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    344,882,948     377,570,772     140,268,980     156,241,523
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           57
================================================================================

          NAF VPS I                        NAF VPS I
       American Century                American Century                     Vanguard                      Vanguard
  International Growth Fund          Income & Growth Fund           Long-Term Corporate Fund       Long-Term Treasury Fund
         Division 20                     Division 21                      Division 22                    Division 23
----------------------------    ----------------------------     ----------------------------   ----------------------------
   For the         For the         For the         For the          For the         For the        For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
    2000            1999            2000            1999             2000            1999           2000            1999
----------------------------    ----------------------------     ----------------------------   ----------------------------
372,176,780     452,419,089     146,888,390     159,815,811      49,616,245      44,122,646     110,102,115      86,673,300
 27,858,379      20,608,146      28,409,750      31,015,356      12,670,742      11,931,469      26,744,597      31,229,264
(26,825,529)    (24,029,305)    (13,384,289)     (8,130,947)     (4,835,582)     (3,078,766)     (9,294,537)     (6,546,427)

(66,065,398)    (76,821,150)     (3,345,774)    (35,811,830)     (9,269,629)     (3,359,104)       (520,747)     (1,254,022)
----------------------------    ----------------------------     ----------------------------   ----------------------------
307,144,232     372,176,780     158,568,077     146,888,390      48,181,776      49,616,245     127,031,428     110,102,115
----------------------------    ----------------------------     ----------------------------   ----------------------------


  2,084,490            --         6,367,461       4,494,005       4,060,325       2,949,044       7,578,682       3,682,809
    221,612         146,063         700,655         998,121         154,459         890,621         460,645       2,771,260
    (73,075)        (22,668)     (5,503,925)         (4,797)     (3,802,161)         (1,180)     (6,244,531)        (14,424)

  1,970,064       1,961,095       8,335,626         880,132       4,223,808         221,840       8,383,197       1,139,037
----------------------------    ----------------------------     ----------------------------   ----------------------------
  4,203,091       2,084,490       9,899,817       6,367,461       4,636,431       4,060,325      10,177,993       7,578,682
----------------------------    ----------------------------     ----------------------------   ----------------------------


 19,529,937            --         2,230,357           3,163       3,874,406             883       1,466,945           7,820
  3,386,658      26,021,323         780,176       2,034,695         982,614       3,873,523         411,531       1,729,182
 (1,825,284)     (1,504,459)       (205,564)       (127,566)       (518,869)           --          (199,090)        (19,243)

 (1,592,137)     (4,986,927)        (71,736)        320,065        (465,738)           --           145,741        (250,814)
----------------------------    ----------------------------     ----------------------------   ----------------------------
 19,499,174      19,529,937       2,733,233       2,230,357       3,872,413       3,874,406       1,825,127       1,466,945
----------------------------    ----------------------------     ----------------------------   ----------------------------

330,846,497     393,791,207     171,201,127     155,486,208      56,690,620      57,550,976     139,034,548     119,147,742
============================    ============================     ============================   ============================

================================================================================
 58                 NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)



                                                                             Vanguard                        Vanguard
                                                                         Windsor II Fund                 Wellington Fund
                                                                           Division 24                     Division 25
                                                                   ----------------------------    ----------------------------
                                                                      For the        For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    426,529,299     372,737,595     328,701,408     253,840,498
Accumulation units for purchase payments received .............     93,138,387     100,997,211      81,385,567      77,532,594
Decrease for surrendered contracts ............................    (34,209,465)    (21,916,141)    (27,813,731)    (17,914,772)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................   (107,440,906)    (25,289,366)    (87,834,418)     15,243,088
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................    378,017,315     426,529,299     294,438,826     328,701,408
                                                                   ---------------------------     ---------------------------
ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     20,846,053      13,800,156      28,195,817      19,636,072
Accumulation units for purchase payments received .............        966,961       6,123,454         864,417       7,575,292
Decrease for surrendered contracts ............................    (19,871,196)         (2,842)    (26,926,085)        (12,079)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     22,228,050         925,285      27,551,693         996,532
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     24,169,868      20,846,053      29,685,842      28,195,817
                                                                   ---------------------------     ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     18,903,967          29,953      13,813,418           9,214
Accumulation units for purchase payments received .............      5,241,844      15,634,457       3,359,842      11,129,037
Decrease for surrendered contracts ............................     (1,200,185)       (444,384)       (962,300)       (220,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     (4,325,963)      3,683,941      (2,468,270)      2,896,098
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     18,619,663      18,903,967      13,742,690      13,813,418
                                                                   ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    420,806,846     466,279,319     337,867,358     370,710,643
                                                                   ===========================     ===========================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                               NOTES TO FINANCIAL STATEMENTS                 59
================================================================================

                                             Putnam
            Putnam                   OTC & Emerging Growth                   Putnam                    Neuberger & Berman
New Opportunities Fund - Class A         Fund - Class A             Global Growth Fund, Class A        Guardian Trust Fund
           Division 26                     Division 27                     Division 28                   Division 29/(1)/
--------------------------------  -----------------------------    ----------------------------    -----------------------------
    For the          For the          For the         For the         For the         For the         For the          For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2000             1999             2000            1999            2000            1999            2000             1999
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  386,064,440     280,523,297      170,725,977     129,463,792     181,916,991     101,468,260      40,241,067      45,261,146
  106,607,277      76,168,935       73,330,854      22,401,108      67,680,261      35,854,841       6,749,189       8,352,744
  (32,579,897)    (14,558,724)     (17,441,497)     (3,370,087)    (15,526,970)     (5,678,042)     (2,962,898)     (2,553,872)

   69,516,775      43,930,932      101,523,710      22,231,164      59,920,360      50,271,932     (44,027,358)    (10,818,951)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  529,608,595     386,064,440      328,139,044     170,725,977     293,990,642     181,916,991              --      40,241,067
--------------------------------  -----------------------------    ----------------------------    -----------------------------

   19,231,737      10,725,927        6,570,152       3,092,839      11,313,375       6,153,771       1,406,229       1,012,671
    3,344,601       7,328,857        2,105,776       2,711,990       2,244,214       4,555,014          76,022         273,728
  (18,073,726)        (13,984)      (5,952,029)         (3,563)    (10,549,015)         (4,108)     (1,263,310)             --

   32,880,539       1,190,937       18,184,261         768,886      20,560,348         608,698        (218,941)        119,830
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   37,383,151      19,231,737       20,908,160       6,570,152      23,568,922      11,313,375              --       1,406,229
--------------------------------  -----------------------------    ----------------------------    -----------------------------


   21,386,431          10,797        1,605,024           3,073       7,494,551           5,761         112,799             253
    8,218,739      12,665,925          805,979       3,590,711       3,165,071       4,604,648             223         196,982
   (1,881,191)       (471,513)        (265,893)     (2,923,259)       (816,456)       (128,409)        (17,631)         (1,071)

    5,631,970       9,181,222        1,198,780         934,499       2,289,456       3,012,551         (95,391)        (83,365)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   33,355,949      21,386,431        3,343,890       1,605,024      12,132,622       7,494,551              --         112,799
--------------------------------  -----------------------------    ----------------------------    -----------------------------

  600,347,695     426,682,608      352,391,094     178,901,153     329,692,186     200,724,917              --      41,760,095
================================  =============================    ============================    =============================

================================================================================
 60                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                         NAF VPS I
                                                                          Founders                          American
                                                                     Large Cap Growth Fund             Century Ultra Fund
                                                                          Division 30                      Division 31
                                                                  -----------------------------   ------------------------------
                                                                    For the          For the        For the           For the
                                                                   Year Ended       Year Ended     Year Ended        Year Ended
                                                                  December 31,     December 31,   December 31,      December 31,
                                                                      2000            1999            2000            1999
                                                                  -----------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    357,129,398     250,777,959     411,119,880     209,221,513
Accumulation units for purchase payments received .............     92,326,749      76,672,387     135,222,074      97,039,857
Decrease for surrendered contracts ............................    (31,725,586)    (14,231,254)    (31,212,556)    (15,080,667)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     (2,762,592)     43,910,306      36,661,985     119,939,177
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................    414,967,969     357,129,398     551,791,383     411,119,880
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     16,160,159       7,720,189      20,827,045       8,116,612
Accumulation units for purchase payments received .............      1,938,357       7,424,730       3,706,636      11,159,706
Decrease for surrendered contracts ............................    (15,053,007)         (2,035)    (18,874,923)        (18,655)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     24,394,266       1,017,275      32,395,071       1,569,382
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     27,439,775      16,160,159      38,053,829      20,827,045
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     23,525,351          12,861       1,613,349          23,002
Accumulation units for purchase payments received .............      7,465,026      16,671,985          82,447       1,680,150
Decrease for surrendered contracts ............................     (1,882,670)       (406,753)       (697,579)        (31,837)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................      1,087,813       7,247,258         896,530         (57,966)
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     30,195,520      23,525,351       1,894,747       1,613,349
                                                                  ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    472,603,264     396,814,908     591,739,959     433,560,274
                                                                  ============================    ============================



/(1)/ Fund was no longer offered as of December 8, 2000.

________________________________________________________________________________

================================================================================
                  NOTES TO FINANCIAL STATEMENTS                              61
================================================================================


                                                                                                         NAF VPS II
          Templeton                            NAF VPS I                American General                 J.P. Morgan
        Foreign Fund                 International Growth Fund      International Value Fund        Small Cap Growth Fund
         Division 32                       Division 33                   Division 34/(1)/                 Division 35
-----------------------------     -----------------------------    ---------------------------   -----------------------------
  For the           For the          For the         For the          For the        For the       For the          For the
Year Ended        Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,     December 31,
    2000             1999             2000             1999            2000            1999          2000             1999
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 219,168,378     198,626,023         167,387              --         337,242              --         298,665              --
  46,257,237      41,754,678         543,251         198,944         422,792         195,630         806,648         266,595
 (19,244,544)     (9,772,500)         (5,084)        (22,765)        (26,123)        (11,967)        (50,946)        (18,572)

 (27,188,239)    (11,439,823)      3,231,709          (8,792)       (733,911)        153,579       1,770,788          50,642
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 218,992,832     219,168,378       3,937,263         167,387              --         337,242       2,825,155         298,665
-----------------------------     -----------------------------    ---------------------------   -----------------------------


   8,660,425       5,437,288           5,641              --         177,255              --         119,661              --
     509,226       2,444,648          76,209           1,572          61,331         155,572         133,073         119,537
  (8,035,356)         (1,641)             --              --              --          (4,283)        (13,939)             --

  12,061,226         780,130         761,036           4,069        (238,586)         25,966         237,852             124
----------------------------      -----------------------------    ---------------------------   -----------------------------
  13,195,521       8,660,425         842,886           5,641              --         177,255         476,647         119,661
----------------------------      -----------------------------    ---------------------------   -----------------------------


     503,020           2,605         329,526              --          72,570              --       2,975,505              --
       3,554         689,055         273,996         148,906          59,319          39,348       1,631,517       1,332,705
     (46,555)       (109,252)        (40,470)         (9,299)         (7,503)             --        (331,217)        (64,853)

     (25,565)        (79,388)        453,543         189,919        (124,386)         33,222       2,123,828       1,707,653
----------------------------      -----------------------------    ---------------------------   -----------------------------
     434,454         503,020       1,016,595         329,526              --          72,570       6,399,633       2,975,505
----------------------------      -----------------------------    ---------------------------   -----------------------------

 232,622,807     228,331,823       5,796,744         502,554              --         587,067       9,701,435       3,393,831
============================      =============================    ===========================   =============================


________________________________________________________________________________

================================================================================
 62                      NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                    NAF VPS II
                                                                        NAF VPS II                    INVESCO
                                                                    Small Cap Value Fund         MidCap Growth Fund
                                                                         Division 36                 Division 37
                                                                  --------------------------  ---------------------------
                                                                    For the       For the       For the        For the
                                                                   Year Ended    Year Ended    Year Ended     Year Ended
                                                                  December 31,  December 31,  December 31,   December 31,
                                                                      2000           1999         2000          1999
                                                                  --------------------------  ---------------------------
STANDARD UNITS
Accumulation units at beginning of period......................      166,013            --       477,094            --
Accumulation units for purchase payments received..............       99,577       165,714       648,033       480,526
Decrease for surrendered contracts.............................       (4,853)      (12,171)      (28,383)      (18,934)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................    1,954,458        12,470     2,257,846        15,502
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................    2,215,195       166,013     3,354,590       477,094
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................          232            --         1,244            --
Accumulation units for purchase payments received..............        1,022            --        83,710         1,039
Decrease for surrendered contracts.............................           --            --            --            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       86,291           232       569,577           205
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................       87,545           232       654,531         1,244
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................       80,739            --       393,589            --
Accumulation units for purchase payments received..............       38,162        41,191       151,662       320,282
Decrease for surrendered contracts.............................      (10,412)           --       (20,596)       (5,225)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       43,631        39,548       167,820        78,532
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................      152,120        80,739       692,475       393,589
                                                                  --------------------------  ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    2,454,860       246,984     4,701,596       871,927
                                                                  ==========================  ===========================

--------------------------------------------------------------------------------

================================================================================
                     NOTES TO FINANCIAL STATEMENTS                           63
================================================================================

         NAF VPS II                   NAF VPS II                     NAF VPS II
      Neuberger Berman               Goldman Sachs                  State Street                 NAF VPS II AG
      MidCap Value Fund           Large Cap Growth Fund         Large Cap Value Fund       Socially Responsible Fund
         Division 38                  Division 39                    Division 40                  Division 41
-----------------------------  ---------------------------   ---------------------------  ----------------------------
  For the          For the       For the        For the        For the        For the       For the         For the
 Year Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
December 31,     December 31,  December 31,   December 31,   December 31,   December 31,  December 31,    December 31,
   2000              1999          2000          1999            2000           1999          2000           1999
-----------------------------  ---------------------------   ---------------------------  ----------------------------
    223,437              --       519,825              --       216,072             --        282,396              --
    394,277          97,398       814,906         501,180       396,276        194,043        282,703         247,965
    (34,750)        (13,765)      (41,449)        (30,451)      (13,625)       (20,511)       (16,998)        (20,764)

  5,791,434         139,804       897,748          49,096       533,811         42,540        273,657          55,195
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  6,374,398         223,437     2,191,030         519,825     1,132,534        216,072        821,758         282,396
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


    142,103              --        95,862              --           221             --        106,148              --
     28,570         151,387       187,151          95,397        14,986            221        147,487          75,719
     (7,060)         (6,744)      (13,587)             --            --             --        (11,847)             --

    523,775          (2,540)      165,990             465       118,483             --      1,049,233          30,429
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
    687,388         142,103       435,416          95,862       133,690            221      1,291,021         106,148
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


  1,116,041              --     9,513,851              --       287,197             --      2,715,174              --
    568,050         733,504     3,381,439       6,582,201       143,250        245,424        932,467       1,831,726
   (121,633)         (7,504)     (817,741)       (200,576)      (18,802)        (8,531)      (307,233)        (14,451)

  1,136,322         390,041       486,238       3,132,226       (67,677)        50,304       (544,440)        897,899
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  2,698,780       1,116,041    12,563,787       9,513,851       343,968        287,197      2,795,968       2,715,174
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------

  9,760,566       1,481,581    15,190,233      10,129,538     1,610,192        503,490      4,908,747       3,103,718
============     ============  ===========    ============   ===========    ============  ============    ============

--------------------------------------------------------------------------------

================================================================================
64                       NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ---------------------------     --------------------------
                                                                      For the         For the         For the        For the
                                                                     Year Ended      Year Ended      Year Ended     Year Ended
                                                                    December 31,    December 31,    December 31,   December 31,
                                                                        2000            1999            2000           1999
                                                                    ---------------------------     --------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................         461,870              --         188,580             --
Accumulation units for purchase payments received .............         236,975         328,741         176,839        189,510
Decrease for surrendered contracts ............................         (36,186)        (14,349)        (18,426)       (28,063)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (662,659)        147,478        (346,993)        27,133
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --         461,870              --        188,580
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................          38,339              --              --             --
Accumulation units for purchase payments received .............          19,404          38,240           2,359             --
Decrease for surrendered contracts ............................            (633)             --              --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................         (57,110)             99          (2,359)            --
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --          38,339              --             --
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       1,968,894              --         370,695             --
Accumulation units for purchase payments received .............         568,056         883,304          53,763        447,719
Decrease for surrendered contracts ............................        (128,471)        (44,206)        (34,676)        (1,569)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (2,408,479)      1,129,796        (389,782)       (75,455)
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --       1,968,894              --        370,695
                                                                    ---------------------------     --------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................              --       2,469,103              --        559,275
                                                                    ===========================     ==========================

(1) Fund was no longer offered as of December 8, 2000.

================================================================================
                       NOTES TO FINANCIAL STATEMENTS                          65
================================================================================

                                           NAF VPS I
       NAF VPS II AG 2                       Putnam                         NAF VPS I AG                          Janus
      Money Market Fund                 Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
         Division 44                        Division 45                      Division 46                       Division 47
----------------------------    -------------------------------     -------------------------------    ---------------------------
   For the         For the      For the Period        For the       For the Period       For the        For the          For the
 Year Ended       Year Ended     Oct. 2, 2000 to     Year Ended     Oct. 2, 2000 to     Year Ended     Year Ended       Year Ended
December 31,     December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,
    2000             1999              2000             1999              2000              1999           2000            1999
----------------------------    -------------------------------     -------------------------------    ---------------------------
  4,089,393               --                --               --                  --              --             --              --
  6,120,524        4,363,951            35,602               --              29,025              --         27,710              --
 (1,277,388)        (214,808)              (14)              --                (225)             --           (142)             --

  5,952,580          (59,750)           73,303               --           4,013,821              --      2,437,773              --
----------------------------    -------------------------------    --------------------------------     --------------------------
 14,885,109        4,089,393           108,891               --           4,042,621              --      2,465,341              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


  1,844,830               --                --               --                  --              --             --              --
  1,863,051        2,176,488                12               --               1,780              --            346              --
 (4,170,581)        (448,769)               --               --                  --              --             --              --

  9,323,073          117,111                --               --             214,962              --        103,271              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
  8,860,373        1,844,830                12               --             216,742              --        103,617              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


         --               --                --               --                  --              --             --              --
      1,274               --                --               --                 291              --            296              --
         --               --                --               --                  --              --             --              --

         --               --             4,289               --              69,252              --          1,939              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
      1,274               --             4,289               --              69,543              --          2,235              --
----------------------------    -------------------------------    --------------------------------    ---------------------------

 23,746,756        5,934,223           113,192               --           4,328,906              --      2,571,193              --
============================    ===============================     ===============================    ===========================

================================================================================
 66                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                           NAF VPS II AG                      NAF VPS II AG
                                                                Aggressive Growth Lifestyle Fund    Moderate Growth Lifestyle Fund
                                                                            Division 48                        Division 49
                                                                --------------------------------    -------------------------------
                                                                      For the         For the            For the          For the
                                                                    Year Ended      Year Ended         Year Ended       Year Ended
                                                                   December 31,    December 31,       December 31,     December 31,
                                                                       2000            1999               2000             1999
                                                                --------------------------------    -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................       139,443             --             215,575             --
Accumulation units for purchase payments received .............     1,664,029        147,977           1,789,733        225,445
Decrease for surrendered contracts ............................       (39,066)        (6,680)            (29,560)       (18,548)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     1,299,933         (1,854)          3,059,291          8,678
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     3,064,339        139,443           5,035,039        215,575
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................        46,149             --             213,355             --
Accumulation units for purchase payments received .............       114,060         46,603             131,170        203,596
Decrease for surrendered contracts ............................       (57,302)            --              (1,226)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       357,260           (454)            521,381          9,759
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................       460,167         46,149             864,680        213,355
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     1,674,512             --           3,491,046             --
Accumulation units for purchase payments received .............       700,417      1,701,141           1,530,398      3,648,403
Decrease for surrendered contracts ............................      (226,631)       (29,541)           (718,004)       (84,343)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (20,721)         2,912           2,287,199        (73,014)
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     2,127,577      1,674,512           6,590,639      3,491,046
                                                                --------------------------------    -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     5,652,083      1,860,104          12,490,358      3,919,976
                                                                ================================    ===============================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    67
================================================================================

        NAF VPS II AG
         Conservative                  T.Rowe Price                    Vanguard                        Vanguard
     Growth Lifestyle Fund             Small Cap Fund           LifeStrategy Growth Fund   LifeStrategy Moderate Growth Fund
          Division 50                 Division 51/(1)/                Division 52                     Division 53
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    For the          For the       For the        For the       For the         For the         For the        For the
  Year Ended       Year Ended    Year Ended     Year Ended    Year Ended      Year Ended      Year Ended     Year Ended
 December 31,     December 31,  December 31,   December 31,  December 31,    December 31,    December 31,   December 31,
     2000             1999          2000           1999          2000            1999            2000           1999
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    203,221             --        821,977            122      1,591,689             --        1,354,406             --
    456,953        187,252        766,767        909,686      2,926,616      1,727,501        1,814,631      1,428,218
    (55,639)        (1,184)      (872,143)       (38,708)      (852,977)       (31,253)        (807,271)       (34,523)

  2,558,479         17,153       (716,601)       (49,123)     3,629,642       (104,559)         981,238        (39,289)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  3,163,014        203,221             --        821,977      7,294,970      1,591,689        3,343,004      1,354,406
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


    246,969             --        249,245             --      1,468,333             --        2,152,244             --
    307,034        247,439         91,146        216,184        804,697      1,425,863          774,183      2,411,164
     (5,320)            --        (25,656)       (28,286)      (107,768)       (27,169)        (161,108)      (114,984)

    186,420           (470)      (314,735)        61,347        102,093         69,639          122,639       (143,936)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    735,103        246,969             --        249,245      2,267,355      1,468,333        2,887,958      2,152,244
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


  1,160,286             --      5,672,360             --     15,310,158             --       22,135,061             --
    504,840      1,220,102      2,005,181      4,302,819      7,365,530      9,924,109       10,602,156     17,865,681
   (230,917)       (40,683)      (394,780)      (102,611)    (1,659,282)      (102,684)      (2,464,768)      (431,210)

     97,501        (19,133)    (7,282,761)     1,472,152       (256,185)     5,488,733       (1,313,928)     4,700,590
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  1,531,710      1,160,286             --      5,672,360     20,760,221     15,310,158       28,958,521     22,135,061
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------

  5,429,827      1,610,476             --      6,743,582     30,322,546     18,370,180       35,189,483     25,641,711
 ============================== ===========================  ============================  =================================

================================================================================
 68                             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          Vanguard
                                                                        LifeStrategy                     Evergreen
                                                                  Conservative Growth Fund      Small Cap Value Fund, Class A
                                                                        Division 54                     Division 55
                                                                 ----------------------------   -------------------------------
                                                                    For the        For the         For the     For the Period
                                                                   Year Ended     Year Ended      Year Ended  Jan. 4, 1999 to
                                                                  December 31,   December 31,    December 31,   December 31,
                                                                     2000           1999            2000           1999
                                                                 ----------------------------   -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................      554,101            --             244           --
Accumulation units for purchase payments received .............      639,109       586,097         158,457          244
Decrease for surrendered contracts ............................     (269,759)      (19,952)           (129)          --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      508,279       (12,044)        555,922           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    1,431,730       554,101         714,494          244
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      375,819            --              --           --
Accumulation units for purchase payments received .............      170,916       427,401             462           --
Decrease for surrendered contracts ............................      (52,586)      (37,236)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (11,642)      (14,346)          9,505           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................      482,507       375,819           9,967           --
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................    3,665,491            --              --           --
Accumulation units for purchase payments received .............    1,868,529     2,207,564             743           --
Decrease for surrendered contracts ............................     (572,830)     (105,249)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     (352,514)    1,563,176             605           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    4,608,676     3,665,491           1,348           --
                                                                 ----------------------------   -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    6,522,913     4,595,411         725,809          244
                                                                 ============================   ===============================

--------------------------------------------------------------------------------

================================================================================
                                NOTES TO FINANCIAL STATEMENTS               69
================================================================================

           Evergreen
   Growth and Income Fund,                Evergreen                         NAF VPS II AG                      NAF VPS II AG
           Class A                   Value Fund, Class A                    Core Bond Fund                  Strategic Bond Fund
         Division 56                     Division 57                          Division 58                       Division 59
------------------------------   -------------------------------   -------------------------------   ------------------------------
  For the      For the Period        For the    For the Period          For the         For the          For the         For the
Year Ended     Jan. 4, 1999 to     Year Ended   Jan. 4, 1999 to       Year Ended       Year Ended       Year Ended      Year Ended
December 31,     December 31,      December 31,  December 31,        December 31,     December 31,     December 31,    December 31,
   2000             1999              2000           1999               2000              1999            2000             1999
------------------------------   -------------------------------   -------------------------------   ------------------------------
       175              --           4,240              --                54,349             --          2,324              --
    35,934           5,458          59,835           4,240                65,379         52,047         59,787           2,449
       (29)             --          (3,204)             --                (2,713)            (8)            (9)           (125)

    95,391          (5,283)        219,019              --               697,270          2,310        150,470              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
   131,471             175         279,890           4,240               814,285         54,349        212,572           2,324
------------------------------   -------------------------------   -------------------------------   ------------------------------


     5,326              --              --              --                10,700             --             --              --
     1,642              52             516              --                   937         10,700            936              --
        --              --              --              --                    --             --             --              --

     3,286           5,274          27,206              --                 6,175             --             --              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
    10,254           5,326          27,722              --                17,812         10,700            936              --
------------------------------   -------------------------------   -------------------------------   ------------------------------

        --              --              --              --                    --             --         33,066              --
       126              --              --              --                 1,856             --         22,184          29,235
        --              --              --              --                    --             --           (355)             --

        44              --              --              --               297,475             --         93,450           3,831
------------------------------   -------------------------------   -------------------------------   ------------------------------
       170              --              --              --               299,331             --        148,345          33,066
------------------------------   -------------------------------   -------------------------------   ------------------------------

   141,895           5,501         307,612           4,240             1,131,428         65,049        361,853          35,390
==============================   ===============================   ===============================   ==============================

--------------------------------------------------------------------------------

================================================================================
70                       NOTES TO FINANCIAL STATEMENTS
================================================================================

   Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS II AG                         Janus
                                                                       High Yield Bond Fund                      Fund
                                                                           Division 60                        Division 61
                                                                ------------------------------   ----------------------------------
                                                                      For the      For the          For the Period      For the
                                                                    Year Ended    Year Ended       Dec. 8, 2000 to     Year Ended
                                                                   December 31,  December 31,        December 31,      December 31,
                                                                       2000          1999                2000              1999
                                                                 -----------------------------   ----------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................     136,423            --                 --                 --
Accumulation units for purchase payments received...............     138,566       161,380             32,863                 --
Decrease for surrendered contracts..............................      (6,876)       (1,372)              (662)                --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................     162,896       (23,585)         3,508,910                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................     431,009       136,423          3,541,111                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................       2,397          --                   --                 --
Accumulation units for purchase payments received...............      19,120         1,926              2,154                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................      22,874           471            136,180                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................      44,391         2,397            138,334                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................         410          --                   --                 --
Accumulation units for purchase payments received...............          --          --                  534                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................        (410)          410              1,644                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................          --           410              2,178                 --
                                                                 -------------------------       -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................     475,400       139,230          3,681,623                 --
                                                                 =========================       ===============================

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        71
================================================================================

                INVESCO                     Small Company Growth Fund -             MAS                          Evergreen
 Blue Chip Growth Fund - Investor Class             Common Class            Mid Cap Growth Portfolio    Special Equity Fund, Class A
             Division 62                             Division 63                  Division 64                    Division 65
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 For the Period      For the              For the Period     For the     For the Period    For the     For the Period      For the
 Dec. 8, 2000 to    Year Ended            Dec. 8, 2000 to  Year Ended   Dec. 8. 2000 to   Year Ended   Dec. 8, 2000 to   Year Ended
  December 31,     December 31,            December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
      2000            1999                     2000           1999           2000            1999          2000             1999
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
        --                   --                    --              --              --            --             --               -
     9,468                   --                17,924              --           4,043            --          4,990               -
       (72)                  --                   (62)             --            (379)           --            (28)              -

 1,078,766                   --               464,868              --         644,194            --        138,849               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 1,088,162                   --               482,730              --         647,858            --        143,811               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       260                   --                 1,613              --              98            --             --               -
        --                   --                    --              --              --            --             --               -

    21,336                   --                 7,004              --           2,580            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
    21,596                   --                 8,617              --           2,678            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       419                   --                    --              --              24            --            268               -
        --                   --                    --              --              --            --             --               -

     1,934                   --                    --              --              --            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
     2,353                   --                    --              --              24            --            268               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------

 1,112,111                   --               491,347              --         650,560            --        144,079               -
=======================================  ============================== ============================= ==============================

================================================================================
 72                        NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                               Sit                             Sit
                                                                       Small Cap Growth Fund            Mid Cap Growth Fund
                                                                             Division 66                    Division 67
                                                                   -----------------------------  -------------------------------
                                                                     For the Period   For the      For the Period       For the
                                                                    Dec. 8, 2000 to  Year Ended   Dec. 8, 2000 to     Year Ended
                                                                     December 31,   December 31,    December 31,     December 31,
                                                                         2000          1999             2000             1999
                                                                   -----------------------------  -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............           5,602         --              6,461              --
Decrease for surrendered contracts ............................             (29)        --                (39)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................         517,933         --            269,501              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................         523,506         --            275,923              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............             276         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................           3,047         --                346              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................           3,323         --                346              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............              --         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................             425         --                 --              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................             425         --                 --              --
                                                                   -----------------------------  -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................         527,254         --            276,269              --
                                                                   =============================  ===============================

================================================================================
                        NOTES TO FINANCIAL STATEMENTS                        73
================================================================================

                Ariel                  Ariel Appreciation                      Lou Holland                        Dreyfus
                Fund                            Fund                           Growth Fund                   Basic GNMA Fund
             Division 68                    Division 69                         Division 70                     Division 71
-------------------------------   ------------------------------    ------------------------------  -------------------------------
For the Period       For the      For the Period      For the       For the Period       For the    For the Period        For the
Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended   Dec. 8, 2000 to     Year Ended
 December 31,      December 31,    December 31,     December 31,     December 31,     December 31,    December 31,     December 31,
     2000              1999            2000             1999             2000             1999            2000            1999
-------------------------------   ------------------------------    ------------------------------  -------------------------------
            --             --                  --            --                  --            --                --             --
        (9,521)            --             (11,021)           --               2,685            --               580             --
           (12)            --                (466)           --                 (16)           --               (24)            --

       168,770             --             208,428            --             154,210            --           733,475             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
       159,237             --             196,941            --             156,879            --           734,031             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  24            --                --             --
            --             --                  --            --                  --            --                --             --

           364             --                  32            --                  --            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           364             --                  32            --                  24            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --

           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------

       159,729             --             197,092            --             157,207            --           856,074             --
===============================   ==============================    ==============================  ===============================

================================================================================
74                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                  NAF VPS I                     NAF VPS I
                                                                                T. Rowe Price                 T. Rowe Price
                                                                           Blue Chip Growth Fund          Health Sciences Fund
                                                                                 Division 72                   Division 73
                                                                   -------------------------------   ------------------------------
                                                                   For the Period        For the      For the Period      For the
                                                                   Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended
                                                                    December 31,      December 31,     December 31,    December 31,
                                                                        2000              1999              2000            1999
                                                                   -------------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............            7,874             --           34,683              --
Decrease for surrendered contracts..............................              (68)                         (1,273)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................        1,329,161             --        3,365,480              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................        1,336,967             --        3,398,890              --
                                                                   -------------------------------   ------------------------------


ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............              134             --            1,315              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................            2,440             --           58,826              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................            2,574             --           60,141              --
                                                                   -------------------------------   ------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............               89             --              640              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................           19,404             --           36,198              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................           19,493             --           36,838              --
                                                                   -------------------------------   ------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................        1,359,034             --        3,495,869              --
                                                                   ===============================   ==============================

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                                  CONTRACT FORM
      PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2 AND PORTFOLIO DIRECTOR PLUS
                            PART C OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)      Financial Statements Filed with Part A:

     Selected Purchase Unit Data for each Fund

      Filed with Part B:

      (i)    Audited Financial Statements The Variable Annuity Life Insurance
             Company

             Report of Independent Auditors

             Consolidated Balance Sheets Consolidated Statements of Income

             Consolidated Statements of Changes in Stockholder Equity

             Consolidated Statements of Cash Flows

             Notes to Consolidated Financial Statements

      (ii)   Audited Financial Statements

        The Variable Annuity Life Insurance Company Separate Account A -

        Statement of Net Assets

        Statement of Operations Statements of Changes in Net Assets

        Notes to Financial Statements

        Report of Independent Accountants

         All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

(b)      Exhibits

         1.                Resolutions adopted by The Variable Annuity Life
                           Insurance Company Board of Directors at its Annual
                           Meeting of April 18, 1979 establishing The Variable
                           Annuity Life Insurance Company Separate Account A.(1)
         2.                Not Applicable.
         3(a).             Underwriting Agreement between The Variable Annuity
                           Life Insurance Company, The Variable Annuity Life
                           Insurance Company Separate Account A and The Variable
                           Annuity Marketing Company.(1)
         3(b).             Underwriting Agreement between The Variable Annuity
                           Life Insurance Company, The Variable Annuity Life
                           Insurance Company Separate Account A and A.G.
                           Distributors, Inc.(2)
         4(a).             Specimen Individual Annuity Contract.
                          (Form UIT-194).(1)

         4(b)(i).          Specimen Group Annuity Contract. (Form UITG-194).(1)
         4(b)(ii).         Specimen Individual Non-Qualified Annuity Contract.
                           (Form UITN-194).(1)
         4(b)(iii).        Specimen Certificate of Participation under Group
                           Annuity Contract (Form UITG-194P).(1)
         4(b)(iv).         Specimen Individual Retirement Account Annuity
                           Contract. (Form UIT-IRA-194).(1)
         4(b)(v).          Specimen Simplified Employee Pension Contract (Form
                           UIT-SEP-194).(1)
         4(b)(vi).         Specimen Endorsement to Group Annuity Contract or
                           Certificate of Participation under Group Annuity
                           Contract. (Form UITG-194-RSAC), effective upon
                           issuance.(3)
         4(b)(vii).        Specimen SIMPLE Individual Retirement Annuity
                           Contract (Form UIT-SIMPLE-897).(4)
         4(b)(viii).       Specimen Portfolio Director Endorsement to Individual
                           Annuity Contract. (Form IPD-798).(4)
         4(b)(ix).         Specimen Portfolio Director Individual Retirement
                           Annuity (IRA) Endorsement to Individual Retirement
                           Account Annuity Contract. (Form IPDIRA-798).(4)
         4(b)(x).          Specimen Portfolio Director Non-Qualified Deferred
                           Annuity (NQDA) Endorsement to Individual
                           Non-Qualified Annuity Contract. (Form IPDN-798).(4)
         5(a)(i).          Specimen Application for Portfolio Director/Portfolio
                           Director 2 Fixed and Variable Annuity for use with
                           all plan types except Individual Retirement Annuities
                           (IRA), Simplified Employee Pension Plan (SEP), and
                           Non-Qualified Deferred Annuities (NQDA).(5)
         5(a)(ii).         Specimen Application for Portfolio Director/Portfolio
                           Director 2 Fixed and Variable Annuity for use with
                           Individual Retirement Annuities (IRA), Simplified
                           Employee Pension Plans (SEP), and Non-Qualified
                           Deferred Annuities (NQDA).(5)
         5(a)(iii).        Specimen Application for Portfolio Director Plus
                           Fixed and Variable Annuity for use with all plan
                           types except NQDA.(4)
         5(a)(iv).         Specimen Application for Portfolio Director Plus
                           Fixed and Variable Annuity for use with all plan
                           types, primarily Non-Qualified.(4)
         5(b).             Specimen Group Master Application.(1)
         5(b)(i).          Specimen Portfolio Director Plus Group Master
                           Application for use with all plan types except
                           NQDA.(4)
         5(b)(ii).         Specimen Portfolio Director Plus Group Master
                           Application for use with all plan types, primarily
                           Non-Qualified.(4)
         6(a).             Copy of Amended and Restated Articles of
                           Incorporation of The Variable Annuity Life Insurance
                           Company.(1)
         6(b).             Copy of Amendment Number One to Amended and Restated
                           Articles of Incorporation of The Variable Annuity
                           Life Insurance Company (as amended through April 28,
                           1989) effective March 28, 1990(1)
         6(c).             Copy of Amended and Restated Bylaws of The Variable
                           Annuity Life Insurance Company as amended through
                           March 4, 1992.(3)
         7.                Not Applicable.

         8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund.(1)
                           (2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000.(2)
                           (3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds.(8)
                           (4) Form of Redacted Administrative Services
                           Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc.(2)
         8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund.(1)
                           (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997.(5)
                           (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997.(2)
         8(c). (1) Order Transmission Agreement between The Variable Annuity Life Insurance Company and Scudder Service Corporation.(6)
                           (2) Amendment to Order Transmission Agreement between The Variable Annuity Life Insurance Company and Scudder Service Corporation, effective July 1, 1997.(3)
         8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp.(6)
                           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997.(3)
         8(e). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc.(6)
                           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997.(3)
                           (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997.(2)
         8(f). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Founders Growth Fund Inc.(6)
                           (2) Amended and Restated Participation Agreement dated July 1, 1999 between Founders Funds, Inc., Premier Mutual Fund Services, Inc., Founders Asset Management, LLC and The Variable Annuity Life Insurance Company.(2)
                           (3) Consent to Assignment between The Variable Annuity Life Insurance Company and Premier Mutual Fund Services, Inc. dated April 1, 1998.(5)

         8(g).             (1) Participation Agreement between The Variable
                           Annuity Life Insurance Company and Vanguard Group,
                           Inc.(6)
                           (2) Amendment No. 1 to Participation Agreement
                           between The Variable Annuity Life Insurance Company
                           and The Vanguard Group, Inc., effective July 17,
                           1998.(7)
         8(h).             Agreement between The Variable Annuity Life Insurance
                           Company and Neuberger & Berman Management Inc.(6)
         8(i).             Agreement between The Variable Annuity Life Insurance
                           Company and T. Rowe Price Investment Services, Inc.,
                           entered into October 1, 1998.(4)
         8(j)(i).          Participation Agreement between The Variable Annuity
                           Life Insurance Company and Evergreen Equity Trust,
                           dated January 4, 1999.(8)
         8(j)(ii).         Form of Amendment No. 1 to Participation Agreement
                           between The Variable Annuity Life Insurance Company
                           and Evergreen Equity Trust dated October 2, 2000.(9)
         8(j)(iii).        Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and Evergreen
                           Investment Services, Inc. dated October 2, 2000.(9)
         8(k)(i).          Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, SIT Mutual Funds,
                           Inc. and SIT Investment Associates, Inc. dated
                           November 1, 2000.(9)
         8(k)(ii).         Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and SIT
                           Investment Associates, Inc. dated November 1,
                           2000.(9)
         8(k)(iii).        Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, SIT MidCap Growth
                           Fund, Inc. and SIT Investment Associates, Inc. dated
                           November 1, 2000.(9)
         8(k)(iv).         Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and SIT
                           Investment Associates, Inc. dated November 1,
                           2000.(9)
         8(l)(i).          Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, Ariel Investment
                           Trust and Ariel Distributors, Inc. dated November 7,
                           2000.(9)
         8(l)(ii).         Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and Ariel
                           Distributors, Inc.(9)
         8(m)(i).          Form of Services Agreement between The Variable
                           Annuity Life Insurance Company and Janus Service
                           Corporation.(9)
         8(m)(ii).         Form of Participant Administrative Services Agreement
                           between The Variable Annuity Life Insurance Company
                           and Janus Service Corporation.(9)
         8(m)(iii).        Form of Distribution and Shareholder Services
                           Agreement between The Variable Annuity Life Insurance
                           Company and Janus Distributors, Inc.(9)
         8(n)(i).          Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, INVESCO Stock Funds,
                           Inc. and INVESCO Distributors, Inc.(9)
         8(n)(ii).         Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and INVESCO
                           Funds Group, Inc.(9)
         8(o)(i).          Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, Warburg Pincus Small
                           Company Growth Funds

                           (common shares), Credit Suisse Asset Management, LLC
                           and Credit Suisse Asset Management Securities, Inc.
                           dated October 2, 2000.(9)
         8(o)(ii).         Form of Administrative Services Agreement Letter
                           between The Variable Annuity Life Insurance Company
                           and Credit Suisse Asset Management, LLC dated October
                           2, 2000.(9)
         8(p)(i).          Form of Participation Agreement between The Variable
                           Annuity Life Insurance Company, Lou Holland Fund and
                           HCM Investments, Inc. dated November 1, 2000.(9)
         8(p)(ii).         Form of Administrative Services Agreement between The
                           Variable Annuity Life Insurance Company and Holland
                           Capital Management, L.P. dated November 1, 2000.(9)
         8(q).             Form of Agency Agreement between The Variable Annuity
                           Life Insurance Company, MAS Funds, MAS Fund
                           Distribution, Inc. and Miller Anderson & Sherrerd,
                           LLP dated November 1, 2000.(9)

         9. Opinion and consent of counsel as to the legality of securities issued.(5)

         10.               Consent of Independent Auditors.
         11.               Not Applicable.
         12.               Not Applicable.
         13.               Calculation of standard and nonstandard performance
                           information.(3)
         14.               Not Applicable.
         15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(5)
-------------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 11, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 20, 2001 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


NAMES AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                            HELD WITH DEPOSITOR
----------------                            -------------------
         Officer                                       Title
         -------                                       -----
         John A. Graf                       Chief Executive Officer
         Robert P. Condon                   President
         Kent E. Barrett                    Executive Vice President & Chief Financial Officer
         Alice T. Kane                      President - AG Fund Group
         Kathleen Adamson                   Executive Vice President - Operations Administration
         Michael J. Akers                   Senior Vice President & Chief Actuary
         Richard L. Bailey                  Senior Vice President - Planning and Expense Management
         Michael A. Betts                   Senior Vice President - Systems
         Rebecca G. Campbell                Senior Vice President - Human Resources
         Mary L. Cavanaugh                  Executive Vice President, General Counsel & Secretary
         Jennifer D. Cobbs                  Senior Vice President - Field Sales Development
         Kenneth E. Coffey                  Senior Vice President - National Marketing Director
         David H. den Boer                  Senior Vice President & Chief Compliance Officer
         Terry Eleftheriou                  Senior Vice President - Finance
         Sharla A. Jackson                  Senior Vice President - Customer Service Amarillo
         Stephen G. Kellison                Senior Vice President - Product Management
         Richard Lindsay                    Senior Vice President - Marketing
         Rosalia Nolan                      Senior Vice President - Institutional Services

                                      C-6


         Thomas G. Norwood                  Senior Vice President - Broker/Dealer Operations
         Larry Robinson                     Senior Vice President - Product Development
         Robert E. Steele                   Senior Vice President - Specialty Products
         Jane E. Bates                      Vice President - Broker/Dealer Compliance
         Rosemary Beauvais                  Vice President - Corporate Technology Services
         Mary C. Birmingham                 Vice President, Group Plan Services and Annuity Compensation
         James D. Bonsall                   Vice President, Financial Systems
         Gregory Stephen Broer              Vice President - Actuarial
         Richard A. Combs                   Vice President - Actuarial
         Neil J. Davidson                   Vice President - Actuarial
         Jill A. Etta                       Vice President - Variable Annuity Sales
         Terry B. Festervand                Vice President & Treasurer
         Daniel Fritz                       Vice President - Actuarial
         Michael D. Gifford                 Vice President - Case Development
         Joseph G. Girgenti                 Vice President - Sales Support
         Albert J. Gutierrez                Vice President & Investment Officer
         Joan M. Keller                     Vice President, Client Service Processing
         Calvin King                        Vice President - North Houston CCC
         Traci P. Langford                  Vice President - Account Management
         Jerry L. Livers                    Vice President - PPGA Sales
         Edward P. Millay                   Vice President & Controller
         Cindy Moore                        Vice President - Budget & Expense Management
         Deanna Osmonson                    Vice President - Insurance Sales Practices, Compliance
         Rembert R. Owen, Jr.               Vice President & Assistant Secretary
         Steven D. Rubinstein               Vice President - Financial Planning & Reporting
         Keith Schlosser                    Vice President - Sales Executive Administration
         Richard W. Scott                   Vice President & Chief Investment Officer
         Gary N. See                        Vice President - Group Actuarial
         Nancy K. Shumbera                  Vice President - Business Solution Development
         Brenda Simmons                     Vice President - Client Contribution Services
         David Snyder                       Vice President - Electronic Commerce
         Paula K. Flatt Snyder              Vice President - AGRS Marketing Communications
         James P. Steele                    Vice President - Specialty Products
         Kenneth R. Story                   Vice President - Information Technology
         Brian R. Toldan                    Vice President - General Auditor
         Julia S. Tucker                    Vice President - Investment Officer
         Krien Verberkmoes                  Vice President - Sales Compliance
         William A. Wilson                  Vice President - Government Affairs
         Roger E. Hahn                      Investment Officer
         C. Scott Inglis                    Investment Officer
         Gordon S. Massie                   Investment Officer
         Craig R. Mitchell                  Investment Officer
         W. Larry Mask                      Real Estate Investment Officer & Assistant Secretary
         D. Lynne Walters                   Tax Officer


                                      C-7

         Pauletta P. Cohn                   Assistant Secretary
         Kurt Bernlohr                      Assistant Secretary
         Lauren W. Jones                    Assistant Secretary
         Christine W. McGinnis              Assistant Secretary
         Connie E. Pritchett                Assistant Secretary
         Daniel R. Cricks                   Assistant Tax Officer
         Eric Alexander                     Assistant Treasurer
         Paul Hoepfl                        Assistant Treasurer
         Kristy L. McWilliams               Assistant Treasurer
         William H. Murray                  Assistant Treasurer
         Tara S. Rock                       Assistant Treasurer
         Carolyn Roller                     Assistant Treasurer
         Marilyn S. Zlotnick                Assistant Controller
         Leslie K. Bates                    Administrative Officer
         Donald L. Davis                    Administrative Officer
         Robert A. Demchak                  Administrative Officer
         Ted D. Hennis                      Administrative Officer
         William L. Hinkle                  Administrative Officer
         William R. Keller, Jr.             Administrative Officer
         Fred M. Lowery                     Administrative Officer
         James F. McCulloch                 Administrative Officer
         Michael M. Mead                    Administrative Officer
         Kathryn T. Smith                   Administrative Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

           SUBSIDIARIES OF AMERICAN GENERAL CORPORATION(1),(2),(3),(4),(5)

The following is a list of American General Corporation's subsidiaries as of February 28, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).




                                                                                                 JURISDICTION OF
                                      NAME                                                        INCORPORATION
---------------------------------------------------------------------------------                ---------------
AGC Life Insurance Company......................................................                 Missouri
   American General Property Insurance Company(16)..............................                 Tennessee
      American General Property Insurance Company of Florida....................                 Florida
   American General Life and Accident Insurance Company(6)......................                 Tennessee
   American General Life Insurance Company(7)...................................                 Texas
      American General Annuity Service Corporation .............................                 Texas
      American General Life Companies ..........................................                 Delaware
     American General Life Insurance Company of New York .......................                 New York
      The Winchester Agency Ltd. ...............................................                 New York

                                      C-8

      The Variable Annuity Life Insurance Company ..............................                 Texas
         Parkway 1999 Trust(17).................................................                 Maryland
         PESCO Plus, Inc(14)....................................................                 Delaware
         American General Gateway Services, L.L.C.(15)..........................                 Delaware
         The Variable Annuity Marketing Company ................................                 Texas
         American General Financial Advisors, Inc...............................                 Texas
         American General Retirement Services Company ..........................                 Texas
         VALIC Trust Company ...................................................                 Texas
         American General Assignment Corporation of New York ...................                 New York
   The Franklin Life Insurance Company .........................................                 Illinois
      The American Franklin Life Insurance Company .............................                 Illinois
      Franklin Financial Services Corporation ..................................                 Delaware
   HBC Development Corporation .................................................                 Virginia
   Templeton American General Life of Bermuda, Ltd(13)..........................                 Bermuda
   Western National Corporation.................................................                 Delaware
      WNL Holding Corp..........................................................                 Delaware
         American General Annuity Insurance Company.............................                 Texas
         American General Assignment Corporation................................                 Texas
         American General Distributors, Inc. ...................................                 Delaware
         A.G. Investment Advisory Services, Inc. ...............................                 Delaware
         American General Financial Institution Group, Inc......................                 Delaware
         WNL Insurance Services, Inc............................................                 Delaware
American General Asset Management Corp. ........................................                 Delaware
American General International, Inc. ...........................................                 Delaware
American General Enterprise Services, Inc. .....................................                 Delaware
American General Corporation* ..................................................                 Delaware
American General Delaware Management Corporation(1) ............................                 Delaware
American General Finance, Inc. .................................................                 Indiana
   HSA Residential Mortgage Services of Texas, Inc..............................                 Delaware
   AGF Investment Corp. ........................................................                 Indiana
   American General Auto Finance, Inc. .........................................                 Delaware
   American General Finance Corporation(8)......................................                 Indiana
      American General Finance Group, Inc. .....................................                 Delaware
         American General Financial Services, Inc.(9)...........................                 Delaware
             The National Life and Accident Insurance Company ..................                 Texas
      Merit Life Insurance Co. .................................................                 Indiana
      Yosemite Insurance Company ...............................................                 Indiana
   American General Finance, Inc................................................                 Alabama
   A.G. Financial Service Center, Inc. .........................................                 Utah
   American General Bank, FSB ..................................................                 Utah
   American General Financial Center, Inc.* ....................................                 Indiana
   American General Financial Center, Incorporated* ............................                 Indiana
   American General Financial Center Thrift Company* ...........................                 California
   Thrift, Incorporated* .......................................................                 Indiana
American General Funds Distributors, Inc. ......................................                 Delaware
American General Investment Advisory Services, Inc.* ...........................                 Texas
American General Investment Holding Corporation(10).............................                 Delaware
   American General Investment Management, L.P.(10).............................                 Delaware

                                      C-9


American General Investment Management Corporation(10)..........................                 Delaware
American General Realty Investment Corporation .................................                 Texas
   AGLL Corporation(11).........................................................                 Delaware
   American General Land Holding Company .......................................                 Delaware
      AG Land Associates, LLC(11)...............................................                 California
   GDI Holding, Inc.*(12).......................................................                 California
   Pebble Creek Service Corporation ............................................                 Florida
   SR/HP/CM Corporation ........................................................                 Texas
Green Hills Corporation ........................................................                 Delaware
Knickerbocker Corporation ......................................................                 Texas
   2929 Allen Parkway Venture, L.P.(19).........................................                 Texas
      American General International Investment, Inc. ..........................                 Delaware
   American Athletic Club, Inc. ................................................                 Texas
Pavilions Corporation...........................................................                 Delaware
USLIFE Corporation..............................................................                 Delaware
   All American Life Insurance Company..........................................                 Illinois
   American General Assurance Company...........................................                 Illinois
      American General Indemnity Company........................................                 Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................                 Arizona
   American General Life Insurance Company of Pennsylvania......................                 Pennsylvania
   I.C. Cal* ...................................................................                 California
   North Central Administrators, Inc............................................                 Minnesota
   North Central Life Insurance Company.........................................                 Minnesota
      North Central Caribbean Life, Ltd.........................................                 Nevis
   The Old Line Life Insurance Company of America...............................                 Wisconsin
   The United States Life Insurance Company in the City of New York.............                 New York
   American General Bancassurance Services, Inc.................................                 Illinois
      USMRP, Ltd. ..............................................................                 Turks &
                                                                                                 Caicos
         The Huntington National Life Insurance Company(18).....................                 Arizona
   USLIFE Realty Corporation....................................................                 Texas
         USLIFE Real Estate Services Corporation................................                 Texas
   USLIFE Systems Corporation...................................................                 Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                      NOTES

(1) American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

       American General Insurance Agency, Inc. (Missouri)
       American General Insurance Agency of Hawaii, Inc. (Hawaii)
       American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

       American General Insurance Agency of Ohio, Inc. (Ohio)
       American General Insurance Agency of Texas, Inc. (Texas)
       American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

(18) On November 17, 2000, USMRP acquired 29,000 shares of The Huntington National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

(19) 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.


COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                        COMPANY ABBREVIATIONS AS USED IN
                        REGISTRATION STATEMENT AMENDMENT

                                                                                                    STATE/JUR.
  ABB.                                            COMPANY                                          OF DOMICILE
---------       ------------------------------------------------------------------------           ------------

                                      C-12

AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
AGAMC           American General Asset Management Corp. ................................               DE
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGFDI           American General Funds Distributors, Inc. ..............................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc. ....................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of
                    Massachusetts, Inc. ................................................               MA
AGIAO           American General Insurance Agency of Ohio, Inc. ........................               OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc. .......................               TX
AGII            American General International, Inc. ...................................               DE
AGIII           American General International Investment, Inc. ........................               DE
AGIHC           American General Investment Holding Corporation ........................               DE
AGIM            American General Investment Management, L.P. ...........................               DE
AGIMC           American General Investment Management Corporation .....................               DE
AGIND           American General Indemnity Company......................................               NE
AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies..........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRI            American General Realty Investment Corporation .........................               TX
AGRSC           American General Retirement Services Company............................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL

                                      C-13

GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd.........................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
URSC            USLIFE Real Estate Service Corporation..................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of
                New York................................................................               NY
USMRP           USMRP, Ltd..............................................................               T&C
HNLIC           The Huntington National Life Insurance Company..........................               AZ
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2001:

                                            QUALIFIED                               NON-QUALIFIED
                                            CONTRACTS                               CONTRACTS

                                    GROUP            INDIVIDUAL        GROUP        INDIVIDUAL
Portfolio Director:                 915,217          269,865           559          24,844
Portfolio Director 2:               1,033,353        413,926           -0-          -0-
Portfolio Director Plus:            -0-              11,605            174          683


ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, andreasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant.



(b) The following information is furnished with respect to each officer and director of VAMCO. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:


         NAME AND PRINCIPAL         POSITIONS AND OFFICES
         BUSINESS ADDRESS           WITH UNDERWRITER
         ----------------           ----------------

         Robert Condon              President and Chief Executive Officer
         Jane E. Bates              Treasurer & Chief Compliance Officer
         Jennifer D. Cobbs          Executive Vice President - Marketing
         Steven P. Boero            Senior Vice President
         Thomas N. Lange            Senior Vice President
         Donald R. Van Putten       Vice President
         Edward Baum                Vice President
         Edward K. Boero            Vice President
         Joe H. Connell             Vice President
         David H. den Boer          Vice President
         Jay Jorgensen              Vice President
         David R. Lyle              Vice President
         John R. Mactavish          Vice President
         Joe C. Osborne             Vice President
         Keith A. Poch              Vice President
         Fred L. Roberts            Vice President
         Ron Sanchies               Vice President
         Paula K. Snyder            Vice President - Marketing Communications
         Krien Verberkmoes          Vice President - Sales Practices
         Donna M. Zucchi            Vice President
         Robyn Galerston            Assistant Vice President - Sales Literature
                                    Review
         Mary L. Cavanaugh          Secretary
         D. Lynne Walters           Tax Officer
         Pauletta P. Cohn           Assistant Secretary
         Lauren W. Jones            Assistant Secretary
         Dennis Cohen               Assistant Tax Officer
         Terry B. Festervand        Assistant Treasurer
         Tara S. Rock               Assistant Treasurer



(c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

         1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ADDITIONAL COMMITMENTS - WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

         (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

         (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

         (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

         (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

         (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

         (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

         (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                               POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Kent E. Barrett, Mary L. Cavanaugh and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April 2001.



                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A (Registrant)

         BY:      THE VARIABLE ANNUITY LIFE INSURANCE
                  COMPANY
                  (On behalf of the Registrant and itself)




         BY:      /s/ Mary L. Cavanaugh
                 -----------------------------------------------------------
                  Mary L. Cavanaugh
                  Executive Vice President, General
                  Counsel and Secretary

[SEAL]




ATTEST:  /s/ Pauletta P. Cohn
         ----------------------------------
         Pauletta P. Cohn
         Assistant Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                            Title                              Date
---------                                            -----                              ----
                                                     Director, Chairman and             April 27, 2001
-----------------------------------------            Chief Executive Officer
John A. Graf



/s/ Terry Eleftheriou                                Principal Accounting               April 27, 2001
-----------------------------------------            Officer
Terry Eleftheriou



/s/ Bruce R. Abrams                                  Director                           April 27, 2001
-----------------------------------------
Bruce R. Abrams



/s/ M. Kathleen Adamson                              Director                           April 27, 2001
-----------------------------------------
M. Kathleen Adamson



/s/ Rebecca G. Campbell                              Director                           April 27, 2001
-----------------------------------------
Rebecca G. Campbell



/s/ Mary L. Cavanaugh                                Director                           April 27, 2001
-----------------------------------------
Mary L. Cavanaugh



/s/ Robert P. Condon                                 Director                           April 27, 2001
-----------------------------------------
Robert P. Condon

                                INDEX TO EXHIBITS
                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 19

                                       TO
                                    FORM N-4
                                       FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY



EXHIBIT NO.

10.      Consent of Independent Auditors